UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07175
Name of Registrant:	Vanguard Tax-Managed Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: December 31
Date of reporting period: January 1, 2015 – December 31, 2015
Item 1: Reports to Shareholders

Annual Report | December 31, 2015

Vanguard Tax-Managed Funds®

Vanguard Tax-Managed Balanced Fund

Vanguard Tax-Managed Capital Appreciation Fund

Vanguard Tax-Managed Small-Cap Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Tax-Managed Balanced Fund.	9
Tax-Managed Capital Appreciation Fund.	73
Tax-Managed Small-Cap Fund.	94
Your Fund’s After-Tax Returns.	117
About Your Fund’s Expenses.	118
Glossary.	120

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2015
Total
Returns
Vanguard Tax-Managed Balanced Fund	2.35%
Tax-Managed Balanced Composite Index	2.19
Mixed-Asset Target Allocation Moderate Funds Average	-2.26
For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Moderate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Tax-Managed Capital Appreciation Fund
Admiral™ Shares	1.68%
Institutional Shares	1.71
Russell 1000 Index	0.92
Multi-Cap Core Funds Average	-2.29
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Tax-Managed Small-Cap Fund
Admiral Shares	-1.85%
Institutional Shares	-1.80
S&P SmallCap 600 Index	-1.97
Small-Cap Core Funds Average	-5.21

Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2014, Through December 31, 2015

			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital
	Price	Price	Dividends	Gains
Vanguard Tax-Managed Balanced Fund	$26.79	$26.86	$0.554	$0.000
Vanguard Tax-Managed Capital Appreciation Fund
Admiral Shares	$103.82	$103.75	$1.752	$0.000
Institutional Shares	51.59	51.55	0.891	0.000
Vanguard Tax-Managed Small-Cap Fund
Admiral Shares	$45.78	$44.37	$0.560	$0.000
Institutional Shares	45.88	44.47	0.580	0.000

Chairman’s Letter

Dear Shareholder,

The year ended December 31, 2015, was a tumultuous one for the world’s financial markets. Not immune to the volatility, the broad U.S. stock market navigated a bumpy road to slight gains. Growth stocks outpaced their value counterparts, while large-capitalization stocks exceeded mid-caps and small-caps. Among U.S. bonds, tax-exempt issues were some of the standout performers.

Against this backdrop, Vanguard Tax-Managed Balanced Fund—which is invested about 50% in stocks and about 50% in tax-exempt bonds—returned 2.35% for the 12 months. Vanguard Tax-Managed Capital Appreciation Fund, which invests in large- and mid-cap stocks, returned 1.68%. Reflecting weakness in small-cap stocks, Vanguard Tax-Managed Small-Cap Fund returned –1.85%. (All returns are for Admiral Shares.)

The funds’ returns were consistent with those of their benchmark indexes. As they did in 2014, each of the funds posted results that were notably better than the average returns of their peers.

The funds also continued to meet their tax-management objective, as they have since their inception. You may wish to review the table later in this report that shows the funds’ after-tax returns for the past one, five, and ten years.

Despite troubles, U.S. stocks eked out a seventh year of gains

U.S. stocks returned 0.48% for the year ended December 31, 2015. Although the broad market recorded its worst performance since 2008, it still posted gains for the seventh straight calendar year when dividends are factored into returns.

Stocks rose modestly over the first half of the year but slid in August and September as concerns mounted that China’s economic slowdown would spread globally. Falling oil and commodity prices also affected economies and markets across the world for better or worse. Central banks in Europe and Asia bolstered their stimulus efforts against weak growth and low inflation. And in December, the Federal Reserve ended months of uncertainty when it raised the target for short-term interest rates to 0.25%–0.5%.

International stocks returned about –5%, restrained by the U.S. dollar’s strength against many foreign currencies. Emerging markets fared the worst.

U.S. bonds ended the year with a slender advance

The broad U.S. taxable bond market returned 0.55% for the 12 months; income accounted for the modestly positive result. The yield of the 10-year Treasury note ended December at 2.30%, up from 2.19% a year earlier. (Bond prices and yields move in opposite directions.)

Market Barometer

	Average Annual Total Returns
	Periods Ended December 31, 2015
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	0.92%	15.01%	12.44%
Russell 2000 Index (Small-caps)	-4.41	11.65	9.19
Russell 3000 Index (Broad U.S. market)	0.48	14.74	12.18
FTSE All-World ex US Index (International)	-4.72	2.04	1.48

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	0.55%	1.44%	3.25%
Barclays Municipal Bond Index (Broad tax-exempt market)	3.30	3.16	5.35
Citigroup Three-Month U.S. Treasury Bill Index	0.03	0.02	0.04

CPI
Consumer Price Index	0.73%	1.00%	1.53%

Investors focused on the Fed’s stance on short-term interest rates and alternately embraced or avoided safe-haven assets depending on the stock market’s strength.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –6.02%, reduced by the dollar’s strength against many foreign currencies. Without this currency effect, returns were modestly positive.

Although the Fed raised its target for short-term interest rates in mid-December to 0.25%–0.5%, returns for money market funds and savings accounts remained limited by the 0%–0.25% levels in place for much of the past seven years.

Tax-exempt bonds were in favor, while small-cap stocks were not

Vanguard’s three tax-managed funds share a tax-efficient objective, while offering exposure to different areas of the market. The funds’ advisors—Vanguard’s Equity Index Group and Fixed Income Group—use various portfolio management strategies to minimize the funds’ taxable gains, while deviating as little as possible from an indexing strategy.

In 2015, the Tax-Managed Balanced Fund benefited from its exposure to tax-exempt municipal bonds, which generally fared better than their taxable counterparts. The fund’s bond portion returned about 3%, more than 2 percentage points ahead of the broad U.S. taxable bond market.

Expense Ratios
Your Fund Compared With Its Peer Group

	Admiral	Institutional	Peer Group
	Shares	Shares	Average
Tax-Managed Balanced Fund	0.12%	—	0.88%
Tax-Managed Capital Appreciation Fund	0.12	0.08%	1.21
Tax-Managed Small-Cap Fund	0.12	0.08	1.29

The fund expense ratios shown are from the prospectus dated April 29, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2015, the funds’ expense ratios were: for the Tax-Managed Balanced Fund, 0.11%; for the Tax-Managed
Capital Appreciation Fund, 0.11% for Admiral Shares and 0.07% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.11% for
Admiral Shares and 0.07% for Institutional Shares. Peer group expense ratios are derived from data provided by Lipper, a Thomson Reuters
Company, and capture information through year-end 2014.

Peer groups: For the Tax-Managed Balanced Fund, Mixed-Asset Target Allocation Moderate Funds; for the Tax-Managed Capital Appreciation
Fund, Multi-Cap Core Funds; and for the Tax-Managed Small-Cap Fund, Small-Cap Core Funds.

Muni bonds had also fared well in 2014 as some states have shown improvement in their financial situations.

The fixed income portion of the balanced fund is concentrated in high-quality municipal securities with an average maturity expected to be between 7 and 12 years. At least three-quarters of the municipal bonds purchased by the fund will be rated in one of the top three credit-rating categories, as determined by an independent bond-rating agency.

On the equity side, the Tax-Managed Balanced Fund also got a lift from its exposure to some of the largest U.S. stocks. The equity portion of the fund closely follows the Russell 1000 Index, which includes the biggest U.S. corporations as well as some mid-cap stocks.

A handful of “mega-cap” stocks recorded outsized gains in 2015, a trend that also helped the Tax-Managed Capital Appreciation Fund. That fund, too, tracks the performance of the Russell 1000

Total Returns
Ten Years Ended December 31, 2015
Average
Annual Return
Tax-Managed Balanced Fund	6.25%
Tax-Managed Balanced Composite Index	6.51
Mixed-Asset Target Allocation Moderate Funds Average	4.52
For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Moderate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Tax-Managed Capital Appreciation Fund Admiral Shares	7.43%
Russell 1000 Index	7.40
Multi-Cap Core Funds Average	5.81
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Tax-Managed Small-Cap Fund Admiral Shares	8.05%
S&P SmallCap 600 Index	8.01
Small-Cap Core Funds Average	5.81
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Index. While giant stocks found favor, small- and mid-cap stocks were, for the most part, out of favor. The Tax-Managed Small-Cap Fund, which tracks the performance of the S&P SmallCap 600 Index, ended with its first negative annual return since 2008.

As an experienced investor knows, various market segments frequently swap leadership positions from one period to another. It’s impossible to know for certain which category—small-cap, mid-cap, large-cap, value, growth, domestic, international—may be the top-performer in any given year. This alternating leadership is one of the reasons that we counsel that broad global diversification is generally the best course for investors.

Over the past decade, the funds outshined peers

For the ten years ended December 31, 2015, Vanguard’s tax-managed funds posted average annual returns ranging from about 6% for the Balanced Fund

Vanguard’s outlook for investors: Not bearish, but cautious

In Vanguard’s recently published global economic and investment outlook, Global Chief
Economist Joseph Davis and his team discuss various market and economic events 2016 may bring, along with challenges and opportunities for investors.

Our forecast includes “frustratingly fragile” economic growth and more modest long-term returns from the global stock and bond markets. The report cautions that for the decade ending
2025, returns for a balanced portfolio are likely to be moderately below historical averages.

Our simulations indicate that the average annualized returns of a 60% equity/40% bond portfolio for the decade are most likely to be centered in the 3%–5% range after inflation, below the actual average after-inflation return of 5.5% for the same portfolio since 1926.

Even so, Vanguard’s steadfast belief in its principles for investing success—focusing on clear goals, a suitable asset allocation, low costs, and long-term discipline—remains unchanged.

For more information about our expectations and the probability of various outcomes, see
Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.

IMPORTANT: The projections or other information generated by the Vanguard Capital Markets Model® (VCMM)
regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. Distribution of return outcomes from VCMM, derived from
10,000 simulations for U.S. equity returns and fixed income returns. Simulations as of September 30, 2015.
Results from the model may vary with each use and over time. For more information, please see page 7.

to about 8% for the Small-Cap Fund. These returns were in line with the funds’ benchmarks, and all three funds outpaced the average returns of their peers.

Vanguard’s Equity Index Group and Fixed Income Group deserve credit for the funds’ success in delivering results in line with their indexes and meeting their tax-management objectives. Unlike many of their peers, our tax-managed funds have never distributed capital gains to shareholders. We believe the advisors will continue this record, as they manage each fund with tax consequences in mind.

To reach your long-term goals, be realistic and try to save more

Although there have been times when it felt as if stocks and bonds were riding a roller coaster, the markets have generally risen in recent years. The broad global stock market in particular has posted some impressive gains since its turnaround began in 2009.

But 2015 served as a reminder that markets aren’t always favorable. The U.S. stock and bond markets were barely positive, and international stocks and unhedged bonds finished in the red.

In Vanguard’s recently updated long-term look at the economy and markets, our global economists explain why they expect economic growth to remain “frustratingly fragile,” and why their outlook for stock and bond markets is the most guarded since 2006. (For more details, see the box on page 6 and Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.)

IMPORTANT: The projections or other information generated by the Vanguard Capital Markets Model (VCMM)
regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.
The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.
The VCMM is a proprietary financial simulation tool developed and maintained by Vanguard’s primary investment research and advice teams. The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S. and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the VCMM is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data from as early as 1960. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

Given these muted expectations, what’s the best course of action? I’ve often encouraged shareholders to focus on the things they can control. That advice holds true today.

Consider saving more than you think you may need. That’s one way you can prepare for the volatility that may lie ahead, particularly as markets adjust to changes in policies from the Fed and other central banks.

And, as always, investors would be well-served to follow Vanguard’s principles for investing success:

• Goals. Create clear, appropriate investment goals.

• Balance. Develop a suitable asset allocation using broadly diversified funds.

• Cost. Minimize cost.

• Discipline. Maintain perspective and long-term discipline.

As with saving, each of these principles is within your control, and focusing on them can keep you on the right path.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 19, 2016

Tax-Managed Balanced Fund

Fund Profile
As of December 31, 2015

Equity and Portfolio Characteristics
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	FA Index
Number of Stocks	756	1,033	3,960
Median Market Cap	$59.1B	$60.5B	$51.4B
Price/Earnings Ratio	21.3x	21.2x	21.9x
Price/Book Ratio	2.7x	2.7x	2.7x
Return on Equity	17.7%	17.8%	17.2%
Earnings Growth
Rate	9.9%	9.4%	9.5%
Dividend Yield	1.9%	2.1%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	9%	—	—
Ticker Symbol	VTMFX	—	—
Expense Ratio[1]	0.12%	—	—
30-Day SEC Yield	1.72%	—	—
Short-Term Reserves	0.3%	—	—

Fixed Income Characteristics

		Barclays	Barclays
		1-15 Year	Municipal
		Municipal	Bond
	Fund	Index	Index
Number of Bonds	1,391	38,905	47,819
Yield to Maturity
(before expenses)	1.8%	1.8%	2.1%
Average Coupon	4.5%	4.8%	4.8%
Average Duration	4.8 years	4.7 years	6.2 years
Average Stated
Maturity	8.5 years	8.0 years	13.1 years

Total Fund Volatility Measures
		DJ
	Tax-Managed	U.S. Total
	Balanced	Market
	Comp Index	FA Index
R-Squared	1.00	0.92
Beta	0.98	0.47
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Stocks (% of equity portfolio)
Apple Inc.	Computer
	Technology	3.0%
Alphabet Inc.	Computer Services
	Software & Systems	2.3
Microsoft Corp.	Computer Services
	Software & Systems	2.2
Exxon Mobil Corp.	Oil: Integrated	1.6
General Electric Co.	Diversified
	Manufacturing
	Operations	1.4
Johnson & Johnson	Pharmaceuticals	1.4
Amazon.com Inc.	Diversified Retail	1.3
Berkshire Hathaway Inc. Insurance: Multi-Line		1.3
Wells Fargo & Co.	Banks: Diversified	1.2
Facebook Inc.	Computer Services
	Software & Systems	1.2
Top Ten		16.9%
Top Ten as % of Total Net Assets		8.2%
The holdings listed exclude any temporary cash investments and equity index products.

Fund Asset Allocation

1 The expense ratio shown is from the prospectus dated April 29, 2015, and represents estimated costs for the current fiscal year. For the fiscal year ended December 31, 2015, the expense ratio was 0.11%.

Tax-Managed Balanced Fund

Sector Diversification (% of equity exposure)
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	FA Index
Consumer
Discretionary	14.9%	14.8%	14.7%
Consumer Staples	8.3	8.3	7.9
Energy	6.2	6.3	5.9
Financial Services	19.6	19.7	20.3
Health Care	14.4	14.5	14.7
Materials &
Processing	3.7	3.5	3.7
Producer Durables	10.4	10.7	10.6
Technology	17.2	17.0	17.0
Utilities	5.3	5.2	5.2

Distribution by Credit Quality (% of fixed
income portfolio)
AAA	23.8%
AA	50.4
A	18.1
BBB	6.3
BB	0.7
Not Rated	0.7

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity
Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds,
trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Equity Investment Focus

Fixed Income Investment Focus

Distribution by Average Stated Maturity
(% of fixed income portfolio)
Under 1 Year	11.5%
1 - 3 Years	9.9
3 - 5 Years	11.7
5 - 10 Years	27.3
10 - 20 Years	38.9
20 - 30 Years	0.7

Largest Area Concentrations (% of fixed income
portfolio)
New York	14.7%
California	14.7
Texas	9.0
Illinois	5.6
Pennsylvania	5.4
Maryland	4.2
Florida	3.9
Massachusetts	3.5
New Jersey	3.2
Washington	2.9
Top Ten	67.1%
"Largest Area Concentration" figures exclude any fixed income futures contracts.

Tax-Managed Balanced Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2005, Through December 31, 2015
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2015
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Tax-Managed Balanced Fund	2.35%	8.51%	6.25%	$18,332
	Tax-Managed Balanced Composite
••••••••	Index	2.19	8.64	6.51	18,791
– – – –	Mixed-Asset Target Allocation
	Moderate Funds Average	-2.26	5.54	4.52	15,561
- - - - - -	Barclays Municipal Bond Index	3.30	5.35	4.72	15,853
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	0.44	12.14	7.48	20,563
For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Moderate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend and capital gains information.

Tax-Managed Balanced Fund

Fiscal-Year Total Returns (%): December 31, 2005, Through December 31, 2015

For a benchmark description, see the Glossary.

Tax-Managed Balanced Fund

Financial Statements

Statement of Net Assets
As of December 31, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (47.9%)
Consumer Discretionary (7.1%)
*	Amazon.com Inc.	22,922	15,493
	Walt Disney Co.	96,366	10,126
	Home Depot Inc.	74,699	9,879
	Comcast Corp. Class A	139,421	7,868
	McDonald’s Corp.	49,874	5,892
	Wal-Mart Stores Inc.	95,949	5,882
	Starbucks Corp.	89,026	5,344
	NIKE Inc. Class B	80,628	5,039
	Costco Wholesale Corp.	28,857	4,660
*	Priceline Group Inc.	3,456	4,406
	Lowe’s Cos. Inc.	55,715	4,237
*	Netflix Inc.	28,809	3,295
	Twenty-First Century Fox
	Inc. Class A	112,951	3,068
	Time Warner Inc.	47,196	3,052
	TJX Cos. Inc.	41,786	2,963
	Time Warner Cable Inc.	14,143	2,625
*	eBay Inc.	86,443	2,375
*	O’Reilly Automotive Inc.	8,072	2,046
	Ford Motor Co.	142,400	2,006
	Johnson Controls Inc.	47,900	1,892
	CBS Corp. Class B	39,413	1,858
	Ross Stores Inc.	33,708	1,814
*	Tesla Motors Inc.	7,270	1,745
	Target Corp.	23,945	1,739
*	AutoZone Inc.	2,341	1,737
	General Motors Co.	50,500	1,718
	Dollar General Corp.	22,000	1,581
	Estee Lauder Cos. Inc.
	Class A	17,818	1,569
	Royal Caribbean Cruises Ltd.	15,347	1,553
*	Dollar Tree Inc.	19,796	1,529
	Yum! Brands Inc.	19,005	1,388
*	Liberty Interactive Corp.
	QVC Group Class A	49,138	1,342
*	Jarden Corp.	23,257	1,328
*	DISH Network Corp.
	Class A	23,055	1,318

	Expedia Inc.	10,576	1,315
	Marriott International Inc.
	Class A	18,383	1,232
*	MGM Resorts International	53,013	1,204
	Newell Rubbermaid Inc.	27,118	1,195
	DR Horton Inc.	37,242	1,193
	Advance Auto Parts Inc.	7,904	1,190
	Tractor Supply Co.	13,714	1,173
	Lear Corp.	9,400	1,155
*	Sirius XM Holdings Inc.	281,880	1,147
	BorgWarner Inc.	26,232	1,134
	Fortune Brands Home &
	Security Inc.	19,825	1,100
	Carnival Corp.	19,950	1,087
	Hanesbrands Inc.	36,400	1,071
	Lennar Corp. Class A	21,403	1,047
	Signet Jewelers Ltd.	8,400	1,039
	Starwood Hotels & Resorts
	Worldwide Inc.	14,307	991
	News Corp. Class A	74,167	991
	Hilton Worldwide Holdings
	Inc.	46,050	985
*	Mohawk Industries Inc.	5,120	970
	Harley-Davidson Inc.	20,990	953
*	Toll Brothers Inc.	27,440	914
	PVH Corp.	12,303	906
*	Visteon Corp.	7,900	905
	Domino’s Pizza Inc.	8,020	892
	Macy’s Inc.	25,294	885
*	NVR Inc.	530	871
	Lamar Advertising Co.
	Class A	14,400	864
	Wyndham Worldwide Corp.	11,500	836
*	Discovery Communications
	Inc.	32,941	831
	Gentex Corp.	50,770	813
	Scripps Networks
	Interactive Inc. Class A	14,568	804
	Coach Inc.	24,420	799
	CST Brands Inc.	20,266	793
*	Bed Bath & Beyond Inc.	16,400	791

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Harman International
	Industries Inc.	8,207	773
*	Starz	23,024	771
	Service Corp. International	29,400	765
*	Avis Budget Group Inc.	20,919	759
*	WABCO Holdings Inc.	7,296	746
*	Chipotle Mexican Grill Inc.
	Class A	1,540	739
	Thor Industries Inc.	12,600	708
*	Fossil Group Inc.	18,679	683
	Dunkin’ Brands Group Inc.	15,292	651
	Dillard’s Inc. Class A	9,453	621
	Wendy’s Co.	57,670	621
	Polaris Industries Inc.	7,200	619
*	TripAdvisor Inc.	6,391	545
	Kohl’s Corp.	11,385	542
	Aaron’s Inc.	23,311	522
	Brinker International Inc.	10,837	520
	Gap Inc.	20,985	518
*	Liberty Media Corp.	13,608	518
*	MSG Networks Inc.	23,640	492
*	Vista Outdoor Inc.	10,772	479
*	Liberty Media Corp. Class A	11,947	469
	Ralph Lauren Corp. Class A	3,973	443
	John Wiley & Sons Inc.
	Class A	9,618	433
*	Liberty Ventures Class A	9,144	413
*	Charter Communications
	Inc. Class A	2,140	392
	Omnicom Group Inc.	4,800	363
	Las Vegas Sands Corp.	7,100	311
	Viacom Inc. Class B	7,227	297
*	Panera Bread Co. Class A	1,500	292
*	Liberty Broadband Corp.	4,681	243
*	Discovery Communications
	Inc. Class A	6,841	183
*	Norwegian Cruise Line
	Holdings Ltd.	2,800	164
*	Liberty Broadband Corp.
	Class A	2,986	154
	Outfront Media Inc.	6,329	138
*	Murphy USA Inc.	2,175	132
*	Under Armour Inc. Class A	1,400	113
	L Brands Inc.	1,000	96
*	AMC Networks Inc. Class A	1,073	80
	Viacom Inc. Class A	1,500	66
*	LKQ Corp.	1,900	56
*	Ulta Salon Cosmetics &
	Fragrance Inc.	300	56
	Wynn Resorts Ltd.	700	48
*	Tempur Sealy International
	Inc.	600	42
*	Sally Beauty Holdings Inc.	1,200	33
*	CarMax Inc.	600	32
*	Live Nation Entertainment
	Inc.	1,300	32

*	AutoNation Inc.	500	30
	Lennar Corp. Class B	680	27
*	Madison Square Garden Co.
	Class A	166	27
*	Hyatt Hotels Corp. Class A	500	24
*	Cabela’s Inc.	500	23
*	Hertz Global Holdings Inc.	1,500	21
*	Sears Holdings Corp.	900	19
*	Urban Outfitters Inc.	800	18
	H&R Block Inc.	500	17
	Cablevision Systems Corp.
	Class A	394	13
*	Pandora Media Inc.	900	12
			176,347
Consumer Staples (4.0%)
	Procter & Gamble Co.	163,249	12,964
	Coca-Cola Co.	227,964	9,793
	Philip Morris International
	Inc.	93,694	8,237
	PepsiCo Inc.	77,790	7,773
	Altria Group Inc.	109,080	6,350
	CVS Health Corp.	63,392	6,198
	Mondelez International Inc.
	Class A	99,137	4,445
	Walgreens Boots Alliance
	Inc.	52,178	4,443
	Colgate-Palmolive Co.	56,370	3,755
	Kroger Co.	68,000	2,844
	Kraft Heinz Co.	25,859	1,882
	Constellation Brands Inc.
	Class A	12,887	1,836
*	Monster Beverage Corp.	10,838	1,614
	Dr Pepper Snapple Group
	Inc.	16,632	1,550
	Archer-Daniels-Midland Co.	42,173	1,547
	Tyson Foods Inc. Class A	27,910	1,489
	Mead Johnson Nutrition Co.	17,213	1,359
	Molson Coors Brewing Co.
	Class B	14,200	1,334
	Clorox Co.	10,000	1,268
	Hormel Foods Corp.	15,892	1,257
	Brown-Forman Corp.
	Class B	12,088	1,200
	JM Smucker Co.	9,651	1,190
	Hershey Co.	13,200	1,178
	Coca-Cola Enterprises Inc.	23,586	1,161
	McCormick & Co. Inc.	13,547	1,159
	Church & Dwight Co. Inc.	13,255	1,125
	Reynolds American Inc.	23,400	1,080
	Bunge Ltd.	14,930	1,019
	Ingredion Inc.	10,086	967
	Kimberly-Clark Corp.	7,252	923
	Keurig Green Mountain Inc.	8,829	794
*	Herbalife Ltd.	14,627	784
*	WhiteWave Foods Co.
	Class A	20,066	781

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	Edgewell Personal Care Co.	9,665	758
*	Sprouts Farmers Market Inc.	27,800	739
*	Hain Celestial Group Inc.	13,600	549
	Whole Foods Market Inc.	12,800	429
*	Rite Aid Corp.	38,359	301
	General Mills Inc.	5,114	295
	Energizer Holdings Inc.	6,965	237
			98,607
Energy (3.0%)
	Exxon Mobil Corp.	246,415	19,208
	Chevron Corp.	106,732	9,602
	Schlumberger Ltd.	65,467	4,566
	EOG Resources Inc.	36,156	2,560
	Phillips 66	26,406	2,160
	Halliburton Co.	59,825	2,036
	ConocoPhillips	41,692	1,947
	Marathon Petroleum Corp.	33,682	1,746
	Pioneer Natural Resources
	Co.	12,589	1,578
	Baker Hughes Inc.	33,150	1,530
	Anadarko Petroleum Corp.	31,490	1,530
	Valero Energy Corp.	20,100	1,421
	Occidental Petroleum Corp.	20,404	1,380
*	Cameron International Corp.	20,752	1,312
*	Concho Resources Inc.	13,580	1,261
	Apache Corp.	27,914	1,241
	Hess Corp.	23,404	1,135
	Kinder Morgan Inc.	71,383	1,065
	Noble Energy Inc.	31,198	1,027
*	FMC Technologies Inc.	33,436	970
	Cimarex Energy Co.	10,176	910
	EQT Corp.	16,797	876
*	Newfield Exploration Co.	25,227	821
	Cabot Oil & Gas Corp.	46,204	817
	Devon Energy Corp.	24,854	795
	World Fuel Services Corp.	18,200	700
*	Antero Resources Corp.	29,520	644
	Williams Cos. Inc.	24,520	630
	Energen Corp.	15,330	628
	Nabors Industries Ltd.	66,010	562
*	Continental Resources Inc.	24,028	552
	QEP Resources Inc.	40,598	544
	Rowan Cos. plc Class A	30,883	523
	Tesoro Corp.	4,800	506
	HollyFrontier Corp.	12,492	498
*	Gulfport Energy Corp.	18,700	459
	Patterson-UTI Energy Inc.	30,402	458
	Superior Energy Services
	Inc.	33,921	457
	Helmerich & Payne Inc.	7,915	424
*	Rice Energy Inc.	36,400	397
	California Resources Corp.	145,861	340
	ONEOK Inc.	13,384	330
*	WPX Energy Inc.	57,000	327
	SM Energy Co.	15,472	304
	National Oilwell Varco Inc.	7,929	266

*	Cheniere Energy Inc.	4,800	179
	Murphy Oil Corp.	6,700	150
	Range Resources Corp.	5,962	147
*	First Solar Inc.	1,400	92
*	SolarCity Corp.	1,300	66
*	SunPower Corp. Class A	800	24
*	SunEdison Inc.	3,300	17
*	NOW Inc.	882	14
	Restaurant Brands
	International LP	189	7
	Marathon Oil Corp.	282	4
			73,743
Financial Services (9.4%)
*	Berkshire Hathaway Inc.
	Class B	112,677	14,878
	Wells Fargo & Co.	252,159	13,707
	JPMorgan Chase & Co.	198,001	13,074
	Bank of America Corp.	610,417	10,273
	Citigroup Inc.	184,843	9,566
	Visa Inc. Class A	117,615	9,121
	MasterCard Inc. Class A	59,600	5,803
	American International
	Group Inc.	81,900	5,075
	Goldman Sachs Group Inc.	27,235	4,909
	Simon Property Group Inc.	20,528	3,991
	American Express Co.	52,659	3,662
*	PayPal Holdings Inc.	84,924	3,074
	Morgan Stanley	95,760	3,046
	American Tower
	Corporation	28,473	2,760
	Charles Schwab Corp.	81,305	2,677
	US Bancorp	55,400	2,364
	Public Storage	8,972	2,222
	PNC Financial Services
	Group Inc.	22,900	2,183
	Equity Residential	26,750	2,183
	Capital One Financial Corp.	28,392	2,049
	Aon plc	21,940	2,023
*	Synchrony Financial	65,425	1,990
	AvalonBay Communities Inc.	10,200	1,878
	Chubb Corp.	13,600	1,804
	Allstate Corp.	28,400	1,763
*	Fiserv Inc.	18,742	1,714
	Crown Castle International
	Corp.	19,667	1,700
	SunTrust Banks Inc.	38,929	1,668
	MetLife Inc.	34,240	1,651
	Boston Properties Inc.	12,781	1,630
	Vornado Realty Trust	16,000	1,599
	Equinix Inc.	5,196	1,571
	Hartford Financial Services
	Group Inc.	34,200	1,486
	Bank of New York Mellon
	Corp.	34,932	1,440
	Progressive Corp.	44,997	1,431
	Essex Property Trust Inc.	5,973	1,430

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Moody’s Corp.	14,200	1,425
	Intercontinental Exchange
	Inc.	5,531	1,417
	General Growth Properties
	Inc.	51,800	1,410
	Equifax Inc.	12,188	1,357
*	Markel Corp.	1,493	1,319
	Fidelity National Information
	Services Inc.	21,481	1,302
	Discover Financial Services	24,229	1,299
	Loews Corp.	33,575	1,289
*	Alliance Data Systems Corp.	4,587	1,269
	BlackRock Inc.	3,512	1,196
	Travelers Cos. Inc.	10,589	1,195
*	CBRE Group Inc. Class A	34,193	1,182
	Extra Space Storage Inc.	13,300	1,173
	SL Green Realty Corp.	10,359	1,170
	Lincoln National Corp.	22,830	1,147
	First Republic Bank	17,240	1,139
	Ameriprise Financial Inc.	10,680	1,137
	KeyCorp	84,218	1,111
	Global Payments Inc.	17,028	1,099
*	Arch Capital Group Ltd.	15,730	1,097
	Prologis Inc.	25,200	1,082
	Federal Realty Investment
	Trust	7,319	1,069
*	Signature Bank	6,880	1,055
*	Alleghany Corp.	2,173	1,039
	Voya Financial Inc.	27,959	1,032
	Total System Services Inc.	20,700	1,031
	Weyerhaeuser Co.	34,166	1,024
	MSCI Inc. Class A	14,134	1,020
	Jones Lang LaSalle Inc.	6,352	1,015
	SEI Investments Co.	19,347	1,014
*	E*TRADE Financial Corp.	34,200	1,014
	Torchmark Corp.	17,622	1,007
	T. Rowe Price Group Inc.	14,000	1,001
	Huntington Bancshares Inc.	89,700	992
	FactSet Research Systems
	Inc.	6,019	979
*	SVB Financial Group	8,120	966
	Equity LifeStyle Properties
	Inc.	14,000	933
	Comerica Inc.	22,300	933
	Franklin Resources Inc.	25,275	931
	Nasdaq Inc.	15,873	923
	East West Bancorp Inc.	22,169	921
*	Realogy Holdings Corp.	24,970	916
	Zions Bancorporation	33,251	908
	RenaissanceRe Holdings Ltd.	7,918	896
	WR Berkley Corp.	16,293	892
*	Forest City Enterprises Inc.
	Class A	40,493	888
	Assurant Inc.	11,000	886
	TD Ameritrade Holding Corp.	25,261	877
	StanCorp Financial Group Inc.	7,620	868

	State Street Corp.	13,069	867
	Regions Financial Corp.	90,215	866
	Welltower Inc.	12,700	864
	Unum Group	25,927	863
	CIT Group Inc.	21,600	858
*	Howard Hughes Corp.	7,540	853
	White Mountains Insurance
	Group Ltd.	1,166	847
	Everest Re Group Ltd.	4,600	842
	Douglas Emmett Inc.	26,334	821
*	Equity Commonwealth	29,230	811
	CBOE Holdings Inc.	12,400	805
	Synovus Financial Corp.	24,642	798
	Taubman Centers Inc.	10,300	790
	Fifth Third Bancorp	38,275	769
	Reinsurance Group of
	America Inc. Class A	8,970	767
	American Homes 4 Rent
	Class A	45,840	764
	Assured Guaranty Ltd.	28,594	756
	Apartment Investment &
	Management Co.	18,776	752
	Interactive Brokers Group
	Inc.	17,220	751
	Commerce Bancshares Inc.	17,312	736
	Brown & Brown Inc.	22,461	721
	First Horizon National Corp.	49,640	721
	Host Hotels & Resorts Inc.	46,699	716
	Post Properties Inc.	12,000	710
	Associated Banc-Corp	37,727	707
	TFS Financial Corp.	36,600	689
*	Genworth Financial Inc.
	Class A	181,930	679
*	Affiliated Managers Group
	Inc.	4,184	668
	Morningstar Inc.	8,288	666
	Raymond James Financial
	Inc.	11,434	663
	Hanover Insurance Group
	Inc.	7,614	619
	Popular Inc.	21,800	618
	McGraw Hill Financial Inc.	6,100	601
	TCF Financial Corp.	42,000	593
	Dun & Bradstreet Corp.	5,700	592
	Lazard Ltd. Class A	12,825	577
	Tanger Factory Outlet
	Centers Inc.	17,300	566
	Legg Mason Inc.	14,354	563
	Leucadia National Corp.	30,733	534
	Aflac Inc.	8,800	527
	Prudential Financial Inc.	6,312	514
	Allied World Assurance Co.
	Holdings AG	13,344	496
	Brixmor Property Group Inc.	19,000	491
	DDR Corp.	29,107	490
	ACE Ltd.	3,800	444

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	LPL Financial Holdings Inc.	10,200	435
	WP Glimcher Inc.	34,741	369
	Ventas Inc.	6,500	367
	CNA Financial Corp.	8,693	306
*	Ally Financial Inc.	15,700	293
	Retail Properties of America
	Inc.	19,700	291
	HCP Inc.	7,300	279
	CME Group Inc.	2,895	262
	Care Capital Properties Inc.	8,325	255
	ProAssurance Corp.	5,000	243
	BOK Financial Corp.	4,040	242
	BB&T Corp.	5,800	219
	Annaly Capital Management
	Inc.	19,500	183
*	FleetCor Technologies Inc.	1,200	172
	Marsh & McLennan Cos.
	Inc.	2,900	161
*	Santander Consumer USA
	Holdings Inc.	9,400	149
	FNF Group	3,247	113
	Plum Creek Timber Co. Inc.	1,800	86
	Hospitality Properties Trust	3,122	82
*	First Data Corp. Class A	4,500	72
*	Vantiv Inc. Class A	900	43
*	CoreLogic Inc.	1,000	34
	Navient Corp.	2,200	25
	Gaming and Leisure
	Properties Inc.	900	25
	Cullen/Frost Bankers Inc.	200	12
*	Zillow Group Inc.	400	9
	Macerich Co.	100	8
	People’s United Financial Inc.	400	6
*	Zillow Group Inc. Class A	200	5
			232,331
Health Care (6.9%)
	Johnson & Johnson	165,044	16,953
	Pfizer Inc.	351,487	11,346
	Gilead Sciences Inc.	87,442	8,848
	Merck & Co. Inc.	152,621	8,061
*	Allergan plc	23,083	7,213
	Amgen Inc.	43,155	7,005
	Medtronic plc	89,310	6,870
	UnitedHealth Group Inc.	53,313	6,272
	Bristol-Myers Squibb Co.	86,260	5,934
*	Celgene Corp.	47,124	5,644
	AbbVie Inc.	92,499	5,480
*	Biogen Inc.	13,791	4,225
	Eli Lilly & Co.	48,500	4,087
*	Express Scripts Holding Co.	44,249	3,868
	Thermo Fisher Scientific Inc.	25,767	3,655
	Abbott Laboratories	74,600	3,350
	McKesson Corp.	14,436	2,847
*	Alexion Pharmaceuticals Inc.	14,686	2,801
*	Regeneron Pharmaceuticals
	Inc.	5,160	2,801

	Cigna Corp.	18,741	2,742
	Aetna Inc.	22,455	2,428
	Anthem Inc.	16,126	2,249
	Stryker Corp.	22,549	2,096
*	Vertex Pharmaceuticals Inc.	16,400	2,064
*	Boston Scientific Corp.	110,540	2,038
	Zoetis Inc.	39,980	1,916
	Humana Inc.	10,600	1,892
*	Illumina Inc.	9,650	1,852
*	HCA Holdings Inc.	27,304	1,847
	Perrigo Co. plc	12,279	1,777
	AmerisourceBergen Corp.
	Class A	16,306	1,691
*	Cerner Corp.	27,310	1,643
	Zimmer Biomet Holdings
	Inc.	13,970	1,433
	St. Jude Medical Inc.	22,035	1,361
	CR Bard Inc.	6,765	1,282
	Agilent Technologies Inc.	30,407	1,271
*	DaVita HealthCare Partners
	Inc.	17,800	1,241
*	Laboratory Corp. of America
	Holdings	9,781	1,209
	Cardinal Health Inc.	13,245	1,182
	Universal Health Services
	Inc. Class B	9,347	1,117
	DENTSPLY International Inc.	17,283	1,052
*	BioMarin Pharmaceutical Inc.	9,600	1,006
	PerkinElmer Inc.	17,800	954
*	Mylan NV	17,600	952
*	Endo International plc	15,469	947
	Cooper Cos. Inc.	6,963	934
	Baxalta Inc.	23,700	925
*	Intuitive Surgical Inc.	1,690	923
*	QIAGEN NV	32,000	885
	Becton Dickinson and Co.	5,558	856
*	Mallinckrodt plc	10,075	752
*	Quintiles Transnational
	Holdings Inc.	10,600	728
	Bio-Techne Corp.	7,000	630
*	Varian Medical Systems Inc.	7,780	629
	Hill-Rom Holdings Inc.	13,022	626
	Patterson Cos. Inc.	13,300	601
	Quest Diagnostics Inc.	8,019	570
*	Incyte Corp.	4,800	521
*	Premier Inc. Class A	13,780	486
*	Charles River Laboratories
	International Inc.	5,500	442
*	Intrexon Corp.	13,700	413
	Baxter International Inc.	9,200	351
*	Tenet Healthcare Corp.	10,925	331
*	Edwards Lifesciences Corp.	2,638	208
*	Alkermes plc	2,300	183
*	Intercept Pharmaceuticals
	Inc.	450	67
*	Centene Corp.	800	53

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	Health Net Inc.	700	48
*	United Therapeutics Corp.	300	47
*	Hologic Inc.	1,200	46
*	VCA Inc.	800	44
*	Sirona Dental Systems Inc.	400	44
*	Jazz Pharmaceuticals plc	300	42
*	Align Technology Inc.	600	40
*	Alnylam Pharmaceuticals Inc.	400	38
*	Veeva Systems Inc. Class A	1,300	37
*	MEDNAX Inc.	500	36
*	athenahealth Inc.	200	32
*	Henry Schein Inc.	200	32
*	Alere Inc.	800	31
*	LifePoint Health Inc.	400	29
*	Allscripts Healthcare
	Solutions Inc.	1,900	29
*	IDEXX Laboratories Inc.	400	29
*	Medivation Inc.	600	29
*	Seattle Genetics Inc.	600	27
*	Envision Healthcare Holdings
	Inc.	800	21
*	Community Health Systems
	Inc.	600	16
*	Brookdale Senior Living Inc.	800	15
			171,328
Materials & Processing (1.8%)
	EI du Pont de Nemours &
	Co.	49,128	3,272
	Dow Chemical Co.	54,287	2,795
	Monsanto Co.	26,908	2,651
	Precision Castparts Corp.	10,560	2,450
	Ecolab Inc.	17,900	2,047
	Sherwin-Williams Co.	6,460	1,677
	PPG Industries Inc.	15,100	1,492
	Praxair Inc.	12,852	1,316
	Vulcan Materials Co.	13,244	1,258
	LyondellBasell Industries
	NV Class A	13,538	1,176
	Ingersoll-Rand plc	20,400	1,128
	Ball Corp.	15,418	1,121
	Celanese Corp. Class A	16,040	1,080
	Airgas Inc.	7,619	1,054
	Newmont Mining Corp.	54,666	983
	Sealed Air Corp.	21,500	959
	Martin Marietta Materials Inc.	6,786	927
*	WR Grace & Co.	9,200	916
*	Crown Holdings Inc.	18,041	915
	Valspar Corp.	10,800	896
	Lennox International Inc.	6,900	862
	CF Industries Holdings Inc.	19,560	798
	Hexcel Corp.	16,800	780
	Valmont Industries Inc.	6,711	711
	NewMarket Corp.	1,820	693
	Southern Copper Corp.	24,900	650
	Owens Corning	13,800	649
	Westlake Chemical Corp.	11,800	641

	Ashland Inc.	6,198	637
	Eagle Materials Inc.	10,400	628
*	Owens-Illinois Inc.	35,800	624
	Albemarle Corp.	10,400	583
	Silgan Holdings Inc.	10,642	572
	FMC Corp.	14,398	563
	Alcoa Inc.	49,000	484
*	Armstrong World Industries
	Inc.	10,403	476
	Reliance Steel & Aluminum
	Co.	7,600	440
	Tahoe Resources Inc.	43,199	375
	Freeport-McMoRan Inc.	51,194	347
	Royal Gold Inc.	9,200	336
	Scotts Miracle-Gro Co.
	Class A	5,042	325
	Nucor Corp.	7,400	298
	Fastenal Co.	4,725	193
	International Paper Co.	4,943	186
	Eastman Chemical Co.	2,640	178
	Air Products & Chemicals Inc.	1,200	156
	Mosaic Co.	5,600	155
	WestRock Co.	3,000	137
*	USG Corp.	5,000	121
	Chemours Co.	4,945	27
			43,738
Producer Durables (5.0%)
	General Electric Co.	548,621	17,090
	United Technologies Corp.	50,576	4,859
	Boeing Co.	29,120	4,210
	3M Co.	25,500	3,841
	Danaher Corp.	38,251	3,553
	Honeywell International Inc.	34,000	3,521
	Union Pacific Corp.	43,852	3,429
	FedEx Corp.	20,136	3,000
	Delta Air Lines Inc.	54,700	2,773
	Accenture plc Class A	23,200	2,424
	Southwest Airlines Co.	51,517	2,218
	United Parcel Service Inc.
	Class B	22,500	2,165
	Automatic Data Processing
	Inc.	22,574	1,913
*	United Continental Holdings
	Inc.	32,650	1,871
	CSX Corp.	65,000	1,687
	Lockheed Martin Corp.	7,743	1,681
	Roper Technologies Inc.	8,710	1,653
*	Verisk Analytics Inc. Class A	17,340	1,333
	General Dynamics Corp.	9,191	1,263
	Raytheon Co.	10,049	1,251
	Rockwell Collins Inc.	13,500	1,246
	AMETEK Inc.	22,900	1,227
	Textron Inc.	28,711	1,206
*	TransDigm Group Inc.	5,240	1,197
	Towers Watson & Co.
	Class A	8,620	1,107

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	Waters Corp.	8,218	1,106
	Cintas Corp.	11,870	1,081
	American Airlines Group Inc.	24,700	1,046
*	Mettler-Toledo International
	Inc.	3,020	1,024
	Caterpillar Inc.	15,000	1,019
	Waste Connections Inc.	18,050	1,017
*	Spirit AeroSystems Holdings
	Inc. Class A	20,100	1,006
	Xerox Corp.	94,355	1,003
	Expeditors International of
	Washington Inc.	21,466	968
	Xylem Inc.	26,439	965
	Norfolk Southern Corp.	11,400	964
	CH Robinson Worldwide Inc.	15,511	962
	Allegion plc	14,433	951
	Huntington Ingalls Industries
	Inc.	7,469	947
	Orbital ATK Inc.	10,586	946
	Wabtec Corp.	13,265	943
*	Stericycle Inc.	7,784	939
	AO Smith Corp.	12,100	927
	IDEX Corp.	11,729	899
	JB Hunt Transport Services
	Inc.	12,010	881
	Kansas City Southern	11,600	866
	Cummins Inc.	9,721	856
*	Jacobs Engineering Group
	Inc.	20,195	847
	BWX Technologies Inc.	26,319	836
	Carlisle Cos. Inc.	9,400	834
	Flowserve Corp.	19,513	821
	WW Grainger Inc.	3,982	807
	B/E Aerospace Inc.	18,690	792
	Fluor Corp.	16,458	777
	Toro Co.	10,518	769
	Air Lease Corp. Class A	22,500	753
	ITT Corp.	20,469	743
*	AECOM	24,734	743
	Landstar System Inc.	12,535	735
	Nordson Corp.	11,450	735
	Republic Services Inc.
	Class A	16,510	726
	AGCO Corp.	15,837	719
	Chicago Bridge & Iron Co.
	NV	18,388	717
	FLIR Systems Inc.	25,500	716
	Trinity Industries Inc.	29,700	713
	Manitowoc Co. Inc.	45,670	701
	Oshkosh Corp.	17,747	693
	Triumph Group Inc.	17,259	686
	Robert Half International Inc.	14,500	684
*	Quanta Services Inc.	32,695	662
	ADT Corp.	20,000	660
	Regal Beloit Corp.	11,200	655
	KBR Inc.	38,382	649

*	HD Supply Holdings Inc.	21,300	640
*	Babcock & Wilcox
	Enterprises Inc.	30,559	638
*	United Rentals Inc.	8,600	624
	Emerson Electric Co.	11,700	560
	Lincoln Electric Holdings Inc.	10,723	556
	Ryder System Inc.	9,400	534
	Stanley Black & Decker Inc.	4,927	526
*	Keysight Technologies Inc.	17,803	504
	Pentair plc	10,087	500
	ManpowerGroup Inc.	5,650	476
*	WESCO International Inc.	9,919	433
	Deere & Co.	5,600	427
	National Instruments Corp.	14,511	416
	L-3 Communications
	Holdings Inc.	3,289	393
	Donaldson Co. Inc.	13,286	381
	Paychex Inc.	6,600	349
	Illinois Tool Works Inc.	3,700	343
	Northrop Grumman Corp.	1,800	340
	MSC Industrial Direct Co.
	Inc. Class A	5,300	298
	SPX Corp.	24,497	229
	Covanta Holding Corp.	14,400	223
	Eaton Corp. plc	3,900	203
	Copa Holdings SA Class A	3,638	176
	Lexmark International Inc.
	Class A	5,300	172
*	SPX FLOW Inc.	5,597	156
*	Middleby Corp.	1,000	108
*	Spirit Airlines Inc.	2,559	102
	Kennametal Inc.	3,000	58
*	Genpact Ltd.	1,700	43
*	CoStar Group Inc.	200	41
*	IHS Inc. Class A	300	36
*	Old Dominion Freight Line
	Inc.	500	30
*	Zebra Technologies Corp.	400	28
*	Kirby Corp.	400	21
*	Genesee & Wyoming Inc.
	Class A	300	16
			122,787
Technology (8.2%)
	Apple Inc.	335,515	35,316
	Microsoft Corp.	471,356	26,151
*	Facebook Inc. Class A	130,860	13,696
*	Alphabet Inc. Class A	17,432	13,562
*	Alphabet Inc.	17,770	13,485
	Intel Corp.	279,400	9,625
	International Business
	Machines Corp.	54,403	7,487
	Oracle Corp.	188,690	6,893
	Cisco Systems Inc.	246,715	6,700
	QUALCOMM Inc.	85,800	4,289
*	salesforce.com inc	43,832	3,436
	EMC Corp.	119,136	3,059

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	Adobe Systems Inc.	31,396	2,949
	Avago Technologies Ltd.
	Class A	18,035	2,618
	Broadcom Corp. Class A	40,543	2,344
*	Cognizant Technology
	Solutions Corp. Class A	38,296	2,299
	Texas Instruments Inc.	41,746	2,288
*	Yahoo! Inc.	63,266	2,104
	Intuit Inc.	19,124	1,846
	Activision Blizzard Inc.	47,560	1,841
	Applied Materials Inc.	91,880	1,715
	NVIDIA Corp.	50,100	1,651
	Amphenol Corp. Class A	27,542	1,439
	Hewlett Packard Enterprise
	Co.	90,073	1,369
	Corning Inc.	71,577	1,308
*	Electronic Arts Inc.	19,000	1,306
	Motorola Solutions Inc.	19,028	1,303
*	Autodesk Inc.	20,858	1,271
*	SBA Communications Corp.
	Class A	11,911	1,252
	Lam Research Corp.	14,800	1,175
*	Citrix Systems Inc.	15,428	1,167
	Skyworks Solutions Inc.	15,100	1,160
	Juniper Networks Inc.	41,600	1,148
*	VeriSign Inc.	12,228	1,068
	HP Inc.	90,073	1,066
	Analog Devices Inc.	18,996	1,051
	Symantec Corp.	48,539	1,019
*	LinkedIn Corp. Class A	4,500	1,013
	Xilinx Inc.	21,429	1,007
	CDK Global Inc.	19,458	924
	NetApp Inc.	33,571	891
	Ingram Micro Inc.	28,100	854
	Avnet Inc.	19,900	853
	Teradyne Inc.	41,000	848
*	Cadence Design Systems
	Inc.	39,700	826
*	Synopsys Inc.	18,000	821
	DST Systems Inc.	7,030	802
*	Micron Technology Inc.	56,000	793
	Amdocs Ltd.	14,500	791
	Sabre Corp.	27,200	761
	Atmel Corp.	86,400	744
	Brocade Communications
	Systems Inc.	73,800	678
	Solera Holdings Inc.	12,190	668
	IAC/InterActiveCorp	11,100	667
	Dolby Laboratories Inc.
	Class A	19,500	656
*	NCR Corp.	26,400	646
*	CommScope Holding Co.
	Inc.	23,454	607
	SanDisk Corp.	7,200	547
*	Twitter Inc.	22,600	523
	Western Digital Corp.	8,400	504

	Computer Sciences Corp.	15,000	490
*	Viavi Solutions Inc.	74,300	453
	CSRA Inc.	15,000	450
	Linear Technology Corp.	7,300	310
*	ON Semiconductor Corp.	28,800	282
	Maxim Integrated Products
	Inc.	5,500	209
*	Teradata Corp.	7,736	204
*	Arrow Electronics Inc.	3,300	179
	CA Inc.	5,007	143
*	Qorvo Inc.	2,400	122
*	Palo Alto Networks Inc.	400	70
*	IPG Photonics Corp.	500	45
*	Gartner Inc.	400	36
*	SolarWinds Inc.	600	35
*	ServiceNow Inc.	400	35
*	Red Hat Inc.	400	33
*	Fortinet Inc.	1,000	31
*	IMS Health Holdings Inc.	1,200	31
*	Splunk Inc.	500	29
*	F5 Networks Inc.	300	29
*	Tableau Software Inc.
	Class A	300	28
*	ANSYS Inc.	300	28
*	ARRIS Group Inc.	900	28
*	NetSuite Inc.	300	25
*	Workday Inc. Class A	300	24
*	EchoStar Corp. Class A	600	24
*	VeriFone Systems Inc.	800	22
*	Akamai Technologies Inc.	400	21
*	PTC Inc.	600	21
*	Zynga Inc. Class A	7,300	20
*	Rackspace Hosting Inc.	700	18
*	Groupon Inc. Class A	4,600	14
*	FireEye Inc.	600	12
*	Lumentum Holdings Inc.	520	11
*	VMware Inc. Class A	200	11
			204,403
Utilities (2.5%)
	AT&T Inc.	351,489	12,095
	Verizon Communications
	Inc.	232,000	10,723
	Duke Energy Corp.	48,030	3,429
	NextEra Energy Inc.	31,197	3,241
	Southern Co.	64,700	3,027
	Dominion Resources Inc.	42,808	2,896
	PG&E Corp.	36,135	1,922
	Sempra Energy	19,829	1,864
	American Electric Power
	Co. Inc.	28,800	1,678
	Edison International	26,508	1,570
*	Level 3 Communications
	Inc.	27,910	1,517
	Exelon Corp.	51,500	1,430
	WEC Energy Group Inc.	27,832	1,428

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	American Water Works
	Co. Inc.	19,828	1,185
*	T-Mobile US Inc.	28,700	1,123
	Public Service Enterprise
	Group Inc.	28,200	1,091
	CMS Energy Corp.	30,127	1,087
	ITC Holdings Corp.	25,410	997
	Aqua America Inc.	30,878	920
	NiSource Inc.	46,200	901
	AES Corp.	90,069	862
	UGI Corp.	24,978	843
*	Calpine Corp.	55,310	800
	Alliant Energy Corp.	12,113	756
	Xcel Energy Inc.	21,000	754
	AGL Resources Inc.	11,200	715

OGE Energy Corp.	26,686	702
Telephone & Data
Systems Inc.	26,130	677
* United States Cellular Corp.	16,115	658
National Fuel Gas Co.	14,901	637
Questar Corp.	26,733	521
Consolidated Edison Inc.	6,400	411
TECO Energy Inc.	10,600	282
FirstEnergy Corp.	6,700	213
MDU Resources Group Inc.	9,950	182
NRG Energy Inc.	7,824	92
		63,229
Total Common Stocks
(Cost $771,720)		1,186,513

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (50.5%)
Alabama (0.1%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	500	569
Alabama Incentives Financing Authority
Special Obligation Revenue	5.000%	9/1/32	380	432
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	500	539
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	500	539
Jefferson County AL Sewer Revenue	5.000%	10/1/23	500	560
Jefferson County AL Sewer Revenue	0.000%	10/1/25 (4)	500	340
				2,979
Alaska (0.0%)
Alaska Housing Finance Corp. General
Housing Revenue	5.000%	12/1/29	500	586

Arizona (1.5%)
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/30	675	813
Arizona Board Regents Arizona State
University System COP	5.000%	7/1/22 (14)	1,500	1,587
Arizona Board Regents Arizona State
University System Revenue	5.875%	7/1/18 (Prere.)	100	112
Arizona COP	5.000%	10/1/18 (4)	500	551
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/25	500	538
Arizona School Facilities Board COP	5.500%	9/1/18 (Prere.)	500	559
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/21	2,240	2,661
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23	1,955	2,400
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/24	2,000	2,475
Arizona Transportation Board Excise Tax Revenue
(Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	500	532

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/20 (Prere.)	500	582
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	2,005	2,422
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	500	587
Chandler AZ GO	5.000%	7/1/23	1,000	1,232
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	275	307
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/18	1,100	1,204
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	4.000%	7/1/19	900	986
Mesa AZ Excise Tax Revenue	5.000%	7/1/27	2,500	2,642
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/24	300	344
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/26	2,500	3,068
Pima County AZ Sewer Revenue	5.000%	7/1/20	500	579
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/24	1,000	1,256
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/16 (Prere.)	2,000	2,000
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	750	831
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	500	592
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/29	2,000	2,362
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	870	1,035
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	510	614
University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/19 (ETM)	500	566
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.250%	10/1/22	500	587
				36,024
Arkansas (0.0%)
Rogers AR Sales & Use Tax Revenue	2.125%	11/1/29	440	441

California (7.4%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/22	500	571
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/21	760	881
Alameda CA Corridor Transportation Authority
Revenue	5.300%	10/1/23 (2)	200	214
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	740	403
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/32 (14)	1,650	878
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	500	506
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/30	500	573

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	500	587
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	1,000	1,166
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.610%	4/1/20	1,000	994
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	1,500	1,523
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.710%	4/1/21	1,000	992
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.910%	5/1/23	1,000	984
Brea CA Public Financing Authority Tax
Allocation Revenue	7.000%	9/1/23	1,105	1,172
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	500	508
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	500	529
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	165	181
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	500	548
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	575	668
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.000%	6/1/18 (Prere.)	480	527
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.000%	12/1/24	500	631
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.000%	12/1/28	20	22
California Economic Recovery GO	5.000%	7/1/16 (Prere.)	500	512
California Economic Recovery GO	5.000%	7/1/18 (ETM)	390	429
California Economic Recovery GO	5.000%	7/1/18 (ETM)	110	121
California Economic Recovery GO	5.000%	7/1/19 (ETM)	500	568
† California Economic Recovery GO	5.000%	7/1/19 (Prere.)	500	568
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	315	361
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	185	212
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/30	500	613
California GO	6.000%	2/1/16	500	502
California GO	5.000%	9/1/16 (Prere.)	500	515
California GO	5.000%	9/1/16 (Prere.)	500	515
California GO	5.000%	11/1/16	350	363
California GO	5.000%	3/1/17	500	525
California GO	6.000%	4/1/18	500	557
California GO	5.000%	11/1/18 (14)	500	540
California GO	5.000%	6/1/19 (14)	500	531
California GO	5.000%	2/1/20	500	574
California GO	5.000%	10/1/20	2,000	2,343
California GO	5.000%	9/1/21	500	598
California GO	5.000%	10/1/21	250	259
California GO	5.000%	12/1/22	1,635	2,002
California GO	5.000%	10/1/23	1,000	1,233
California GO	5.000%	11/1/23	1,155	1,425
California GO	5.000%	11/1/25	2,000	2,476
California GO	5.000%	12/1/25	1,000	1,223

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.500%	3/1/26	500	548
California GO	5.000%	6/1/27 (14)	500	530
California GO	4.500%	8/1/27	85	89
California GO	5.000%	2/1/28	690	824
California GO	4.500%	8/1/28 (2)	725	755
California GO	5.750%	4/1/29	500	576
California GO	5.000%	9/1/29	495	545
California GO	5.000%	9/1/29 (2)	500	504
California GO	5.000%	10/1/29	3,500	3,798
California GO	5.000%	11/1/29	1,700	2,051
California GO	5.250%	3/1/30	500	580
California GO	5.250%	9/1/30	500	590
California GO	5.000%	2/1/32	500	582
California GO	5.000%	6/1/32	370	392
California GO	5.000%	10/1/32	1,875	2,228
California GO PUT	4.000%	12/1/17	2,400	2,508
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/23	1,000	1,197
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	300	355
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	500	534
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/23	1,000	1,131
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/20	325	380
California Health Facilities Financing Authority
Revenue (Rady Children’s Hospital)	5.000%	8/15/31	965	1,114
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	500	594
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/30	110	120
California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit)	5.000%	1/1/28 (Prere.)	500	652
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/30	965	1,169
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/30	500	573
California Public Works Board Lease Revenue
(Davidson Library)	5.000%	3/1/23 (Prere.)	20	25
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	1,000	1,209
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	1,000	1,191
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/26	1,000	1,217
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	300	358
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.125%	12/1/29	250	296
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/16 (Prere.)	100	103
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/16 (Prere.)	40	41

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	3/1/18 (Prere.)	200	218
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	70	79
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	120	135
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	35	42
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/19	1,000	1,125
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	25	30
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/23	1,000	1,168
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,000	1,175
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	350	404
California State University Systemwide Revenue	5.750%	11/1/27	500	574
California State University Systemwide Revenue	5.250%	11/1/29	300	340
California State University Systemwide Revenue	5.000%	11/1/30	1,000	1,176
California State University Systemwide Revenue	5.000%	11/1/34	2,000	2,363
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	3.000%	11/15/16	250	255
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	4.000%	11/15/17	275	290
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	8/1/31	1,500	1,538
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	1,000	1,163
Chaffey CA Community College District GO	5.000%	6/1/23	840	1,030
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/30 (4)	800	925
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	970	1,144
Citrus CA Community College District GO	0.000%	8/1/34	1,000	771
Colton CA Public Financing Authority Electric
Revenue	5.000%	4/1/28	500	571
Contra Costa CA Community College District GO	5.000%	8/1/31	1,000	1,187
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/33	1,000	1,164
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/22	970	1,142
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/29	1,390	1,124
Gavilan CA Joint Community College District GO	5.000%	8/1/28	1,000	1,219
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	1,500	1,757
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26	1,500	1,721
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/26	350	390
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/19	75	84

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/23	330	388
Long Beach CA Unified School District GO	0.000%	8/1/24 (12)	1,290	1,037
Los Angeles CA Community College District GO	5.000%	8/1/16 (Prere.)	1,045	1,073
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	500	552
Los Angeles CA Community College District GO	5.000%	8/1/22	1,000	1,219
Los Angeles CA Community College District GO	5.000%	8/1/29	1,300	1,583
Los Angeles CA Community College District GO	4.000%	8/1/32	1,000	1,097
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	500	576
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	500	565
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	4.750%	1/1/31 (14)	1,175	1,212
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	1,825	1,941
Los Angeles CA Unified School District GO	5.000%	7/1/20	1,700	1,983
Los Angeles CA Unified School District GO	4.500%	7/1/22 (4)	1,535	1,622
Los Angeles CA Unified School District GO	4.500%	7/1/24 (4)	1,500	1,583
Los Angeles CA Unified School District GO	5.000%	7/1/26	500	565
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	745	781
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	564
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	564
Los Angeles CA Unified School District GO	4.750%	7/1/32 (4)	1,475	1,553
Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	650	687
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	500	561
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	560	636
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	9/1/16 (Prere.)	1,500	1,546
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/26	500	586
Los Angeles County CA Redevelopment Authority
Tax Allocation Revenue (Hollywood/North
Hollywood Redevelopment Project)	5.000%	7/1/20	1,500	1,736
Marysville CA Revenue (Fremont-Rideout Health
Group)	5.250%	1/1/24	600	683
1 Metropolitan Water District of Southern
California Revenue PUT	0.390%	3/27/18	1,585	1,577
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/31	1,130	1,352
Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	397
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/22	500	594
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	1,500	1,831
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights Project)	5.000%	3/1/21	1,170	1,351
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/29	1,250	1,461
Palomar CA Community College District GO	4.750%	5/1/17 (Prere.)	1,600	1,687
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	1,000	844
Palomar Pomerado Health California GO	0.000%	8/1/26 (12)	1,040	722
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	700	371
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/21	1,085	1,271
Poway CA Unified School District GO	5.000%	8/1/24	1,750	2,177

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/16	100	102
Riverside County CA Transportation Commission
Sales Tax Revenue	5.250%	6/1/29	1,000	1,221
Riverside County CA Transportation Commission
Toll Revenue	0.000%	6/1/30	2,415	1,195
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/16	100	100
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/23	140	160
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/25	245	283
Sacramento CA City Financing Authority Revenue	5.000%	12/1/22 (15)	750	901
Sacramento CA Municipal Utility District
Financing Authority Revenue (Cosumnes
Project)	5.125%	7/1/16 (Prere.)	1,000	1,024
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27 (4)	500	549
Sacramento CA Regional Transit District Farebox
Revenue	5.000%	3/1/23	500	566
Sacramento County CA Airport Revenue	5.625%	7/1/29	500	551
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/25	435	548
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/27	575	712
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	500	580
San Diego CA Community College District GO	5.000%	8/1/29	1,000	1,199
San Diego CA Community College District GO	5.000%	8/1/31	500	583
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	500	559
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/28	500	578
San Diego CA Unified School District GO	0.000%	7/1/27	500	353
San Diego CA Unified School District GO	5.000%	7/1/27	1,130	1,391
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	500	657
San Diego CA Unified School District GO	0.000%	7/1/28	500	340
San Diego CA Unified School District GO	0.000%	7/1/29	500	324
San Diego CA Unified School District GO	0.000%	7/1/30	100	61
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/30 (4)	500	571
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/31	560	654
San Diego County CA Water Authority Revenue	5.000%	5/1/28	1,000	1,231
2 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.010%	1/7/16	3,000	3,000
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/30	1,520	1,871
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	4.000%	7/1/21	350	399
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/20 (Prere.)	500	584
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	500	565
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27	225	266

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	500	576
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.500%	11/1/30	500	596
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	1,000	1,198
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	1,245	1,445
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/16	600	615
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	965	1,023
San Jose CA Airport Revenue	5.000%	3/1/27	500	592
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (14)	1,000	1,016
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/28	700	763
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I Project)	5.000%	7/1/26	1,000	1,142
State Center California Community College
District GO	5.000%	8/1/17 (Prere.)	1,000	1,067
State Center California Community College
District GO	5.000%	8/1/29	1,000	1,209
Turlock CA Public Financing Authority Water
Revenue	4.750%	5/1/32	2,000	2,144
University of California Revenue	4.750%	5/15/16 (Prere.)	155	159
University of California Revenue	5.000%	5/15/16 (Prere.)	500	514
University of California Revenue	5.000%	5/15/16 (Prere.)	500	514
University of California Revenue	5.000%	5/15/17 (Prere.)	500	534
University of California Revenue	5.000%	5/15/23	1,000	1,180
University of California Revenue	5.000%	5/15/23	1,000	1,236
University of California Revenue	5.000%	5/15/28	1,000	1,204
University of California Revenue	5.000%	5/15/28	1,000	1,229
University of California Revenue	4.000%	5/15/33	1,000	1,084
University of California Revenue PUT	5.000%	5/15/23	3,625	4,448
West Contra Costa CA Unified School District GO	5.000%	8/1/28	1,185	1,407
				183,387
Colorado (0.5%)
Adams County CO COP	5.000%	12/1/31	650	769
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/23	300	364
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/21	500	588
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	2,500	2,792
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	500	541
Colorado Springs CO Utility System Revenue	5.000%	11/15/28	500	590
Denver CO City & County Airport Revenue	5.000%	11/15/20	500	582
Denver CO City & County Airport Revenue	5.000%	11/15/26	430	489
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	1,500	1,641
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	1,000	808

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	1,000	1,124
Regional Transportation District of Colorado COP	5.000%	6/1/24	1,010	1,149
Regional Transportation District of Colorado COP	5.000%	6/1/25	1,000	1,134
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	500	586
				13,157
Connecticut (0.6%)
Connecticut GO	5.000%	11/1/16	410	425
Connecticut GO	5.000%	4/15/21	500	584
Connecticut GO	5.000%	11/15/22	1,935	2,322
Connecticut GO	5.000%	4/15/24	500	588
Connecticut GO	5.000%	9/1/26	1,000	1,198
Connecticut GO	5.000%	4/15/28	500	583
Connecticut GO	5.000%	3/1/32	2,950	3,416
Connecticut GO	5.000%	10/15/32	705	819
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/26	500	563
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/16	110	110
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/23	1,000	1,221
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	500	549
Hartford CT GO	5.000%	4/1/30	435	492
University of Connecticut GO	5.000%	2/15/27	635	767
University of Connecticut GO	5.000%	2/15/28	510	613
				14,250
Delaware (0.1%)
Delaware GO	5.000%	2/1/19	600	673
Delaware GO	5.000%	7/1/20	600	700
Delaware GO	5.000%	10/1/20	700	822
				2,195
District of Columbia (0.2%)
District of Columbia GO	5.000%	6/1/21 (4)	500	539
District of Columbia Hospital Revenue
(Children’s Hospital Obligated Group)	5.000%	7/15/35	1,000	1,147
District of Columbia Income Tax Revenue	5.000%	12/1/26	655	766
District of Columbia Income Tax Revenue	5.250%	12/1/27	500	572
District of Columbia Income Tax Revenue	5.000%	12/1/30	500	573
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	500	576
				4,173
Florida (2.0%)
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/16 (Prere.)	530	536
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,180
Broward County FL Airport System Revenue	5.000%	10/1/28	400	459
Broward County FL Airport System Revenue	5.375%	10/1/29	500	568
Broward County FL Airport System Revenue	5.500%	10/1/31	1,000	1,195
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	435	461
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/17	1,295	1,377

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/20	1,000	1,135
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines Account/Commercial
Lines Account)	5.000%	6/1/20	450	514
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	245	249
Florida Board of Education Lottery Revenue	5.000%	7/1/18	500	549
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/16	300	305
Florida Board of Education Public Education
Capital Outlay GO	4.500%	6/1/16 (Prere.)	300	308
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	220	249
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	1,585	1,793
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	750	891
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	1,270	1,508
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	500	567
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	1,245	1,507
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	500	535
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	600	738
Florida Department of Transportation GO	5.000%	7/1/19	545	618
Florida Turnpike Authority Revenue	5.000%	7/1/19	500	566
Fort Myers FL Improvement Revenue	4.750%	12/1/16 (Prere.)	70	73
Fort Myers FL Improvement Revenue	4.750%	12/1/31 (14)	30	31
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	500	568
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.010%	1/7/16	1,200	1,200
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/31	500	576
Jacksonville FL Special Revenue	5.000%	10/1/28	1,000	1,186
Jacksonville FL Special Revenue	5.000%	10/1/32	500	582
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	880	951
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,139
Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,000	1,162
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.875%	10/1/24	500	564
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	585	648
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	1,000	1,168
Miami-Dade County FL Health Facilities Authority
Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/25	1,000	1,149
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	640	664
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	115	119
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	1,300	1,348

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL Seaport Revenue	5.750%	10/1/28	1,500	1,801
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/24	1,000	1,179
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	500	579
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/17 (Prere.)	500	536
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/19	500	555
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	500	566
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/19	815	724
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/20	1,270	1,078
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/25	540	627
Palm Beach County FL School Board COP	5.000%	8/1/29	1,520	1,796
Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,743
Polk County FL Constitutional Fuel Tax Revenue	5.000%	12/1/16 (Prere.)	590	614
St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	903
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	4.000%	7/1/16	265	269
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/26	1,000	1,178
Tampa FL Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	231
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	1,535	1,739
Tampa FL Hospital Revenue	5.000%	7/1/23	750	861
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/30	500	610
				48,525
Georgia (0.9%)
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	4.000%	1/1/32	1,000	1,090
Atlanta GA Airport Revenue	5.000%	1/1/16	525	525
Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,306
Atlanta GA Development Authority Revenue	5.000%	7/1/29	1,000	1,189
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	1,250	1,559
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	500	669
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power Co.
Plant Vogtle Project) PUT	1.750%	6/1/17	500	505
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/24	400	470
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	588
Georgia GO	5.000%	4/1/16	500	506
Georgia GO	5.000%	5/1/16	500	508
Georgia GO	5.000%	7/1/16	500	512
Georgia GO	5.000%	7/1/16	400	409
Georgia GO	5.750%	8/1/17	500	540
Georgia GO	5.000%	2/1/20	1,375	1,586
Georgia GO	5.000%	7/1/22	500	565

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia GO	5.000%	5/1/25	500	559
Georgia Road & Tollway Authority Revenue	5.000%	6/1/17	650	688
Gwinnett County GA School District GO	5.000%	2/1/17 (ETM)	500	523
Gwinnett County GA School District GO	5.000%	2/1/28	500	618
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/16	590	595
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.125%	9/15/16	80	82
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/18	100	110
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	395	432
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	500	566
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	400	457
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	1,500	1,730
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	365	392
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/17	525	549
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/28	500	565
				21,393
Guam (0.1%)
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.250%	7/1/23	1,000	1,180
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.250%	7/1/33	1,305	1,464
Guam International Airport Authority Revenue	5.000%	10/1/21	350	405
				3,049
Hawaii (0.8%)
Hawaii Department of Budget & Finance
Special Purpose Revenue (Hawaii Pacific
Health Obligated Group)	5.000%	7/1/19	250	280
Hawaii Department of Budget & Finance
Special Purpose Revenue (Hawaii Pacific
Health Obligated Group)	5.000%	7/1/20	300	344
Hawaii Department of Budget & Finance
Special Purpose Revenue (Hawaii Pacific
Health Obligated Group)	5.000%	7/1/21	400	467
Hawaii GO	5.000%	4/1/17 (Prere.)	55	58
Hawaii GO	5.000%	4/1/17 (Prere.)	445	469
Hawaii GO	5.000%	6/1/19 (Prere.)	285	322
Hawaii GO	5.000%	12/1/21	375	448
Hawaii GO	5.000%	8/1/24	1,765	2,187
Hawaii GO	5.000%	8/1/25	1,500	1,847
Hawaii GO	5.000%	10/1/25	1,445	1,815
Hawaii GO	5.000%	6/1/29	215	241
Hawaii GO	5.000%	8/1/29	1,500	1,806
Hawaii GO	5.000%	12/1/29	500	587
Hawaii Pacific Health Revenue	5.000%	7/1/19	575	641
Honolulu HI City & County GO	5.000%	7/1/17 (Prere.)	500	532
Honolulu HI City & County GO	5.000%	10/1/20	2,050	2,397
Honolulu HI City & County GO	5.000%	10/1/28	1,000	1,229
Honolulu HI City & County GO	5.000%	12/1/30	310	359

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Honolulu HI City & County GO	5.250%	8/1/31	500	587
Honolulu HI City & County GO	5.250%	8/1/33	1,245	1,459
Honolulu HI City & County Wastewater
System Revenue	5.000%	7/1/30	2,000	2,421
University of Hawaii Revenue	5.000%	10/1/27	500	559
				21,055
Idaho (0.0%)
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.125%	12/1/18 (Prere.)	105	120

Illinois (2.8%)
Chicago IL Board of Education GO	5.250%	12/1/17 (14)	775	811
Chicago IL Board of Education GO	5.000%	12/1/18 (2)	295	297
Chicago IL Board of Education GO	5.000%	12/1/19 (14)	210	223
Chicago IL Board of Education GO	5.250%	12/1/21 (14)	500	543
Chicago IL Board of Education GO	5.000%	12/1/22	1,500	1,441
Chicago IL Board of Education GO	5.000%	12/1/24 (4)	100	102
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	500	522
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	500	519
Chicago IL Board of Education GO	4.750%	12/1/29 (4)	105	106
Chicago IL Board of Education GO	4.750%	12/1/31 (4)	50	50
Chicago IL Board of Education GO	5.250%	12/1/35	1,000	898
Chicago IL GO	5.000%	12/1/16 (2)	500	508
Chicago IL GO	5.500%	1/1/17 (4)	500	514
Chicago IL GO	5.000%	1/1/19 (2)	500	510
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	500	571
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/16	200	200
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/17	200	205
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/18	200	208
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/19	250	263
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/20	300	318
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/22	300	321
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/17 (14)	370	387
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24 (4)	500	536
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/24 (14)	500	500
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/24	200	233
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25	1,000	1,203
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/26	1,000	1,164
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29 (14)	1,500	1,500
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29	1,000	1,164
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	1,000	1,153
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32	500	559
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33 (14)	1,540	1,540
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33 (4)	2,525	2,683
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33	1,000	1,145
Chicago IL O’Hare International Airport Revenue	4.750%	1/1/34 (4)	50	53
Chicago IL Park District GO	5.000%	1/1/19	1,115	1,211
Chicago IL Park District GO	5.000%	1/1/19	750	815
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29	1,350	1,504
Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,116
Chicago IL Waterworks Revenue	5.000%	11/1/36 (2)	1,000	1,012
Cook County IL GO	5.000%	11/15/21	500	544
Cook County IL GO	5.000%	11/15/28	500	537
Cook County IL GO	5.250%	11/15/28	500	544
Cook County IL GO	4.750%	11/15/30 (2)	200	202

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/26	1,500	1,792
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/33	2,550	2,921
Illinois Finance Authority Revenue (Art Institute
of Chicago)	4.000%	3/1/16	500	503
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/32	500	562
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/29	1,300	1,440
Illinois Finance Authority Revenue (Northwestern
Community Hospital)	5.750%	8/15/30	95	110
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.000%	5/15/16	450	455
Illinois Finance Authority Revenue (Rehabilitation
Institute of Chicago)	5.500%	7/1/28	2,000	2,315
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/33	1,000	1,154
Illinois Finance Authority Revenue (Trinity Health
Corp.)	5.000%	12/1/30	500	566
Illinois Finance Authority Revenue (University
of Chicago)	5.000%	7/1/17 (Prere.)	1,100	1,169
Illinois Finance Authority Revenue (University
of Chicago)	5.000%	10/1/29	500	568
Illinois Finance Authority Revenue (University
of Chicago)	5.000%	10/1/35	1,000	1,150
Illinois GO	5.000%	1/1/17	330	342
Illinois GO	5.000%	1/1/18	500	526
Illinois GO	5.000%	1/1/20 (4)	200	220
Illinois GO	5.000%	8/1/20	305	333
Illinois GO	5.000%	1/1/21 (4)	710	779
Illinois GO	5.000%	8/1/21	500	548
Illinois GO	5.500%	7/1/24	1,000	1,130
Illinois GO	5.000%	8/1/24	1,000	1,086
Illinois GO	5.000%	6/1/26	500	513
Illinois GO	5.250%	2/1/30	1,900	2,069
Illinois GO	5.250%	7/1/31	1,000	1,080
Illinois GO	5.000%	9/1/31	3,000	3,094
Illinois Regional Transportation Authority Revenue	6.250%	7/1/23 (4)	500	630
Illinois Sales Tax Revenue	5.500%	6/15/17 (3)	500	533
Illinois Toll Highway Authority Revenue	5.000%	7/1/16 (Prere.)	500	512
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	500	554
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,152
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	571
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	1,000	1,159
Kane McHenry Cook & DeKalb County IL Unit
School District GO	5.000%	1/1/18	1,000	1,075
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/19 (14)	1,120	1,026
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	1,000	843
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	500	334
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	250	159

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	290	145
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/20	1,215	1,388
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	1,060	1,239
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	400	477
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/28	1,000	1,139
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/30	500	562
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/33	750	354
				70,712
Indiana (0.6%)
Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/16	250	259
Indiana Finance Authority Highway Revenue	4.500%	12/1/23 (14)	2,500	2,589
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/22	1,100	1,322
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,610
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/25	690	781
Indiana Finance Authority Revenue
(Marquette Project)	5.000%	3/1/24	1,645	1,849
Indiana Finance Authority Revenue
(Marquette Project)	5.000%	3/1/25	650	733
Indiana Finance Authority Revenue
(Stadium Project)	5.250%	2/1/30	1,000	1,210
Indiana Finance Authority Revenue
(State Revolving Fund)	5.000%	2/1/18	500	543
Indiana Finance Authority Revenue
(State Revolving Fund)	5.000%	2/1/32	500	580
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/32	500	568
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/25	290	292
3 Indiana Municipal Power Agency Revenue	5.000%	1/1/34	1,415	1,659
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	500	567
Indiana University Student Fee Revenue	5.000%	8/1/18 (Prere.)	100	110
Indiana University Student Fee Revenue	5.000%	6/1/19	445	503
Richmond IN Hospital Authority Revenue
(Reid Hospital & Health Care Services Inc.)	5.000%	1/1/24	700	824
				15,999
Iowa (0.1%)
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	750	793
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	1,750	1,846
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/24	220	246
				2,885

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kansas (0.5%)
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/18 (Prere.)	500	553
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/20	1,000	1,170
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25	500	621
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/26	700	865
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/24	100	107
Kansas Development Finance Authority Revenue	5.000%	5/1/25	1,335	1,590
Kansas Development Finance Authority Revenue	5.000%	5/1/27	1,585	1,865
Kansas Development Finance Authority Revenue	5.000%	4/1/32	1,325	1,523
Leavenworth County KS Unified School
District GO	4.500%	9/1/19 (12)	500	558
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16 (Prere.)	45	46
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16	1,250	1,287
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/17	855	879
Wichita KS Hospital Facilities Revenue
(Via Christi Health System Inc.)	5.000%	11/15/21 (Prere.)	500	601
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23	500	594
				12,259
Kentucky (0.4%)
Kentucky Economic Development Finance
Authority Health System Revenue (Norton
Healthcare Inc. & Affiliates)	0.000%	10/1/25 (14)	1,140	823
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist Healthcare
System Obligated Group)	5.625%	8/15/27	1,200	1,312
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/29 (14)	1,000	1,157
Kentucky Property & Building Commission
Revenue	5.375%	11/1/23	500	557
Kentucky Property & Building Commission
Revenue	5.000%	11/1/26 (4)	500	547
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/21	1,325	1,107
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/22	810	644
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	4.000%	7/1/17	500	524
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/18	2,255	2,473
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/25	305	341

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/28	1,000	1,190
				10,675
Louisiana (0.4%)
Bossier City LA Utilities Revenue	5.000%	10/1/22	500	600
Bossier City LA Utilities Revenue	5.000%	10/1/23	500	606
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	405	439
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/16 (Prere.)	500	509
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/16 (Prere.)	500	508
Louisiana GO	5.000%	5/1/16 (Prere.)	500	508
Louisiana GO	5.000%	5/1/16 (Prere.)	500	508
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/16 (ETM)	345	351
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/16	915	929
Louisiana State University Revenue	5.000%	7/1/23	400	482
New Orleans LA GO	5.000%	12/1/31	500	550
New Orleans LA GO	5.125%	12/1/33 (17)	1,645	1,751
New Orleans LA Sewage Service Revenue	5.000%	6/1/24	900	1,077
New Orleans LA Sewage Service Revenue	5.000%	6/1/27	500	588
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	1,000	1,074
				10,480
Maine (0.2%)
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) VRDO	0.010%	1/7/16 LOC	4,100	4,100
Portland ME Airport Revenue	5.000%	1/1/20 (4)	500	562
				4,662
Maryland (2.1%)
Baltimore County MD GO	5.000%	8/1/21	1,435	1,715
Baltimore MD Consolidated Public
Improvement GO	5.000%	10/15/28	650	778
Baltimore MD Project Revenue	5.000%	7/1/24	2,000	2,466
Howard County MD GO	5.000%	2/15/22	750	884
Howard County MD GO	5.000%	8/15/24	200	236
Maryland Department of Transportation Revenue	5.000%	2/15/18	500	543
Maryland Department of Transportation Revenue	5.000%	2/15/19	1,955	2,192
Maryland Department of Transportation Revenue	5.000%	2/15/20	1,090	1,258
Maryland Department of Transportation Revenue	4.000%	12/15/29	1,365	1,527
Maryland GO	5.000%	8/1/16 (Prere.)	450	462
Maryland GO	5.000%	11/1/16	105	109
Maryland GO	5.000%	3/15/17	500	526
Maryland GO	5.000%	7/15/17	610	650
Maryland GO	5.000%	8/1/17	500	534
Maryland GO	5.250%	8/15/17	500	536
Maryland GO	5.250%	3/1/18	200	219
Maryland GO	5.000%	3/1/19	1,200	1,347
Maryland GO	5.000%	3/15/19 (Prere.)	500	561
Maryland GO	5.250%	8/1/20	1,000	1,179
Maryland GO	4.000%	8/1/21	1,000	1,138
Maryland GO	5.000%	8/1/21	870	1,014
Maryland GO	5.000%	8/1/22	1,500	1,827

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland GO	5.000%	8/1/22	1,500	1,827
Maryland GO	4.000%	8/1/23	2,390	2,778
Maryland GO	5.000%	8/1/23	2,500	3,095
Maryland GO	4.000%	8/1/26	1,970	2,243
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/27	500	571
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/24	500	594
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.313%	11/15/16	2,000	2,009
Maryland Health & Higher Educational Facilities
Authority Revenue (Loyola University)	5.000%	10/1/16	575	594
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/20	500	565
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/33	1,215	1,353
Maryland Health & Higher Educational Facilities
Authority Revenue VRDO	0.010%	1/7/16 LOC	8,400	8,400
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/22	500	560
Maryland Transportation Authority GAN	5.000%	3/1/16	465	469
Maryland Transportation Authority GAN	5.250%	3/1/16	585	590
Maryland Transportation Authority GAN	5.250%	3/1/18	700	766
Maryland Transportation Authority GAN	5.250%	3/1/20	500	562
Maryland Water Quality Financing Administration
Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/24	1,620	2,006
Montgomery County MD GO	5.000%	7/1/17	500	532
Montgomery County MD GO	5.000%	11/1/17	500	538
Prince Georges County MD GO	5.000%	9/15/23	500	592
				52,345
Massachusetts (1.8%)
Boston MA GO	5.000%	4/1/20	780	904
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	500	550
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	480	589
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	400	522
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/28	500	651
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/31	915	1,179
Massachusetts College Building Authority
Revenue	5.000%	5/1/16 (Prere.)	500	508
Massachusetts College Building Authority
Revenue	4.000%	5/1/17	650	678
Massachusetts College Building Authority
Revenue	5.250%	5/1/29	445	497
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	500	571
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	450	504

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	1/1/20	355	409
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/25	750	860
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/26	500	571
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/27	600	684
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.000%	7/15/17	300	313
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.000%	7/15/18	200	213
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	720	798
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	300	339
Massachusetts GO	4.750%	8/1/16 (Prere.)	500	513
Massachusetts GO	5.500%	11/1/16	500	521
Massachusetts GO	5.250%	8/1/17 (Prere.)	800	856
Massachusetts GO	5.500%	10/1/18	500	561
Massachusetts GO	5.000%	7/1/20	500	569
Massachusetts GO	5.000%	8/1/20	500	583
Massachusetts GO	5.250%	8/1/20	300	353
Massachusetts GO	5.500%	10/1/20	500	597
Massachusetts GO	5.500%	10/1/20 (14)	500	597
Massachusetts GO	5.000%	8/1/22	1,000	1,212
Massachusetts GO	5.250%	8/1/23	500	624
Massachusetts GO	0.770%	11/1/25	1,380	1,337
Massachusetts GO	5.000%	3/1/26	500	558
Massachusetts GO	5.000%	7/1/26	1,375	1,733
Massachusetts GO	5.000%	4/1/29	500	580
Massachusetts GO	4.000%	11/1/30	1,980	2,173
1 Massachusetts GO PUT	0.310%	8/1/17	1,000	999
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/28	500	575
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare System)
VRDO	0.010%	1/7/16	4,700	4,700
Massachusetts Health & Educational Facilities
Authority Revenue (Wellesley College) VRDO	0.010%	1/7/16	2,800	2,800
Massachusetts Port Authority Revenue	5.000%	7/1/17	415	441
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	500	564
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/20	225	263
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/21	900	1,066
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23	495	603
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/31	1,500	1,816
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	600	655
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/34	1,000	1,196

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (14)	500	632
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/29 (14)	300	212
Massachusetts Water Pollution Abatement
Trust Revenue	5.000%	8/1/19	240	273
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/20	200	236
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/21	500	604
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/30	625	822
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/25	895	1,040
				44,204
Michigan (1.1%)
Birmingham MI City School District GO	5.000%	5/1/22	740	890
Dearborn MI School District GO	5.000%	5/1/34	1,200	1,377
Detroit MI City School District GO	5.250%	5/1/28 (4)	500	590
Detroit MI Sewage Disposal System Revenue	7.000%	7/1/27 (4)	1,000	1,170
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/22	370	432
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/23	1,025	1,186
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/32	1,000	1,104
Michigan Building Authority Revenue	5.000%	10/15/20 (4)	500	567
Michigan Finance Authority Hospital Revenue
Bonds (Trinity Health Credit Group)	5.000%	12/1/35	920	1,023
Michigan Finance Authority Revenue	5.000%	10/1/22	500	579
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/23 (4)	1,000	1,188
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/28	750	861
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/29	1,500	1,722
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/33	1,000	1,128
Michigan Finance Authority Revenue
(Sparrow Obligated Group)	5.000%	11/15/27	500	561
Michigan Finance Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/27	1,000	1,182
Michigan Finance Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/31	500	582
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	500	541
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/22	2,000	2,161
Michigan GO	5.000%	5/1/18	500	547
Michigan GO	5.500%	11/1/25	595	667
Michigan State University Revenue	5.000%	8/15/20	1,040	1,210
Michigan Trunk Line Revenue	5.000%	11/1/21	500	567
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/25	1,400	1,635
1 University of Michigan Revenue PUT	0.440%	4/2/18	1,000	993
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,508

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	500	520
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	4.500%	12/1/25 (14)	1,000	1,052
				27,543
Minnesota (0.4%)
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/26	1,855	2,192
Minnesota GO	5.000%	10/1/17 (ETM)	10	11
Minnesota GO	5.000%	10/1/17	490	526
Minnesota GO	5.000%	8/1/19	500	568
Minnesota GO	5.000%	11/1/20	325	373
Minnesota GO	5.000%	8/1/21	500	567
Minnesota GO	5.000%	8/1/22	1,305	1,587
Minnesota GO	5.000%	8/1/25	1,500	1,900
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/19 (Prere.)	500	561
University of Minnesota Revenue	5.000%	8/1/19	500	567
University of Minnesota Revenue	5.250%	12/1/29	500	588
				9,440
Mississippi (0.5%)
DeSoto County MS School District GO	5.000%	5/1/19	370	417
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.010%	1/4/16	6,400	6,400
Mississippi GO	5.500%	12/1/18	750	846
Mississippi GO	5.000%	10/1/19	2,000	2,280
Mississippi GO	5.000%	11/1/29	1,000	1,219
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/32	1,000	1,162
				12,324
Missouri (0.4%)
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.000%	5/1/30	500	547
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.000%	5/1/34	880	951
Missouri Health & Educational Facilities
Authority Health Facilities Revenue
(SSM Health System)	5.000%	6/1/25	1,000	1,200
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,691
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health) VRDO	0.707%	6/1/31 (2)	500	455
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/17	500	529
Missouri Highways & Transportation
Commission Road Revenue	5.250%	5/1/17 (Prere.)	350	371
Missouri Highways & Transportation
Commission Road Revenue	5.000%	2/1/23	600	736
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/23	500	559

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue
(Iatan 2 Project)	5.000%	12/1/34	1,400	1,611
St. Louis MO Parking Revenue	5.000%	12/15/23 (4)	690	827
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	1,000	1,193
				10,670
Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/18	160	177
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	2,000	2,268
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/23	750	852
Lincoln NE Electric System Revenue	5.000%	9/1/25	400	479
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	345	389
Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,153
Nebraska Public Power District Revenue	5.000%	1/1/32	1,500	1,730
				7,048
Nevada (0.7%)
Carson City NV Hospital Revenue
(Carson Tahoe Regional Medical Center)	5.000%	9/1/33	1,500	1,625
Clark County NV GO	5.000%	12/1/29	500	566
Clark County NV GO	5.000%	7/1/33	1,000	1,157
Clark County NV Highway Improvement
Motor Vehicle Fuel Tax Revenue	5.000%	7/1/27	500	561
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	4.500%	7/1/20	455	509
Clark County NV School District GO	5.000%	6/15/18	1,690	1,819
Clark County NV School District GO	5.000%	6/15/22	2,000	2,145
Clark County NV School District GO	5.000%	6/15/23	1,175	1,259
Nevada Capital Improvement & Cultural
Affairs GO	5.000%	12/1/17 (Prere.)	500	540
Nevada GO	5.000%	4/1/22	1,710	2,055
Nevada GO	5.000%	11/1/23	1,465	1,802
Nevada GO	5.000%	11/1/25	1,015	1,261
Reno NV Health Facility Revenue (Dignity Health
Obligated Group)	5.250%	7/1/31	1,100	1,148
				16,447
New Hampshire (0.2%)
Manchester NH General Airport Revenue	5.000%	1/1/17	500	517
New Hampshire Health & Education Facilities
Authority Hospital Revenue (Catholic Medical
Center of Manchester)	5.000%	7/1/16 (Prere.)	1,885	1,929
New Hampshire Health & Education Facilities
Authority Hospital Revenue (Catholic Medical
Center of Manchester)	5.000%	7/1/32	855	868
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	5.000%	10/1/32	1,865	1,968
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/16	115	118
				5,400

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey (1.6%)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	0.000%	11/1/21 (4)	500	446
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	0.000%	11/1/22 (4)	500	432
Jersey City NJ GO	5.000%	3/1/21	480	550
Morris County NJ Improvement Authority
School District Revenue (Morris Hills Regional
District Project)	5.000%	10/1/23	495	605
New Jersey COP	5.250%	6/15/30	465	496
New Jersey Economic Development Authority
Revenue	5.000%	6/15/21	1,000	1,098
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/19	700	755
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	1,500	1,615
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	500	589
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	300	326
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	2,095	2,247
New Jersey Economic Development Authority
Revenue(New Jersey Transit Light Rail Transit
System Project)	5.000%	5/1/17	500	521
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/18	500	529
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	500	537
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.500%	6/1/19 (Prere.)	195	229
New Jersey GO	5.250%	7/1/16 (14)	500	512
New Jersey GO	5.000%	8/1/16	440	452
New Jersey GO	5.250%	7/15/18 (2)	500	545
New Jersey GO	5.000%	8/15/19	750	835
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/24	500	550
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/18	250	270
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/22	1,000	1,169
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/25	900	1,032
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/18 (4)	385	413
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	500	543
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/21	640	750

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	245	254
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.250%	12/1/28	300	315
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/16	200	205
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/33	1,500	1,632
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/16	275	285
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	150	161
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/18 (4)	1,135	1,253
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	650	704
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	500	548
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (14)	2,500	2,841
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21 (14)	245	280
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	150	175
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/23	605	693
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	1,000	1,111
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,261
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	500	548
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	700	746
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	1,000	1,095
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	500	550
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	1,000	1,150
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,136
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/25	500	554
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/18	1,500	1,583
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/19	100	105
Tobacco Settlement Financing Corp.
New Jersey Revenue	0.000%	6/1/41	7,100	1,803
Tobacco Settlement Financing Corp.
New Jersey Revenue	0.000%	6/1/41	1,000	244
West Deptford Township NJ GO	5.000%	7/1/27 (4)	635	669
				39,947
New Mexico (0.2%)
Farmington NM Pollution Control Revenue
(Arizona Public Service Co. Four Corners Project)	4.700%	9/1/24	1,750	1,933
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	500	570

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/23	500	572
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/28	1,350	1,619
				4,694
New York (7.4%)
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/18	500	546
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/19	500	562
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	500	581
Long Island NY Power Authority Electric
System Revenue	5.000%	12/1/17	630	656
Long Island NY Power Authority Electric
System Revenue	5.000%	12/1/18 (14)	400	415
Long Island NY Power Authority Electric
System Revenue	5.250%	4/1/19	400	449
Long Island NY Power Authority Electric
System Revenue	5.000%	5/1/19 (14)	500	517
Long Island NY Power Authority Electric
System Revenue	5.000%	4/1/23	575	623
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/24	45	53
1 Long Island NY Power Authority Electric
System Revenue PUT	0.821%	11/1/18	1,000	995
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	825	829
Nassau County NY GO	5.000%	4/1/23	1,000	1,187
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.010%	1/6/16	6,300	6,300
New York City NY GO	5.000%	2/1/16	105	105
New York City NY GO	5.000%	8/1/16 (Prere.)	5	5
New York City NY GO	5.000%	8/1/16	500	513
New York City NY GO	5.000%	2/1/17 (Prere.)	5	5
New York City NY GO	5.000%	2/1/17	500	523
New York City NY GO	5.250%	8/1/17	700	749
New York City NY GO	5.000%	2/1/18	495	518
New York City NY GO	5.250%	8/15/18 (Prere.)	40	44
New York City NY GO	5.000%	8/1/19	500	533
New York City NY GO	5.000%	8/1/19	1,500	1,699
New York City NY GO	5.000%	8/1/19	1,065	1,206
New York City NY GO	5.000%	8/1/20	2,935	3,408
New York City NY GO	5.250%	9/1/20	1,000	1,109
New York City NY GO	5.000%	8/1/21	515	612
New York City NY GO	5.000%	8/1/21	2,000	2,376
New York City NY GO	5.000%	8/1/22	500	604
New York City NY GO	5.000%	10/1/22	500	598
New York City NY GO	5.000%	8/1/23	1,505	1,844
New York City NY GO	5.000%	8/1/23	380	457
New York City NY GO	5.250%	8/15/24	460	507

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/25	750	884
New York City NY GO	5.000%	8/1/25	1,510	1,889
New York City NY GO	5.000%	8/1/26	1,000	1,211
New York City NY GO	5.000%	8/1/26	500	598
New York City NY GO	5.000%	8/15/26	475	519
1 New York City NY GO	0.410%	8/1/27	2,000	1,997
New York City NY GO	5.000%	5/15/28	480	535
New York City NY GO	5.000%	8/1/28	400	462
New York City NY GO	5.000%	8/1/28	495	508
New York City NY GO	5.500%	11/15/28	300	336
New York City NY GO	5.625%	4/1/29	840	949
New York City NY GO	5.000%	5/15/29	500	556
New York City NY GO	5.000%	8/1/30	1,000	1,201
New York City NY GO	5.000%	3/1/31	1,340	1,587
New York City NY GO	5.000%	8/1/31	365	425
New York City NY GO	4.500%	8/1/35 (2)	1,500	1,505
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	1,500	1,694
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	500	553
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	1,000	1,190
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	1,000	1,005
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/16 (Prere.)	500	511
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	750	727
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	500	558
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	1,200	1,475
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/30	255	275
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	500	572
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	500	577
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	1/4/16	1,700	1,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	1/4/16	300	300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	1/4/16	600	600
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/24	500	600
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	500	559
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	500	559
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	1,730	2,099

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/29	1,070	1,190
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	2,000	2,410
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	250	289
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	280	287
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	330	349
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	335	354
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	330	349
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	660	697
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/18 (ETM)	200	217
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	170	180
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	1,000	1,109
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/23	165	174
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	170	179
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	340	358
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	400	476
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/28	1,325	1,634
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	850	1,016
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	500	592
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	500	585
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	500	578
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	300	352
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	500	593
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	1,250	1,487
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	500	591
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	1,500	1,803
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	1,450	1,712
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	1,500	1,789
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	1,725	2,049

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Liberty Development Corp. Revenue	5.000%	11/15/31	1,000	1,149
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	1,000	1,169
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	210	251
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (14)	300	362
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	500	538
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27 (14)	110	118
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	500	544
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	500	583
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	500	589
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	500	586
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	300	312
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	500	579
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	1,500	1,747
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/24	600	689
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/16 (Prere.)	500	520
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17 (14)	560	589
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	375	401
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/31	1,165	1,357
1 New York Metropolitan Transportation Authority
Revenue PUT	0.370%	11/15/17	1,500	1,489
New York Metropolitan Transportation Authority
Revenue VRDO	0.010%	1/7/16 LOC	4,800	4,800
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/24 (2)	500	628
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/27 (2)	500	642
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	500	580
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/24	400	462
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/25 (12)	250	272
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	1,000	1,167
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	1,000	1,146
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	500	511

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	500	577
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17 (Prere.)	500	531
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/20	1,735	1,771
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	500	579
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	500	563
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	500	524
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	200	225
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	170	206
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	160	193
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	830	995
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	1,500	1,827
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	840	1,007
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	500	607
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	500	540
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,000	2,384
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	500	581
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	300	348
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	2,000	2,341
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	500	581
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	390	463
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/16	275	281
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	500	566
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	500	567
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/21	1,135	1,341
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/24	1,820	2,257
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25	1,270	1,596
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	1,420	1,692

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/22	500	531
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/24	365	422
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/25	500	603
New York State GO	4.500%	2/1/17	500	522
New York State GO	4.500%	2/1/18	500	538
New York State GO	4.500%	2/1/19	500	554
New York State GO	5.000%	2/15/30	315	365
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/21	500	571
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	500	539
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	490	528
New York State Thruway Authority Revenue	5.000%	1/1/30	500	579
New York State Thruway Authority Revenue	5.000%	1/1/32 (14)	600	642
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17 (Prere.)	500	527
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	500	552
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	225	227
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	562
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	576
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	500	593
New York State Urban Development Corp.
Revenue	5.000%	12/15/18	500	557
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	1,890	2,056
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	1,000	1,088
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	600	668
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	530	652
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	1,325	1,630
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/25	1,500	1,621
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	2,000	2,440
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,346
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	1,420	1,711
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,726
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	540	584

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/26	500	549
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/26	1,750	2,137
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/28	1,250	1,422
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/29	1,000	1,222
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/35	1,000	1,187
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/21	1,545	1,789
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,560
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	500	510
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	500	551
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	2,000	2,389
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	1,600	1,915
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	1,000	1,209
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	1,945	2,343
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	2,450	2,939
Westchester County NY GO	5.000%	7/1/20 (ETM)	55	64
Westchester County NY GO	5.000%	7/1/20	445	520
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	500	557
				183,539
North Carolina (0.9%)
Cary NC Combined Enterprise System Revenue	5.000%	12/1/27	500	603
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/20	235	277
Durham County NC GO	5.000%	4/1/20	685	793
Mecklenburg County NC GO	5.000%	3/1/17	500	526
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/19 (Prere.)	500	561
North Carolina Capital Improvement Revenue	5.000%	5/1/19	555	624
North Carolina Capital Improvement Revenue	5.000%	5/1/29	500	571
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	6.000%	1/1/18 (ETM)	510	561
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (Prere.)	500	559
North Carolina GAN	5.000%	3/1/25	1,000	1,219
North Carolina GAN	5.000%	3/1/27	1,000	1,194
North Carolina GO	5.000%	3/1/17	520	547
North Carolina GO	5.000%	3/1/18	500	543
North Carolina GO	5.000%	5/1/18	1,500	1,642
North Carolina GO	5.000%	6/1/19	2,000	2,264
North Carolina GO	5.000%	3/1/20	275	318
North Carolina GO	4.000%	6/1/20	500	560
North Carolina GO	5.000%	5/1/22	250	303

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/17 (Prere.)	2,000	2,094
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/21	1,000	1,158
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/24	600	680
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/30	500	550
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/24	500	598
1 University of North Carolina University System
Revenue PUT	0.913%	12/1/17	1,100	1,104
Wake County NC GO	4.000%	2/1/18	695	740
Wake County NC GO	5.000%	3/1/18	500	544
Wake County NC Public Improvement GO	5.000%	3/1/16	100	101
				21,234
Ohio (1.2%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/16	500	515
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/27	570	669
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	500	543
Buckeye Tobacco Settlement Financing Authority
Ohio Revenue	5.000%	6/1/16	200	203
Buckeye Tobacco Settlement Financing Authority
Ohio Revenue	5.000%	6/1/17	190	200
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.250%	4/1/31	500	555
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	435	502
Cleveland OH Airport System Revenue	5.000%	1/1/16 (2)	250	250
Cleveland OH Airport System Revenue	5.250%	1/1/18 (2)	260	280
Cleveland OH Airport System Revenue	5.000%	1/1/31 (4)	500	516
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	265	275
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (14)	235	243
Cleveland OH Water Revenue	4.000%	1/1/18	2,415	2,565
Columbus OH GO	5.000%	7/1/25	535	642
Columbus OH Sewer Revenue	5.000%	6/1/30	1,500	1,852
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/25	500	598
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/27	1,000	1,218
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.125%	6/15/33	615	673
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/20	1,000	1,166
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/28	1,680	2,004
Greater Cleveland OH Regional Transit Authority
Sales Tax Revenue	5.000%	12/1/18	350	388
Hamilton County OH Economic Development
Revenue (University of Cincinnati Lessee Project)	5.000%	6/1/16 (Prere.)	1,225	1,249
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/21	200	228
Kent State University Ohio Revenue	5.000%	5/1/23 (12)	500	555

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	500	576
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	1,500	1,746
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/20	100	117
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities Improvement
Fund Projects)	5.000%	2/1/22	750	895
Ohio Common Schools GO	5.000%	6/15/16 (Prere.)	750	766
Ohio GO	5.000%	3/15/16 (Prere.)	260	263
Ohio GO	5.000%	8/1/23	500	606
Ohio GO	5.000%	8/1/24	500	621
Ohio Higher Education GO	5.000%	8/1/17	770	821
Ohio Higher Education GO	5.000%	8/1/21	500	595
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/22	550	667
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/16 (Prere.)	1,000	1,041
Ohio State University General Receipts Revenue	5.000%	12/1/16 (ETM)	30	31
Ohio State University General Receipts Revenue	5.000%	12/1/16	470	489
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/20 (14)	1,000	1,166
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	1,000	1,157
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	500	563
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.250%	6/1/19	435	495
Penta Career Center Ohio COP	5.250%	4/1/23	125	147
				30,651
Oklahoma (0.1%)
Oklahoma City OK GO	5.000%	3/1/24	525	612
Oklahoma Turnpike Authority Revenue	5.000%	1/1/31	300	342
University of Oklahoma Revenue	5.000%	7/1/31	475	550
				1,504
Oregon (0.3%)
Deschutes & Jefferson Counties OR School
District No. 2J GO	0.000%	6/15/31	750	463
Multnomah County OR School District GO	5.000%	6/15/19	1,680	1,901
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	1,370	1,679
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	500	584
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/16	150	156
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/17	250	268
Oregon GO	5.000%	5/1/23	500	601
Portland OR GO	5.000%	6/15/20	1,725	2,007
Portland OR Sewer System Revenue	5.000%	6/15/22 (4)	500	546
				8,205
Pennsylvania (2.7%)
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/29	325	370

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	500	546
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.940%	2/1/21	870	869
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	210	235
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	592
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/24	1,000	1,121
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	500	502
Central Bradford PA Progress Authority Revenue
(Guthrie Healthcare System)	5.500%	12/1/31	500	586
Chester County PA GO	5.000%	11/15/31	750	894
Dallas PA Area Muni Authority University
Revenue (Misericordia University Project)	4.000%	5/1/17	415	427
Delaware County PA Authority Hospital Revenue
(Crozer-Keystone Obligated Group)	5.000%	12/15/31	945	970
East Hempfield Township PA Industrial
Development Authority Revenue
(Millersville University Student Housing Project)	5.000%	7/1/29	1,000	1,074
Emmaus PA General Authority Revenue VRDO	0.020%	1/7/16 LOC	1,400	1,400
Lancaster County PA Hospital Authority Health
Center Revenue (Masonic Homes Project)
VRDO	0.010%	1/4/16 LOC	2,200	2,200
Lower Merion PA School District GO	5.000%	9/1/18	1,500	1,656
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19	500	558
Montgomery County PA Higher Education &
Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/31	500	556
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	3.000%	4/1/16	200	201
Montgomery County PA Industrial Development
Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/23	1,015	1,137
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities Obligated
Group)	5.000%	11/15/25	1,250	1,369
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.250%	8/15/22	2,000	2,186
Pennsylvania Economic Development Financing
Authority Health System Revenue
(Albert Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	1,000	1,151
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	4.000%	1/1/18	750	796
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/21	1,330	1,470

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania GO	5.000%	1/1/16 (Prere.)	100	100
Pennsylvania GO	5.000%	3/1/16	100	101
Pennsylvania GO	5.000%	7/1/16	120	123
Pennsylvania GO	5.000%	7/1/16	400	409
Pennsylvania GO	5.000%	8/1/17 (Prere.)	500	533
Pennsylvania GO	5.000%	7/1/20	500	576
Pennsylvania GO	5.375%	7/1/21	500	597
Pennsylvania GO	5.000%	11/15/22	500	589
Pennsylvania GO	5.000%	8/15/24	1,000	1,216
Pennsylvania GO	5.000%	4/15/28	500	554
Pennsylvania GO	4.000%	8/15/30 (4)	1,000	1,091
Pennsylvania GO	5.000%	10/15/32	1,000	1,163
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/17 (10)	500	509
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/19	740	811
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.500%	6/1/20	1,000	1,015
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock University
Foundation)	4.500%	7/1/28 (10)	1,090	1,093
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/24	200	227
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	500	569
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/19 (Prere.)	500	569
Pennsylvania State University Revenue	5.000%	3/1/25	500	570
Pennsylvania State University Revenue	5.000%	8/15/27	1,000	1,073
Pennsylvania Turnpike Commission Oil Franchise
Tax Revenue	5.000%	12/1/24	1,000	1,203
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16 (Prere.)	1,000	1,019
1 Pennsylvania Turnpike Commission Revenue	0.990%	12/1/21	1,215	1,210
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	345	388
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/27	1,000	1,188
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	1,050	1,157
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,250	1,415
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	1,330	1,488
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,313
Philadelphia PA Airport Revenue	5.000%	6/15/23	1,120	1,255
3 Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/24	1,000	1,206
3 Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/27	1,000	1,195
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (Prere.)	1,000	1,072
Philadelphia PA GO	5.000%	8/1/26	1,885	2,263
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Temple University Health System Obligated
Group)	6.250%	7/1/23	500	525
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Temple University Health System Obligated
Group)	5.500%	7/1/30	245	251

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	500	564
Philadelphia PA School District GO	5.000%	9/1/21	1,035	1,160
Philadelphia PA School District GO	5.250%	9/1/22	500	565
Philadelphia PA School District GO	5.000%	9/1/31	940	1,061
Philadelphia PA School District GO VRDO	0.010%	1/7/16 LOC	4,500	4,500
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	560	635
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/26	1,000	1,193
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/26	1,000	1,137
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/24	500	573
West Shore PA Area Authority Hospital Revenue
(Holy Spirit Hospital of the Sisters of Christian
Charity Project)	6.250%	1/1/31	80	95
				66,985
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	500	500
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/21 (13)(3)	500	580
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	1,000	1,336
				2,416
South Carolina (0.5%)
Charleston SC Educational Excellence Financing
Corp. Revenue (Charleston County School
District, South Carolina Project)	5.000%	12/1/16 (Prere.)	500	520
Charleston SC Educational Excellence Financing
Corp. Revenue (Charleston County School
District, South Carolina Project)	5.000%	12/1/23	500	613
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/27	250	290
Florence County SC School District GO	5.000%	3/1/18	1,000	1,087
Greenville County SC School District GO	5.000%	12/1/27	500	519
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,000	1,193
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	1,600	1,302
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/26	1,420	1,699
South Carolina GO	5.000%	4/1/20	450	521
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	500	542
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/26	1,000	1,153
South Carolina Public Service Authority Revenue	5.000%	1/1/16 (ETM)	130	130
South Carolina Public Service Authority Revenue	5.000%	1/1/29	500	547
York County SC School District GO (Fort Mill
School District No. 4)	5.000%	3/1/18	1,365	1,483
				11,599
South Dakota (0.1%)
Educational Enhancement Funding Corp. South
Dakota Tobacco Settlement Revenue	5.000%	6/1/25	2,000	2,294

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tennessee (0.9%)
Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,213
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.000%	1/1/33	1,500	1,652
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/27	1,000	1,138
Knox County TN GO	5.000%	4/1/18	1,000	1,091
Memphis TN Electric System Revenue	5.000%	12/1/17	500	539
Memphis TN GO	5.000%	5/1/30	500	577
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/21	625	724
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue
(Blakeford at Green Hills)	5.000%	7/1/27	500	544
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	500	579
Shelby County TN GO	5.000%	3/1/19	500	561
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	113
Shelby County TN GO	5.000%	4/1/19	400	450
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/16	500	514
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/17	250	260
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/17	500	534
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/18	725	796
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	1,115	1,318
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	1,500	1,745
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24	375	445
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	715	838
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	585	699
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	1,000	1,173
Tennessee GO	5.000%	8/1/20	625	730
Tennessee GO	5.000%	8/1/21	1,490	1,781
Tennessee GO	5.000%	8/1/22	1,475	1,798
				21,812
Texas (4.5%)
Arlington TX GO	5.000%	8/15/19	1,920	2,175
Arlington TX Independent School District GO	5.000%	2/15/24	1,355	1,674
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (14)	1,000	975
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,202
Austin TX Water & Wastewater System Revenue	5.000%	11/15/21	500	596
Austin TX Water & Wastewater System Revenue	5.000%	11/15/24	275	313
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	100	72
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/25	500	556
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	180	123
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/30	800	920
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	500	550
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	200	230

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/17 (Prere.)	455	477
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	500	582
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/30	45	47
Dallas TX Area Rapid Transit Sales Tax Revenue	4.500%	12/1/27	500	532
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	500	598
Dallas TX Independent School District GO	5.000%	2/15/23	485	570
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/17	200	215
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/21	1,090	1,303
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/22	330	393
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/16	515	534
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/29	1,000	1,184
Eagle Mountain & Saginaw TX Independent
School District GO	4.550%	8/15/16 (Prere.)	705	723
Eagle Mountain & Saginaw TX Independent
School District GO	4.550%	8/15/37 (4)	795	810
El Paso TX Water & Sewer Revenue	5.000%	3/1/22	765	918
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25	450	524
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/30	1,550	1,303
Harris County TX Flood Control District GO	5.250%	10/1/18	435	486
Harris County TX GO	5.000%	10/1/17	1,000	1,072
Harris County TX GO	5.000%	10/1/23	500	566
Harris County TX GO	5.000%	10/1/23	300	356
Harris County TX GO	5.000%	8/15/32	1,000	1,185
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.010%	1/4/16	1,000	1,000
Harris County TX Sports Authority Revenue	5.000%	11/15/22	945	1,105
1 Harris County TX Toll Road Revenue	0.790%	8/15/18	1,000	1,001
Harris County TX Toll Road Revenue	5.000%	8/15/27	500	562
Harris County TX Toll Road Revenue	5.000%	8/15/32	500	575
Houston TX Airport System Revenue	5.000%	7/1/19 (14)	1,000	1,061
Houston TX Airport System Revenue	5.000%	7/1/26 (14)	3,000	3,162
Houston TX GO	5.000%	3/1/18	1,650	1,793
Houston TX GO	5.000%	3/1/20	500	563
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment Facilities)	5.000%	9/1/24	1,000	1,198
Houston TX Independent School District GO	5.000%	2/15/20	1,105	1,271
Houston TX Utility System Revenue	5.000%	11/15/17 (Prere.)	380	409
Houston TX Utility System Revenue	5.000%	5/15/25	1,000	1,225
Houston TX Utility System Revenue	5.000%	11/15/28 (4)	120	128
1 Houston TX Utility System Revenue PUT	0.610%	8/1/16	1,000	1,000
1 Houston TX Utility System Revenue PUT	0.910%	5/1/20	1,000	996
Irving TX Independent School District GO	5.000%	2/15/21	1,500	1,766
Katy TX Independent School District GO	5.000%	2/15/20	2,000	2,096
Lake Travis TX Independent School District GO	5.000%	2/15/32	500	579
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/25	1,245	1,554
Laredo TX Community College District GO	5.000%	8/1/25	1,000	1,214
Lone Star College System Texas GO	5.000%	8/15/19 (Prere.)	250	284

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lower Colorado River Authority Texas
Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/28	1,150	1,355
Lubbock TX GO	5.000%	2/15/23	500	602
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue
(Christian Care CentersInc. Project)	5.000%	2/15/24	350	380
New Hope TX Cultural Education Facilities
FinanceCorp. First Mortgage Revenue
(Morningside Ministries Project)	6.250%	1/1/33	1,640	1,836
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/17	245	251
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/19	495	515
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/23	200	221
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/24	210	232
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/25	240	266
North East TX Independent School District GO	5.250%	2/1/22	500	608
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	440	483
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	440	483
North Texas Tollway Authority System Revenue	6.000%	1/1/20	60	65
North Texas Tollway Authority System Revenue	6.250%	2/1/23	1,400	1,607
North Texas Tollway Authority System Revenue	6.000%	1/1/25	60	66
North Texas Tollway Authority System Revenue	6.000%	1/1/28	250	283
North Texas Tollway Authority System Revenue	5.500%	9/1/28	500	598
North Texas Tollway Authority System Revenue	5.000%	1/1/29	1,000	1,187
North Texas Tollway Authority System Revenue	5.000%	1/1/30	500	580
North Texas Tollway Authority System Revenue	5.000%	1/1/31	500	577
North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,740	2,022
North Texas Tollway Authority System Revenue	5.000%	1/1/33	1,500	1,736
North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,575	1,816
Northwest Independent School District Texas GO	5.000%	2/15/26	1,000	1,239
3 Pasadena TX GO	4.000%	2/15/28	1,000	1,110
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	500	532
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	500	565
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/19	210	236
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/16 (Prere.)	905	909
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/19	500	559
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21	500	590
San Antonio TX GO	5.000%	8/1/20	125	146
San Antonio TX GO	5.000%	2/1/22	1,000	1,173
San Antonio TX GO	5.000%	2/1/24	500	579
San Antonio TX GO	5.000%	2/1/26	1,000	1,234
1 San Antonio TX Water Revenue PUT	0.690%	11/1/16	1,000	1,000
1 San Antonio TX Water Revenue PUT	0.410%	11/1/17	1,500	1,492

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/16 (2)	260	269
Spring Branch TX Independent School District GO	5.000%	2/1/20	1,000	1,149
Spring TX Independent School District GO	5.000%	8/15/32	1,000	1,210
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.250%	10/1/31	1,000	1,182
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	325	367
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources)	5.000%	2/15/26	1,735	1,812
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/26	500	560
Texas GO	4.000%	4/1/18	400	427
Texas GO	5.000%	10/1/22	1,000	1,218
Texas GO	5.000%	10/1/27	1,400	1,701
Texas GO	5.000%	10/1/28	1,330	1,608
Texas GO	5.000%	8/1/31	500	586
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.250%	12/15/17	550	591
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.250%	12/15/21	240	281
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.000%	12/15/22	405	474
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.000%	12/15/23	380	442
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.250%	12/15/23	190	225
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.250%	12/15/24	495	588
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.000%	12/15/25	2,185	2,511
Texas Public Finance Authority Revenue
(Texas Southern University)	5.000%	11/1/21 (15)	1,000	1,130
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	1/1/18	1,000	1,018
Texas Tech University System Financing
System Revenue	5.000%	2/15/28	500	549
Texas Transportation Commission GO	5.000%	10/1/22	1,175	1,431
Texas Transportation Commission Mobility
Fund GO	5.000%	10/1/21	1,500	1,793
Texas Transportation Commission Mobility
Fund GO	5.000%	10/1/29	1,500	1,838
1 Texas Transportation Commission Mobility
Fund GO PUT	0.390%	10/1/18	1,500	1,487
Texas Transportation Commission Revenue	4.750%	4/1/16 (Prere.)	500	506
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	500	506
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	500	506
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (ETM)	285	266
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (2)	525	483
Texas Water Financial Assistance GO	5.000%	8/1/24	500	549
Texas Water Financial Assistance GO	5.000%	8/1/25	500	548

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Water Financial Assistance GO	5.000%	8/1/27	500	548
University of Texas Permanent University Fund
Revenue	5.000%	7/1/19	1,225	1,389
University of Texas System Revenue Financing
System Revenue	4.750%	2/15/17 (Prere.)	820	856
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	325	370
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	500	597
University of Texas System Revenue Financing
System Revenue	4.750%	8/15/30	1,180	1,228
Williamson County TX GO	5.000%	2/15/23	230	276
				112,514
Utah (0.3%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	500	576
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/32	350	396
Utah GO	5.000%	7/1/16	615	629
Utah GO	5.000%	7/1/16	500	511
Utah GO	4.500%	7/1/19	2,000	2,236
Utah GO	5.000%	7/1/19	615	698
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,000	1,253
				6,299
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/20	1,660	1,864
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	500	543
				2,407
Virginia (0.8%)
Arlington County VA GO	5.000%	8/1/17	750	800
Arlington County VA GO	5.000%	8/15/19	1,535	1,748
Arlington County VA GO	5.000%	8/1/23	600	725
Chesapeake VA Toll Road Revenue	5.000%	7/15/21	500	572
Chesterfield County VA GO	5.000%	1/1/22	900	1,083
Fairfax County VA GO	4.000%	10/1/19	2,000	2,213
Fairfax County VA GO	5.000%	10/1/23	1,255	1,558
Fairfax County VA GO	5.000%	10/1/24	1,365	1,718
Fairfax County VA Public Improvement GO	5.000%	10/1/17	500	537
Fairfax County VA Public Improvement GO	5.000%	4/1/21	300	356
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	500	598
Norfolk VA Water Revenue	5.000%	11/1/31	500	584
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/30	500	562
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/17	200	209
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	1,570	1,783
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	355	430

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	1,495	1,695
Virginia Public School Authority Revenue	5.000%	8/1/19	500	567
Virginia Public School Authority Revenue	4.000%	8/1/20	1,700	1,902
				19,640
Washington (1.5%)
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	500	580
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/31	1,200	1,446
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.250%	7/1/16	1,000	1,024
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	500	531
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/16	865	885
King County WA GO	5.000%	1/1/19	150	168
King County WA GO	5.000%	7/1/20	1,250	1,456
King County WA GO	5.000%	1/1/24	500	591
King County WA Sewer Revenue	5.000%	1/1/20	1,000	1,145
Port of Seattle WA Revenue	5.000%	8/1/29	250	292
Seattle WA GO	5.000%	6/1/21	1,000	1,184
Seattle WA Water System Revenue	5.000%	5/1/19	1,460	1,643
Snohomish County WA School District No. 201 GO	5.250%	12/1/26	1,760	1,964
University of Washington Revenue	5.000%	4/1/31	335	383
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/17 (Prere.)	500	532
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/18 (Prere.)	425	467
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	375	443
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,000	1,220
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	1,500	1,625
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/25	1,080	1,331
Washington GO	5.000%	2/1/16	500	502
Washington GO	5.000%	7/1/16 (Prere.)	500	512
Washington GO	5.000%	7/1/17	200	213
Washington GO	5.000%	7/1/18 (Prere.)	500	550
Washington GO	5.000%	7/1/18	675	742
Washington GO	0.000%	6/1/20 (14)	500	468
Washington GO	5.000%	7/1/20	1,000	1,162
Washington GO	5.000%	8/1/20	500	568
Washington GO	5.000%	7/1/22	1,350	1,634
Washington GO	5.000%	7/1/23	1,000	1,228
Washington GO	5.000%	7/1/25	500	597
Washington GO	5.000%	7/1/25	1,500	1,849
Washington GO	5.000%	8/1/27	1,000	1,233
Washington GO	5.000%	2/1/32	500	584
Washington Health Care Facilities Authority
Revenue (Central Washington Health Services
Association)	5.000%	7/1/30	1,760	1,966
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/31 (14)	2,000	2,057
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	880	994
Washington State University General Revenue	5.000%	10/1/31	500	587
				36,356

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
West Virginia (0.0%)
West Virginia Hospital Finance Authority Hospital
Revenue (Charleston Area Medical Center Inc.)	5.125%	9/1/23	1,000	1,097

Wisconsin (0.6%)
Milwaukee WI GO	4.000%	3/15/19	1,000	1,085
Milwaukee WI GO	4.000%	3/15/20	1,000	1,105
Wisconsin Annual Appropriation Revenue	5.625%	5/1/28	460	521
Wisconsin GO	5.000%	5/1/16	500	508
Wisconsin GO	5.000%	5/1/18 (Prere.)	500	547
Wisconsin GO	5.000%	5/1/19	1,335	1,504
Wisconsin GO	5.000%	5/1/20	1,000	1,158
Wisconsin GO	5.000%	5/1/21	750	889
Wisconsin GO	5.000%	5/1/24	500	599
Wisconsin GO	5.000%	5/1/26	2,210	2,638
Wisconsin Health & Educational Facilities
Authority Revenue (Aspirus, Inc. Obligated
Group)	5.000%	8/15/25	1,570	1,830
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	500	570
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/32	500	573
Wisconsin Transportation Revenue	5.000%	7/1/23	500	609
				14,136
Total Tax-Exempt Municipal Bonds (Cost $1,200,640)				1,251,756
Total Investments (98.4%) (Cost $1,972,360)				2,438,269

				Amount
				($000)
Other Assets and Liabilities (1.6%)
Other Assets
Investment in Vanguard				206
Receivables for Investment Securities Sold				6
Receivables for Accrued Income				16,249
Receivables for Capital Shares Issued				10,695
Other Assets				35,970
Total Other Assets				63,126
Liabilities
Payables for Investment Securities Purchased				(18,948)
Payables for Capital Shares Redeemed				(1,467)
Payables to Vanguard				(1,429)
Other Liabilities				(1,461)
Total Liabilities				(23,305)
Net Assets (100%)
Applicable to 92,273,011 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,478,090
Net Asset Value Per Share				$26.86

Tax-Managed Balanced Fund

At December 31, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	2,016,784
Overdistributed Net Investment Income	(950)
Accumulated Net Realized Losses	(3,643)
Unrealized Appreciation (Depreciation)
Investment Securities	465,909
Futures Contracts	(10)
Net Assets	2,478,090

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Security with a value of $341,000 has been segregated as initial margin for open futures contracts.
1 Adjustable-rate security.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the value of this security represented 0.1% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2015.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Managed Balanced Fund

Statement of Operations

Year Ended
December 31, 2015
($000)
Investment Income
Income
Dividends	18,430
Interest	30,140
Total Income	48,570
Expenses
The Vanguard Group—Note B
Investment Advisory Services	156
Management and Administrative	1,934
Marketing and Distribution	213
Custodian Fees	27
Auditing Fees	32
Shareholders’ Reports	33
Trustees’ Fees and Expenses	2
Total Expenses	2,397
Net Investment Income	46,173
Realized Net Gain (Loss)
Investment Securities Sold	6,675
Futures Contracts	168
Realized Net Gain (Loss)	6,843
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(4,460)
Futures Contracts	(10)
Change in Unrealized Appreciation (Depreciation)	(4,470)
Net Increase (Decrease) in Net Assets Resulting from Operations	48,546

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	46,173	35,322
Realized Net Gain (Loss)	6,843	(4,111)
Change in Unrealized Appreciation (Depreciation)	(4,470)	122,292
Net Increase (Decrease) in Net Assets Resulting from Operations	48,546	153,503
Distributions
Net Investment Income	(46,224)	(34,862)
Realized Capital Gain	—	—
Total Distributions	(46,224)	(34,862)
Capital Share Transactions
Issued	762,424	478,055
Issued in Lieu of Cash Distributions	39,524	29,911
Redeemed	(237,271)	(116,048)
Net Increase (Decrease) from Capital Share Transactions	564,677	391,918
Total Increase (Decrease)	566,999	510,559
Net Assets
Beginning of Period	1,911,091	1,400,532
End of Period[1]	2,478,090	1,911,091
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($950,000) and ($899,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Financial Highlights

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$26.79	$24.90	$22.25	$20.55	$19.96
Investment Operations
Net Investment Income	. 557.547		.517	.525	.519
Net Realized and Unrealized Gain (Loss)
on Investments	. 067	1.879	2.647	1.696	.585
Total from Investment Operations	. 624	2.426	3.164	2.221	1.104
Distributions
Dividends from Net Investment Income[1]	(. 554)	(.536)	(.514)	(.521)	(.514)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 554)	(.536)	(.514)	(.521)	(.514)
Net Asset Value, End of Period	$26.86	$26.79	$24.90	$22.25	$20.55

Total Return[2]	2.35%	9.81%	14.34%	10.87%	5.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,478	$1,911	$1,401	$1,015	$797
Ratio of Total Expenses to Average Net Assets	0.11%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.11%	2.15%	2.21%	2.43%	2.55%
Portfolio Turnover Rate	9%	8%	9%	7%	12%

1 For tax purposes, nontaxable dividends represent 62%, 64%, 63%, 62%, and 70% of dividends from net investment income.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Notes to Financial Statements

Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Tax-Managed Balanced Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2015, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2015, the fund had contributed to Vanguard capital in the amount of $206,000, representing 0.01% of the fund’s net assets and 0.08% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Tax-Managed Balanced Fund

The following table summarizes the market value of the fund’s investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,186,513	—	—
Tax-Exempt Municipal Bonds	—	1,251,756	—
Futures Contracts—Assets[1]	27	—	—
Total	1,186,540	1,251,756	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	March 2016	21	2,485	(7)
2-Year U.S. Treasury Note	March 2016	9	1,955	(3)
				(10)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. Passive foreign investment companies held at December 31, 2015, had unrealized appreciation of $17,000, all of which has been distributed and is reflected in the balance of overdistributed net investment income.

During the year ended December 31, 2015, the fund realized $4,911,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2015, the fund had $337,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $1,922,000 to offset taxable capital gains realized during the year ended December 31, 2015. At December 31, 2015, the fund had available capital losses totaling $3,653,000 to offset future net capital gains. Of this amount, $1,449,000 is

Tax-Managed Balanced Fund

subject to expiration on December 31, 2017. Capital losses of $2,204,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2015, the cost of investment securities for tax purposes was $1,972,377,000. Net unrealized appreciation of investment securities for tax purposes was $465,892,000, consisting of unrealized gains of $479,935,000 on securities that had risen in value since their purchase and $14,043,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2015, the fund purchased $775,477,000 of investment securities and sold $198,354,000 of investment securities, other than U.S. government securities and temporary cash investments. Sales include $10,909,000 in connection with in-kind redemptions of the fund’s capital shares.

G. Capital shares issued and redeemed were:

	Year Ended December 31,
	2015	2014
	Shares	Shares
	(000)	(000)
Issued	28,278	18,435
Issued in Lieu of Cash Distributions	1,475	1,141
Redeemed	(8,821)	(4,485)
Net Increase (Decrease) in Shares Outstanding	20,932	15,091

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2015, that would require recognition or disclosure in these financial statements.

Tax-Managed Capital Appreciation Fund

Fund Profile
As of December 31, 2015

Share-Class Characteristics

	Admiral	Institutional
	Shares	Shares
Ticker Symbol	VTCLX	VTCIX
Expense Ratio1	0.12%	0.08%
30-Day SEC Yield	1.70%	1.74%

Portfolio Characteristics
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	FA Index
Number of Stocks	687	1,033	3,960
Median Market Cap	$56.0B	$60.5B	$51.4B
Price/Earnings Ratio	21.3x	21.2x	21.9x
Price/Book Ratio	2.8x	2.7x	2.7x
Return on Equity	18.1%	17.8%	17.2%
Earnings Growth
Rate	10.0%	9.4%	9.5%
Dividend Yield	1.8%	2.1%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	10%	—	—
Short-Term Reserves	0.2%	—	—

Volatility Measures
		DJ
	Russell	U.S. Total
	1000	Market
	Index	FA Index
R-Squared	1.00	1.00
Beta	1.01	1.00

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer
	Technology	3.0%
Alphabet Inc.	Computer Services
	Software & Systems	2.3
Microsoft Corp.	Computer Services
	Software & Systems	2.1
Exxon Mobil Corp.	Oil: Integrated	1.6
Amazon.com Inc.	Diversified Retail	1.3
Johnson & Johnson	Pharmaceuticals	1.3
Berkshire Hathaway Inc. Insurance: Multi-Line		1.3
Wells Fargo & Co.	Banks: Diversified	1.2
Facebook Inc.	Computer Services
	Software & Systems	1.2
General Electric Co.	Diversified
	Manufacturing
	Operations	1.1
Top Ten		16.4%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 29, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2015, the expense ratios were 0.11% for Admiral Shares and 0.07% for Institutional Shares.

Tax-Managed Capital Appreciation Fund

Sector Diversification (% of equity exposure)
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	FA Index
Consumer
Discretionary	15.2%	14.8%	14.7%
Consumer Staples	8.4	8.3	7.9
Energy	5.9	6.3	5.9
Financial Services	20.3	19.7	20.3
Health Care	14.6	14.5	14.7
Materials &
Processing	3.6	3.5	3.7
Producer Durables	10.5	10.7	10.6
Technology	17.3	17.0	17.0
Utilities	4.2	5.2	5.2

Investment Focus

Tax-Managed Capital Appreciation Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2005, Through December 31, 2015
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2015
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Tax-Managed Capital Appreciation Fund
	Admiral Shares	1.68%	12.52%	7.43%	$20,481
••••••••	Russell 1000 Index	0.92	12.44	7.40	20,427
– – – –	Multi-Cap Core Funds Average	-2.29	9.61	5.81	17,587
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	0.44	12.14	7.48	20,563
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Tax-Managed Capital Appreciation Fund
Institutional Shares	1.71%	12.56%	7.47%	$10,279,050

Russell 1000 Index	0.92	12.44	7.40	10,213,379
Dow Jones U.S. Total Stock Market Float
Adjusted Index	0.44	12.14	7.48	10,281,716

See Financial Highlights for dividend and capital gains information.

Tax-Managed Capital Appreciation Fund

Fiscal-Year Total Returns (%): December 31, 2005, Through December 31, 2015

Tax-Managed Capital Appreciation Fund

Financial Statements

Statement of Net Assets
As of December 31, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (15.1%)
*	Amazon.com Inc.	128,921	87,136
	Walt Disney Co.	581,615	61,116
	Home Depot Inc.	444,632	58,803
	Comcast Corp. Class A	779,543	43,990
	McDonald’s Corp.	305,458	36,087
	Starbucks Corp.	543,907	32,651
	NIKE Inc. Class B	485,126	30,320
	Wal-Mart Stores Inc.	486,850	29,844
	Lowe’s Cos. Inc.	356,464	27,106
	Costco Wholesale Corp.	163,802	26,454
*	Priceline Group Inc.	16,558	21,111
	Time Warner Inc.	304,549	19,695
	Twenty-First Century Fox
	Inc. Class A	664,661	18,052
	Time Warner Cable Inc.	94,294	17,500
	Ford Motor Co.	1,206,764	17,003
*	O’Reilly Automotive Inc.	50,715	12,852
	TJX Cos. Inc.	175,703	12,459
*	AutoZone Inc.	16,547	12,276
*	eBay Inc.	439,383	12,074
	Yum! Brands Inc.	158,793	11,600
	Ross Stores Inc.	206,043	11,087
	Johnson Controls Inc.	278,258	10,988
	Royal Caribbean Cruises
	Ltd.	104,526	10,579
	General Motors Co.	298,701	10,159
	Estee Lauder Cos. Inc.
	Class A	112,006	9,863
*	Netflix Inc.	84,010	9,609
*	Dollar Tree Inc.	123,414	9,530
	Target Corp.	121,980	8,857
	Expedia Inc.	64,761	8,050
*	Liberty Interactive Corp.
	QVC Group Class A	286,006	7,814
	Marriott International Inc.
	Class A	115,272	7,728
	Advance Auto Parts Inc.	50,569	7,611

	CBS Corp. Class B	160,745	7,576
*	Mohawk Industries Inc.	39,995	7,575
*	MGM Resorts
	International	324,047	7,362
	Starwood Hotels &
	Resorts Worldwide Inc.	105,468	7,307
*	Sirius XM Holdings Inc.	1,741,850	7,089
*	CarMax Inc.	130,899	7,065
	Viacom Inc. Class B	170,585	7,021
	DR Horton Inc.	217,897	6,979
	Interpublic Group of Cos.
	Inc.	293,629	6,836
	Hanesbrands Inc.	231,336	6,808
	BorgWarner Inc.	154,637	6,685
*	NVR Inc.	4,039	6,636
	Goodyear Tire & Rubber
	Co.	199,270	6,510
	Fortune Brands Home &
	Security Inc.	112,839	6,263
*	Norwegian Cruise Line
	Holdings Ltd.	100,107	5,866
*	Tempur Sealy International
	Inc.	83,132	5,857
*	TripAdvisor Inc.	67,080	5,719
	Lennar Corp. Class A	116,668	5,706
*	Tesla Motors Inc.	23,646	5,675
	Dollar General Corp.	77,907	5,599
*	Visteon Corp.	47,836	5,477
*	WABCO Holdings Inc.	53,401	5,461
	Harley-Davidson Inc.	119,289	5,415
*	Panera Bread Co. Class A	26,797	5,220
	Hasbro Inc.	76,898	5,180
	Lamar Advertising Co.
	Class A	85,566	5,132
*	Bed Bath & Beyond Inc.	104,740	5,054
	Gentex Corp.	309,742	4,959
	Darden Restaurants Inc.	76,878	4,893
*	Toll Brothers Inc.	145,278	4,838
*	Discovery
	Communications Inc.	182,132	4,593

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Foot Locker Inc.	70,415	4,583
	News Corp. Class A	341,101	4,557
*	Vista Outdoor Inc.	99,539	4,430
	CST Brands Inc.	111,035	4,346
	Brinker International Inc.	88,019	4,221
	Carnival Corp.	77,300	4,211
	PulteGroup Inc.	232,719	4,147
	Harman International
	Industries Inc.	43,486	4,097
	Omnicom Group Inc.	50,468	3,818
	Dillard’s Inc. Class A	57,041	3,748
*	Hyatt Hotels Corp. Class A	78,614	3,696
	Aaron’s Inc.	164,043	3,673
	Gap Inc.	148,158	3,660
*	AutoNation Inc.	60,765	3,625
*	Liberty Ventures Class A	78,210	3,528
	Ralph Lauren Corp. Class A	30,719	3,425
	Scripps Networks
	Interactive Inc. Class A	59,322	3,275
	Kohl’s Corp.	68,670	3,271
*	Under Armour Inc. Class A	39,895	3,216
	PVH Corp.	40,304	2,968
	KAR Auction Services Inc.	71,765	2,657
*	Liberty Media Corp.	63,986	2,437
	John Wiley & Sons Inc.
	Class A	53,559	2,412
	Macy’s Inc.	56,651	1,982
	Las Vegas Sands Corp.	41,977	1,840
	Nordstrom Inc.	32,216	1,605
*	Liberty Media Corp. Class A	31,993	1,256
*	Starz	36,182	1,212
*	AMC Networks Inc. Class A	16,144	1,206
*	Jarden Corp.	19,332	1,104
*	Liberty Broadband Corp.	20,793	1,078
	Hilton Worldwide Holdings
	Inc.	41,699	892
*	Madison Square Garden Co.
	Class A	5,381	871
	Coach Inc.	25,832	846
	GameStop Corp. Class A	20,376	571
	Best Buy Co. Inc.	15,718	479
	Cablevision Systems Corp.
	Class A	14,905	475
*	Liberty Broadband Corp.
	Class A	7,998	413
*	MSG Networks Inc.	16,144	336
	Lennar Corp. Class B	8,278	333
*	Ulta Salon Cosmetics &
	Fragrance Inc.	1,696	314
*	Charter Communications
	Inc. Class A	1,097	201
*	Murphy USA Inc.	3,291	200
*	LKQ Corp.	6,683	198
*	Sally Beauty Holdings Inc.	6,383	178

*	Live Nation Entertainment
	Inc.	6,683	164
*	DISH Network Corp.
	Class A	2,593	148
*	Chipotle Mexican Grill Inc.
	Class A	299	143
	Nielsen Holdings plc	2,992	139
	Wynn Resorts Ltd.	1,979	137
*	Urban Outfitters Inc.	4,588	104
	Staples Inc.	9,471	90
*	Discovery Communications
	Inc. Class A	1,858	50
			990,926
Consumer Staples (8.4%)
	Procter & Gamble Co.	796,387	63,241
	Coca-Cola Co.	1,142,799	49,095
	PepsiCo Inc.	467,910	46,754
	CVS Health Corp.	398,354	38,947
	Philip Morris International
	Inc.	425,691	37,423
	Mondelez International Inc.
	Class A	655,207	29,379
	Altria Group Inc.	467,814	27,231
	Walgreens Boots Alliance
	Inc.	301,508	25,675
	Colgate-Palmolive Co.	344,193	22,930
	Kroger Co.	442,239	18,499
	Constellation Brands Inc.
	Class A	86,792	12,363
*	Monster Beverage Corp.	73,208	10,905
	Dr Pepper Snapple Group
	Inc.	109,413	10,197
	Tyson Foods Inc. Class A	174,127	9,286
	Clorox Co.	71,931	9,123
	Archer-Daniels-Midland Co.	242,636	8,900
	Keurig Green Mountain Inc.	93,197	8,386
	Hormel Foods Corp.	104,924	8,297
	Brown-Forman Corp.
	Class B	83,084	8,249
	Mead Johnson Nutrition
	Co.	100,876	7,964
	Kraft Heinz Co.	105,916	7,706
	Molson Coors Brewing Co.
	Class B	81,612	7,665
	Coca-Cola Enterprises Inc.	152,599	7,514
	JM Smucker Co.	59,696	7,363
	Church & Dwight Co. Inc.	83,967	7,127
	Kimberly-Clark Corp.	54,621	6,953
	McCormick & Co. Inc.	80,916	6,923
	Hershey Co.	72,410	6,464
*	WhiteWave Foods Co.
	Class A	148,949	5,796
	Ingredion Inc.	58,056	5,564
	General Mills Inc.	88,567	5,107
	Campbell Soup Co.	97,145	5,105

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Edgewell Personal Care Co.	47,651	3,734
	Whole Foods Market Inc.	86,508	2,898
	Reynolds American Inc.	53,988	2,492
	Energizer Holdings Inc.	49,691	1,692
	Kellogg Co.	22,740	1,643
	Bunge Ltd.	20,905	1,427
	Sysco Corp.	17,066	700
	ConAgra Foods Inc.	11,171	471
*	Rite Aid Corp.	23,338	183
	Nu Skin Enterprises Inc.
	Class A	990	38
			547,409
Energy (5.9%)
	Exxon Mobil Corp.	1,302,991	101,568
	Chevron Corp.	647,246	58,226
	Valero Energy Corp.	204,502	14,460
	EOG Resources Inc.	203,232	14,387
	Phillips 66	157,549	12,888
	Marathon Petroleum Corp.	245,294	12,716
	ConocoPhillips	246,485	11,508
	Anadarko Petroleum Corp.	236,495	11,489
	Pioneer Natural Resources
	Co.	76,747	9,623
	Schlumberger Ltd.	118,044	8,234
*	Cameron International
	Corp.	125,872	7,955
	Tesoro Corp.	74,629	7,864
	Devon Energy Corp.	244,422	7,822
	Occidental Petroleum
	Corp.	110,502	7,471
*	Concho Resources Inc.	80,021	7,431
	EQT Corp.	119,404	6,225
	Cimarex Energy Co.	69,035	6,170
	Marathon Oil Corp.	486,557	6,126
*	FMC Technologies Inc.	191,158	5,545
*	Newfield Exploration Co.	162,508	5,291
	Cabot Oil & Gas Corp.	279,082	4,937
	Baker Hughes Inc.	104,062	4,802
*	Continental Resources Inc.	191,144	4,392
	TerraForm Power Inc.
	Class A	347,400	4,370
	World Fuel Services Corp.	111,153	4,275
	California Resources Corp.	1,834,704	4,275
	Hess Corp.	85,076	4,124
	Rowan Cos. plc Class A	237,434	4,025
	Patterson-UTI Energy Inc.	264,344	3,986
*	NOW Inc.	251,778	3,983
	SM Energy Co.	199,385	3,920
	Noble Energy Inc.	112,038	3,689
	Williams Cos. Inc.	128,263	3,296
	Helmerich & Payne Inc.	57,828	3,097
	Halliburton Co.	86,474	2,944
	Energen Corp.	44,813	1,837
	National Oilwell Varco Inc.	48,157	1,613

	Columbia Pipeline Group
	Inc.	35,344	707
*	WPX Energy Inc.	57,400	329
			387,600
Financial Services (20.2%)
*	Berkshire Hathaway Inc.
	Class B	629,468	83,115
	Wells Fargo & Co.	1,447,201	78,670
	JPMorgan Chase & Co.	1,108,211	73,175
	Bank of America Corp.	3,609,209	60,743
	Visa Inc. Class A	679,163	52,669
	Citigroup Inc.	865,466	44,788
	MasterCard Inc. Class A	359,587	35,009
	American International
	Group Inc.	490,658	30,406
	Simon Property Group Inc.	112,524	21,879
	American Express Co.	299,713	20,845
	Goldman Sachs Group Inc.	109,514	19,738
*	PayPal Holdings Inc.	489,644	17,725
	US Bancorp	400,249	17,079
	American Tower
	Corporation	172,262	16,701
	Charles Schwab Corp.	476,310	15,685
	Public Storage	57,988	14,364
	PNC Financial Services
	Group Inc.	145,778	13,894
	Prudential Financial Inc.	161,480	13,146
	Intercontinental Exchange
	Inc.	49,741	12,747
	McGraw Hill Financial Inc.	124,394	12,263
*	Fiserv Inc.	133,350	12,196
	Crown Castle
	International Corp.	138,260	11,953
	Aon plc	127,944	11,798
	Travelers Cos. Inc.	101,610	11,468
*	Synchrony Financial	372,473	11,327
	Equity Residential	137,697	11,235
	State Street Corp.	164,546	10,919
	Discover Financial
	Services	201,671	10,814
	Aflac Inc.	172,048	10,306
	SunTrust Banks Inc.	234,674	10,053
	Boston Properties Inc.	76,135	9,710
	Equinix Inc.	31,674	9,578
	Ameriprise Financial Inc.	87,730	9,336
	AvalonBay Communities
	Inc.	46,654	8,590
	Essex Property Trust Inc.	35,754	8,560
	General Growth
	Properties Inc.	313,061	8,518
	Progressive Corp.	267,199	8,497
	Capital One Financial Corp.	117,492	8,481
	Global Payments Inc.	130,492	8,418
	Equifax Inc.	73,806	8,220
*	Markel Corp.	9,152	8,084

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Fidelity National
	Information Services Inc.	130,136	7,886
	MSCI Inc. Class A	108,778	7,846
*	E*TRADE Financial Corp.	256,705	7,609
	Fifth Third Bancorp	367,954	7,396
	Morgan Stanley	230,130	7,320
*	CBRE Group Inc. Class A	209,440	7,242
	Lincoln National Corp.	143,609	7,218
	Moody’s Corp.	69,916	7,015
	Extra Space Storage Inc.	79,491	7,012
	SL Green Realty Corp.	61,958	7,000
	Nasdaq Inc.	114,591	6,666
	Federal Realty Investment
	Trust	45,503	6,648
	First Republic Bank	100,593	6,645
	Chubb Corp.	50,035	6,637
*	Arch Capital Group Ltd.	95,050	6,630
	T. Rowe Price Group Inc.	92,734	6,630
	Total System Services Inc.	130,815	6,515
	SEI Investments Co.	123,446	6,469
	Jones Lang LaSalle Inc.	40,072	6,406
	KeyCorp	484,896	6,396
*	Signature Bank	41,591	6,379
	Allstate Corp.	102,032	6,335
	Weyerhaeuser Co.	208,666	6,256
	Franklin Resources Inc.	165,765	6,103
	Assurant Inc.	75,103	6,049
	TD Ameritrade Holding
	Corp.	173,943	6,038
	Torchmark Corp.	102,705	5,871
	Equity LifeStyle Properties
	Inc.	87,632	5,842
	Raymond James Financial
	Inc.	99,615	5,775
	StanCorp Financial Group
	Inc.	50,467	5,747
*	Alleghany Corp.	11,928	5,701
	MetLife Inc.	118,231	5,700
	East West Bancorp Inc.	134,347	5,583
	M&T Bank Corp.	45,940	5,567
	CIT Group Inc.	140,193	5,566
	Unum Group	166,363	5,538
	Apartment Investment &
	Management Co.	137,659	5,510
	WR Berkley Corp.	97,340	5,329
	Loews Corp.	138,417	5,315
	Bank of New York Mellon
	Corp.	128,486	5,296
*	SVB Financial Group	44,449	5,285
	Host Hotels & Resorts Inc.	341,077	5,232
	Zions Bancorporation	190,494	5,200
	Taubman Centers Inc.	67,784	5,200
	Reinsurance Group of
	America Inc. Class A	59,865	5,121
	TFS Financial Corp.	271,707	5,116

	Principal Financial Group
	Inc.	113,203	5,092
	White Mountains Insurance
	Group Ltd.	6,997	5,085
	CME Group Inc.	55,803	5,056
*	Forest City Enterprises Inc.
	Class A	229,923	5,042
	Douglas Emmett Inc.	159,287	4,967
	BlackRock Inc.	14,412	4,908
*	Affiliated Managers Group
	Inc.	30,470	4,868
	Prologis Inc.	109,238	4,688
	Plum Creek Timber Co. Inc.	97,544	4,655
	First Horizon National Corp.	319,056	4,633
	Brown & Brown Inc.	143,190	4,596
	Commerce Bancshares Inc.	106,502	4,531
	Post Properties Inc.	76,000	4,496
	American Financial Group
	Inc.	61,876	4,460
	American Homes 4 Rent
	Class A	266,002	4,432
*	Howard Hughes Corp.	38,797	4,390
	Interactive Brokers Group
	Inc.	99,805	4,352
	Popular Inc.	149,720	4,243
	Alexandria Real Estate
	Equities Inc.	45,311	4,094
	Hanover Insurance Group
	Inc.	49,470	4,024
*	CoreLogic Inc.	116,540	3,946
	Brixmor Property Group Inc.	149,607	3,863
	Dun & Bradstreet Corp.	36,105	3,752
	DDR Corp.	215,798	3,634
*	Santander Consumer USA
	Holdings Inc.	228,703	3,625
*	Four Corners Property
	Trust Inc.	147,005	3,552
	Jack Henry & Associates
	Inc.	44,874	3,503
*	Alliance Data Systems Corp.	12,168	3,365
	Camden Property Trust	42,289	3,246
	Associated Banc-Corp	170,223	3,192
	Broadridge Financial
	Solutions Inc.	58,571	3,147
	Hospitality Properties Trust	118,958	3,111
	Retail Properties of
	America Inc.	208,809	3,084
	Cullen/Frost Bankers Inc.	47,475	2,849
	Eaton Vance Corp.	85,976	2,788
	Hartford Financial Services
	Group Inc.	64,016	2,782
	Lazard Ltd. Class A	55,540	2,500
	CNA Financial Corp.	69,318	2,437
	ACE Ltd.	20,847	2,436
	BOK Financial Corp.	38,470	2,300

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Digital Realty Trust Inc.	28,365	2,145
	BB&T Corp.	52,861	1,999
	Legg Mason Inc.	47,376	1,859
	Leucadia National Corp.	102,441	1,781
	Navient Corp.	122,899	1,407
	Northern Trust Corp.	19,000	1,370
	Bank of Hawaii Corp.	20,047	1,261
	FNF Group	25,361	879
*	Realogy Holdings Corp.	22,588	828
*	SLM Corp.	122,128	796
	Iron Mountain Inc.	28,819	778
	People’s United Financial
	Inc.	42,503	686
	WP Glimcher Inc.	48,397	513
*	First Data Corp. Class A	26,325	422
	Invesco Ltd.	11,979	401
*	Vantiv Inc. Class A	4,688	222
	Western Union Co.	11,594	208
*	FleetCor Technologies Inc.	1,197	171
*	RMR Group Inc. Class A	1,974	28
			1,322,020
Health Care (14.6%)
	Johnson & Johnson	813,961	83,610
	Gilead Sciences Inc.	510,701	51,678
	Pfizer Inc.	1,480,030	47,775
*	Allergan plc	138,694	43,342
	Amgen Inc.	264,069	42,866
	Bristol-Myers Squibb Co.	590,522	40,622
	UnitedHealth Group Inc.	327,801	38,562
	Merck & Co. Inc.	655,233	34,609
*	Celgene Corp.	286,807	34,348
*	Biogen Inc.	84,605	25,919
	Medtronic plc	334,590	25,737
	AbbVie Inc.	409,685	24,270
*	Express Scripts Holding
	Co.	272,679	23,835
	Thermo Fisher Scientific
	Inc.	153,428	21,764
	Eli Lilly & Co.	253,075	21,324
	Abbott Laboratories	406,533	18,257
*	Regeneron
	Pharmaceuticals Inc.	31,691	17,204
*	Alexion Pharmaceuticals
	Inc.	88,361	16,855
	Cigna Corp.	112,006	16,390
	Aetna Inc.	145,044	15,682
	Anthem Inc.	111,523	15,551
	McKesson Corp.	73,247	14,446
	Becton Dickinson and Co.	88,238	13,597
*	Vertex Pharmaceuticals
	Inc.	107,916	13,579
	Cardinal Health Inc.	145,131	12,956
	Humana Inc.	69,617	12,427
*	Boston Scientific Corp.	617,668	11,390
	Zoetis Inc.	235,283	11,275

	AmerisourceBergen Corp.
	Class A	106,321	11,027
	Baxalta Inc.	274,720	10,722
	Perrigo Co. plc	70,812	10,246
	Stryker Corp.	108,914	10,122
*	Incyte Corp.	88,883	9,639
	Zimmer Biomet Holdings
	Inc.	88,957	9,126
*	Henry Schein Inc.	53,559	8,472
	St. Jude Medical Inc.	131,487	8,122
	CR Bard Inc.	41,889	7,935
*	Alkermes plc	91,062	7,228
	Universal Health Services
	Inc. Class B	60,242	7,198
	Agilent Technologies Inc.	161,313	6,744
*	Laboratory Corp. of
	America Holdings	53,769	6,648
*	Mallinckrodt plc	84,790	6,328
	DENTSPLY International
	Inc.	102,349	6,228
	PerkinElmer Inc.	109,217	5,851
	Baxter International Inc.	153,049	5,839
*	QIAGEN NV	209,153	5,783
	Cooper Cos. Inc.	40,612	5,450
*	Health Net Inc.	77,896	5,333
*	Quintiles Transnational
	Holdings Inc.	76,692	5,266
	Teleflex Inc.	39,303	5,166
	Quest Diagnostics Inc.	72,609	5,165
*	Bruker Corp.	209,124	5,075
*	Seattle Genetics Inc.	111,807	5,018
*	Charles River Laboratories
	International Inc.	57,862	4,652
	Bio-Techne Corp.	49,978	4,498
	Patterson Cos. Inc.	73,337	3,316
*	Varian Medical Systems Inc.	29,921	2,418
*	Illumina Inc.	7,727	1,483
*	Medivation Inc.	29,430	1,423
*	Alnylam Pharmaceuticals Inc.	13,893	1,308
*	Mylan NV	16,800	908
*	Intuitive Surgical Inc.	1,027	561
*	DaVita HealthCare Partners
	Inc.	6,682	466
*	Community Health Systems
	Inc.	11,491	305
*	United Therapeutics Corp.	1,895	297
*	Centene Corp.	4,388	289
*	Edwards Lifesciences Corp.	3,590	284
*	BioMarin Pharmaceutical Inc.	2,593	272
*	VCA Inc.	4,488	247
*	Hologic Inc.	6,084	235
*	athenahealth Inc.	1,297	209
*	Sirona Dental Systems Inc.	1,895	208
*	HCA Holdings Inc.	3,000	203
*	MEDNAX Inc.	2,793	200

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Premier Inc. Class A	5,585	197
*	Bio-Rad Laboratories Inc.
	Class A	1,396	194
*	Align Technology Inc.	2,892	190
*	Cerner Corp.	3,092	186
*	LifePoint Health Inc.	2,493	183
*	Veeva Systems Inc. Class A	6,184	178
*	IDEXX Laboratories Inc.	2,394	175
*	Alere Inc.	3,989	156
*	Brookdale Senior Living Inc.	8,378	155
*	Jazz Pharmaceuticals plc	997	140
*	Envision Healthcare
	Holdings Inc.	4,289	111
*	Tenet Healthcare Corp.	3,291	100
			955,348
Materials & Processing (3.6%)
	Monsanto Co.	153,650	15,138
	Precision Castparts Corp.	60,521	14,041
	Ecolab Inc.	114,931	13,146
	EI du Pont de Nemours &
	Co.	185,480	12,353
	PPG Industries Inc.	122,056	12,061
	LyondellBasell Industries
	NV Class A	132,552	11,519
	Praxair Inc.	103,229	10,571
	Sherwin-Williams Co.	40,026	10,391
	Dow Chemical Co.	187,416	9,648
	Vulcan Materials Co.	90,180	8,564
	Ball Corp.	100,000	7,273
	Celanese Corp. Class A	100,352	6,757
	Airgas Inc.	47,286	6,541
	Sealed Air Corp.	143,108	6,383
	Martin Marietta Materials
	Inc.	45,721	6,245
*	WR Grace & Co.	58,735	5,849
	CF Industries Holdings Inc.	142,925	5,833
*	Crown Holdings Inc.	112,809	5,719
	Valspar Corp.	66,728	5,535
	FMC Corp.	132,396	5,181
	Fastenal Co.	125,670	5,130
	Lennox International Inc.	39,798	4,971
	Owens Corning	104,712	4,925
*	Platform Specialty
	Products Corp.	347,838	4,463
	Westlake Chemical Corp.	75,530	4,103
*	Owens-Illinois Inc.	229,404	3,996
*	Armstrong World Industries
	Inc.	85,793	3,923
	Southern Copper Corp.	138,325	3,613
	Albemarle Corp.	64,008	3,585
	Scotts Miracle-Gro Co.
	Class A	50,965	3,288
	Nucor Corp.	66,660	2,686
	Reliance Steel & Aluminum
	Co.	46,179	2,674

	Valmont Industries Inc.	23,575	2,499
	Newmont Mining Corp.	123,371	2,219
	Mosaic Co.	67,922	1,874
	Packaging Corp. of
	America	26,530	1,673
	International Paper Co.	35,806	1,350
	Eastman Chemical Co.	14,014	946
	Air Products & Chemicals
	Inc.	5,685	740
	Freeport-McMoRan Inc.	38,450	260
	Hexcel Corp.	3,495	162
			237,828
Producer Durables (10.5%)
	General Electric Co.	2,413,684	75,186
	Boeing Co.	236,150	34,145
	United Technologies Corp.	279,366	26,839
	Union Pacific Corp.	303,341	23,721
	3M Co.	153,796	23,168
	Danaher Corp.	230,114	21,373
	Delta Air Lines Inc.	350,480	17,766
	FedEx Corp.	115,409	17,195
	General Dynamics Corp.	121,082	16,632
	Honeywell International
	Inc.	142,214	14,729
	United Parcel Service Inc.
	Class B	146,914	14,138
	Northrop Grumman Corp.	72,079	13,609
	Southwest Airlines Co.	313,714	13,509
	Illinois Tool Works Inc.	140,830	13,052
	Accenture plc Class A	111,658	11,668
*	United Continental
	Holdings Inc.	182,820	10,476
	Norfolk Southern Corp.	123,743	10,467
	CSX Corp.	388,779	10,089
	Raytheon Co.	80,703	10,050
	Roper Technologies Inc.	51,568	9,787
	Lockheed Martin Corp.	42,134	9,149
*	Verisk Analytics Inc.
	Class A	98,845	7,599
	AMETEK Inc.	140,910	7,551
*	TransDigm Group Inc.	32,778	7,488
	Waste Management Inc.	139,930	7,468
*	Mettler-Toledo
	International Inc.	21,543	7,306
	Textron Inc.	170,187	7,150
*	Waters Corp.	53,011	7,134
	Emerson Electric Co.	142,027	6,793
	Rockwell Collins Inc.	73,507	6,785
	PACCAR Inc.	142,536	6,756
	Cummins Inc.	75,202	6,619
	Parker-Hannifin Corp.	67,323	6,529
	L-3 Communications
	Holdings Inc.	53,859	6,437
	Cintas Corp.	70,581	6,426
	Deere & Co.	82,699	6,307

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Expeditors International of
	Washington Inc.	136,458	6,154
	Xerox Corp.	576,091	6,124
*	Stericycle Inc.	49,678	5,991
*	Spirit AeroSystems
	Holdings Inc. Class A	116,164	5,816
	Huntington Ingalls
	Industries Inc.	44,882	5,693
	JB Hunt Transport Services
	Inc.	76,653	5,623
	Wabtec Corp.	78,912	5,612
	IDEX Corp.	71,657	5,490
	WW Grainger Inc.	26,929	5,456
	Orbital ATK Inc.	59,413	5,308
*	HD Supply Holdings Inc.	171,190	5,141
*	Jacobs Engineering Group
	Inc.	121,938	5,115
	Carlisle Cos. Inc.	56,352	4,998
	Toro Co.	65,927	4,817
	FLIR Systems Inc.	164,474	4,617
	ManpowerGroup Inc.	54,457	4,590
*	Babcock & Wilcox
	Enterprises Inc.	219,357	4,578
	BWX Technologies Inc.	143,592	4,562
	AGCO Corp.	98,672	4,479
*	Spirit Airlines Inc.	110,214	4,392
	Landstar System Inc.	73,919	4,335
	Towers Watson & Co.
	Class A	33,113	4,254
	Manitowoc Co. Inc.	275,244	4,225
	Robert Half International
	Inc.	87,271	4,114
*	SPX FLOW Inc.	145,162	4,051
	Automatic Data Processing
	Inc.	46,977	3,980
*	Zebra Technologies Corp.	53,417	3,721
	Flowserve Corp.	87,321	3,674
*	Genpact Ltd.	136,024	3,398
*	Copart Inc.	88,368	3,359
	Xylem Inc.	86,872	3,171
	Oshkosh Corp.	80,546	3,145
	Donaldson Co. Inc.	102,930	2,950
	Stanley Black & Decker Inc.	26,675	2,847
*	Middleby Corp.	24,147	2,605
	Caterpillar Inc.	36,169	2,458
	CH Robinson Worldwide
	Inc.	39,260	2,435
	MSC Industrial Direct Co.
	Inc. Class A	41,591	2,340
*	Keysight Technologies Inc.	78,098	2,213
	Terex Corp.	113,694	2,101
	Graco Inc.	27,585	1,988
	Allison Transmission
	Holdings Inc.	68,106	1,763
	ITT Corp.	45,312	1,646

	Lexmark International Inc.
	Class A	50,168	1,628
	Eaton Corp. plc	29,816	1,552
	SPX Corp.	161,627	1,508
*	Old Dominion Freight
	Line Inc.	16,275	961
	Republic Services Inc.
	Class A	19,461	856
	KBR Inc.	26,380	446
	ADT Corp.	12,617	416
	Pentair plc	6,054	300
	Ryder System Inc.	5,145	292
*	CoStar Group Inc.	997	206
	Fluor Corp.	3,387	160
*	IHS Inc. Class A	1,097	130
			684,880
Technology (17.2%)
	Apple Inc.	1,838,250	193,494
	Microsoft Corp.	2,450,445	135,951
*	Facebook Inc. Class A	735,312	76,958
*	Alphabet Inc. Class A	98,008	76,251
*	Alphabet Inc.	100,117	75,977
	Intel Corp.	1,262,769	43,502
	International Business
	Machines Corp.	300,070	41,296
	Oracle Corp.	1,071,056	39,126
	Cisco Systems Inc.	1,391,566	37,788
	Texas Instruments Inc.	388,779	21,309
*	salesforce.com inc	256,528	20,112
	QUALCOMM Inc.	401,182	20,053
	EMC Corp.	763,796	19,614
*	Adobe Systems Inc.	199,377	18,730
*	Cognizant Technology
	Solutions Corp. Class A	254,277	15,262
	Broadcom Corp. Class A	255,080	14,749
*	Yahoo! Inc.	407,016	13,537
	Hewlett Packard
	Enterprise Co.	823,466	12,517
	Intuit Inc.	126,328	12,191
	NVIDIA Corp.	343,642	11,326
	Activision Blizzard Inc.	292,233	11,312
	Avago Technologies Ltd.
	Class A	66,867	9,706
	Corning Inc.	476,948	8,719
	Amphenol Corp. Class A	164,882	8,612
	Symantec Corp.	387,199	8,131
	Juniper Networks Inc.	288,671	7,967
*	Autodesk Inc.	129,049	7,863
*	SBA Communications
	Corp. Class A	74,817	7,861
*	Citrix Systems Inc.	103,385	7,821
	Lam Research Corp.	96,691	7,679
	Analog Devices Inc.	117,857	6,520
	KLA-Tencor Corp.	90,363	6,267
	Applied Materials Inc.	334,722	6,249

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Western Digital Corp.	98,142	5,893
	CDK Global Inc.	122,985	5,838
*	Cadence Design Systems
	Inc.	270,549	5,630
	Linear Technology Corp.	123,875	5,261
	Avnet Inc.	121,357	5,199
*	Synopsys Inc.	112,893	5,149
	CSRA Inc.	171,193	5,136
	Brocade Communications
	Systems Inc.	531,505	4,879
	DST Systems Inc.	42,688	4,869
*	Arrow Electronics Inc.	89,465	4,847
	Ingram Micro Inc.	159,516	4,846
*	Micron Technology Inc.	341,460	4,835
	NetApp Inc.	181,187	4,807
*	VeriFone Systems Inc.	167,572	4,695
*	Teradata Corp.	168,471	4,451
	Teradyne Inc.	214,981	4,444
	Atmel Corp.	488,769	4,208
*	Zynga Inc. Class A	1,563,607	4,191
*	ON Semiconductor Corp.	399,850	3,919
	Dolby Laboratories Inc.
	Class A	115,619	3,891
	Xilinx Inc.	71,149	3,342
	CA Inc.	112,969	3,226
	Computer Sciences Corp.	78,693	2,572
	Motorola Solutions Inc.	36,113	2,472
*	NCR Corp.	99,313	2,429
	HP Inc.	140,594	1,665
	IAC/InterActiveCorp	24,451	1,468
	Microchip Technology Inc.	31,318	1,458
*	Viavi Solutions Inc.	193,298	1,177
	Harris Corp.	13,192	1,146
*	VeriSign Inc.	10,278	898
	Amdocs Ltd.	11,926	651
	Solera Holdings Inc.	10,373	569
	Skyworks Solutions Inc.	5,034	387
*	Palo Alto Networks Inc.	1,995	351
*	Electronic Arts Inc.	4,887	336
*	SolarWinds Inc.	4,488	264
*	Red Hat Inc.	3,192	264
*	ServiceNow Inc.	2,892	250
*	Tableau Software Inc.
	Class A	2,493	235
*	Fortinet Inc.	7,281	227
	Sabre Corp.	8,079	226
*	LinkedIn Corp. Class A	997	224
*	ANSYS Inc.	2,294	212
*	Gartner Inc.	2,294	208
*	IPG Photonics Corp.	2,294	205
*	Splunk Inc.	3,291	194
*	NetSuite Inc.	2,094	177
*	IMS Health Holdings Inc.	6,682	170
*	CommScope Holding Co.
	Inc.	6,483	168

*	PTC Inc.	4,688	162
*	Workday Inc. Class A	1,995	159
*	ARRIS Group Inc.	4,688	143
*	Akamai Technologies Inc.	2,693	142
*	F5 Networks Inc.	1,396	135
*	EchoStar Corp. Class A	2,893	113
*	Rackspace Hosting Inc.	4,389	111
			1,129,574
Utilities (4.2%)
	AT&T Inc.	1,489,480	51,253
	Verizon Communications
	Inc.	853,799	39,463
	NextEra Energy Inc.	177,366	18,427
	PG&E Corp.	215,322	11,453
	Sempra Energy	116,293	10,933
	WEC Energy Group Inc.	197,715	10,145
	Edison International	162,053	9,595
*	Level 3 Communications
	Inc.	163,042	8,863
	Eversource Energy	172,324	8,801
	Duke Energy Corp.	111,437	7,955
*	T-Mobile US Inc.	185,031	7,238
	Southern Co.	152,473	7,134
	American Water Works
	Co. Inc.	116,961	6,988
	CMS Energy Corp.	190,309	6,866
	ITC Holdings Corp.	145,796	5,722
	Aqua America Inc.	183,347	5,464
	NiSource Inc.	276,148	5,388
	UGI Corp.	154,170	5,205
	Atmos Energy Corp.	81,774	5,155
	Dominion Resources Inc.	72,717	4,919
	SCANA Corp.	80,289	4,857
	DTE Energy Co.	56,072	4,496
	CenterPoint Energy Inc.	228,227	4,190
	Telephone & Data
	Systems Inc.	159,389	4,127
*	United States Cellular Corp.	93,934	3,833
	American Electric Power
	Co. Inc.	60,441	3,522
	Consolidated Edison Inc.	43,984	2,827
*	Calpine Corp.	190,326	2,754
	Questar Corp.	115,459	2,249
	Entergy Corp.	20,347	1,391
	AES Corp.	85,950	822
	NRG Energy Inc.	52,351	616
	Alliant Energy Corp.	7,700	481
	Exelon Corp.	7,192	200
	FirstEnergy Corp.	2,955	94
	Frontier Communications
	Corp.	5	—
			273,426
Total Common Stocks
(Cost $3,308,372)			6,529,011

Tax-Managed Capital Appreciation Fund

		Market
		Value•
	Shares	($000)
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
2 Vanguard Market
Liquidity Fund,
0.363%	31,185,713	31,186

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
3 United States Treasury
Bill, 0.536%, 6/9/16	2,000	1,996
Total Temporary Cash Investments
(Cost $33,181)		33,182
Total Investments (100.2%)
(Cost $3,341,553)		6,562,193

		Amount
		($000)
Other Assets and Liabilities (-0.2%)
Other Assets
Investment in Vanguard		577
Receivables for Accrued Income		7,835
Receivables for Capital Shares Issued		3,508
Other Assets		327
Total Other Assets		12,247
Liabilities
Payables for Investment Securities
Purchased		(12,676)
Payables for Capital Shares Redeemed		(1,207)
Payables to Vanguard		(4,966)
Other Liabilities		(9,052)
Total Liabilities		(27,901)
Net Assets (100%)		6,546,539

At December 31, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	3,381,793
Overdistributed Net Investment Income	(3,205)
Accumulated Net Realized Losses	(52,755)
Unrealized Appreciation (Depreciation)
Investment Securities	3,220,640
Futures Contracts	66
Net Assets	6,546,539

Admiral Shares—Net Assets
Applicable to 57,659,359 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,982,250
Net Asset Value Per Share—
Admiral Shares	$103.75

Institutional Shares—Net Assets
Applicable to 10,945,587 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	564,289
Net Asset Value Per Share—
Institutional Shares	$51.55

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Securities with a value of $1,098,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Operations

Year Ended
December 31, 2015
($000)
Investment Income
Income
Dividends	116,609
Interest[1]	12
Total Income	116,621
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,106
Management and Administrative—Admiral Shares	4,884
Management and Administrative—Institutional Shares	263
Marketing and Distribution—Admiral Shares	475
Marketing and Distribution—Institutional Shares	22
Custodian Fees	46
Auditing Fees	33
Shareholders’ Reports—Admiral Shares	34
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	4
Total Expenses	6,867
Net Investment Income	109,754
Realized Net Gain (Loss)
Investment Securities Sold	15,552
Futures Contracts	(100)
Realized Net Gain (Loss)	15,452
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(19,704)
Futures Contracts	66
Change in Unrealized Appreciation (Depreciation)	(19,638)
Net Increase (Decrease) in Net Assets Resulting from Operations	105,568
1 Interest income from an affiliated company of the fund was $12,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	109,754	97,763
Realized Net Gain (Loss)	15,452	7,504
Change in Unrealized Appreciation (Depreciation)	(19,638)	593,212
Net Increase (Decrease) in Net Assets Resulting from Operations	105,568	698,479
Distributions
Net Investment Income
Admiral Shares	(99,464)	(88,550)
Institutional Shares	(9,671)	(8,399)
Realized Capital Gain
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(109,135)	(96,949)
Capital Share Transactions
Admiral Shares	224,643	169,239
Institutional Shares	35,081	11,250
Net Increase (Decrease) from Capital Share Transactions	259,724	180,489
Total Increase (Decrease)	256,157	782,019
Net Assets
Beginning of Period	6,290,382	5,508,363
End of Period[1]	6,546,539	6,290,382
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($3,205,000) and ($3,831,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$103.82	$93.70	$71.17	$62.36	$62.56
Investment Operations
Net Investment Income	1.764	1.633	1.414	1.384	1.072
Net Realized and Unrealized Gain (Loss)
on Investments	(. 082)	10.103	22.537	8.806	(.202)
Total from Investment Operations	1.682	11.736	23.951	10.190	.870
Distributions
Dividends from Net Investment Income	(1.752)	(1.616)	(1.421)	(1.380)	(1.070)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.752)	(1.616)	(1.421)	(1.380)	(1.070)
Net Asset Value, End of Period	$103.75	$103.82	$93.70	$71.17	$62.36

Total Return[1]	1.68%	12.52%	33.67%	16.35%	1.38%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,982	$5,760	$5,040	$3,702	$3,305
Ratio of Total Expenses to Average Net Assets	0.11%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.69%	1.66%	1.71%	1.96%	1.65%
Portfolio Turnover Rate	10%[2]	6%	4%	3%	2%

1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$51.59	$46.56	$35.36	$30.98	$31.09
Investment Operations
Net Investment Income	. 897.830		.719	.702	.548
Net Realized and Unrealized Gain (Loss)
on Investments	(. 046)	5.022	11.203	4.379	(.113)
Total from Investment Operations	. 851	5.852	11.922	5.081	.435
Distributions
Dividends from Net Investment Income	(.891)	(. 822)	(.722)	(.701)	(.545)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 891)	(. 822)	(.722)	(.701)	(.545)
Net Asset Value, End of Period	$51.55	$51.59	$46.56	$35.36	$30.98

Total Return[1]	1.71%	12.56%	33.73%	16.41%	1.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$564	$530	$468	$317	$302
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.73%	1.70%	1.75%	2.00%	1.69%
Portfolio Turnover Rate	10%[2]	6%	4%	3%	2%

1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Notes to Financial Statements

Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Tax-Managed Capital Appreciation Fund

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2015, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2015, the fund had contributed to Vanguard capital in the amount of $577,000, representing 0.01% of the fund’s net assets and 0.23% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Tax-Managed Capital Appreciation Fund

The following table summarizes the market value of the fund’s investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,529,011	—	—
Temporary Cash Investments	31,186	1,996	—
Futures Contracts—Liabilities[1]	(170)	—	—
Total	6,560,027	1,996	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2016	177	18,013	66

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended December 31, 2015, the fund realized gains on the sale of passive foreign investment companies of $7,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income.

During the year ended December 31, 2015, the fund realized $42,390,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2015, the fund had $1,346,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $5,450,000 to offset taxable capital gains realized during the year ended December 31, 2015. At December 31, 2015, the fund had available capital losses totaling $52,688,000 to offset future net capital gains. Of this amount, $8,140,000

Tax-Managed Capital Appreciation Fund

is subject to expiration on December 31, 2018. Capital losses of $44,548,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2015, the cost of investment securities for tax purposes was $3,341,553,000. Net unrealized appreciation of investment securities for tax purposes was $3,220,640,000, consisting of unrealized gains of $3,241,440,000 on securities that had risen in value since their purchase and $20,800,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2015, the fund purchased $953,022,000 of investment securities and sold $703,158,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $72,631,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2015		2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	504,114	4,799	316,759	3,230
Issued in Lieu of Cash Distributions	74,719	742	67,420	647
Redeemed	(354,190)	(3,364)	(214,940)	(2,184)
Net Increase (Decrease) —Admiral Shares	224,643	2,177	169,239	1,693
Institutional Shares
Issued	52,150	986	19,129	387
Issued in Lieu of Cash Distributions	5,518	110	4,704	91
Redeemed	(22,587)	(433)	(12,583)	(252)
Net Increase (Decrease) —Institutional Shares	35,081	663	11,250	226

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2015, that would require recognition or disclosure in these financial statements.

Tax-Managed Small-Cap Fund

Fund Profile
As of December 31, 2015

Share-Class Characteristics

	Admiral	Institutional
	Shares	Shares
Ticker Symbol	VTMSX	VTSIX
Expense Ratio1	0.12%	0.08%
30-Day SEC Yield	1.34%	1.38%

Portfolio Characteristics
			DJ
		S&P	U.S. Total
		SmallCap	Market
	Fund	600 Index	FA Index
Number of Stocks	603	601	3,960
Median Market Cap	$1.5B	$1.5B	$51.4B
Price/Earnings Ratio	25.9x	26.1x	21.9x
Price/Book Ratio	2.1x	2.0x	2.7x
Return on Equity	11.3%	11.0%	17.2%
Earnings Growth
Rate	9.5%	9.7%	9.5%
Dividend Yield	1.3%	1.5%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	33%	—	—
Short-Term Reserves	0.1%	—	—

Volatility Measures
		DJ
		U.S. Total
	S&P SmallCap	Market
	600 Index	FA Index
R-Squared	1.00	0.73
Beta	0.99	1.05
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Piedmont Natural Gas
Co. Inc.	Gas Utilities	0.7%
ABIOMED Inc.	Health Care
	Equipment	0.6
Heartland Payment	Data Processing &
Systems Inc.	Outsourced Services	0.6
Pool Corp.	Distributors	0.6
Curtiss-Wright Corp.	Aerospace &
	Defense	0.5
EMCOR Group Inc.	Construction &
	Engineering	0.5
PrivateBancorp Inc.	Regional Banks	0.5
Microsemi Corp.	Semiconductors	0.5
Blackbaud Inc.	Application Software	0.5
Take-Two Interactive	Home Entertainment
Software Inc.	Software	0.5
Top Ten		5.5%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 29, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2015, the expense ratios were 0.11% for Admiral Shares and 0.07% for Institutional Shares.

Tax-Managed Small-Cap Fund

Sector Diversification (% of equity exposure)
			DJ
		S&P	U.S. Total
		SmallCap	Market
	Fund	600 Index	FA Index
Consumer
Discretionary	13.9%	13.9%	13.4%
Consumer Staples	2.8	2.8	8.8
Energy	2.7	2.5	5.9
Financials	24.6	24.4	18.2
Health Care	13.5	13.5	14.8
Industrials	16.8	16.8	10.5
Information
Technology	16.4	16.6	20.0
Materials	4.4	4.5	3.1
Telecommunication
Services	0.9	0.9	2.2
Utilities	4.0	4.1	3.1

Investment Focus

Tax-Managed Small-Cap Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2005, Through December 31, 2015
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2015
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Tax-Managed Small-Cap Fund Admiral
	Shares	-1.85%	11.54%	8.05%	$21,683
••••••••	S&P SmallCap 600 Index	-1.97	11.48	8.01	21,600
– – – –	Small-Cap Core Funds Average	-5.21	8.25	5.81	17,583
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	0.44	12.14	7.48	20,563
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Tax-Managed Small-Cap Fund Institutional
Shares	-1.80%	11.58%	8.11%	$10,900,140

S&P SmallCap 600 Index	-1.97	11.48	8.01	10,799,990
Dow Jones U.S. Total Stock Market Float
Adjusted Index	0.44	12.14	7.48	10,281,716

See Financial Highlights for dividend and capital gains information.

Tax-Managed Small-Cap Fund

Fiscal-Year Total Returns (%): December 31, 2005, Through December 31, 2015

Tax-Managed Small-Cap Fund

Financial Statements

Statement of Net Assets
As of December 31, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (13.8%)
	Pool Corp.	252,006	20,357
*	Helen of Troy Ltd.	160,466	15,124
	Lithia Motors Inc. Class A	137,807	14,700
	Texas Roadhouse Inc.
	Class A	364,150	13,026
	Monro Muffler Brake Inc.	182,426	12,080
*	Pinnacle Entertainment Inc.	357,855	11,136
	Gannett Co. Inc.	673,525	10,972
	Core-Mark Holding Co. Inc.	130,508	10,694
*	Steven Madden Ltd.	343,440	10,379
*	G-III Apparel Group Ltd.	233,497	10,335
	Wolverine World Wide Inc.	613,544	10,252
*	Five Below Inc.	318,400	10,221
	Papa John’s International
	Inc.	182,333	10,187
	Group 1 Automotive Inc.	131,999	9,992
	Marriott Vacations
	Worldwide Corp.	173,555	9,884
*	Gentherm Inc.	206,020	9,765
	Sonic Corp.	301,857	9,753
*	Boyd Gaming Corp.	474,808	9,434
*	Dorman Products Inc.	176,959	8,400
	Drew Industries Inc.	137,616	8,379
	DineEquity Inc.	95,738	8,106
*	Express Inc.	468,763	8,100
*	Genesco Inc.	137,943	7,839
*	Popeyes Louisiana Kitchen
	Inc.	127,816	7,477
*	Meritage Homes Corp.	217,357	7,388
	La-Z-Boy Inc.	300,848	7,347
	Children’s Place Inc.	128,002	7,066
	Caleres Inc.	256,377	6,876
*	Select Comfort Corp.	316,964	6,786
*	TopBuild Corp.	218,200	6,714
	Sturm Ruger & Co. Inc.	109,722	6,541
*	iRobot Corp.	172,629	6,111
	EW Scripps Co. Class A	315,073	5,986

*	Pep Boys-Manny Moe &
	Jack	315,404	5,807
	Cato Corp. Class A	154,460	5,687
*	Vitamin Shoppe Inc.	173,580	5,676
	Scholastic Corp.	146,786	5,660
*	Tumi Holdings Inc.	335,827	5,585
	Oxford Industries Inc.	85,651	5,466
*	BJ’s Restaurants Inc.	119,178	5,181
	Finish Line Inc. Class A	282,419	5,106
*	Red Robin Gourmet
	Burgers Inc.	81,314	5,020
	Buckle Inc.	159,750	4,917
	Callaway Golf Co.	515,695	4,858
	Sonic Automotive Inc.
	Class A	204,689	4,659
	Bob Evans Farms Inc.	119,806	4,654
*	Universal Electronics Inc.	88,312	4,535
	Standard Motor Products
	Inc.	118,849	4,522
*	Crocs Inc.	436,391	4,469
*	Francesca’s Holdings Corp.	252,786	4,401
*	Hibbett Sports Inc.	144,462	4,369
*	Scientific Games Corp.
	Class A	469,256	4,209
	Outerwall Inc.	114,393	4,180
	Ethan Allen Interiors Inc.	148,812	4,140
*	Strayer Education Inc.	61,829	3,717
	Nutrisystem Inc.	165,060	3,572
*	Motorcar Parts of America
	Inc.	104,992	3,550
*	M/I Homes Inc.	161,645	3,543
	Interval Leisure Group Inc.	225,422	3,519
*	Regis Corp.	248,546	3,517
	Fred’s Inc. Class A	204,451	3,347
	Ruth’s Hospitality Group
	Inc.	206,283	3,284
	Winnebago Industries Inc.	161,104	3,206
*	Lumber Liquidators
	Holdings Inc.	184,411	3,201
	Capella Education Co.	64,056	2,961

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	MarineMax Inc.	153,107	2,820
*	FTD Cos. Inc.	103,223	2,701
	Movado Group Inc.	102,530	2,636
*	Unifi Inc.	91,954	2,589
*	Tuesday Morning Corp.	396,104	2,575
	Haverty Furniture Cos. Inc.	115,368	2,473
	Superior Industries
	International Inc.	134,128	2,471
*	Blue Nile Inc.	66,082	2,454
*	Installed Building Products
	Inc.	95,606	2,374
*	Barnes & Noble Education
	Inc.	220,573	2,195
*	Ruby Tuesday Inc.	381,004	2,099
	Stage Stores Inc.	225,706	2,056
	Marcus Corp.	107,895	2,047
	PetMed Express Inc.	116,033	1,989
*	Biglari Holdings Inc.	5,945	1,937
*	Zumiez Inc.	120,740	1,826
*	American Public Education
	Inc.	94,652	1,761
	Barnes & Noble Inc.	173,884	1,515
*	Career Education Corp.	393,666	1,429
	Kirkland’s Inc.	96,749	1,403
*	Perry Ellis International Inc.	71,807	1,323
	Arctic Cat Inc.	78,993	1,294
*	Monarch Casino & Resort
	Inc.	56,035	1,273
	Men’s Wearhouse Inc.	79,778	1,171
	Big 5 Sporting Goods Corp.	112,587	1,125
	Stein Mart Inc.	163,167	1,098
	Harte-Hanks Inc.	273,748	887
	Universal Technical
	Institute Inc.	178,985	834
*	VOXX International Corp.
	Class A	135,452	712
*	Sizmek Inc.	15,351	56
*	Iconix Brand Group Inc.	6,152	42
			511,090
Consumer Staples (2.8%)
	B&G Foods Inc.	328,532	11,505
*	Darling Ingredients Inc.	980,943	10,320
	Snyder’s-Lance Inc.	297,959	10,220
	J&J Snack Foods Corp.	84,497	9,858
	Sanderson Farms Inc.	115,851	8,981
	WD-40 Co.	87,623	8,644
	Cal-Maine Foods Inc.	180,912	8,383
	Universal Corp.	139,324	7,813
*	Diamond Foods Inc.	151,099	5,825
	Andersons Inc.	155,585	4,921
	SpartanNash Co.	220,761	4,777
	Calavo Growers Inc.	82,778	4,056
*	Central Garden & Pet Co.
	Class A	241,801	3,289
	Inter Parfums Inc.	97,249	2,317

	Medifast Inc.	61,662	1,873
*	Seneca Foods Corp.
	Class A	44,080	1,277
*	Central Garden & Pet Co.	862	12
			104,071
Energy (2.6%)
*	PDC Energy Inc.	239,237	12,770
*	Carrizo Oil & Gas Inc.	422,735	12,505
	US Silica Holdings Inc.	375,415	7,032
	Bristow Group Inc.	253,813	6,574
*	SEACOR Holdings Inc.	113,477	5,964
*	Synergy Resources Corp.	627,887	5,350
	Green Plains Inc.	227,232	5,204
*	TETRA Technologies Inc.	657,701	4,946
*	Exterran Corp.	249,985	4,012
*	Helix Energy Solutions
	Group Inc.	697,265	3,668
*	Matrix Service Co.	165,992	3,409
*	Newpark Resources Inc.	604,372	3,191
	Tesco Corp.	373,738	2,706
*	Bonanza Creek Energy Inc.	434,998	2,292
*	Unit Corp.	184,475	2,251
*	Archrock Inc.	294,380	2,214
*	REX American Resources
	Corp.	40,878	2,210
*	Bill Barrett Corp.	454,826	1,787
*	Northern Oil and Gas Inc.	430,158	1,660
	Tidewater Inc.	175,698	1,223
	CARBO Ceramics Inc.	70,474	1,212
*	Cloud Peak Energy Inc.	502,610	1,045
*	Hornbeck Offshore
	Services Inc.	103,410	1,028
*	Gulfmark Offshore Inc.	214,012	999
*	Contango Oil & Gas Co.	127,649	818
	Gulf Island Fabrication Inc.	73,664	771
*	Stone Energy Corp.	121,862	523
*	Era Group Inc.	35,801	399
*	Geospace Technologies
	Corp.	8,363	118
*	Basic Energy Services Inc.	21,659	58
*	Pioneer Energy Services
	Corp.	8,547	19
*	Rex Energy Corp.	17,282	18
			97,976
Financials (20.6%)
	PrivateBancorp Inc.	447,141	18,342
	ProAssurance Corp.	345,829	16,783
*	Texas Capital Bancshares
	Inc.	310,709	15,355
	Interactive Brokers Group
	Inc.	338,131	14,742
	Home BancShares Inc.	349,207	14,150
	United Bankshares Inc.	375,657	13,895
	Wintrust Financial Corp.	281,978	13,682

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	FNB Corp.	1,008,857	13,458
	RLI Corp.	214,360	13,237
	MB Financial Inc.	408,545	13,225
	Evercore Partners Inc.
	Class A	225,031	12,167
	Glacier Bancorp Inc.	451,300	11,973
	American Equity
	Investment Life Holding
	Co.	484,466	11,642
	UMB Financial Corp.	246,551	11,477
	First Financial Bankshares
	Inc.	374,067	11,286
	Sterling Bancorp	692,901	11,239
	GEO Group Inc.	387,832	11,212
	Columbia Banking System
	Inc.	333,437	10,840
	Selective Insurance Group
	Inc.	320,611	10,766
	National Penn Bancshares
	Inc.	837,582	10,327
	Community Bank System
	Inc.	252,996	10,105
	Pinnacle Financial Partners
	Inc.	196,429	10,089
	Financial Engines Inc.	298,845	10,062
	EPR Properties	171,805	10,042
*	PRA Group Inc.	287,498	9,973
	Acadia Realty Trust	290,639	9,635
	Old National Bancorp	710,247	9,631
	CVB Financial Corp.	538,148	9,105
	Healthcare Realty Trust
	Inc.	313,121	8,868
	Simmons First National
	Corp. Class A	166,034	8,527
	Astoria Financial Corp.	535,521	8,488
	First Midwest Bancorp Inc.	454,686	8,380
	BBCN Bancorp Inc.	454,795	7,831
	Northwest Bancshares Inc.	581,557	7,787
	Medical Properties Trust
	Inc.	668,653	7,696
	Horace Mann Educators
	Corp.	230,317	7,642
	NBT Bancorp Inc.	266,047	7,417
*	BofI Holding Inc.	334,164	7,034
	Independent Bank Corp.	151,070	7,028
	Westamerica
	Bancorporation	149,993	7,012
	Talmer Bancorp Inc.
	Class A	381,064	6,901
	LegacyTexas Financial
	Group Inc.	274,159	6,859
	United Community Banks
	Inc.	333,903	6,508
	First Financial Bancorp	352,427	6,368
	Kite Realty Group Trust	243,550	6,315

	First Commonwealth
	Financial Corp.	692,179	6,278
	HFF Inc. Class A	201,183	6,251
	Provident Financial
	Services Inc.	310,018	6,247
	DiamondRock Hospitality
	Co.	643,826	6,213
	Boston Private Financial
	Holdings Inc.	527,481	5,982
	Education Realty Trust Inc.	157,833	5,979
*	First Cash Financial
	Services Inc.	159,648	5,976
	S&T Bancorp Inc.	190,212	5,862
	PS Business Parks Inc.	65,764	5,750
	Cousins Properties Inc.	605,837	5,713
	EastGroup Properties Inc.	100,549	5,591
	Infinity Property & Casualty
	Corp.	66,581	5,475
	AMERISAFE Inc.	106,340	5,413
	Banner Corp.	117,221	5,376
	Wilshire Bancorp Inc.	461,814	5,334
*	Navigators Group Inc.	61,104	5,242
	Retail Opportunity
	Investments Corp.	282,811	5,062
	LTC Properties Inc.	116,533	5,027
	CoreSite Realty Corp.	87,881	4,985
	Pennsylvania REIT	227,431	4,974
	Cash America International
	Inc.	163,709	4,903
	Lexington Realty Trust	611,682	4,893
	Employers Holdings Inc.	178,532	4,874
	United Fire Group Inc.	124,964	4,787
	Virtus Investment Partners
	Inc.	40,249	4,728
	Brookline Bancorp Inc.	404,273	4,649
	Cardinal Financial Corp.	200,705	4,566
	Stewart Information
	Services Corp.	122,231	4,563
*	Walker & Dunlop Inc.	156,703	4,515
	Hanmi Financial Corp.	188,052	4,461
	American Assets Trust Inc.	115,513	4,430
	Greenhill & Co. Inc.	154,413	4,418
*	Green Dot Corp. Class A	268,663	4,411
	Ameris Bancorp	128,560	4,370
*	Encore Capital Group Inc.	147,850	4,299
	Universal Insurance
	Holdings Inc.	183,034	4,243
	Safety Insurance Group Inc.	73,943	4,169
	Central Pacific Financial
	Corp.	189,261	4,167
	Chesapeake Lodging Trust	164,776	4,146
	City Holding Co.	89,948	4,105
*	LendingTree Inc.	44,755	3,996
	Tompkins Financial Corp.	70,576	3,963
*	Piper Jaffray Cos.	95,700	3,866

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Parkway Properties Inc.	246,565	3,854
	Southside Bancshares Inc.	159,813	3,839
	Oritani Financial Corp.	224,332	3,701
	Investment Technology
	Group Inc.	213,946	3,641
	Sabra Health Care REIT Inc.	176,964	3,580
*	First NBC Bank Holding Co.	91,416	3,418
	TrustCo Bank Corp. NY	541,555	3,325
	OFG Bancorp	443,408	3,246
*	INTL. FCStone Inc.	93,821	3,139
	Northfield Bancorp Inc.	188,879	3,007
	Summit Hotel Properties
	Inc.	249,775	2,985
	Inland Real Estate Corp.	277,194	2,944
	Dime Community
	Bancshares Inc.	168,186	2,942
	Capstead Mortgage Corp.	320,203	2,799
*	Four Corners Property
	Trust Inc.	110,005	2,658
*	First BanCorp	809,217	2,630
	Government Properties
	Income Trust	154,920	2,459
*	World Acceptance Corp.	61,079	2,266
	Saul Centers Inc.	42,908	2,200
	Universal Health Realty
	Income Trust	43,111	2,156
*	Forestar Group Inc.	189,046	2,068
	HCI Group Inc.	57,636	2,009
	Bank Mutual Corp.	249,162	1,943
*	EZCORP Inc. Class A	386,966	1,931
	Agree Realty Corp.	53,709	1,825
	Urstadt Biddle Properties
	Inc. Class A	87,645	1,686
	Cedar Realty Trust Inc.	218,929	1,550
	Getty Realty Corp.	90,321	1,549
	United Insurance Holdings
	Corp.	90,330	1,545
	CareTrust REIT Inc.	131,121	1,436
	Calamos Asset
	Management Inc. Class A	123,569	1,196
*	eHealth Inc.	103,817	1,036
*	Enova International Inc.	51,999	344
	Franklin Street Properties
	Corp.	22,386	232
			760,492
Health Care (13.4%)
*	ABIOMED Inc.	227,924	20,577
*	Impax Laboratories Inc.	395,153	16,897
*	Prestige Brands Holdings
	Inc.	313,101	16,118
*	Medidata Solutions Inc.	324,482	15,994
*	NuVasive Inc.	284,202	15,378
*	Medicines Co.	407,232	15,206
	Chemed Corp.	100,511	15,057
*	Nektar Therapeutics	807,540	13,607

	Cantel Medical Corp.	209,062	12,991
*	Neogen Corp.	215,987	12,208
*	Integra LifeSciences
	Holdings Corp.	173,009	11,727
*	Ligand Pharmaceuticals Inc.	105,325	11,419
*	Masimo Corp.	265,767	11,032
*	MedAssets Inc.	354,349	10,964
*	Acorda Therapeutics Inc.	247,838	10,603
*	Magellan Health Inc.	155,876	9,611
*	Haemonetics Corp.	297,384	9,588
*	ICU Medical Inc.	82,894	9,349
*	Natus Medical Inc.	190,832	9,169
*	Air Methods Corp.	205,205	8,604
*	AMN Healthcare Services
	Inc.	276,347	8,581
*	Cambrex Corp.	178,443	8,403
*	Greatbatch Inc.	143,959	7,558
	Select Medical Holdings
	Corp.	627,137	7,469
*	Amedisys Inc.	187,961	7,391
*	Depomed Inc.	391,199	7,092
*	Emergent BioSolutions Inc.	175,750	7,032
	CONMED Corp.	159,500	7,026
	Abaxis Inc.	122,104	6,799
*	Lannett Co. Inc.	165,509	6,640
*	Omnicell Inc.	211,852	6,584
*	HMS Holdings Corp.	523,702	6,462
*	PharMerica Corp.	180,852	6,330
	Ensign Group Inc.	272,948	6,177
	Kindred Healthcare Inc.	518,277	6,173
	Analogic Corp.	73,461	6,068
*	ExamWorks Group Inc.	224,888	5,982
*	Cynosure Inc. Class A	128,665	5,747
*	Repligen Corp.	197,518	5,588
*	Momenta Pharmaceuticals
	Inc.	370,972	5,505
*	MiMedx Group Inc.	578,232	5,418
*	HealthEquity Inc.	196,644	4,930
	Meridian Bioscience Inc.	235,633	4,835
*	Merit Medical Systems Inc.	252,384	4,692
	Aceto Corp.	173,381	4,678
*	Luminex Corp.	213,601	4,569
*	Affymetrix Inc.	437,125	4,411
	Quality Systems Inc.	256,874	4,141
*	Supernus Pharmaceuticals
	Inc.	259,881	3,493
*	Providence Service Corp.	74,220	3,482
	US Physical Therapy Inc.	64,440	3,459
*	LHC Group Inc.	75,315	3,411
*	Vascular Solutions Inc.	94,669	3,256
*	Inogen Inc.	80,853	3,241
	Phibro Animal Health Corp.
	Class A	105,140	3,168
*	Albany Molecular Research
	Inc.	155,733	3,091

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	Anika Therapeutics Inc.	80,800	3,083
*	Cross Country Healthcare
	Inc.	186,472	3,056
	Computer Programs &
	Systems Inc.	61,417	3,055
*	Hanger Inc.	185,604	3,053
*	HealthStream Inc.	134,192	2,952
*	CorVel Corp.	67,045	2,945
	Invacare Corp.	167,885	2,920
*	ANI Pharmaceuticals Inc.	57,271	2,584
*	Enanta Pharmaceuticals Inc.	75,823	2,504
*	Healthways Inc.	172,324	2,218
*	Spectrum Pharmaceuticals
	Inc.	349,314	2,106
*	Almost Family Inc.	46,285	1,769
	Landauer Inc.	53,074	1,747
*	AngioDynamics Inc.	143,768	1,745
*	Adeptus Health Inc. Class A	29,602	1,614
	CryoLife Inc.	144,999	1,563
*	SurModics Inc.	76,950	1,560
*	Sagent Pharmaceuticals Inc.	81,514	1,297
			496,752
Industrials (16.8%)
	Curtiss-Wright Corp.	270,649	18,539
	EMCOR Group Inc.	383,974	18,446
	EnerSys	272,213	15,225
	Healthcare Services Group
	Inc.	406,773	14,184
*	Moog Inc. Class A	223,104	13,520
*	Dycom Industries Inc.	191,416	13,391
	Allegiant Travel Co. Class A	79,277	13,305
*	On Assignment Inc.	271,847	12,219
*	Hawaiian Holdings Inc.	306,083	10,814
	Matson Inc.	252,889	10,781
	Hillenbrand Inc.	360,935	10,694
	Barnes Group Inc.	297,695	10,535
	Matthews International
	Corp. Class A	181,466	9,699
	Tetra Tech Inc.	371,677	9,671
	Korn/Ferry International	284,261	9,432
*	WageWorks Inc.	203,984	9,255
	UniFirst Corp.	87,398	9,107
	Applied Industrial
	Technologies Inc.	221,690	8,976
	ABM Industries Inc.	313,535	8,926
	Knight Transportation Inc.	362,967	8,795
	Mueller Industries Inc.	323,804	8,775
	Actuant Corp. Class A	360,664	8,641
	Mobile Mini Inc.	268,685	8,364
	John Bean Technologies
	Corp.	164,154	8,180
	Watts Water Technologies
	Inc. Class A	163,854	8,139
	AZZ Inc.	146,418	8,136
	Brink’s Co.	278,874	8,048

	Simpson Manufacturing
	Co. Inc.	234,663	8,014
	Universal Forest Products
	Inc.	114,234	7,810
	Exponent Inc.	153,166	7,651
	Forward Air Corp.	175,753	7,559
	Essendant Inc.	227,224	7,387
*	SPX FLOW Inc.	264,478	7,382
	Apogee Enterprises Inc.	165,478	7,200
	G&K Services Inc. Class A	113,307	7,127
	Interface Inc. Class A	371,370	7,108
*	Hub Group Inc. Class A	203,163	6,694
	Kaman Corp.	155,661	6,353
	Brady Corp. Class A	276,048	6,344
*	Atlas Air Worldwide
	Holdings Inc.	153,228	6,334
	Insperity Inc.	130,635	6,290
*	TrueBlue Inc.	242,372	6,243
*	American Woodmark Corp.	77,779	6,221
	Comfort Systems USA Inc.	215,305	6,119
	Albany International Corp.	166,718	6,094
	Standex International Corp.	73,128	6,081
	Franklin Electric Co. Inc.	224,179	6,060
	Heartland Express Inc.	354,364	6,031
	EnPro Industries Inc.	136,376	5,979
	Tennant Co.	106,097	5,969
	Cubic Corp.	122,088	5,769
*	Aerojet Rocketdyne
	Holdings Inc.	364,867	5,714
	Federal Signal Corp.	359,655	5,701
	SkyWest Inc.	298,765	5,682
	AAON Inc.	240,918	5,594
	ESCO Technologies Inc.	151,935	5,491
*	TASER International Inc.	314,353	5,435
	Lindsay Corp.	73,637	5,331
	AAR Corp.	193,178	5,079
*	Navigant Consulting Inc.	289,917	4,656
*	Chart Industries Inc.	251,320	4,514
	US Ecology Inc.	123,292	4,493
	General Cable Corp.	331,263	4,449
	Harsco Corp.	562,452	4,432
	Quanex Building Products
	Corp.	212,423	4,429
	Encore Wire Corp.	118,074	4,379
*	Aegion Corp. Class A	226,195	4,368
	Astec Industries Inc.	107,028	4,356
	Griffon Corp.	244,247	4,348
	Briggs & Stratton Corp.	249,943	4,324
*	Gibraltar Industries Inc.	167,561	4,263
	CIRCOR International Inc.	96,660	4,074
	ArcBest Corp.	183,465	3,924
*	UTi Worldwide Inc.	554,666	3,899
	Resources Connection Inc.	233,724	3,819
*	Engility Holdings Inc.	111,570	3,624
*	Lydall Inc.	97,910	3,474

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	Saia Inc.	153,302	3,411
	Greenbrier Cos. Inc.	103,917	3,390
*	Aerovironment Inc.	113,716	3,351
*	PGT Inc.	278,279	3,170
*	Echo Global Logistics Inc.	153,811	3,136
	Viad Corp.	107,719	3,041
	SPX Corp.	312,859	2,919
	Kelly Services Inc. Class A	168,912	2,728
	Heidrick & Struggles
	International Inc.	98,222	2,674
*	MYR Group Inc.	122,608	2,527
	Marten Transport Ltd.	140,816	2,492
	National Presto Industries
	Inc.	28,130	2,331
*	Veritiv Corp.	55,521	2,011
*	DXP Enterprises Inc.	84,028	1,916
	American Science &
	Engineering Inc.	41,004	1,697
	Powell Industries Inc.	62,557	1,628
*	Republic Airways Holdings
	Inc.	296,339	1,165
*	Vicor Corp.	107,588	981
	CDI Corp.	123,265	833
*	Roadrunner Transportation
	Systems Inc.	21,045	198
	Celadon Group Inc.	10,988	109
	Titan International Inc.	24,040	95
*	Orion Marine Group Inc.	14,841	62
			619,333
Information Technology (16.4%)
	Heartland Payment
	Systems Inc.	214,742	20,362
*	Microsemi Corp.	561,138	18,287
	Blackbaud Inc.	270,464	17,813
*	Take-Two Interactive
	Software Inc.	486,288	16,942
*	ViaSat Inc.	257,104	15,686
	Littelfuse Inc.	128,651	13,767
	Monolithic Power
	Systems Inc.	210,425	13,406
*	CACI International Inc.
	Class A	140,309	13,018
*	Electronics For Imaging
	Inc.	270,608	12,648
	MKS Instruments Inc.	309,254	11,133
*	Cirrus Logic Inc.	368,937	10,895
*	Anixter International Inc.	166,123	10,032
*	Sanmina Corp.	476,537	9,807
*	LogMeIn Inc.	142,488	9,561
*	OSI Systems Inc.	107,705	9,549
*	Stamps.com Inc.	86,581	9,490
*	MicroStrategy Inc. Class A	52,395	9,394
*	Coherent Inc.	140,608	9,155
*	Cardtronics Inc.	257,508	8,665
*	Viavi Solutions Inc.	1,372,236	8,357

	Tessera Technologies Inc.	277,938	8,341
	Power Integrations Inc.	170,173	8,276
*	ExlService Holdings Inc.	183,785	8,257
*	Rovi Corp.	491,781	8,193
*	Synchronoss Technologies
	Inc.	232,026	8,174
*	Itron Inc.	221,743	8,023
*	Rambus Inc.	679,313	7,873
*	comScore Inc.	190,105	7,823
*	NETGEAR Inc.	183,553	7,693
*	Semtech Corp.	390,170	7,382
*	Progress Software Corp.	306,557	7,357
	CSG Systems International
	Inc.	195,381	7,030
	Methode Electronics Inc.	219,418	6,984
*	Sykes Enterprises Inc.	226,853	6,983
*	Plexus Corp.	195,471	6,826
	NIC Inc.	343,308	6,756
*	Advanced Energy
	Industries Inc.	236,969	6,690
*	Virtusa Corp.	157,207	6,499
*	Benchmark Electronics Inc.	312,652	6,463
*	Cabot Microelectronics
	Corp.	142,292	6,230
*	Bottomline Technologies
	de Inc.	209,098	6,216
*	QLogic Corp.	500,795	6,110
*	Insight Enterprises Inc.	240,550	6,043
	Ebix Inc.	182,380	5,980
	MTS Systems Corp.	90,564	5,743
*	Constant Contact Inc.	192,305	5,623
*	Ruckus Wireless Inc.	515,233	5,518
*	Rogers Corp.	103,485	5,337
*	II-VI Inc.	287,433	5,335
*	Kulicke & Soffa Industries
	Inc.	453,560	5,293
	Monotype Imaging
	Holdings Inc.	223,250	5,278
*	Diodes Inc.	229,644	5,277
*	Super Micro Computer Inc.	212,879	5,218
*	ScanSource Inc.	161,462	5,202
	ADTRAN Inc.	293,957	5,062
	Badger Meter Inc.	82,664	4,843
*	Lumentum Holdings Inc.	219,068	4,824
*	Veeco Instruments Inc.	230,013	4,729
*	Rofin-Sinar Technologies
	Inc.	161,352	4,321
	Brooks Automation Inc.	399,647	4,268
*	CalAmp Corp.	209,640	4,178
*	Fabrinet	173,468	4,132
*	Ixia	331,634	4,122
	ManTech International
	Corp. Class A	129,853	3,927
*	Newport Corp.	225,438	3,578
*	Ultratech Inc.	176,995	3,508

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	Mercury Systems Inc.	186,773	3,429
	CTS Corp.	193,378	3,411
*	Perficient Inc.	193,785	3,318
*	Interactive Intelligence
	Group Inc.	100,863	3,169
	TeleTech Holdings Inc.	109,496	3,056
*	ePlus Inc.	32,612	3,041
*	Monster Worldwide Inc.	518,427	2,971
*	FARO Technologies Inc.	98,472	2,907
*	VASCO Data Security
	International Inc.	169,815	2,841
*	CEVA Inc.	118,467	2,767
*	Rudolph Technologies Inc.	189,280	2,692
*	TTM Technologies Inc.	379,138	2,468
*	Blucora Inc.	250,530	2,455
	Epiq Systems Inc.	184,870	2,416
*	Harmonic Inc.	574,389	2,338
*	XO Group Inc.	145,279	2,333
*	Nanometrics Inc.	151,696	2,297
*	DTS Inc.	96,813	2,186
	Forrester Research Inc.	75,421	2,148
*	DHI Group Inc.	233,241	2,139
*	LivePerson Inc.	305,686	2,063
	Comtech
	Telecommunications Corp.	95,128	1,911
	Daktronics Inc.	217,978	1,901
*	Exar Corp.	298,446	1,829
	Park Electrochemical Corp.	119,698	1,803
	Checkpoint Systems Inc.	276,544	1,734
*	Digi International Inc.	149,821	1,705
*	Tangoe Inc.	201,333	1,689
	Cohu Inc.	137,836	1,664
*	Ciber Inc.	416,923	1,463
*	DSP Group Inc.	129,484	1,222
	Bel Fuse Inc. Class B	63,732	1,102
*	Liquidity Services Inc.	159,139	1,034
*	Agilysys Inc.	100,099	1,000
*	Kopin Corp.	356,418	969
*	QuinStreet Inc.	223,607	959
*	Electro Scientific
	Industries Inc.	89,610	465
	Black Box Corp.	4,395	42
			604,422
Materials (4.4%)
	Balchem Corp.	183,297	11,144
	KapStone Paper and
	Packaging Corp.	489,547	11,059
	HB Fuller Co.	301,939	11,012
	Kaiser Aluminum Corp.	107,022	8,953
	Schweitzer-Mauduit
	International Inc.	181,822	7,635
	Innospec Inc.	137,712	7,479
*	Headwaters Inc.	420,569	7,095
*	Stillwater Mining Co.	731,091	6,265
	Neenah Paper Inc.	93,855	5,859
	Quaker Chemical Corp.	75,675	5,847

*	Boise Cascade Co.	224,480	5,731
	A Schulman Inc.	184,604	5,656
	Stepan Co.	112,202	5,575
	Calgon Carbon Corp.	311,070	5,366
*	Clearwater Paper Corp.	114,644	5,220
	PH Glatfelter Co.	247,488	4,564
*	Flotek Industries Inc.	342,814	3,922
	Deltic Timber Corp.	64,236	3,781
	Materion Corp.	128,041	3,585
	Innophos Holdings Inc.	118,656	3,439
*	Kraton Performance
	Polymers Inc.	194,496	3,231
*	AK Steel Holding Corp.	1,369,065	3,067
	Wausau Paper Corp.	284,369	2,909
	Rayonier Advanced
	Materials Inc.	282,335	2,764
	Haynes International Inc.	75,333	2,764
*	Koppers Holdings Inc.	132,318	2,415
	American Vanguard Corp.	156,675	2,195
	Tredegar Corp.	161,073	2,194
	Globe Specialty Metals Inc.	194,894	2,095
	Myers Industries Inc.	153,267	2,041
	FutureFuel Corp.	132,750	1,792
*	Century Aluminum Co.	403,593	1,784
	Hawkins Inc.	47,236	1,690
	Olympic Steel Inc.	66,666	772
*	LSB Industries Inc.	23,461	170
	SunCoke Energy Inc.	46,911	163
	TimkenSteel Corp.	3,585	30
*	Intrepid Potash Inc.	3,608	11
			161,274
Other (3.9%)
2	Vanguard REIT ETF	1,800,000	143,514
*	Gerber Scientific Inc. CVR	110,699	—
			143,514
Telecommunication Services (0.9%)
	Consolidated
	Communications
	Holdings Inc.	284,139	5,953
*	8x8 Inc.	504,865	5,781
	Atlantic Tele-Network Inc.	58,217	4,554
*	Cincinnati Bell Inc.	1,198,534	4,315
*	Iridium Communications
	Inc.	507,131	4,265
*	General Communication
	Inc. Class A	185,389	3,667
	Spok Holdings Inc.	125,804	2,305
*	Lumos Networks Corp.	119,786	1,341
			32,181
Utilities (4.0%)
	Piedmont Natural Gas Co.
	Inc.	464,037	26,459
	New Jersey Resources
	Corp.	493,735	16,274
	Southwest Gas Corp.	274,167	15,123

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	NorthWestern Corp.	275,148	14,927
	Laclede Group Inc.	237,397	14,104
	ALLETE Inc.	264,753	13,457
	Avista Corp.	342,206	12,104
	South Jersey Industries
	Inc.	422,382	9,934
	El Paso Electric Co.	245,703	9,460
	American States Water Co.	224,919	9,435
	Northwest Natural Gas Co.	162,505	8,224
			149,501
Total Common Stocks
(Cost $2,656,210)			3,680,606
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.6%)
3	Vanguard Market
	Liquidity Fund,
	0.363%	23,131,981	23,132

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
4	Federal Home Loan Bank
	Discount Notes,
	0.360%, 3/4/16	100	100
4	Federal Home Loan Bank
	Discount Notes,
	0.235%, 3/23/16	500	499
[4],5	Federal Home Loan Bank
	Discount Notes,
	0.260%, 4/27/16	500	499
6	Freddie Mac Discount
	Notes, 0.220%, 3/30/16	500	500
5	United States Treasury
	Bill, 0.536%, 6/9/16	1,000	998
			2,596
Total Temporary Cash Investments
(Cost $25,729)			25,728
Total Investments (100.3%)
(Cost $2,681,939)			3,706,334

Amount
($000)
Other Assets and Liabilities (-0.3%)
Other Assets
Investment in Vanguard	333
Receivables for Investment Securities Sold 2,081
Receivables for Accrued Income	3,680
Receivables for Capital Shares Issued	7,841
Other Assets	70
Total Other Assets	14,005
Liabilities
Payables for Investment Securities
Purchased	(21,548)
Payables for Capital Shares Redeemed	(1,206)
Payables to Vanguard	(2,613)
Other Liabilities	(201)
Total Liabilities	(25,568)
Net Assets (100%)	3,694,771

At December 31, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	2,781,654
Overdistributed Net Investment Income	(2,238)
Accumulated Net Realized Losses	(108,982)
Unrealized Appreciation (Depreciation)
Investment Securities	1,024,395
Futures Contracts	(58)
Net Assets	3,694,771

Tax-Managed Small-Cap Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 77,048,365 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,418,833
Net Asset Value Per Share—
Admiral Shares	$44.37

Amount
($000)
Institutional Shares—Net Assets
Applicable to 6,204,813 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	275,938
Net Asset Value Per Share—
Institutional Shares	$44.47

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $799,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Operations

Year Ended
December 31, 2015
($000)
Investment Income
Income
Dividends[1]	49,180
Interest[1]	32
Total Income	49,212
Expenses
The Vanguard Group—Note B
Investment Advisory Services	574
Management and Administrative—Admiral Shares	2,788
Management and Administrative—Institutional Shares	114
Marketing and Distribution—Admiral Shares	303
Marketing and Distribution—Institutional Shares	15
Custodian Fees	96
Auditing Fees	34
Shareholders’ Reports—Admiral Shares	29
Shareholders’ Reports—Institutional Shares	3
Trustees’ Fees and Expenses	2
Total Expenses	3,958
Net Investment Income	45,254
Realized Net Gain (Loss)
Investment Securities Sold[1]	237,408
Futures Contracts	(1,152)
Realized Net Gain (Loss)	236,256
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(352,515)
Futures Contracts	130
Change in Unrealized Appreciation (Depreciation)	(352,385)
Net Increase (Decrease) in Net Assets Resulting from Operations	(70,875)
1 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $1,354,000, $30,000, and ($8,767,000), respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	45,254	36,610
Realized Net Gain (Loss)	236,256	245,731
Change in Unrealized Appreciation (Depreciation)	(352,385)	(65,106)
Net Increase (Decrease) in Net Assets Resulting from Operations	(70,875)	217,235
Distributions
Net Investment Income
Admiral Shares	(42,190)	(33,432)
Institutional Shares	(3,501)	(2,536)
Realized Capital Gain
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(45,691)	(35,968)
Capital Share Transactions
Admiral Shares	144,254	69,925
Institutional Shares	48,450	(13,029)
Net Increase (Decrease) from Capital Share Transactions	192,704	56,896
Total Increase (Decrease)	76,138	238,163
Net Assets
Beginning of Period	3,618,633	3,380,470
End of Period[1]	3,694,771	3,618,633
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($2,238,000) and ($1,801,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$45.78	$43.53	$31.16	$27.26	$27.17
Investment Operations
Net Investment Income	. 556	. 463.383		.479	.245
Net Realized and Unrealized Gain (Loss)
on Investments	(1.406)	2.242	12.389	3.885	.089
Total from Investment Operations	(. 850)	2.705	12.772	4.364	.334
Distributions
Dividends from Net Investment Income	(.560)	(.455)	(.402)	(.464)	(.244)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 560)	(. 455)	(.402)	(.464)	(.244)
Net Asset Value, End of Period	$44.37	$45.78	$43.53	$31.16	$27.26

Total Return[1]	-1.85%	6.23%	41.00%	16.03%	1.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,419	$3,382	$3,143	$2,132	$1,857
Ratio of Total Expenses to Average Net Assets	0.11%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.21%	1.06%	1.05%	1.59%	0.88%
Portfolio Turnover Rate[2]	33%	40%	31%	42%	40%

Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011. Prior periods’ Financial Highlights are for the
Investor Class.
1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$45.88	$43.63	$31.22	$27.33	$27.23
Investment Operations
Net Investment Income	. 576.481		.398	.492	.257
Net Realized and Unrealized Gain (Loss)
on Investments	(1.406)	2.242	12.428	3.888	.088
Total from Investment Operations	(. 830)	2.723	12.826	4.380	.345
Distributions
Dividends from Net Investment Income	(.580)	(.473)	(.416)	(.490)	(.245)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 580)	(.473)	(.416)	(.490)	(.245)
Net Asset Value, End of Period	$44.47	$45.88	$43.63	$31.22	$27.33

Total Return[1]	-1.80%	6.26%	41.09%	16.05%	1.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$276	$236	$237	$175	$149
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.25%	1.10%	1.09%	1.63%	0.92%
Portfolio Turnover Rate[2]	33%	40%	31%	42%	40%

1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Notes to Financial Statements

Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Tax-Managed Small-Cap Fund

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2015, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2015, the fund had contributed to Vanguard capital in the amount of $333,000, representing 0.01% of the fund’s net assets and 0.13% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Tax-Managed Small-Cap Fund

The following table summarizes the market value of the fund’s investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,680,606	—	—
Temporary Cash Investments	23,132	2,596	—
Futures Contracts—Liabilities[1]	(139)	—	—
Total	3,703,599	2,596	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2015	125	14,144	(58)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2015, the fund realized $329,135,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2015, the fund had $139,000 of ordinary income available for distribution. At December 31, 2015, the fund had available capital losses totaling $109,040,000 to offset future net capital gains. Of this amount, $6,546,000 is subject to expiration on December 31, 2017. Capital losses of $102,494,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2015, the cost of investment securities for tax purposes was $2,681,939,000. Net unrealized appreciation of investment securities for tax purposes was $1,024,395,000, consisting of unrealized gains of $1,116,548,000 on securities that had risen in value since their purchase and $92,153,000 in unrealized losses on securities that had fallen in value since their purchase.

Tax-Managed Small-Cap Fund

F. During the year ended December 31, 2015, the fund purchased $1,927,657,000 of investment securities and sold $1,728,854,000 of investment securities, other than temporary cash investments. Purchases and sales include $225,888,000 and $512,307,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Year Ended December 31,
		2015		2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	909,724	19,669	674,454	15,455
Issued in Lieu of Cash Distributions	32,367	729	25,881	574
Redeemed	(797,837)	(17,234)	(630,410)	(14,360)
Net Increase (Decrease) —Admiral Shares	144,254	3,164	69,925	1,669
Institutional Shares
Issued	73,480	1,586	16,798	386
Issued in Lieu of Cash Distributions	2,113	48	1,407	31
Redeemed	(27,143)	(577)	(31,234)	(702)
Net Increase (Decrease) —Institutional Shares	48,450	1,057	(13,029)	(285)

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2015, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard Tax-Managed Funds and the Shareholders of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund: In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund (constituting separate portfolios of Vanguard Tax-Managed Funds, hereafter referred to as the “Funds”) at December 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.

We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodians and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2016

Special 2015 tax information (unaudited) for Vanguard Tax-Managed Funds

This information for the fiscal year ended December 31, 2015, is included pursuant to provisions of the Internal Revenue Code.

The Tax-Managed Balanced Fund designates 62% of its income dividends as exempt-interest dividends.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
Tax-Managed Balanced Fund	17,542
Tax-Managed Capital Appreciation Fund	109,135
Tax-Managed Small-Cap Fund	41,789

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Tax-Managed Balanced Fund	96.8%[1]
Tax-Managed Capital Appreciation Fund	100.0
Tax-Managed Small-Cap Fund	93.5
1 The percentage applies only to the taxable ordinary income that has been reported on Form 1099-DIV.

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.) The table shows returns for one share class only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Tax-Managed Funds

Periods Ended December 31, 2015

	One	Five	Ten
	Year	Years	Years
Tax-Managed Balanced Fund
Returns Before Taxes	2.35%	8.51%	6.25%
Returns After Taxes on Distributions	2.16	8.34	6.10
Returns After Taxes on Distributions and Sale of Fund Shares	2.04	7.05	5.37

	One	Five	Ten
	Year	Years	Years
Tax-Managed Capital Appreciation Fund Admiral Shares
Returns Before Taxes	1.68%	12.52%	7.43%
Returns After Taxes on Distributions	1.26	12.15	7.12
Returns After Taxes on Distributions and Sale of Fund Shares	1.27	10.02	6.03

	One	Five	Ten
	Year	Years	Years
Tax-Managed Small-Cap Fund Admiral Shares
Returns Before Taxes	-1.85%	11.54%	8.05%
Returns After Taxes on Distributions	-2.17	11.28	7.84
Returns After Taxes on Distributions and Sale of Fund Shares	-0.83	9.21	6.56

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2015	12/31/2015	Period
Based on Actual Fund Return
Tax-Managed Balanced Fund	$1,000.00	$1,011.19	$0.61
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$993.17	$0.60
Institutional Shares	1,000.00	993.41	0.40
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$942.38	$0.59
Institutional Shares	1,000.00	942.53	0.39
Based on Hypothetical 5% Yearly Return
Tax-Managed Balanced Fund	$1,000.00	$1,024.60	$0.61
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,024.60	$0.61
Institutional Shares	1,000.00	1,024.80	0.41
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,024.60	$0.61
Institutional Shares	1,000.00	1,024.80	0.41

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.12%; for the Tax-Managed Capital Appreciation Fund, 0.12% for Admiral Shares and
0.08% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares. The
dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period
(184/365).

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Largest Area Concentrations. An indicator of diversification. The less concentrated a fund’s holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Tax-Managed Balanced Composite Index: Weighted 50% Russell 1000 Index and 50% Barclays 7
Year Municipal Bond Index through January 31, 2002, and 50% Russell 1000 Index and 50%
Barclays 1–15 Year Municipal Bond Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 194 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International PLC (diversified manufacturing and
the investment companies served by The Vanguard	services), Hewlett-Packard Co. (electronic computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive PLC
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at New
President of The Vanguard Group, and of each of	Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and	appointments in the Department of Philosophy, School
Other Experience: Executive Chief Staff and	of Arts and Sciences, and at the Graduate School of
Marketing Officer for North America and Corporate	Education, University of Pennsylvania; Trustee of the
Vice President (retired 2008) of Xerox Corporation	National Constitution Center; Chair of the Presidential
(document management products and services);	Commission for the Study of Bioethical Issues.
Executive in Residence and 2009–2010 Distinguished
Minett Professor at the Rochester Institute of	JoAnn Heffernan Heisen
Technology; Director of SPX Corporation (multi-industry	Born 1950. Trustee Since July 1998. Principal
manufacturing), the United Way of Rochester, the	Occupation(s) During the Past Five Years and
University of Rochester Medical Center, Monroe	Other Experience: Corporate Vice President and
Community College Foundation, and North Carolina	Chief Global Diversity Officer (retired 2008) and
A&T University.	Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee; Board Member of	Heidi Stam
TIFF Advisory Services, Inc., and Catholic Investment	Born 1956. Secretary Since July 2005. Principal
Services, Inc. (investment advisors); Member of	Occupation(s) During the Past Five Years and Other
the Investment Advisory Committee of Major	Experience: Managing Director of The Vanguard
League Baseball.	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing	Mortimer J. Buckley	Chris D. McIsaac
Partner of HighVista Strategies LLC (private investment	Kathleen C. Gubanich	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Paul A. Heller	Thomas M. Rampulla
the Museum of Fine Arts Boston.	Martha G. King	Glenn W. Reed
	John T. Marcante	Karin A. Risi
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	Chairman Emeritus and Senior Advisor
Experience: President and Chief Operating Officer	John J. Brennan
(retired 2010) of Corning Incorporated (communications	Chairman, 1996–2009
equipment); Trustee of Colby-Sawyer College;	Chief Executive Officer and President, 1996–2008
Member of the Advisory Board of the Norris Cotton
Cancer Center and of the Advisory Board of the
Parthenon Group (strategy consulting).	Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1030 022016

Annual Report | December 31, 2015

Vanguard Developed Markets Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	9
Performance Summary.	11
Financial Statements.	14
Your Fund’s After-Tax Returns.	36
About Your Fund’s Expenses.	37
Glossary.	39

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2015
Total
Returns
Vanguard Developed Markets Index Fund
Investor Shares	-0.29%
FTSE Developed Markets ETF Shares
Market Price	-0.38
Net Asset Value	-0.21
Admiral™ Shares	-0.18
Institutional Shares	-0.17
Institutional Plus Shares	-0.21
Spliced Developed ex US Index	-0.28
International Funds Average	-1.32

International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and
Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.
The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749;
7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
December 31, 2014, Through December 31, 2015
			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital
	Price	Price	Dividends	Gains
Vanguard Developed Markets Index Fund
Investor Shares	$9.42	$9.15	$0.255	$0.000
FTSE Developed Markets ETF Shares	37.85	36.75	1.071	0.000
Admiral Shares	12.17	11.82	0.344	0.000
Institutional Shares	12.18	11.83	0.346	0.000
Institutional Plus Shares	19.05	18.49	0.545	0.000

1

Chairman’s Letter

Dear Shareholder,

The year ended December 31, 2015, was a volatile one for the world’s equity markets. Both domestic and international markets struggled late in the period.

The strength of the U.S. dollar further hindered results of international stocks, which, as a whole, lost ground.

Although results varied dramatically from country to country, stocks of developed economies generally held up better than those of emerging-market economies.

For the 12 months, Vanguard Developed Markets Index Fund returned –0.29% for Investor Shares, closely tracking the performance of its benchmark index. Peer funds, on average, returned –1.32%.

If you hold this fund in a taxable account, you may wish to review the after-tax returns that appear later in this report.

We have completed phase one of the fund’s benchmark transition

Before discussing the markets and fund performance a bit more, I’d like to update you on important changes to further broaden your fund’s diversification. I first wrote to you about these changes at the end of the semiannual reporting period.

Your fund is switching to a new benchmark index, which will expand the fund’s reach to include small-capitalization stocks as well as the large- and mid-cap stocks it already invests in. It will also add exposure to Canadian stocks.

2

In late December, we completed the first phase of the two-phase benchmark transition. This means that your fund has shifted from tracking the FTSE Developed ex North America Index to the FTSE Developed All Cap ex US Transition Index.

We’ll complete the second phase over about six months, at which time the fund will track the FTSE Developed All Cap ex US Index. By proceeding gradually, we are reducing costs associated with trading large amounts of securities in a short period. FTSE will continue to supply monthly updates of the transition index’s composition at ftse.com/vanguard.

Despite troubles, U.S. stocks eked out a seventh year of gains

U.S. stocks returned 0.48% for the 12 months ended December 31, 2015. Although the broad market recorded its worst performance since 2008, it still posted gains for the seventh straight calendar year when dividends are factored into returns. International stocks returned about –5%, with emerging markets faring the worst.

Stocks slid in August and September as concerns mounted that China’s economic slowdown would spread globally. Falling oil and commodity prices also affected economies and markets across the world, for better or worse. Central banks in Europe and Asia bolstered their stimulus

Market Barometer

	Average Annual Total Returns
	Periods Ended December 31, 2015
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	0.92%	15.01%	12.44%
Russell 2000 Index (Small-caps)	-4.41	11.65	9.19
Russell 3000 Index (Broad U.S. market)	0.48	14.74	12.18
FTSE All-World ex US Index (International)	-4.72	2.04	1.48

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	0.55%	1.44%	3.25%
Barclays Municipal Bond Index (Broad tax-exempt market)	3.30	3.16	5.35
Citigroup Three-Month U.S. Treasury Bill Index	0.03	0.02	0.04

CPI
Consumer Price Index	0.73%	1.00%	1.53%

3

efforts against weak growth and low inflation. And in December, the Federal Reserve ended months of uncertainty when it raised the target for short-term interest rates to 0.25%–0.5%.

U.S. bonds ended the year with a slender advance

The broad U.S. taxable bond market returned 0.55% for the 12 months; income accounted for the modestly positive result. The yield of the 10-year Treasury note ended December at 2.30%, up from 2.19% a year earlier. (Bond prices and yields move in opposite directions.)

Investors focused on the Fed’s stance on short-term interest rates and alternately embraced or avoided safe-haven assets depending on the stock market’s strength.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –6.02%, reduced by the dollar’s strength against many foreign currencies. Without this currency effect, returns were modestly positive.

Although the Fed raised its target for short-term interest rates in mid-December, returns for money market funds and savings accounts remained limited by the 0%–0.25% levels in place for much of the past seven years.

China woes and currency effects hindered the fund’s performance

Your fund provides low-cost, diversified exposure to large-, mid-, and small-cap companies in developed markets outside the United States. We believe the fund

Expense Ratios
Your Fund Compared With Its Peer Group

FTSE
Developed
		Markets				Peer
	Investor	ETF	Admiral	Institutional	Institutional	Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
Developed Markets Index Fund	0.20%	0.09%	0.09%	0.07%	0.06%	1.39%

The fund expense ratios shown are from the prospectus dated April 29, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2015, the fund’s expense ratios were 0.20% for Investor Shares, 0.09% for FTSE Developed Markets ETF
Shares, 0.09% for Admiral Shares, 0.07% for Institutional Shares, and 0.06% for Institutional Plus Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2014.

Peer group: International Funds.

4

can play a role in a broadly diversified portfolio for long-term investors. This long-term aspect is important because the fund’s focus on non-U.S. stocks can leave it more vulnerable to volatility than a domestic fund.

That volatility was very much on display in the past year. The fund recorded a solid advance through the first half, but lost ground in the second amid the concerns about China mentioned earlier in this letter.

Part of the reason why the slowdown in China is of such significance is that many countries depend on exporting commodities to the world’s most populous country. Australia, which has benefited in previous years from China’s voracious appetite for commodities, saw its stocks retreat in 2015, and this hurt the fund’s overall return.

Another significant factor affecting the fund’s performance was the strength of the U.S. dollar relative to other currencies, including the euro. European stocks, which in aggregate are the largest region represented in your fund, were pushed into negative territory by currency effects.

Japan, the fund’s largest single country holding, was a notable exception to the downward trend in equity performance. Extraordinary central bank stimulus aimed at reviving Japan’s economy helped propel that country’s stocks sharply higher.

Total Returns
Ten Years Ended December 31, 2015
Average
Annual Return
Developed Markets Index Fund Admiral Shares	3.17%
Spliced Developed ex US Index	3.09
International Funds Average	2.73

For a benchmark description, see the Glossary.
International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

Among the industry sectors represented in the fund, consumer goods and health care turned in the strongest results. Not surprisingly, given the plunge in oil and other commodity prices, oil and gas and basic materials were the two worst-performing sectors.

Despite muted 10-year returns, diversification’s benefits endure

For the ten years through December 31, 2015, the Developed Market Index Fund’s average annual return was 3.17% for Admiral Shares. The fund’s result was in line with its benchmark index and exceeded the average return of peer funds.

The fund’s success in tracking its benchmark is a testament to the skill of its advisor, Vanguard Equity Index Group. The group relies on its proven portfolio management strategies to produce benchmark-tracking returns regardless of external market conditions. At the same time, the fund’s low costs help you keep more of the market’s returns.

Vanguard’s outlook for investors: Not bearish, but cautious

In Vanguard’s recently published global economic and investment outlook, Global Chief
Economist Joseph Davis and his team discuss various market and economic events 2016 may bring, along with challenges and opportunities for investors.

Our forecast includes “frustratingly fragile” economic growth and more modest long-term returns from the global stock and bond markets. The report cautions that for the decade ending
2025, returns for a balanced portfolio are likely to be moderately below historical averages.

Our simulations indicate that the average annualized returns of a 60% equity/40% bond portfolio for the decade are most likely to be centered in the 3%–5% range after inflation, below the actual average after-inflation return of 5.5% for the same portfolio since 1926.

Even so, Vanguard’s steadfast belief in its principles for investing success—focusing on clear goals, a suitable asset allocation, low costs, and long-term discipline—remains unchanged.

For more information about our expectations and the probability of various outcomes, see
Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.

IMPORTANT: The projections or other information generated by the Vanguard Capital Markets Model® (VCMM)
regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. Distribution of return outcomes from VCMM, derived from
10,000 simulations for U.S. equity returns and fixed income returns. Simulations as of September 30, 2015.
Results from the model may vary with each use and over time. For more information, please see page 7.

6

Although developed markets returns were disappointing in this period, we continue to see great value in broad global diversification. A portfolio that includes both U.S. and international stocks and other asset classes can provide some cushion for investors to weather the inevitable variations in global market performance.

To reach your long-term goals, be realistic and try to save more

Although there have been times when it felt as if stocks and bonds were riding a roller coaster, the markets have generally risen in recent years. The broad global stock market in particular has posted some impressive gains since its turnaround began in 2009.

But 2015 served as a reminder that markets aren’t always favorable. The U.S. stock and bond markets were barely positive, and international stocks and unhedged bonds finished in the red.

In Vanguard’s recently updated long-term look at the economy and markets, our global economists explain why they expect economic growth to remain “frustratingly fragile,” and why their outlook for stock and bond markets is the most guarded since 2006. (For more details, see the box on page 6 and Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.)

Given these muted expectations, what’s the best course of action? I’ve often encouraged shareholders to focus on the things they can control. That advice holds true today.

IMPORTANT: The projections or other information generated by the Vanguard Capital Markets Model (VCMM)
regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.
The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.
The VCMM is a proprietary financial simulation tool developed and maintained by Vanguard’s primary investment research and advice teams. The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S. and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the VCMM is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data from as early as 1960. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

7

Consider saving more than you think you may need. That’s one way you can prepare for the volatility that may lie ahead, particularly as markets adjust to changes in policies from the Fed and other central banks.

And, as always, investors would be well-served to follow Vanguard’s principles for investing success:

• Goals. Create clear, appropriate investment goals.

• Balance. Develop a suitable asset allocation using broadly diversified funds.

• Cost. Minimize cost.

• Discipline. Maintain perspective and long-term discipline.

As with saving, each of these principles is within your control, and focusing on them can keep you on the right path.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 19, 2016

8

Developed Markets Index Fund

Fund Profile
As of December 31, 2015

Share-Class Characteristics

	Investor		Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	VDVIX	VEA	VTMGX	VTMNX	VDIPX
Expense Ratio1	0.20%	0.09%	0.09%	0.07%	0.06%

Portfolio Characteristics
		FTSE
		Developed	FTSE
		All Cap	Global
		ex US	All Cap
		Transition	ex US
	Fund	Index	Index
Number of Stocks	3,701	3,733	5,721
Median Market Cap	$29.6B	$30.6B	$21.7B
Price/Earnings Ratio	18.2x	18.0x	18.1x
Price/Book Ratio	1.6x	1.6x	1.6x
Return on Equity	14.4%	14.4%	14.7%
Earnings Growth
Rate	10.6%	10.7%	11.3%
Dividend Yield	3.0%	3.0%	2.9%
Turnover Rate	3%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
		FTSE
		Developed	FTSE
		All Cap	Global
		ex US	All Cap
		Transition	ex US
	Fund	Index	Index
Basic Materials	6.4%	6.4%	6.5%
Consumer Goods	19.5	19.7	16.6
Consumer Services	8.6	8.5	8.9
Financials	24.8	24.7	26.3
Health Care	10.5	10.6	8.7
Industrials	13.9	13.8	14.1
Oil & Gas	4.6	4.5	5.6
Technology	3.8	3.7	5.4
Telecommunications	4.4	4.5	4.5
Utilities	3.5	3.6	3.4

Volatility Measures

		FTSE Global
		All Cap
	Spliced Dev	ex US
	ex US Index	Index
R-Squared	0.98	0.95
Beta	0.98	0.99

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Nestle SA	Food Products	1.7%
Roche Holding AG	Pharmaceuticals	1.4
Novartis AG	Pharmaceuticals	1.3
Toyota Motor Corp.	Automobiles	1.2
HSBC Holdings plc	Banks	1.1
Royal Dutch Shell plc	Integrated Oil & Gas	1.0
Samsung Electronics Co. Consumer
Ltd.	Electronics	1.0
Unilever	Personal Products	0.9
Novo Nordisk A/S	Pharmaceuticals	0.8
Commonwealth Bank of
Australia	Banks	0.8
Top Ten		11.2%
The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of portfolio)

1 The expense ratios shown are from the prospectus dated April 29, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2015, the expense ratios were 0.20% for Investor Shares, 0.09% for FTSE Developed Markets ETF Shares, 0.09% for
Admiral Shares, 0.07% for Institutional Shares, and 0.06% for Instituional Plus Shares.

9

Developed Markets Index Fund

Market Diversification (% of equity exposure)
		FTSE
		Developed	FTSE
		All Cap	Global
		ex US	All Cap
		Transition	ex US
	Fund	Index	Index
Europe
United Kingdom	18.5%	18.5%	14.6%
France	8.5	8.4	6.3
Switzerland	8.4	8.5	6.3
Germany	8.3	8.3	6.3
Spain	2.9	2.9	2.2
Netherlands	2.7	2.7	2.1
Sweden	2.6	2.7	2.2
Italy	2.2	2.2	1.9
Denmark	1.8	1.8	1.4
Belgium	1.4	1.3	1.1
Other	2.1	2.3	1.9
Subtotal	59.4%	59.6%	46.3%
Pacific
Japan	23.3%	23.4%	18.2%
Australia	6.5	6.4	5.0
South Korea	4.0	4.0	3.3
Hong Kong	3.3	3.3	2.6
Singapore	1.2	1.2	1.0
Other	0.2	0.2	0.2
Subtotal	38.5%	38.5%	30.3%
Emerging Markets	0.0%	0.0%	17.0%
North America
Canada	1.2%	1.2%	5.8%
United States	0.2	0.0	0.0
Subtotal	1.4%	1.2%	5.8%
Middle East	0.7%	0.7%	0.6%

10

Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: July 20, 2007, Through December 31, 2015
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2015

				Since	Final Value
		One	Five	Inception	of a $10,000
		Year	Years	(7/20/2007)	Investment

	FTSE Developed Markets ETF Shares
	Net Asset Value	-0.21%	3.57%	-0.55%	$9,548
	FTSE Developed Markets ETF Shares
	Market Price	-0.38	3.47	-0.58	9,517

••••••••	Spliced Developed ex US Index	-0.28	3.72	-0.68	9,443

– – – –	International Funds Average	-1.32	2.64	-0.99	9,197
	FTSE Global All Cap ex US Index	-4.29	1.51	-0.66	9,454

For a benchmark description, see the Glossary.
International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(12/19/2013)	Investment
Developed Markets Index Fund Investor
Shares	-0.29%	-1.44%	$9,710
Spliced Developed ex US Index	-0.28	-1.04	9,791
FTSE Global All Cap ex US Index	-4.29	-2.45	9,509
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

11

Developed Markets Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2015

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Developed Markets Index Fund Admiral
Shares	-0.18%	3.58%	3.17%	$13,659
Spliced Developed ex US Index	-0.28	3.72	3.09	13,551
FTSE Global All Cap ex US Index	-4.29	1.51	3.64	14,291

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Developed Markets Index Fund Institutional
Shares	-0.17%	3.59%	3.22%	$6,865,796

Spliced Developed ex US Index	-0.28	3.72	3.09	6,775,588

FTSE Global All Cap ex US Index	-4.29	1.51	3.64	7,145,669

		Since	Final Value
	One	Inception	of a $100,000,000
	Year	(4/1/2014)	Investment
Developed Markets Index Fund Institutional
Plus Shares	-0.21%	-3.98%	$93,132,260
Spliced Developed ex US Index	-0.28	-3.49	93,968,330
FTSE Global All Cap ex US Index	-4.29	-5.12	91,202,476
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: July 20, 2007, Through December 31, 2015
			Since
	One	Five	Inception
	Year	Years	(7/20/2007)
FTSE Developed Markets ETF Shares Market Price	-0.38%	18.62%	-4.83%
FTSE Developed Markets ETF Shares Net Asset
Value	-0.21	19.15	-4.52
Spliced Developed ex US Index	-0.28	20.01	-5.57
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

12

Developed Markets Index Fund

Fiscal-Year Total Returns (%): July 20, 2007, Through December 31, 2015

For a benchmark description, see the Glossary.

13

Developed Markets Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2015

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Commonwealth Bank of Australia	6,596,351	407,818	0.8%
Westpac Banking Corp.	13,001,150	315,147	0.6%
Australia & New Zealand Banking Group Ltd.	11,254,253	227,110	0.4%
National Australia Bank Ltd.	10,158,845	221,686	0.4%
1 Australia—Other †		2,239,930	4.2%
		3,411,691	6.4%

Austria †		100,525	0.2%

Belgium
Anheuser-Busch InBev SA/NV	3,120,090	388,289	0.7%
Belgium—Other †		328,811	0.6%
		717,100	1.3%

Canada †		647,905	1.2%

Denmark
Novo Nordisk A/S Class B	7,208,503	417,359	0.8%
Denmark—Other †		527,112	1.0%
		944,471	1.8%

Finland †		474,274	0.9%

France
Sanofi	4,404,647	375,374	0.7%
TOTAL SA	8,071,080	361,840	0.7%
BNP Paribas SA	3,789,155	214,381	0.4%
AXA SA	7,499,390	204,911	0.4%
1 France—Other †		3,319,327	6.2%
		4,475,833	8.4%

14

Developed Markets Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Germany
Bayer AG	3,226,473	402,958	0.7%
Allianz SE	1,766,775	311,445	0.6%
Daimler AG	3,711,917	310,147	0.6%
Siemens AG	3,066,875	296,709	0.6%
SAP SE	3,467,777	275,181	0.5%
BASF SE	3,583,885	273,015	0.5%
* Deutsche Telekom AG	12,289,306	220,725	0.4%
1 Germany—Other †		2,310,257	4.3%
		4,400,437	8.2%

Greece †		19,857	0.0%

Hong Kong
AIA Group Ltd.	46,826,118	279,790	0.5%
1 Hong Kong—Other †		1,504,056	2.8%
		1,783,846	3.3%

Ireland †		160,282	0.3%

Israel
Teva Pharmaceutical Industries Ltd.	3,666,921	239,233	0.4%
Israel—Other †		145,948	0.3%
		385,181	0.7%

[1]Italy †		1,189,924	2.2%

Japan
Toyota Motor Corp.	10,452,674	643,665	1.2%
Mitsubishi UFJ Financial Group Inc.	54,036,917	334,718	0.6%
Honda Motor Co. Ltd.	6,958,493	222,404	0.4%
Mizuho Financial Group Inc.	96,168,257	192,337	0.4%
Japan—Other †		10,973,833	20.5%
		12,366,957	23.1%
Netherlands
Unilever NV	6,073,506	264,553	0.5%
ING Groep NV	15,008,021	203,060	0.4%
1 Netherlands—Other †		977,345	1.8%
		1,444,958	2.7%

New Zealand †		113,856	0.2%

[1]Norway †		289,517	0.5%

Portugal †		80,919	0.2%

[1]Singapore †		640,455	1.2%

South Korea
Samsung Electronics Co. Ltd.	311,723	332,478	0.6%
South Korea—Other †		1,786,993	3.4%
		2,119,471	4.0%

15

Developed Markets Index Fund

				Market	Percentage
				Value•	of Net
			Shares	($000)	Assets
Spain
	Banco Santander SA		55,770,416	274,357	0.5%
1	Spain—Other †			1,246,318	2.3%
				1,520,675	2.8%

[1]Sweden †				1,417,157	2.7%

Switzerland
	Nestle SA		12,149,820	901,945	1.7%
	Roche Holding AG		2,691,906	745,950	1.4%
	Novartis AG		8,330,377	716,573	1.3%
	UBS Group AG		13,690,057	265,580	0.5%
1	Switzerland—Other †			1,892,087	3.5%
				4,522,135	8.4%
United Kingdom
	HSBC Holdings plc		75,627,962	597,027	1.1%
	British American Tobacco plc		7,220,019	400,959	0.8%
	GlaxoSmithKline plc		19,005,387	383,832	0.7%
	BP plc		70,775,423	367,800	0.7%
	Royal Dutch Shell plc Class A		15,074,802	341,434	0.6%
	Vodafone Group plc		103,038,698	334,132	0.6%
	AstraZeneca plc		4,930,679	333,056	0.6%
	Diageo plc		9,711,063	265,189	0.5%
	Lloyds Banking Group plc		239,104,787	257,277	0.5%
	Reckitt Benckiser Group plc		2,485,263	229,954	0.4%
	BT Group plc		32,427,055	225,161	0.4%
	Prudential plc		9,922,553	223,551	0.4%
	SABMiller plc		3,665,234	219,270	0.4%
	Royal Dutch Shell plc Class B		9,490,159	216,291	0.4%
	Barclays plc		65,106,154	209,563	0.4%
	National Grid plc		14,589,762	201,217	0.4%
	Unilever plc		4,675,723	200,553	0.4%
	Imperial Tobacco Group plc		3,726,143	196,807	0.4%
	BG Group plc		13,217,641	191,602	0.4%
1	United Kingdom—Other †			4,416,278	8.2%
				9,810,953	18.3%
Total Common Stocks (Cost $52,830,528)				53,038,379	99.0%[2]

		Coupon
Temporary Cash Investments
Money Market Fund
3,[4]	Vanguard Market Liquidity Fund	0.363%	840,518,811	840,519	1.5%

[5,6]U.S. Government and Agency Obligations †				99,460	0.2%
Total Temporary Cash Investments (Cost $940,005)				939,979	1.7%[2]
[7]Total Investments (Cost $53,770,533)				53,978,358	100.7%

16

Developed Markets Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	4,683
Receivables for Investment Securities Sold	6,175
Receivables for Accrued Income	128,253
Receivables for Capital Shares Issued	92,339
Other Assets	45,264
Total Other Assets	276,714	0.5%
Liabilities
Payables for Investment Securities Purchased	(3,630)
Collateral for Securities on Loan	(537,516)
Payables for Capital Shares Redeemed	(71,745)
Payables to Vanguard	(22,248)
Other Liabilities	(24,735)
Total Liabilities	(659,874)	(1.2%)
Net Assets	53,595,198	100.0%

At December 31, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	54,523,728
Overdistributed Net Investment Income	(28,115)
Accumulated Net Realized Losses	(1,106,217)
Unrealized Appreciation (Depreciation)
Investment Securities	207,825
Futures Contracts	10,145
Forward Currency Contracts	(6,359)
Foreign Currencies	(5,809)
Net Assets	53,595,198

Investor Shares—Net Assets
Applicable to 113,692,940 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,039,975
Net Asset Value Per Share—Investor Shares	$9.15

ETF Shares—Net Assets
Applicable to 796,962,493 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	29,287,676
Net Asset Value Per Share—ETF Shares	$36.75

Admiral Shares—Net Assets
Applicable to 670,419,166 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,921,417
Net Asset Value Per Share—Admiral Shares	$11.82

17

Developed Markets Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 684,128,199 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	8,093,122
Net Asset Value Per Share—Institutional Shares	$11.83

Institutional Plus Shares—Net Assets
Applicable to 392,207,506 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,253,008
Net Asset Value Per Share—Institutional Plus Shares	$18.49

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the aggregate value of these securities was $132,047,000, representing 0.2% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.8%, respectively, of net assets.
3 Includes $537,516,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Securities with a value of $30,965,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $8,005,000 have been segregated as collateral for open forward currency contracts.
7 The total value of securities on loan is $503,221,000.
See accompanying Notes, which are an integral part of the Financial Statements.

18

Developed Markets Index Fund

Statement of Operations

Year Ended
December 31, 2015
($000)
Investment Income
Income
Dividends[1]	1,456,119
Interest[2]	665
Securities Lending	39,975
Total Income	1,496,759
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,524
Management and Administrative—Investor Shares	1,953
Management and Administrative—ETF Shares	16,087
Management and Administrative—Admiral Shares	4,204
Management and Administrative—Institutional Shares	3,748
Management and Administrative—Institutional Plus Shares	2,612
Marketing and Distribution—Investor Shares	249
Marketing and Distribution—ETF Shares	2,847
Marketing and Distribution—Admiral Shares	921
Marketing and Distribution—Institutional Shares	512
Marketing and Distribution—Institutional Plus Shares	339
Custodian Fees	5,393
Auditing Fees	55
Shareholders’ Reports—Investor Shares	20
Shareholders’ Reports—ETF Shares	657
Shareholders’ Reports—Admiral Shares	58
Shareholders’ Reports—Institutional Shares	25
Shareholders’ Reports—Institutional Plus Shares	4
Trustees’ Fees and Expenses	31
Total Expenses	43,239
Net Investment Income	1,453,520
Realized Net Gain (Loss)
Investment Securities Sold	610,202
Futures Contracts	(9,667)
Foreign Currencies and Forward Currency Contracts	(27,344)
Realized Net Gain (Loss)	573,191
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(2,519,008)
Futures Contracts	2,600
Foreign Currencies and Forward Currency Contracts	(3,326)
Change in Unrealized Appreciation (Depreciation)	(2,519,734)
Net Increase (Decrease) in Net Assets Resulting from Operations	(493,023)

1 Dividends are net of foreign withholding taxes of $76,357,000.
2 Interest income from an affiliated company of the fund was $574,000.
See accompanying Notes, which are an integral part of the Financial Statements.

19

Developed Markets Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,453,520	1,297,290
Realized Net Gain (Loss)	573,191	151,536
Change in Unrealized Appreciation (Depreciation)	(2,519,734)	(4,259,597)
Net Increase (Decrease) in Net Assets Resulting from Operations	(493,023)	(2,810,771)
Distributions
Net Investment Income
Investor Shares	(31,768)	(35,479)
ETF Shares	(765,004)	(771,236)
Admiral Shares	(202,028)	(165,209)
Institutional Shares	(226,831)	(200,275)
Institutional Plus Shares	(199,383)	(139,232)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(1,425,014)	(1,311,431)
Capital Share Transactions
Investor Shares	(268,886)	1,460,710
ETF Shares	6,197,663	7,338,607
Admiral Shares	2,148,455	4,563,205
Institutional Shares	623,195	7,942,013
Institutional Plus Shares	1,597,860	6,469,745
Net Increase (Decrease) from Capital Share Transactions	10,298,287	27,774,280
Total Increase (Decrease)	8,380,250	23,652,078
Net Assets
Beginning of Period	45,214,948	21,562,870
End of Period[1]	53,595,198	45,214,948
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($28,115,000) and ($41,949,000).

See accompanying Notes, which are an integral part of the Financial Statements.

20

Developed Markets Index Fund

Financial Highlights

Investor Shares
			Dec. 19,
	Year Ended		2013[1] to
	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013
Net Asset Value, Beginning of Period	$9.42	$10.34	$10.00
Investment Operations
Net Investment Income	. 261	. 337.008
Net Realized and Unrealized Gain (Loss) on Investments	(.276)	(. 919)	. 332
Total from Investment Operations	(. 015)	(. 582)	.340
Distributions
Dividends from Net Investment Income	(.255)	(.338)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(. 255)	(. 338)	—
Net Asset Value, End of Period	$9.15	$9.42	$10.34

Total Return[2]	-0.29%	-5.82%	3.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,040	$1,331	$0.1
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%[3]
Ratio of Net Investment Income to Average Net Assets	2.73%	3.22%	2.80%[3]
Portfolio Turnover Rate [4]	3%	4%	13%

1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Developed Markets Index Fund

Financial Highlights

FTSE Developed Markets ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$37.85	$41.53	$35.02	$30.44	$36.04
Investment Operations
Net Investment Income	1.096	1.395	1.099	1.035	1.067
Net Realized and Unrealized Gain (Loss)
on Investments	(1.125)	(3.681)	6.494	4.591	(5.609)
Total from Investment Operations	(.029)	(2.286)	7.593	5.626	(4.542)
Distributions
Dividends from Net Investment Income	(1.071)	(1.394)	(1.083)	(1.046)	(1.058)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.071)	(1.394)	(1.083)	(1.046)	(1.058)
Net Asset Value, End of Period	$36.75	$37.85	$41.53	$35.02	$30.44

Total Return	-0.21%	-5.71%	22.12%	18.60%	-12.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,288	$24,155	$19,021	$10,979	$6,435
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.84%	3.33%	2.91%	3.40%	3.31%
Portfolio Turnover Rate[1]	3%	4%	13%	7%	5%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Developed Markets Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$12.17	$13.35	$11.26	$9.79	$11.58
Investment Operations
Net Investment Income	. 352	. 450.353		.332	.342
Net Realized and Unrealized Gain (Loss)
on Investments	(. 358)	(1.180)	2.085	1.474	(1.794)
Total from Investment Operations	(. 006)	(.730)	2.438	1.806	(1.452)
Distributions
Dividends from Net Investment Income	(.344)	(.450)	(.348)	(.336)	(.338)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 344)	(.450)	(.348)	(.336)	(.338)
Net Asset Value, End of Period	$11.82	$12.17	$13.35	$11.26	$9.79

Total Return[1]	-0.18%	-5.66%	22.06%	18.56%	-12.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,921	$6,068	$2,060	$1,425	$1,229
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.84%	3.33%	2.91%	3.40%	3.31%
Portfolio Turnover Rate[2]	3%	4%	13%	7%	5%

The fund’s original Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011. The Investor Shares recommenced on December 19, 2013, and are presented separately.
1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Developed Markets Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$12.18	$13.37	$11.27	$9.79	$11.60
Investment Operations
Net Investment Income	. 354.452		.356	.336	.347
Net Realized and Unrealized Gain (Loss)
on Investments	(. 358)	(1.190)	2.094	1.483	(1.813)
Total from Investment Operations	(. 004)	(.738)	2.450	1.819	(1.466)
Distributions
Dividends from Net Investment Income	(.346)	(.452)	(.350)	(.339)	(.344)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 346)	(.452)	(.350)	(.339)	(.344)
Net Asset Value, End of Period	$11.83	$12.18	$13.37	$11.27	$9.79

Total Return[1]	-0.17%	-5.72%	22.15%	18.70%	-12.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,093	$7,743	$482	$332	$294
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.86%	3.35%	2.93%	3.43%	3.35%
Portfolio Turnover Rate[2]	3%	4%	13%	7%	5%

1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Developed Markets Index Fund

Financial Highlights

Institutional Plus Shares
	Year	April 1,
	Ended	2014[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2015	2014
Net Asset Value, Beginning of Period	$19.05	$20.90
Investment Operations
Net Investment Income	. 558.438
Net Realized and Unrealized Gain (Loss) on Investments	(.573)	(1.798)
Total from Investment Operations	(.015)	(1.360)
Distributions
Dividends from Net Investment Income	(.545)	(.490)
Distributions from Realized Capital Gains	—	—
Total Distributions	(. 545)	(.490)
Net Asset Value, End of Period	$18.49	$19.05

Total Return	-0.21%	-6.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,253	$5,918
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%[2]
Ratio of Net Investment Income to Average Net Assets	2.87%	2.92%[2]
Portfolio Turnover Rate [3]	3%	4%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Developed Markets Index Fund

Notes to Financial Statements

Vanguard Developed Markets Index Fund (formerly known as Vanguard Tax-Managed International Fund) is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a

26

Developed Markets Index Fund

fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearing-house, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended December 31, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

27

Developed Markets Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2015, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

28

Developed Markets Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2015, the fund had contributed to Vanguard capital in the amount of $4,683,000, representing 0.01% of the fund’s net assets and 1.87% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	719,227	52,319,152	—
Temporary Cash Investments	840,519	99,460	—
Futures Contracts—Liabilities[1]	(1,830)	—	—
Forward Currency Contracts—Assets	—	12,174	—
Forward Currency Contracts—Liabilities	—	(18,533)	—
Total	1,557,916	52,412,253	—
1 Represents variation margin on the last day of the reporting period.

29

Developed Markets Index Fund

D. At December 31, 2015, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	12,174	12,174
Other Liabilities	(1,830)	(18,533)	(20,363)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended December 31, 2015, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(9,667)	—	(9,667)
Forward Currency Contracts	—	(12,507)	(12,507)
Realized Net Gain (Loss) on Derivatives	(9,667)	(12,507)	(22,174)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	2,600	—	2,600
Forward Currency Contracts	—	(2,364)	(2,364)
Change in Unrealized Appreciation (Depreciation) on Derivatives	2,600	(2,364)	236

At December 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EUROSTOXX 50 Index	March 2016	4,219	150,418	2,788
E-mini S&P 500 Index	March 2016	1,112	113,168	15
FTSE 100 Index	March 2016	1,057	96,560	4,490
Topix Index	March 2016	685	88,120	(201)
S&P ASX 200 Index	March 2016	457	43,698	3,053
				10,145

Unrealized appreciation (depreciation) on open Dow Jones EUROSTOXX 50 Index, E-mini S&P 500 Index, and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

30

Developed Markets Index Fund

At December 31, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	3/23/2016	EUR	319,843	USD	353,767	(5,422)
Bank of America, N.A.	3/23/2016	GBP	157,058	USD	237,946	(6,378)
Bank of America, N.A.	3/15/2016	JPY	16,983,589	USD	138,077	3,489
BNP Paribas	3/15/2016	JPY	12,106,543	USD	98,456	2,457
JPMorgan Chase Bank, N.A.	3/22/2016	AUD	127,847	USD	91,310	1,473
Goldman Sachs International	3/23/2016	EUR	41,703	USD	47,933	(2,514)
Goldman Sachs International	3/15/2016	JPY	5,418,000	USD	44,852	310
Morgan Stanley Capital Services LLC	3/22/2016	AUD	24,865	USD	17,740	305
Citibank, N.A.	3/15/2016	USD	153,348	JPY	18,630,535	(1,946)
JPMorgan Chase Bank, N.A.	3/23/2016	USD	107,704	EUR	99,110	(237)
Citibank, N.A.	3/23/2016	USD	78,928	GBP	52,966	834
Goldman Sachs International	3/22/2016	USD	69,764	AUD	98,252	(1,540)
Credit Suisse International	3/23/2016	USD	47,557	EUR	41,703	2,137
BNP Paribas	3/23/2016	USD	45,329	EUR	41,834	(233)
BNP Paribas	3/23/2016	USD	42,997	EUR	39,217	285
BNP Paribas	3/23/2016	USD	35,605	GBP	23,899	369
JPMorgan Chase Bank, N.A.	3/23/2016	USD	26,991	GBP	17,993	464
BNP Paribas	3/15/2016	USD	20,935	JPY	2,534,195	(189)
JPMorgan Chase Bank, N.A.	3/23/2016	USD	6,717	EUR	6,139	32
JPMorgan Chase Bank, N.A.	3/15/2016	USD	6,627	JPY	802,480	(62)
UBS AG	3/23/2016	USD	2,412	GBP	1,627	13
JPMorgan Chase Bank, N.A.	3/22/2016	USD	891	AUD	1,244	(12)
Morgan Stanley Capital Services LLC	3/23/2016	USD	147	EUR	129	6
						(6,359)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At December 31, 2015, the counterparty had deposited in segregated accounts securities with a value of $1,888,000 in connection with amounts due to the fund for open forward currency contracts.

31

Developed Markets Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2015, the fund realized net foreign currency losses of $14,837,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to overdistributed net investment income. Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended December 31, 2015, the fund sold passive foreign investment companies with unrealized gains that had been either included in the fund’s current and prior periods’ taxable income, or distributed by the acquired fund prior to merger and included in unrealized appreciation on securities acquired by merger in April 2014 (see Note H). Accordingly, $7,838,000 has been reclassified from accumulated net realized losses to overdistributed net investment income, and $7,673,000 has been reclassified from overdistributed net investment income to paid-in capital. Passive foreign investment companies held at December 31, 2015, had unrealized appreciation of $66,903,000, of which $24,599,000 has been distributed and is reflected in the balance of overdistributed net investment income, and $42,304,000 represents the unrealized appreciation at merger date on lots acquired by merger in April 2014 and still held at December 31, 2015.

During the year ended December 31, 2015, the fund realized $548,502,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2015, the fund had $16,611,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $28,455,000 to offset taxable capital gains realized during the year ended December 31, 2015. At December 31, 2015, the fund had available capital losses totaling $1,105,283,000 to offset future net capital gains. Of this amount, $781,597,000 is subject to expiration dates; $408,342,000 may be used to offset future net capital gains through December 31, 2016, and $373,255,000 through December 31, 2017. Capital losses of $323,686,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. Capital loss carryforwards of $820,581,000 expired on December 31, 2015; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At December 31, 2015, the cost of investment securities for tax purposes was $53,837,436,000. Net unrealized appreciation of investment securities for tax purposes was $140,922,000, consisting of unrealized gains of $6,799,298,000 on securities that had risen in value since their purchase and $6,658,376,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2015, the fund purchased $13,052,965,000 of investment securities and sold $2,960,716,000 of investment securities, other than temporary cash investments. Purchases and sales include $5,563,926,000 and $1,312,690,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

32

Developed Markets Index Fund

G. Capital share transactions for each class of shares were:
	Year Ended December 31,
	2015		2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	268,560	27,677	230,538	22,845
Issued in Connection with Acquisition of
Vanguard Developed Markets Index Fund[1]	—	—	1,677,834	163,039
Issued in Lieu of Cash Distributions	27,012	2,775	30,334	2,969
Redeemed	(564,458)	(58,066)	(477,996)	(47,556)
Net Increase (Decrease)—Investor Shares	(268,886)	(27,614)	1,460,710	141,297
ETF Shares
Issued	7,251,525	184,779	7,338,607	180,138
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,053,862)	(26,000)	—	—
Net Increase (Decrease)—ETF Shares	6,197,663	158,779	7,338,607	180,138
Admiral Shares
Issued	3,752,835	302,174	2,081,872	160,055
Issued in Connection with Acquisition of
Vanguard Developed Markets Index Fund[1]	—	—	3,262,803	245,296
Issued in Lieu of Cash Distributions	169,469	13,576	139,153	10,618
Redeemed	(1,773,849)	(143,937)	(920,623)	(71,618)
Net Increase (Decrease) —Admiral Shares	2,148,455	171,813	4,563,205	344,351
Institutional Shares
Issued	2,562,273	205,112	2,221,853	171,218
Issued in Connection with Acquisition of
Vanguard Developed Markets Index Fund[1]	—	—	7,326,183	550,218
Issued in Lieu of Cash Distributions	210,738	16,858	183,800	13,958
Redeemed	(2,149,816)	(173,400)	(1,789,823)	(135,930)
Net Increase (Decrease) —Institutional Shares	623,195	48,570	7,942,013	599,464
Institutional Plus Shares[2]
Issued	2,687,702	136,253	1,913,447	92,578
Issued in Connection with Acquisition of
Vanguard Developed Markets Index Fund[1]	—	—	5,176,319	248,740
Issued in Lieu of Cash Distributions	189,239	9,680	134,325	6,537
Redeemed	(1,279,081)	(64,434)	(754,346)	(37,147)
Net Increase (Decrease) —Institutional Plus Shares	1,597,860	81,499	6,469,745	310,708

1 Effective April 4, 2014, Vanguard Developed Markets Index Fund merged into Vanguard Tax-Managed International Fund, and the combined fund was renamed Vanguard Developed Markets Index Fund.
2 Inception was April 1, 2014, for Institutional Plus Shares.

33

Developed Markets Index Fund

H. On April 4, 2014, the Vanguard Tax-Managed International Fund acquired all of the net assets of Vanguard Developed Markets Index Fund pursuant to a plan of reorganization approved by the funds’ board of trustees on September 26, 2013. The purpose of the transaction was to combine two funds with similar investment strategies. The acquisition was accomplished by a tax-free exchange of 1,207,293,000 shares of Vanguard Tax-Managed International Fund for the 930,508,000 shares of Vanguard Developed Markets Index Fund outstanding on April 4, 2014. Each class of shares of Vanguard Developed Markets Index Fund was exchanged for the like class of shares of Vanguard Tax-Managed International Fund. Vanguard Developed Markets Index Fund’s net assets of $17,443,139,000, including $3,320,421,000 of unrealized appreciation, were combined with Vanguard Tax-Managed International Fund’s net assets of $24,394,239,000, resulting in combined net assets of $41,837,378,000 on April 4, 2014. Immediately following the merger, Vanguard Tax-Managed International Fund was renamed Vanguard Developed Markets Index Fund.

I. Management has determined that no material events or transactions occurred subsequent to December 31, 2015, that would require recognition or disclosure in these financial statements.

34

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard Tax-Managed Funds and the Shareholders of Vanguard Developed Markets Index Fund: In our opinion, the accompanying statement of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Developed Markets Index Fund (constituting a separate portfolio of Vanguard Tax-Managed Funds, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.

We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2016

Special 2015 tax information (unaudited) for Vanguard Developed Markets Index Fund

This information for the fiscal year ended December 31, 2015, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $1,158,535,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $1,310,159,000 and foreign taxes paid of $73,280,000. Shareholders will receive more detailed information with their Form 1099-DIV in
January 2016 to determine the calendar-year amounts to be included on their 2015 tax returns.

35

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.) The table shows returns for one share class only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: FTSE Developed Markets ETF Shares
Periods Ended December 31, 2015

			Since
	One	Five	Inception
	Year	Years	(7/20/2007)
Returns Before Taxes	-0.21%	3.57%	-0.55%
Returns After Taxes on Distributions	-0.88	2.99	-0.98
Returns After Taxes on Distributions and Sale of Fund Shares	0.44	2.90	-0.22

36

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

37

Six Months Ended December 31, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Developed Markets Index Fund	6/30/2015	12/31/2015	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$935.29	$0.98
FTSE Developed Markets ETF Shares	1,000.00	935.87	0.44
Admiral Shares	1,000.00	936.10	0.44
Institutional Shares	1,000.00	936.23	0.34
Institutional Plus Shares	1,000.00	935.84	0.29
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.20	$1.02
FTSE Developed Markets ETF Shares	1,000.00	1,024.75	0.46
Admiral Shares	1,000.00	1,024.75	0.46
Institutional Shares	1,000.00	1,024.85	0.36
Institutional Plus Shares	1,000.00	1,024.90	0.31

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.20% for Investor Shares, 0.09% for FTSE Developed Markets ETF Shares, 0.09% for Admiral Shares, 0.07% for Institutional
Shares, and 0.06% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

38

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

39

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Developed ex US Index: MSCI EAFE Index through May 28, 2013; FTSE Developed ex
North America Index through December 20, 2015; FTSE Developed All Cap ex US Transition Index
thereafter. Benchmark returns are adjusted for withholding taxes.

40

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 194 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International PLC (diversified manufacturing and
the investment companies served by The Vanguard	services), Hewlett-Packard Co. (electronic computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive PLC
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at New
President of The Vanguard Group, and of each of	Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and	appointments in the Department of Philosophy, School
Other Experience: Executive Chief Staff and	of Arts and Sciences, and at the Graduate School of
Marketing Officer for North America and Corporate	Education, University of Pennsylvania; Trustee of the
Vice President (retired 2008) of Xerox Corporation	National Constitution Center; Chair of the Presidential
(document management products and services);	Commission for the Study of Bioethical Issues.
Executive in Residence and 2009–2010 Distinguished
Minett Professor at the Rochester Institute of	JoAnn Heffernan Heisen
Technology; Director of SPX Corporation (multi-industry	Born 1950. Trustee Since July 1998. Principal
manufacturing), the United Way of Rochester, the	Occupation(s) During the Past Five Years and
University of Rochester Medical Center, Monroe	Other Experience: Corporate Vice President and
Community College Foundation, and North Carolina	Chief Global Diversity Officer (retired 2008) and
A&T University.	Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee; Board Member of	Heidi Stam
TIFF Advisory Services, Inc., and Catholic Investment	Born 1956. Secretary Since July 2005. Principal
Services, Inc. (investment advisors); Member of	Occupation(s) During the Past Five Years and Other
the Investment Advisory Committee of Major	Experience: Managing Director of The Vanguard
League Baseball.	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing	Mortimer J. Buckley	Chris D. McIsaac
Partner of HighVista Strategies LLC (private investment	Kathleen C. Gubanich	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Paul A. Heller	Thomas M. Rampulla
the Museum of Fine Arts Boston.	Martha G. King	Glenn W. Reed
	John T. Marcante	Karin A. Risi
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	Chairman Emeritus and Senior Advisor
Experience: President and Chief Operating Officer	John J. Brennan
(retired 2010) of Corning Incorporated (communications	Chairman, 1996–2009
equipment); Trustee of Colby-Sawyer College;	Chief Executive Officer and President, 1996–2008
Member of the Advisory Board of the Norris Cotton
Cancer Center and of the Advisory Board of the
Parthenon Group (strategy consulting).	Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

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with the offering of shares of any Vanguard	are trademarks of the London Stock Exchange Group
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information purposes only. No responsibility or liability
All comparative mutual fund data are from Lipper, a	can be accepted by the London Stock Exchange Group
Thomson Reuters Company, or Morningstar, Inc., unless	companies nor its licensors for any errors or for any
otherwise noted.	loss from use of this publication. Neither the London
You can obtain a free copy of Vanguard’s proxy voting	Stock Exchange Group companies nor any of its
guidelines by visiting vanguard.com/proxyreporting or by	licensors make any claim, prediction, warranty or
calling Vanguard at 800-662-2739. The guidelines are	representation whatsoever, expressly or impliedly,
also available from the SEC’s website, sec.gov. In	either as to the results to be obtained from the use of
addition, you may obtain a free report on how your fund	the FTSE Indexes or the fitness or suitability of the
voted the proxies for securities it owned during the 12	Indexes for any particular purpose to which they might
months ended June 30. To get the report, visit either	be put.
vanguard.com/proxyreporting or sec.gov.	The Industry Classification Benchmark (”ICB”) is owned
You can review and copy information about your fund at	by FTSE. FTSE does not accept any liability to any
the SEC’s Public Reference Room in Washington, D.C. To	person for any loss or damage arising out of any error
find out more about this public service, call the SEC at	or omission in the ICB.
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1270 022016

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, and André F. Perold.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2015: $154,000
Fiscal Year Ended December 31, 2014: $148,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2015: $7,000,200
Fiscal Year Ended December 31, 2014: $6,605,127

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2015: $2,899,096
Fiscal Year Ended December 31, 2014: $2,176,479

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended December 31, 2015: $353,389
Fiscal Year Ended December 31, 2014: $316,869

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended December 31, 2015: $202,313
Fiscal Year Ended December 31, 2014: $198,163

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2015: $555,702
Fiscal Year Ended December 31, 2014: $515,032

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Emerson U. Fullwood, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and Peter F. Volanakis.

Item 6: Investments.

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)

Common Stocks (99.0%)1
Australia (6.4%)
Commonwealth Bank of Australia	6,596,351	407,818
Westpac Banking Corp.	13,001,150	315,147
Australia & New Zealand Banking Group Ltd.	11,254,253	227,110
National Australia Bank Ltd.	10,158,845	221,686
BHP Billiton Ltd.	12,457,084	160,318
CSL Ltd.	1,821,281	138,855
Wesfarmers Ltd.	4,324,175	130,366
Woolworths Ltd.	4,917,582	87,251
Macquarie Group Ltd.	1,185,787	70,938
Telstra Corp. Ltd.	16,699,159	67,861
Scentre Group	19,955,077	60,527
Woodside Petroleum Ltd.	2,789,253	58,112
Transurban Group	7,416,496	56,217
Rio Tinto Ltd.	1,650,828	53,387
Westfield Corp.	7,487,807	51,516
Brambles Ltd.	6,023,367	50,445
QBE Insurance Group Ltd.	5,300,121	48,206
AMP Ltd.	11,290,838	47,574
Amcor Ltd.	4,583,329	44,528
Suncorp Group Ltd.	4,989,130	43,805
Insurance Australia Group Ltd.	9,458,001	37,984
AGL Energy Ltd.	2,634,472	34,473
Goodman Group	6,817,858	30,895
Caltex Australia Ltd.	1,046,329	28,600
* Newcrest Mining Ltd.	2,978,000	28,179
Vicinity Centres	13,844,315	28,086
APA Group	4,328,848	27,239
Stockland	9,126,376	27,092
Aurizon Holdings Ltd.	7,947,808	25,231
Ramsay Health Care Ltd.	505,606	24,862
GPT Group	6,830,075	23,654
ASX Ltd.	754,115	23,201
Origin Energy Ltd.	6,722,110	22,739
Asciano Ltd.	3,545,514	22,541
Oil Search Ltd.	4,552,380	22,158
James Hardie Industries plc	1,719,448	21,679
LendLease Group	2,017,946	20,820
Mirvac Group	14,437,439	20,668
Dexus Property Group	3,766,050	20,428
Sonic Healthcare Ltd.	1,574,841	20,390
Sydney Airport	4,248,400	19,553
Incitec Pivot Ltd.	6,595,992	18,848
Aristocrat Leisure Ltd.	2,446,716	18,066
Tatts Group Ltd.	5,621,745	17,848
Treasury Wine Estates Ltd.	2,829,213	16,987
Medibank Pvt Ltd.	10,578,635	16,495
Santos Ltd.	6,142,765	16,361
Orica Ltd.	1,442,797	16,165
Computershare Ltd.	1,909,497	16,068
* South32 Ltd.	20,774,247	15,959
Cochlear Ltd.	222,253	15,380
Bendigo & Adelaide Bank Ltd.	1,748,873	15,128
SEEK Ltd.	1,327,888	14,780
Bank of Queensland Ltd.	1,423,360	14,358
Challenger Ltd.	2,202,838	13,883
Coca-Cola Amatil Ltd.	2,038,860	13,748
Crown Resorts Ltd.	1,480,692	13,383
Healthscope Ltd.	6,832,886	13,167
Boral Ltd.	3,001,686	12,834
* Star Entertainment Grp Ltd.	3,154,818	11,576
Qantas Airways Ltd.	3,884,962	11,515

1

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Tabcorp Holdings Ltd.	3,184,283	10,842
	Ansell Ltd.	599,270	9,287
	TPG Telecom Ltd.	1,237,736	8,862
^	Fortescue Metals Group Ltd.	6,234,679	8,390
^	REA Group Ltd.	202,181	8,044
	Alumina Ltd.	9,565,672	7,983
	IOOF Holdings Ltd.	1,151,823	7,931
	Orora Ltd.	4,675,933	7,594
	AusNet Services	6,878,827	7,405
	Iluka Resources Ltd.	1,649,358	7,296
	DuluxGroup Ltd.	1,493,933	7,188
	BlueScope Steel Ltd.	2,238,904	7,148
	CIMIC Group Ltd.	388,903	6,822
^	Flight Centre Travel Group Ltd.	215,331	6,210
	Fairfax Media Ltd.	9,318,133	6,198
	Harvey Norman Holdings Ltd.	2,040,264	6,168
	Adelaide Brighton Ltd.	1,749,413	6,014
	Recall Holdings Ltd.	1,195,152	6,012
	Perpetual Ltd.	167,709	5,645
	ALS Ltd.	1,979,872	5,388
	Platinum Asset Management Ltd.	898,261	5,249
	Macquarie Atlas Roads Group	1,614,074	4,756
	Downer EDI Ltd.	1,667,303	4,337
	Shopping Centres Australasia Property Group	2,750,699	4,245
*,^	Metcash Ltd.	3,597,556	4,200
	Nufarm Ltd.	683,129	4,126
	CSR Ltd.	1,940,689	4,051
	Sims Metal Management Ltd.	653,128	3,418
	OZ Minerals Ltd.	1,165,950	3,409
	WorleyParsons Ltd.	872,882	2,928
	DUET Group	1,276,335	2,114
	Seven West Media Ltd.	3,528,291	1,976
	Domino's Pizza Enterprises Ltd.	33,777	1,409
	New Hope Corp. Ltd.	948,907	1,271
*,^	Whitehaven Coal Ltd.	2,334,246	1,178
	Magellan Financial Group Ltd.	58,001	1,140
	BT Investment Management Ltd.	111,481	1,037
	carsales.com Ltd.	119,451	1,012
	Veda Group Ltd.	453,805	921
	Investa Office Fund	307,682	891
	M2 Group Ltd.	98,021	811
^	JB Hi-Fi Ltd.	54,243	768
	Sirtex Medical Ltd.	25,138	728
	Qube Holdings Ltd.	382,418	664
	Northern Star Resources Ltd.	321,488	654
	Super Retail Group Ltd.	78,201	646
	GrainCorp Ltd. Class A	99,558	622
	nib holdings Ltd.	240,802	614
	Charter Hall Group	184,521	606
	BWP Trust	263,257	603
	Vocus Communications Ltd.	110,283	601
	Cromwell Property Group	787,512	600
	Navitas Ltd.	174,852	591
	IRESS Ltd.	79,539	576
	InvoCare Ltd.	63,999	557
	G8 Education Ltd.	209,378	541
	Charter Hall Retail REIT	176,296	533
	Mantra Group Ltd.	143,989	527
	Evolution Mining Ltd.	498,071	506
	Aveo Group	214,232	488
	Nine Entertainment Co. Holdings Ltd.	346,941	478
	Spotless Group Holdings Ltd.	585,572	459
	Primary Health Care Ltd.	269,067	455
	Premier Investments Ltd.	43,720	449

2

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Mayne Pharma Group Ltd.	419,205	428
	Automotive Holdings Group Ltd.	130,107	426
	Independence Group NL	231,290	424
	Ardent Leisure Group	246,348	403
	ARB Corp. Ltd.	33,835	395
	Abacus Property Group	170,095	394
	Myer Holdings Ltd.	444,254	384
*	Burson Group Ltd.	125,228	382
	Pact Group Holdings Ltd.	103,669	376
	Sigma Pharmaceuticals Ltd.	594,081	372
	Estia Health Ltd.	70,239	371
	Bega Cheese Ltd.	68,664	369
	Brickworks Ltd.	32,075	367
	Breville Group Ltd.	66,811	361
	Sandfire Resources NL	84,865	344
	Regis Resources Ltd.	200,989	340
	Genworth Mortgage Insurance Australia Ltd.	169,766	338
	SAI Global Ltd.	108,676	330
	FlexiGroup Ltd.	150,362	328
	Transpacific Industries Group Ltd.	570,263	326
	Japara Healthcare Ltd.	135,579	314
	Regis Healthcare Ltd.	73,947	313
*,2	MYOB Group Ltd.	131,552	311
	iSentia Group Ltd.	87,443	307
	Steadfast Group Ltd.	264,209	299
*	Syrah Resources Ltd.	105,488	297
	OzForex Group Ltd.	122,445	291
	GUD Holdings Ltd.	47,286	291
	Technology One Ltd.	80,280	288
	Australian Pharmaceutical Industries Ltd.	204,287	286
	McMillan Shakespeare Ltd.	29,300	282
*	Pacific Brands Ltd.	494,088	282
*	Broadspectrum Ltd.	276,863	280
	Gateway Lifestyle	125,869	277
	Cover-More Group Ltd.	168,355	270
	Tassal Group Ltd.	78,715	268
*	Costa Group Holdings Ltd.	134,273	265
	Retail Food Group Ltd.	78,789	264
	Village Roadshow Ltd.	48,523	261
	Southern Cross Media Group Ltd.	310,477	256
	Beach Energy Ltd.	713,821	254
^	GWA Group Ltd.	176,712	253
	Select Harvests Ltd.	40,096	247
	Asaleo Care Ltd.	208,613	241
	Programmed Maintenance Services Ltd.	132,595	238
	Monadelphous Group Ltd.	49,458	235
	Greencross Ltd.	46,287	225
	Mineral Resources Ltd.	75,439	218
*	NEXTDC Ltd.	121,350	211
	Altium Ltd.	61,310	207
*	Australian Agricultural Co. Ltd.	211,669	206
*	Virgin Australia Holdings Ltd.	623,306	206
	Growthpoint Properties Australia Ltd.	90,373	202
	Seven Group Holdings Ltd.	50,322	201
	Folkestone Education Trust	115,264	190
*	Ten Network Holdings Ltd.	1,528,618	188
*	Saracen Mineral Holdings Ltd.	411,526	184
*	APN News & Media Ltd.	480,240	182
	Western Areas Ltd.	111,960	181
*	Mesoblast Ltd.	134,250	179
	National Storage REIT	157,593	176
*	iProperty Group Ltd.	61,271	175
	Ingenia Communities Group	80,525	174
*	Highfield Resources Ltd.	142,540	168

3

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	UGL Ltd.	92,432	162
	UXC Ltd.	183,084	162
	TFS Corp. Ltd.	137,597	158
	Virtus Health Ltd.	33,280	157
	Webjet Ltd.	38,495	154
	Credit Corp. Group Ltd.	19,904	150
	Hotel Property Investments	75,791	147
*	Karoon Gas Australia Ltd.	113,961	146
*	Liquefied Natural Gas Ltd.	251,645	145
	GDI Property Group	226,366	141
*	Lynas Corp. Ltd.	1,921,525	137
*	Paladin Energy Ltd.	792,146	137
	Cabcharge Australia Ltd.	62,195	134
	Thorn Group Ltd.	83,956	132
	Ainsworth Game Technology Ltd.	79,331	132
	Tox Free Solutions Ltd.	64,100	131
	Reject Shop Ltd.	15,884	126
	STW Communications Group Ltd.	194,138	113
*	Billabong International Ltd.	63,022	112
	Slater & Gordon Ltd.	185,825	110
	RCR Tomlinson Ltd.	64,736	103
*	Drillsearch Energy Ltd.	220,361	98
*	AWE Ltd.	268,137	97
	Astro Japan Property Group	26,180	96
	Cedar Woods Properties Ltd.	31,322	92
*	Infigen Energy	275,694	88
	SMS Management & Technology Ltd.	40,310	88
	Decmil Group Ltd.	114,511	87
*	Starpharma Holdings Ltd.	159,652	87
	ERM Power Ltd.	73,331	84
	Acrux Ltd.	150,716	82
	Capitol Health Ltd.	386,744	78
	Beadell Resources Ltd.	759,163	78
	Cash Converters International Ltd.	197,399	75
*	Senex Energy Ltd.	732,051	74
*	Perseus Mining Ltd.	310,567	74
*,^	Mount Gibson Iron Ltd.	539,406	71
	Watpac Ltd.	93,170	70
*	Arrium Ltd.	1,639,341	69
	Cardno Ltd.	81,214	68
	MACA Ltd.	127,313	67
*	Horizon Oil Ltd.	1,083,336	62
*	Resolute Mining Ltd.	341,623	62
*	Kingsgate Consolidated Ltd.	179,802	48
*	Sundance Energy Australia Ltd.	372,680	46
*	BGP Holdings PLC	7,179,555	—
			3,411,691
Austria (0.2%)
*	Erste Group Bank AG	1,122,017	35,108
	OMV AG	558,696	15,859
	ANDRITZ AG	283,751	13,810
	voestalpine AG	440,314	13,468
*	Raiffeisen Bank International AG	452,126	6,626
	Vienna Insurance Group AG Wiener Versicherung Gruppe	148,754	4,069
	Telekom Austria AG	314,530	1,722
*	IMMOFINANZ AG	568,325	1,291
	Wienerberger AG	65,744	1,218
	CA Immobilien Anlagen AG	41,575	760
	BUWOG AG	34,887	757
	Oesterreichische Post AG	19,442	710
	Verbund AG	47,351	610
	Mayr Melnhof Karton AG	4,885	606
*	Conwert Immobilien Invest SE	36,498	557
	UNIQA Insurance Group AG	65,480	534

4

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Zumtobel Group AG	15,565	392
	Lenzing AG	4,741	357
	Schoeller-Bleckmann Oilfield Equipment AG	6,287	345
	RHI AG	15,443	302
	Strabag SE	11,018	282
	S IMMO AG	28,156	251
	Flughafen Wien AG	2,487	236
	EVN AG	20,615	235
	Semperit AG Holding	5,452	184
	Palfinger AG	4,203	120
	Kapsch TrafficCom AG	2,855	116
			100,525
Belgium (1.3%)
	Anheuser-Busch InBev SA/NV	3,120,090	388,289
	KBC Groep NV	1,074,342	67,175
	UCB SA	475,393	42,911
	Delhaize Group	399,548	38,887
	Ageas	815,521	37,852
^	Solvay SA Class A	273,713	29,213
	Groupe Bruxelles Lambert SA	314,228	26,888
	Proximus SADP	559,214	18,197
	Umicore SA	423,735	17,770
	Colruyt SA	257,985	13,272
*	Telenet Group Holding NV	190,663	10,304
	bpost SA	386,567	9,485
	Ackermans & van Haaren NV	14,519	2,133
	Ontex Group NV	38,858	1,382
	Cofinimmo SA	12,293	1,313
*	Galapagos NV	18,896	1,167
	Euronav NV	72,526	998
	Warehouses De Pauw CVA	8,464	747
	Elia System Operator SA/NV	16,056	747
	Melexis NV	12,385	675
	Gimv NV	13,000	655
	Befimmo SA	10,573	631
	Bekaert SA	20,397	629
*	AGFA-Gevaert NV	99,892	568
	D'ieteren SA/NV	15,116	565
	Cie d'Entreprises CFE	4,761	564
	KBC Ancora	10,954	462
*	Tessenderlo Chemie NV (Voting Shares)	14,176	423
	Ion Beam Applications	11,158	410
*	Mobistar SA	16,686	405
	Barco NV	5,401	361
	Kinepolis Group NV	7,679	345
	Econocom Group SA/NV	35,450	328
*,^	Nyrstar (Voting Shares)	184,726	320
	Van de Velde NV	4,098	280
*	BHF Kleinwort Benson Group	44,751	278
	Wereldhave Belgium NV	1,491	178
	EVS Broadcast Equipment SA	4,960	156
	Fagron	17,965	137
			717,100
Canada (1.2%)
	Royal Bank of Canada	829,500	44,451
	Toronto-Dominion Bank	1,033,400	40,508
	Bank of Nova Scotia	680,500	27,526
	Canadian National Railway Co.	391,400	21,880
	Suncor Energy Inc.	802,500	20,716
	Bank of Montreal	353,900	19,970
*	Valeant Pharmaceuticals International Inc.	174,500	17,726
	Manulife Financial Corp.	1,084,900	16,261
	Enbridge Inc.	468,900	15,588
	Brookfield Asset Management Inc. Class A	491,700	15,511

5

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
^ Canadian Imperial Bank of Commerce	220,200	14,512
Gildan Activewear Inc.	483,600	13,749
Canadian Natural Resources Ltd.	603,600	13,183
^ TransCanada Corp.	387,200	12,645
BCE Inc.	300,000	11,591
Sun Life Financial Inc.	336,300	10,487
Canadian Pacific Railway Ltd.	77,000	9,835
Alimentation Couche-Tard Inc. Class B	216,700	9,539
Magna International Inc.	214,100	8,683
Potash Corp. of Saskatchewan Inc.	457,000	7,827
Thomson Reuters Corp.	196,200	7,431
Rogers Communications Inc. Class B	199,600	6,884
^ Agrium Inc.	76,200	6,810
Loblaw Cos. Ltd.	126,800	5,988
* CGI Group Inc. Class A	145,200	5,813
Cenovus Energy Inc.	458,700	5,801
* Fairfax Financial Holdings Ltd.	12,100	5,744
Smart REIT	250,000	5,455
National Bank of Canada	185,600	5,407
Goldcorp Inc.	455,500	5,264
Barrick Gold Corp.	641,500	4,747
Imperial Oil Ltd.	145,000	4,724
Intact Financial Corp.	72,500	4,646
^ Pembina Pipeline Corp.	203,800	4,441
Restaurant Brands International Inc. (Toronto Shares)	115,900	4,335
Fortis Inc.	153,400	4,147
Great-West Lifeco Inc.	165,300	4,125
Power Corp. of Canada	191,600	4,007
Franco-Nevada Corp.	85,900	3,930
Shaw Communications Inc. Class B	224,800	3,867
Metro Inc.	132,300	3,704
Concordia Healthcare Corp.	90,545	3,700
Constellation Software Inc.	8,800	3,669
Dollarama Inc.	60,800	3,513
Canadian Tire Corp. Ltd. Class A	39,400	3,365
Saputo Inc.	139,500	3,337
^ Crescent Point Energy Corp.	276,700	3,224
Open Text Corp.	67,123	3,218
Agnico Eagle Mines Ltd.	119,700	3,146
TELUS Corp.	112,300	3,105
Onex Corp.	48,800	2,991
RioCan REIT	174,100	2,981
Inter Pipeline Ltd.	184,200	2,957
^ Power Financial Corp.	128,200	2,947
CCL Industries Inc. Class B	18,100	2,935
H&R REIT	200,000	2,898
CI Financial Corp.	129,300	2,859
Silver Wheaton Corp.	222,500	2,766
Keyera Corp.	92,200	2,683
Cameco Corp.	216,000	2,665
Restaurant Brands International Inc. (New York Shares)	70,000	2,615
Element Financial Corp.	212,900	2,570
SNC-Lavalin Group Inc.	83,600	2,484
* BlackBerry Ltd.	265,000	2,459
Canadian Utilities Ltd. Class A	105,000	2,424
Encana Corp.	462,800	2,351
^ ARC Resources Ltd.	189,000	2,281
George Weston Ltd.	27,800	2,149
ShawCor Ltd.	99,500	2,018
RONA Inc.	202,500	1,807
AltaGas Ltd.	80,600	1,800
Industrial Alliance Insurance & Financial Services Inc.	55,915	1,783
* Tourmaline Oil Corp.	106,700	1,723
^ Canadian Energy Services & Technology Corp.	603,200	1,691

6

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	CAE Inc.	151,900	1,685
	Husky Energy Inc.	162,300	1,678
^	WSP Global Inc.	54,500	1,674
	Methanex Corp.	50,000	1,651
	Canadian Oil Sands Ltd.	266,100	1,590
	Empire Co. Ltd.	84,700	1,576
^	Superior Plus Corp.	200,000	1,555
	Linamar Corp.	27,900	1,507
	Vermilion Energy Inc.	54,400	1,479
	First Quantum Minerals Ltd.	379,600	1,421
	Progressive Waste Solutions Ltd.	59,816	1,409
^	IGM Financial Inc.	53,400	1,364
^	Peyto Exploration & Development Corp.	75,400	1,355
^	PrairieSky Royalty Ltd.	85,500	1,354
	DH Corp.	59,100	1,351
	Canadian Apartment Properties REIT	68,700	1,333
	Finning International Inc.	94,200	1,272
	AutoCanada Inc.	71,351	1,245
	West Fraser Timber Co. Ltd.	32,600	1,238
	MacDonald Dettwiler & Associates Ltd.	20,200	1,215
	Canadian REIT	39,200	1,192
	Cineplex Inc.	34,500	1,186
	Ritchie Bros Auctioneers Inc.	48,500	1,169
	Eldorado Gold Corp.	392,200	1,162
^	Stantec Inc.	46,700	1,158
*	Kinross Gold Corp.	630,800	1,144
	Quebecor Inc. Class B	46,400	1,136
*	Turquoise Hill Resources Ltd.	442,300	1,122
	Atco Ltd.	41,774	1,078
	Tahoe Resources Inc.	122,800	1,062
^	Veresen Inc.	162,000	1,037
^	Whitecap Resources Inc.	158,100	1,036
*	Bombardier Inc. Class B	1,065,600	1,032
	Teck Resources Ltd. Class B	259,800	1,003
	Cominar REIT	92,400	982
*	Detour Gold Corp.	93,600	975
	Allied Properties REIT	42,300	965
	Yamana Gold Inc.	516,700	960
*	Lundin Mining Corp.	344,800	947
	TransForce Inc.	53,600	915
	Chartwell Retirement Residences	96,400	885
	Colliers International Group Inc.	19,381	865
*	Seven Generations Energy Ltd. Class A	88,500	862
	Toromont Industries Ltd.	37,800	862
^	Parkland Fuel Corp.	49,900	840
^	Hudson's Bay Co.	64,200	840
	Stella-Jones Inc.	21,500	816
	Algonquin Power & Utilities Corp.	102,100	805
^	Northland Power Inc.	57,300	773
*	Celestica Inc.	68,200	754
^	Home Capital Group Inc. Class B	38,400	747
	Canadian Western Bank	44,200	747
	Dream Office REIT	59,400	746
	FirstService Corp.	18,165	734
^	Boardwalk REIT	21,300	730
*,^	Amaya Inc.	57,800	728
	Maple Leaf Foods Inc.	42,300	726
	Granite REIT	25,335	695
^	Gibson Energy Inc.	69,300	692
^	Capital Power Corp.	53,600	688
	Artis REIT	73,800	683
	First Capital Realty Inc.	49,700	659
*	New Gold Inc.	280,600	653
	Cott Corp.	58,500	644

7

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
Precision Drilling Corp.	162,400	642
OceanaGold Corp.	332,600	635
Emera Inc.	20,200	631
* Raging River Exploration Inc.	103,900	628
* Canfor Corp.	41,800	610
Aimia Inc.	88,600	603
* Parex Resources Inc.	79,100	581
* Imperial Metals Corp.	120,400	580
Laurentian Bank of Canada	16,100	562
TMX Group Ltd.	21,374	553
* NovaGold Resources Inc.	131,300	551
TransAlta Corp.	153,300	544
Just Energy Group Inc.	74,400	531
Pason Systems Inc.	37,700	528
Jean Coutu Group PJC Inc. Class A	40,800	528
Manitoba Telecom Services Inc.	24,100	519
North West Co. Inc.	24,900	516
Pan American Silver Corp.	79,100	515
Osisko Gold Royalties Ltd.	51,900	513
* B2Gold Corp.	505,900	512
HudBay Minerals Inc.	129,300	496
* MEG Energy Corp.	82,600	479
Dominion Diamond Corp.	46,800	478
* Advantage Oil & Gas Ltd.	94,100	478
Alamos Gold Inc.	140,900	463
^ Mullen Group Ltd.	45,600	462
Innergex Renewable Energy Inc.	54,100	443
^ Secure Energy Services Inc.	72,300	437
Norbord Inc.	22,400	436
Transcontinental Inc. Class A	34,100	425
Centerra Gold Inc.	88,100	420
Enerflex Ltd.	43,600	419
* SEMAFO Inc.	161,500	410
^ Genworth MI Canada Inc.	21,200	408
Russel Metals Inc.	34,000	395
* Torex Gold Resources Inc.	432,700	394
Enerplus Corp.	114,100	392
Ensign Energy Services Inc.	71,300	380
Baytex Energy Corp.	115,000	372
* ATS Automation Tooling Systems Inc.	44,700	368
Corus Entertainment Inc. Class B	46,200	361
Aecon Group Inc.	31,900	355
Cascades Inc.	37,400	344
Extendicare Inc.	48,500	338
Dorel Industries Inc. Class B	14,500	328
* Gran Tierra Energy Inc.	147,900	322
TORC Oil & Gas Ltd.	85,300	317
* IAMGOLD Corp.	216,200	308
Nevsun Resources Ltd.	111,900	303
Martinrea International Inc.	39,100	297
* Pretium Resources Inc.	58,900	296
* Great Canadian Gaming Corp.	26,100	292
Cogeco Cable Inc.	6,300	281
* First Majestic Silver Corp.	85,900	280
Westshore Terminals Investment Corp.	32,900	277
* Sierra Wireless Inc.	17,300	272
Northview Apartment REIT	21,400	272
* Kelt Exploration Ltd.	78,700	241
* NuVista Energy Ltd.	81,000	238
* Silver Standard Resources Inc.	45,300	234
Penn West Petroleum Ltd.	274,000	232
* Alacer Gold Corp.	128,800	230
* Crew Energy Inc.	77,100	226
* Athabasca Oil Corp.	198,800	221

8

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Pengrowth Energy Corp.	297,600	219
*,^	Pacific Exploration and Production Corp.	173,800	215
*	Primero Mining Corp.	89,400	202
*	China Gold International Resources Corp. Ltd.	133,700	201
	Canaccord Genuity Group Inc.	53,800	199
	Bonterra Energy Corp.	15,800	196
	InnVest REIT	52,700	195
*	Avigilon Corp.	19,700	195
^	Surge Energy Inc.	122,400	187
	Morguard REIT	18,500	182
	AGF Management Ltd. Class B	47,300	178
*	Birchcliff Energy Ltd.	60,700	177
	Trinidad Drilling Ltd.	108,700	167
*	Denison Mines Corp.	310,000	157
	Bonavista Energy Corp.	117,300	154
*	DREAM Unlimited Corp. Class A	28,800	151
	Major Drilling Group International Inc.	44,200	140
*	Paramount Resources Ltd. Class A	29,300	130
	First National Financial Corp.	7,700	125
^	Sprott Inc.	71,501	123
*,^	Bellatrix Exploration Ltd.	99,400	118
*	Bankers Petroleum Ltd.	145,100	107
	Black Diamond Group Ltd.	19,300	101
*,^	Trilogy Energy Corp.	35,800	95
	Sherritt International Corp.	167,500	88
*	Dundee Corp. Class A	26,300	87
	Calfrac Well Services Ltd.	51,300	85
*	Trican Well Service Ltd.	151,500	70
			647,905
Denmark (1.8%)
	Novo Nordisk A/S Class B	7,208,503	417,359
	Danske Bank A/S	3,008,784	80,733
	Vestas Wind Systems A/S	865,120	60,419
	Pandora A/S	442,734	55,822
	Novozymes A/S	881,287	42,195
	Carlsberg A/S Class B	409,069	36,240
	AP Moeller - Maersk A/S Class B	25,768	33,609
	Coloplast A/S Class B	393,841	31,798
*	Genmab A/S	205,560	27,332
	DSV A/S	655,624	25,808
	ISS A/S	660,576	23,812
	AP Moeller - Maersk A/S Class A	17,303	22,281
	Chr Hansen Holding A/S	346,525	21,675
	TDC A/S	3,137,157	15,620
*	Jyske Bank A/S	274,779	12,429
	Tryg A/S	441,775	8,779
*	William Demant Holding A/S	91,212	8,688
*	H Lundbeck A/S	227,363	7,763
	GN Store Nord A/S	85,386	1,550
	Sydbank A/S	40,463	1,299
*	Topdanmark A/S	41,923	1,191
	SimCorp A/S	18,754	1,057
^	FLSmidth & Co. A/S	27,592	959
*	Royal Unibrew A/S	21,533	875
	NKT Holding A/S	13,337	688
*	Dfds A/S	16,878	655
*	Bavarian Nordic A/S	10,364	536
	Rockwool International A/S Class B	3,698	520
	Spar Nord Bank A/S	47,084	416
	ALK-Abello A/S	3,207	408
	Matas A/S	20,828	403
	Schouw & Co.	6,545	367
	Ambu A/S Class B	11,822	360
	Alm Brand A/S	41,886	294

9

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Solar A/S Class B	3,579	227
*	Bang & Olufsen A/S	18,231	219
*	D/S Norden A/S	4,785	85
			944,471
Finland (0.9%)
	Nokia Oyj	14,531,051	102,801
	Sampo Oyj Class A	1,825,472	92,702
	Kone Oyj Class B	1,469,188	62,207
	UPM-Kymmene Oyj	2,025,659	37,607
	Wartsila OYJ Abp	606,281	27,682
	Fortum Oyj	1,735,144	26,143
	Elisa Oyj	612,505	23,046
	Stora Enso Oyj	2,224,922	20,118
	Nokian Renkaat Oyj	523,223	18,680
	Neste Oyj	502,457	14,996
	Orion Oyj Class B	388,797	13,452
	Metso Oyj	525,284	11,767
	Kesko Oyj Class B	267,386	9,372
	Huhtamaki Oyj	57,493	2,086
	Amer Sports Oyj	64,634	1,887
	Tieto Oyj	41,545	1,110
	Metsa Board Oyj	115,736	859
	Cargotec Oyj Class B	22,230	829
	Konecranes Oyj	31,886	789
	Valmet Oyj	71,741	691
	Caverion Corp.	66,001	646
	Sponda Oyj	128,448	546
	Citycon Oyj	206,420	536
	Kemira Oyj	40,745	480
	Uponor Oyj	29,933	442
	YIT Oyj	69,155	392
^	Outotec Oyj	99,276	364
*,^	Outokumpu Oyj	111,626	327
*	Oriola-KD Oyj	66,371	311
	Cramo Oyj	13,617	281
	Raisio Oyj	58,800	270
	Ramirent Oyj	35,135	245
*	Finnair Oyj	34,468	203
	Sanoma Oyj	45,668	193
*	Stockmann OYJ Abp Class B	17,767	120
	F-Secure Oyj	33,538	94
			474,274
France (8.4%)
	Sanofi	4,404,647	375,374
	TOTAL SA	8,071,080	361,840
	BNP Paribas SA	3,789,155	214,381
	AXA SA	7,499,390	204,911
	LVMH Moet Hennessy Louis Vuitton SE	976,552	153,388
	Danone SA	2,212,538	149,510
	Airbus Group SE	2,157,753	145,406
	Societe Generale SA	2,849,788	131,325
	Orange SA	7,412,495	123,980
	Schneider Electric SE	2,146,662	121,940
	Vinci SA	1,812,396	116,166
	Vivendi SA	4,571,192	98,176
	Engie SA	5,525,962	97,883
	Essilor International SA	775,510	96,657
	L'Oreal SA	551,482	92,762
	Air Liquide SA	785,643	88,202
	Pernod Ricard SA	755,621	86,175
	Cie de Saint-Gobain	1,805,396	78,238
	Safran SA	1,084,966	74,541
	Cie Generale des Etablissements Michelin	722,766	68,795
	Renault SA	669,624	67,027

10

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	L'Oreal SA Loyalty Line	368,925	62,055
	Air Liquide SA (Prime de fidelite)	545,732	61,268
	Carrefour SA	2,115,443	61,051
	Legrand SA	1,027,825	58,140
	Cap Gemini SA	621,415	57,659
	Kering	289,236	49,452
	Publicis Groupe SA	738,432	49,103
	Valeo SA	301,880	46,542
	Veolia Environnement SA	1,815,128	43,066
*	Alcatel-Lucent	10,744,489	42,449
	Dassault Systemes	484,644	38,738
	Credit Agricole SA	3,073,944	36,224
	Klepierre	798,080	35,475
	Sodexo SA	355,203	34,702
	Accor SA	786,810	34,077
	Christian Dior SE	197,811	33,601
	SES SA	1,161,669	32,190
	Hermes International	90,546	30,607
	Thales SA	401,333	30,040
	Bouygues SA	729,934	28,943
	Atos SE	342,676	28,769
*	Peugeot SA	1,517,211	26,595
	Ingenico Group SA	209,887	26,492
*,^	Alstom SA	825,027	25,200
	Suez Environnement Co.	1,256,730	23,505
	Groupe Eurotunnel SE	1,789,958	22,269
	Iliad SA	90,420	21,554
	Technip SA	433,179	21,542
	SCOR SE	551,596	20,640
	Natixis SA	3,643,733	20,613
	Bureau Veritas SA	990,397	19,740
	Arkema SA	273,556	19,149
	Eutelsat Communications SA	635,861	19,038
	Bollore SA	3,781,578	17,621
	Zodiac Aerospace	737,839	17,568
	Gecina SA	141,830	17,243
	Societe BIC SA	101,059	16,630
	STMicroelectronics NV	2,434,239	16,297
	Rexel SA	1,195,142	15,914
	Edenred	792,091	14,973
	Wendel SA	119,015	14,154
	Lagardere SCA	442,790	13,214
	Numericable-SFR SAS	353,500	12,842
	Aeroports de Paris	109,519	12,745
	Fonciere Des Regions	139,390	12,467
	Electricite de France SA	803,530	11,834
	Credit Agricole SA Loyalty Line	951,298	11,210
	Eiffage SA	172,118	11,124
	JCDecaux SA	290,075	11,120
	Eurazeo SA	159,034	10,968
	SEB SA	103,373	10,612
^	Casino Guichard Perrachon SA	223,525	10,269
	Faurecia	232,918	9,333
	ICADE	136,737	9,178
	Imerys SA	130,394	9,108
	Ipsen SA	132,578	8,784
	CNP Assurances	639,184	8,622
	BioMerieux	54,532	6,507
	Remy Cointreau SA	89,760	6,429
	Euler Hermes Group	50,681	4,883
	Societe Television Francaise 1	403,926	4,485
^	Vallourec SA	450,638	4,195
	Electricite de France SA Loyalty Line	229,038	3,373
	Teleperformance	30,933	2,601

11

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
2	Euronext NV	38,722	1,987
	Orpea	23,436	1,876
	Eurofins Scientific SE	4,666	1,628
	Technicolor SA	187,136	1,519
	Rubis SCA	19,730	1,497
2	Elior	70,971	1,487
*	UBISOFT Entertainment	51,006	1,476
	Plastic Omnium SA	31,444	1,000
	Altran Technologies SA	67,905	909
	Nexity SA	19,965	884
	Sopra Steria Group	7,100	835
	Sartorius Stedim Biotech	2,171	833
*	DBV Technologies SA	11,014	793
	Alten SA	13,348	772
	Korian SA	21,044	770
	Havas SA	88,699	746
*	Air France-KLM	89,164	679
*	Nexans SA	17,743	648
	Elis SA	36,086	597
	Metropole Television SA	34,685	596
*	SPIE SA	32,011	590
	Virbac SA	2,403	573
*,2	Europcar Groupe SA	40,524	534
	Vicat	8,670	521
	Mercialys SA	22,618	458
	Saft Groupe SA	14,854	453
	Coface SA	44,177	448
	Neopost SA	17,935	438
	IPSOS	18,678	430
	Gaztransport Et Technigaz SA	10,106	427
*	Genfit	10,847	382
	Faiveley Transport SA	3,652	379
*	Trigano SA	5,396	329
	Tarkett SA	10,462	327
*	Groupe Fnac SA	5,375	317
*	Parrot SA	10,329	303
*,^	CGG SA	95,298	278
*	GameLoft SE	40,882	269
	LISI	9,774	265
	Vilmorin & Cie SA	3,351	241
^	Bourbon SA	14,595	237
	Boiron SA	2,877	233
*,^	Etablissements Maurel et Prom	70,828	229
	FFP	2,787	206
	Guerbet	2,616	184
	Bonduelle SCA	7,264	182
^	Rallye SA	11,637	181
*	Eramet	4,964	159
*	Derichebourg SA	41,088	147
	Albioma SA	8,069	131
	Assystem	5,003	131
*	Euro Disney SCA	91,734	129
	Mersen	6,217	115
	Jacquet Metal Service	6,893	107
	Haulotte Group SA	5,934	89
	GL Events	4,333	78
*	Esso SA Francaise	1,396	75
	Solocal Group	9,899	74
	Union Financiere de France BQE SA	2,787	74
	Manitou BF SA	3,628	56
*	Stallergenes Greer plc	1,556	54
			4,475,833
Germany (8.2%)
	Bayer AG	3,226,473	402,958

12

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Allianz SE	1,766,775	311,445
	Daimler AG	3,711,917	310,147
	Siemens AG	3,066,875	296,709
	SAP SE	3,467,777	275,181
	BASF SE	3,583,885	273,015
*	Deutsche Telekom AG	12,289,306	220,725
	Bayerische Motoren Werke AG	1,266,010	133,377
	Deutsche Bank AG	5,370,029	130,410
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	570,725	113,710
	Fresenius SE & Co. KGaA	1,527,175	108,785
	Volkswagen AG Preference Shares	719,927	103,943
	Linde AG	717,653	103,672
	Deutsche Post AG	3,702,532	103,515
	Continental AG	418,849	101,324
	Henkel AG & Co. KGaA Preference Shares	680,350	75,929
	adidas AG	775,832	75,302
	Fresenius Medical Care AG & Co. KGaA	835,308	70,195
	E.ON SE	7,305,242	70,145
	Infineon Technologies AG	4,378,918	63,839
	Deutsche Boerse AG	717,104	63,035
	Vonovia SE	1,816,838	56,128
	Merck KGaA	504,430	48,840
	HeidelbergCement AG	549,983	44,823
	Henkel AG & Co. KGaA	450,316	43,074
	ProSiebenSat.1 Media SE	833,005	42,026
*	Commerzbank AG	4,053,864	41,830
	Deutsche Wohnen AG	1,306,034	36,114
	Beiersdorf AG	379,811	34,522
	ThyssenKrupp AG	1,656,885	32,845
	Porsche Automobil Holding SE Preference Shares	599,329	32,255
	Symrise AG	473,667	31,356
	Brenntag AG	599,023	31,214
	GEA Group AG	686,366	27,730
	Hannover Rueck SE	235,854	26,932
	United Internet AG	457,578	25,157
*	QIAGEN NV	884,115	23,963
	RWE AG	1,846,526	23,280
^	Wirecard AG	441,690	22,078
	HUGO BOSS AG	247,258	20,401
	METRO AG	635,850	20,257
	MTU Aero Engines AG	197,769	19,276
	K&S AG	749,717	19,111
	Bayerische Motoren Werke AG Preference Shares	212,990	17,820
	Volkswagen AG	108,898	16,734
	Evonik Industries AG	501,165	16,577
	LANXESS AG	357,865	16,468
*,2	Zalando SE	403,147	15,922
*	Deutsche Lufthansa AG	902,733	14,219
	OSRAM Licht AG	330,389	13,803
	Telefonica Deutschland Holding AG	2,551,796	13,460
	Fuchs Petrolub SE Preference Shares	268,257	12,631
	RTL Group SA	147,035	12,245
	MAN SE	116,739	11,731
	TUI AG-DI	619,859	11,198
	Kabel Deutschland Holding AG	80,738	9,976
	Fraport AG Frankfurt Airport Services Worldwide	139,906	8,922
	Axel Springer SE	159,498	8,870
	HOCHTIEF AG	94,670	8,781
	Fielmann AG	96,351	7,104
	Suedzucker AG	305,081	6,047
	FUCHS PETROLUB SE	135,964	5,559
	Hella KGaA Hueck & Co.	120,007	4,984
	Wacker Chemie AG	57,517	4,809
	Talanx AG	145,309	4,469

13

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	LEG Immobilien AG	34,624	2,822
	Freenet AG	58,963	1,990
	KION Group AG	36,287	1,799
	Rheinmetall AG	23,088	1,535
	STADA Arzneimittel AG	34,030	1,372
	Gerresheimer AG	17,315	1,353
	RWE AG Preference Shares	139,719	1,347
*	Dialog Semiconductor plc	39,137	1,306
^	KUKA AG	14,153	1,267
	Aurubis AG	24,703	1,251
	Sartorius AG Preference Shares	4,673	1,219
*	Nordex SE	33,525	1,178
	Deutsche EuroShop AG	25,394	1,112
	Aareal Bank AG	32,367	1,019
	Rational AG	2,229	1,012
	Norma Group SE	17,455	965
	Drillisch AG	22,862	962
	Krones AG	7,812	930
*	MorphoSys AG	14,238	886
	DMG Mori AG	20,285	838
	Bilfinger SE	17,716	833
*	GRENKELEASING AG	4,139	826
	TAG Immobilien AG	65,682	818
	Stroeer SE	12,414	779
	alstria office REIT-AG	56,634	755
	Software AG	25,964	740
	Jungheinrich AG Preference Shares	8,723	719
	CTS Eventim AG & Co. KGaA	17,997	714
	Wincor Nixdorf AG	14,159	710
	Leoni AG	17,935	705
	Bechtle AG	7,371	701
*,2	Deutsche Pfandbriefbank AG	54,817	664
	RHOEN-KLINIKUM AG	20,944	628
*	PATRIZIA Immobilien AG	21,079	616
	Duerr AG	7,577	601
	Sixt SE Preference Shares	14,283	586
	Pfeiffer Vacuum Technology AG	5,365	541
	Salzgitter AG	21,281	520
	CompuGroup Medical AG	13,616	498
	Nemetschek AG	10,020	497
*,^	SGL Carbon SE	32,114	448
	Indus Holding AG	9,138	440
^	Kloeckner & Co. SE	50,722	439
	ElringKlinger AG	15,450	392
	BRAAS Monier Building Group SA	12,853	371
	KWS Saat SE	1,194	358
	Puma SE	1,618	348
	Jenoptik AG	22,028	342
	Takkt AG	16,639	333
*	SMA Solar Technology AG	5,752	318
*	Vossloh AG	4,926	318
*	Heidelberger Druckmaschinen AG	127,399	312
	Draegerwerk AG & Co. KGaA	4,741	311
	Bertrandt AG	2,499	300
	Carl Zeiss Meditec AG	8,323	258
	BayWa AG	7,681	237
*	AIXTRON SE	47,666	211
	Wacker Neuson SE	13,619	210
	Gerry Weber International AG	14,504	201
	DIC Asset AG	19,684	199
	Deutz AG	48,493	193
	Sixt SE	3,699	188
	Deutsche Beteiligungs AG	5,649	182
	comdirect bank AG	13,635	162

14

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Hamburger Hafen und Logistik AG	9,858	150
	Biotest AG	6,630	135
*	Hornbach Baumarkt AG	4,064	125
	Bauer AG	5,790	109
	Draegerwerk AG & Co. KGaA Preference Shares	1,343	100
*	H&R AG	8,285	83
	Biotest AG Preference Shares	4,702	78
*	CropEnergies AG	12,064	70
			4,400,437
Greece (0.0%)
	Hellenic Telecommunications Organization SA	938,960	9,397
	OPAP SA	789,019	6,924
	Alpha Bank AE	1,166,642	3,126
	National Bank of Greece SA	943,044	349
	National Bank of Greece SA ADR	101,832	37
	Piraeus Bank SA	79,514	24
			19,857
Hong Kong (3.3%)
	AIA Group Ltd.	46,826,118	279,790
	CK Hutchison Holdings Ltd.	10,910,712	146,661
	Hong Kong Exchanges and Clearing Ltd.	4,664,050	118,816
	Sun Hung Kai Properties Ltd.	6,479,759	77,884
	Cheung Kong Property Holdings Ltd.	11,029,946	71,353
	Hang Seng Bank Ltd.	2,977,011	56,424
	Link REIT	8,849,411	52,759
	Hong Kong & China Gas Co. Ltd.	26,450,332	51,764
	CLP Holdings Ltd.	5,950,559	50,437
	Power Assets Holdings Ltd.	5,115,056	46,893
	Jardine Matheson Holdings Ltd.	948,969	45,956
	BOC Hong Kong Holdings Ltd.	14,008,849	42,629
	Sands China Ltd.	9,435,089	31,987
	Hongkong Land Holdings Ltd.	4,560,853	31,847
	Wharf Holdings Ltd.	5,341,652	29,451
	MTR Corp. Ltd.	5,408,863	26,708
	Galaxy Entertainment Group Ltd.	8,325,248	26,086
	Swire Pacific Ltd. Class A	2,274,465	25,406
	Henderson Land Development Co. Ltd.	3,999,433	24,397
	Jardine Strategic Holdings Ltd.	872,107	23,771
	Cheung Kong Infrastructure Holdings Ltd.	2,298,571	21,236
	New World Development Co. Ltd.	21,036,740	20,657
	Techtronic Industries Co. Ltd.	4,927,449	19,948
	Hang Lung Properties Ltd.	8,743,484	19,812
	Want Want China Holdings Ltd.	25,340,090	18,807
	AAC Technologies Holdings Inc.	2,742,403	17,840
	China Mengniu Dairy Co. Ltd.	10,617,464	17,236
	Sino Land Co. Ltd.	11,767,052	17,142
	Bank of East Asia Ltd.	4,569,243	16,950
	Li & Fung Ltd.	22,488,826	15,209
	Samsonite International SA	4,854,689	14,549
	Wheelock & Co. Ltd.	3,173,305	13,316
	Swire Properties Ltd.	4,616,807	13,275
	Yue Yuen Industrial Holdings Ltd.	3,213,364	10,885
	Tingyi Cayman Islands Holding Corp.	7,284,851	10,349
*	Semiconductor Manufacturing International Corp.	95,985,089	9,761
	Hysan Development Co. Ltd.	2,376,584	9,710
	PCCW Ltd.	15,690,278	9,172
^	Esprit Holdings Ltd.	7,311,503	8,048
	NWS Holdings Ltd.	5,370,324	8,017
	New World China Land Ltd.	9,959,519	7,945
*,2	WH Group Ltd.	13,519,509	7,525
	ASM Pacific Technology Ltd.	922,164	7,200
	Hopewell Holdings Ltd.	1,954,187	7,001
	Kerry Properties Ltd.	2,502,924	6,811
	Cathay Pacific Airways Ltd.	3,934,101	6,769

15

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
^	Sun Art Retail Group Ltd.	8,553,883	6,436
*	Goldin Financial Holdings Ltd.	3,271,135	6,404
^	Prada SPA	1,980,824	6,146
	VTech Holdings Ltd.	590,415	6,113
	First Pacific Co. Ltd.	8,929,738	5,915
	SJM Holdings Ltd.	7,292,211	5,168
	Haitong International Securities Group Ltd.	8,267,745	5,041
^	Melco International Development Ltd.	3,186,460	4,760
^	Wynn Macau Ltd.	4,047,641	4,703
	Johnson Electric Holdings Ltd.	1,344,364	4,595
	Television Broadcasts Ltd.	1,111,149	4,566
	Champion REIT	9,017,556	4,501
	Xinyi Glass Holdings Ltd.	7,543,077	4,408
^	Brightoil Petroleum Holdings Ltd.	13,189,536	4,398
*	Global Brands Group Holding Ltd.	22,168,428	4,198
	China Travel International Investment Hong Kong Ltd.	9,927,704	4,152
	Shangri-La Asia Ltd.	4,137,753	4,029
^	Uni-President China Holdings Ltd.	4,977,722	3,812
^	Xinyi Solar Holdings Ltd.	9,396,978	3,810
	Cafe de Coral Holdings Ltd.	1,276,690	3,741
	MGM China Holdings Ltd.	2,984,271	3,709
	Orient Overseas International Ltd.	773,805	3,704
	Shui On Land Ltd.	13,162,020	3,597
	FIH Mobile Ltd.	9,132,964	3,476
	Great Eagle Holdings Ltd.	1,027,688	3,344
	L'Occitane International SA	1,712,961	3,306
^	Guotai Junan International Holdings Ltd.	9,130,844	3,173
	Kerry Logistics Network Ltd.	2,171,862	3,159
	Dah Sing Financial Holdings Ltd.	583,420	2,904
^	Chow Tai Fook Jewellery Group Ltd.	4,499,617	2,900
	Huabao International Holdings Ltd.	7,395,015	2,682
	Shun Tak Holdings Ltd.	7,035,228	2,641
	Texwinca Holdings Ltd.	2,473,930	2,580
	Dah Sing Banking Group Ltd.	1,413,784	2,492
	Kowloon Development Co. Ltd.	2,474,260	2,443
	Lifestyle International Holdings Ltd.	1,706,530	2,276
*	China Oceanwide Holdings Ltd.	16,926,104	2,260
*	Goldin Properties Holdings Ltd.	1,658,878	1,904
*,2	China Jicheng Holdings Ltd.	10,536,038	1,847
*,^	Good Resources Holdings Ltd.	9,939,595	1,845
^	United Co. RUSAL plc	6,025,435	1,836
^	Shougang Fushan Resources Group Ltd.	13,861,711	1,780
	Imperial Pacific International Holdings Ltd.	80,676,480	1,754
	Hutchison Telecommunications Hong Kong Holdings Ltd.	4,936,435	1,709
	Hopewell Highway Infrastructure Ltd.	3,470,160	1,674
	Towngas China Co. Ltd.	2,660,066	1,541
^	SA Sa International Holdings Ltd.	3,730,227	1,261
*,^	China Huarong Energy Co. Ltd.	27,105,460	847
*,^	Macau Legend Development Ltd.	6,202,505	805
	Fortune REIT	707,000	727
	Value Partners Group Ltd.	504,000	586
	Parkson Retail Group Ltd.	4,444,494	577
	Minth Group Ltd.	290,000	576
	Stella International Holdings Ltd.	210,000	522
	HKBN Ltd.	397,000	511
	Man Wah Holdings Ltd.	417,600	490
	NagaCorp Ltd.	730,000	460
	Town Health International Medical Group Ltd.	2,162,000	445
	Nexteer Automotive Group Ltd.	386,000	427
	Pacific Textiles Holdings Ltd.	270,000	416
	Luk Fook Holdings International Ltd.	189,000	399
*,^	KuangChi Science Ltd.	923,000	382
*	FDG Electric Vehicles Ltd.	5,920,000	365
*,^	China LNG Group Ltd.	9,000,000	353

16

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	SITC International Holdings Co. Ltd.	626,000	331
*	China Financial International Investments Ltd.	2,490,000	319
*	Freeman Financial Corp. Ltd.	5,100,000	313
	Yuexiu REIT	576,000	309
	Sunlight REIT	623,000	307
	SmarTone Telecommunications Holdings Ltd.	194,500	294
	Giordano International Ltd.	630,000	294
	G-Resources Group Ltd.	12,312,000	292
	CITIC Telecom International Holdings Ltd.	754,000	287
*,^	China Harmony New Energy Auto Holding Ltd.	410,000	287
	Yingde Gases Group Co. Ltd.	605,500	279
	K Wah International Holdings Ltd.	622,000	266
*	Hang Fat Ginseng Holdings Co. Ltd.	2,680,000	241
	Beijing Enterprises Medical & Health Group Ltd.	2,742,000	232
	Ju Teng International Holdings Ltd.	440,000	209
	Prosperity REIT	577,000	208
	Chow Sang Sang Holdings International Ltd.	126,000	207
	Pacific Basin Shipping Ltd.	934,000	204
	Sun Hung Kai & Co. Ltd.	311,000	204
*	United Photovoltaics Group Ltd.	2,034,000	195
	NewOcean Energy Holdings Ltd.	490,000	191
	Chong Hing Bank Ltd.	91,000	189
*	HC International Inc.	316,000	189
*	Summit Ascent Holdings Ltd.	438,000	188
*	Gemdale Properties & Investment Corp. Ltd.	2,820,000	188
	Far East Consortium International Ltd.	495,000	188
^	Truly International Holdings Ltd.	768,000	184
*	CST Mining Group Ltd.	15,712,000	183
	China LotSynergy Holdings Ltd.	3,880,000	181
*	Goodbaby International Holdings Ltd.	485,000	176
	Lee's Pharmaceutical Holdings Ltd.	138,000	172
*	Mason Financial Holdings Ltd.	3,480,000	171
	APT Satellite Holdings Ltd.	210,500	169
^	Dynam Japan Holdings Co. Ltd.	154,000	167
*	Mei Ah Entertainment Group Ltd.	1,640,000	166
*	MMG Ltd.	872,000	165
*	Canvest Environmental Protection Group Co. Ltd.	374,000	162
*	China Ocean Shipbuilding Industry Group Ltd.	5,345,000	162
*	Peace Map Holding Ltd.	3,340,000	160
*	Kong Sun Holdings Ltd.	1,925,000	158
	HKR International Ltd.	344,000	158
*	Technovator International Ltd.	244,000	155
*	Sino Oil And Gas Holdings Ltd.	5,600,000	151
	Springland International Holdings Ltd.	643,000	148
	Regal Hotels International Holdings Ltd.	242,000	145
*	United Laboratories International Holdings Ltd.	262,000	144
	TCC International Holdings Ltd.	780,000	143
^	GCL New Energy Holdings Ltd.	2,450,000	143
^	China Aerospace International Holdings Ltd.	1,038,000	140
	New Sports Group Ltd.	4,750,000	138
*	Emperor Capital Group Ltd.	1,662,000	136
	Spring REIT	341,000	133
	China Silver Group Ltd.	510,000	133
	Road King Infrastructure Ltd.	151,000	131
*,2	CGN New Energy Holdings Co. Ltd.	602,000	131
*	TOM Group Ltd.	490,000	125
	TCL Communication Technology Holdings Ltd.	170,000	125
*	Midland Holdings Ltd.	280,000	115
	Varitronix International Ltd.	160,000	112
	EVA Precision Industrial Holdings Ltd.	608,000	108
	Shenwan Hongyuan HK Ltd.	215,000	106
*	Microport Scientific Corp.	223,000	106
	AMVIG Holdings Ltd.	252,000	104
	Liu Chong Hing Investment Ltd.	86,000	103

17

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Suncorp Technologies Ltd.	6,300,000	100
	Singamas Container Holdings Ltd.	978,000	99
*	SOCAM Development Ltd.	166,000	97
*	Xinchen China Power Holdings Ltd.	406,000	93
*,^	Sincere Watch Hong Kong Ltd.	840,000	88
	Lai Sun Development Co. Ltd.	5,775,000	88
*	Louis XIII Holdings Ltd.	319,000	86
*	Haier Healthwise Holdings Ltd.	1,740,000	82
	Polytec Asset Holdings Ltd.	900,000	82
	Trinity Ltd.	536,000	79
*	Winshine Entertainment & Media Holding Co. Ltd.	1,056,000	79
*	Sunshine Oilsands Ltd.	968,500	78
*	Hong Kong Television Network Ltd.	405,000	75
*	New Focus Auto Tech Holdings Ltd.	856,000	75
	New World Department Store China Ltd.	484,000	73
	Emperor Watch & Jewellery Ltd.	2,910,000	72
	IT Ltd.	270,000	71
*	Silver Base Group Holdings Ltd.	465,000	69
*	Honghua Group Ltd.	1,118,000	69
	Henderson Investment Ltd.	862,000	69
	GT Group Holdings Ltd.	708,000	68
*,^	Auto Italia Holdings	1,675,000	68
	Yip's Chemical Holdings Ltd.	198,000	67
*	Anton Oilfield Services Group	684,000	66
*	China Household Holdings Ltd.	3,360,000	65
*	Yanchang Petroleum International Ltd.	2,980,000	57
*	Neo-Neon Holdings Ltd.	386,000	52
*	PetroAsian Energy Holdings Ltd.	1,760,000	47
	Inspur International Ltd.	146,000	27
*	SPT Energy Group Inc.	136,000	12
*	L'sea Resources International Holdings Ltd.	53,784	2
*	GCL New Energy Holdings Ltd. Rights Exp. 01/27/2016	918,750	1
			1,783,846
Ireland (0.3%)
	Kerry Group plc Class A	574,333	47,520
*	Bank of Ireland	107,507,196	39,365
	Ryanair Holdings plc ADR	304,066	26,290
	Smurfit Kappa Group plc	918,094	23,513
	Glanbia plc	677,557	12,473
*	Ryanair Holdings plc	246,897	4,024
	Kingspan Group plc	100,832	2,659
	Paddy Power plc	18,606	2,485
	C&C Group plc	198,158	798
	Green REIT plc	427,888	741
	Permanent TSB Group Holdings plc	66,775	335
	FBD Holdings plc	10,958	79
*	Irish Bank Resolution Corp. Ltd.	257,065	—
			160,282
Israel (0.7%)
	Teva Pharmaceutical Industries Ltd.	3,666,921	239,233
	Bank Hapoalim BM	3,818,821	19,713
*	Bank Leumi Le-Israel BM	4,885,213	16,939
	Bezeq The Israeli Telecommunication Corp. Ltd.	7,450,203	16,401
	NICE-Systems Ltd.	204,550	11,753
	Elbit Systems Ltd.	92,019	8,101
	Frutarom Industries Ltd.	138,862	7,456
*	Israel Discount Bank Ltd. Class A	4,046,883	7,339
	Israel Chemicals Ltd.	1,742,263	7,072
	Teva Pharmaceutical Industries Ltd. ADR	95,178	6,248
	Mizrahi Tefahot Bank Ltd.	442,368	5,283
	Azrieli Group	139,730	5,205
*	Tower Semiconductor Ltd.	264,021	3,764
	Delek Group Ltd.	18,012	3,607
	Gazit-Globe Ltd.	335,834	2,990

18

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Paz Oil Co. Ltd.	18,298	2,875
	Osem Investments Ltd.	148,926	2,555
	First International Bank Of Israel Ltd.	165,444	1,953
	Strauss Group Ltd.	124,228	1,849
	Melisron Ltd.	53,032	1,697
	Harel Insurance Investments & Financial Services Ltd.	424,007	1,627
*	Oil Refineries Ltd.	4,099,991	1,621
	Israel Corp. Ltd.	8,892	1,612
	Shikun & Binui Ltd.	774,822	1,222
	Delek Automotive Systems Ltd.	108,079	962
*	Clal Insurance Enterprises Holdings Ltd.	74,543	910
	Migdal Insurance & Financial Holding Ltd.	843,302	614
	Alony Hetz Properties & Investments Ltd.	50,341	365
*	EZchip Semiconductor Ltd.	13,891	344
*	Airport City Ltd.	33,059	297
*	Kenon Holdings Ltd.	28,602	290
*	Cellcom Israel Ltd. (Registered)	45,328	282
	Reit 1 Ltd.	87,287	233
*	Partner Communications Co. Ltd.	51,869	229
	Amot Investments Ltd.	49,227	158
*	Nova Measuring Instruments Ltd.	15,431	154
	Delta-Galil Industries Ltd.	5,542	153
*	Jerusalem Oil Exploration	3,871	152
*	Compugen Ltd.	22,051	138
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,943	135
*	IDI Insurance Co. Ltd.	2,914	133
	Electra Ltd.	904	111
	Ituran Location and Control Ltd.	5,731	107
*	Mazor Robotics Ltd.	20,417	103
*	Shufersal Ltd.	33,255	103
*	Phoenix Holdings Ltd.	44,409	99
*	Allot Communications Ltd.	16,745	97
*	Menorah Mivtachim Holdings Ltd.	10,932	94
*	Evogene Ltd.	11,292	90
	Norstar Holdings Inc.	5,354	87
*	Naphtha Israel Petroleum Corp. Ltd.	16,532	81
	Silicom Ltd.	2,567	76
	Africa Israel Properties Ltd.	7,042	75
*	Property & Building Corp. Ltd.	1,038	73
*	Jerusalem Economy Ltd.	48,763	72
*	Kamada Ltd.	17,084	72
*	Gilat Satellite Networks Ltd.	19,683	69
*	Africa Israel Investments Ltd.	111,794	52
*	AudioCodes Ltd.	8,084	32
*	Ceragon Networks Ltd.	19,624	24
			385,181
Italy (2.2%)
	Intesa Sanpaolo SPA (Registered)	47,125,298	156,504
	Eni SPA	9,591,113	142,507
	Enel SPA	26,782,569	112,308
	UniCredit SPA	19,084,989	105,516
	Assicurazioni Generali SPA	4,925,462	89,972
*	Telecom Italia SPA (Registered)	43,077,821	54,593
	Atlantia SPA	1,859,375	49,196
*	Fiat Chrysler Automobiles NV	3,418,842	47,481
	Luxottica Group SPA	682,111	44,450
	Snam SPA	8,460,353	44,154
	Terna Rete Elettrica Nazionale SPA	5,586,027	28,729
	CNH Industrial NV	3,589,504	24,584
	Telecom Italia SPA (Bearer)	22,990,142	23,596
	Unione di Banche Italiane SPA	3,386,129	22,624
	Tenaris SA	1,826,601	21,630
*	Finmeccanica SPA	1,495,667	20,796
	Mediobanca SPA	2,145,015	20,562

19

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Banco Popolare SC	1,395,013	19,224
	EXOR SPA	390,396	17,719
	Prysmian SPA	810,665	17,712
	Enel Green Power SPA	6,118,229	12,436
	Banca Monte dei Paschi di Siena SPA	9,237,269	12,229
	Mediaset SPA	2,931,060	12,146
	Intesa Sanpaolo SPA	3,336,536	10,192
	UnipolSai SPA	3,986,915	10,143
	Davide Campari-Milano SPA	1,075,092	9,295
*,^	Saipem SPA	981,405	7,933
*	Banca Mediolanum SPA	987,048	7,841
^	Salvatore Ferragamo SPA	180,183	4,223
	Banca Popolare di Milano Scarl	2,429,461	2,406
	Banca Popolare dell'Emilia Romagna SC	263,623	2,000
	Parmalat SPA	749,905	1,945
	Recordati SPA	56,340	1,470
	Azimut Holding SPA	57,771	1,436
	Unipol Gruppo Finanziario SPA	270,973	1,394
*	Yoox Net-A-Porter Group SPA	32,032	1,193
	Italcementi SPA	106,898	1,190
	A2A SPA	853,411	1,156
	Banca Popolare di Sondrio SCARL	250,062	1,118
	Moncler SPA	74,300	1,034
2	Anima Holding SPA	117,648	1,016
	Banca Generali SPA	31,481	990
	FinecoBank Banca Fineco SPA	118,300	973
	Hera SPA	365,427	968
	De' Longhi SPA	31,809	950
	Brembo SPA	16,507	798
	Buzzi Unicem SPA-RSP	69,547	768
*,2	Infrastrutture Wireless Italiane SPA	136,836	746
*	Credito Valtellinese SC	619,884	730
	Interpump Group SPA	44,296	687
	Ansaldo STS SPA	63,451	680
	Cerved Information Solutions SPA	81,307	675
*	Autogrill SPA	70,188	669
	DiaSorin SPA	12,709	668
	Societa Cattolica di Assicurazioni SCRL	81,240	643
	Tod's SPA	7,638	603
	Ei Towers SPA	8,338	537
	Banca Carige SPA	377,361	514
	Salini Impregilo SPA	108,828	471
	Beni Stabili SpA SIIQ	586,873	442
	Amplifon SPA	49,576	429
	Industria Macchine Automatiche SPA	8,108	421
	ACEA SPA	27,033	416
	Societa Iniziative Autostradali e Servizi SPA	38,330	407
*,2	OVS SPA	58,016	404
	Iren SPA	245,214	396
	ERG SPA	27,096	366
*	Saras SPA	189,751	366
	MARR SPA	17,508	362
	Banca IFIS SPA	11,511	359
	Danieli & C Officine Meccaniche SPA-RSP	22,523	321
	Credito Emiliano SPA	43,013	318
	Italmobiliare SPA	6,768	309
	Brunello Cucinelli SPA	16,798	297
2	RAI Way SPA	52,971	271
	Piaggio & C SPA	101,189	255
	ASTM SPA	19,067	239
	Buzzi Unicem SPA	12,905	231
*	Safilo Group SPA	18,503	214
	Cementir Holding SPA	32,069	204
*	Geox SPA	45,907	203

20

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	CIR-Compagnie Industriali Riunite SPA	171,032	179
	Zignago Vetro SPA	27,145	179
	Immobiliare Grande Distribuzione SIIQ SPA	165,670	159
^	Astaldi SPA	25,241	154
	Italmobiliare-RSP	4,663	151
	Esprinet SPA	15,743	145
*,^	RCS MediaGroup SPA	190,643	128
	Danieli & C Officine Meccaniche SPA	6,433	123
	Trevi Finanziaria Industriale SPA	60,115	119
*	Fincantieri SPA	265,809	115
*	Gruppo Editoriale L'Espresso SPA	85,092	93
	DeA Capital SPA	53,313	81
*	Arnoldo Mondadori Editore SPA	70,344	79
*	Sogefi SPA	33,811	79
	Falck Renewables SPA	62,775	75
*	Juventus Football Club SPA	253,426	71
*	Cofide SPA	90,350	41
*	Unione di Banche Italiane SPA Rights Exp. 01/12/2016	3,302,491	—
			1,189,924
Japan (23.1%)
	Toyota Motor Corp.	10,452,674	643,665
	Mitsubishi UFJ Financial Group Inc.	54,036,917	334,718
	Honda Motor Co. Ltd.	6,958,493	222,404
	Mizuho Financial Group Inc.	96,168,257	192,337
	KDDI Corp.	7,351,422	190,918
	Sumitomo Mitsui Financial Group Inc.	5,047,994	190,517
	SoftBank Group Corp.	3,629,052	183,160
	Takeda Pharmaceutical Co. Ltd.	3,019,554	150,553
	Japan Tobacco Inc.	4,063,870	149,200
	East Japan Railway Co.	1,470,350	138,457
	Seven & i Holdings Co. Ltd.	3,013,788	137,985
	FANUC Corp.	759,543	130,862
	Central Japan Railway Co.	701,717	124,579
	Canon Inc.	4,029,118	121,881
	Astellas Pharma Inc.	8,497,296	120,966
	Sony Corp.	4,881,148	119,963
	NTT DOCOMO Inc.	5,262,553	107,943
	Murata Manufacturing Co. Ltd.	731,911	105,308
	Tokio Marine Holdings Inc.	2,726,043	105,292
	Hitachi Ltd.	18,056,638	102,316
	Mitsubishi Estate Co. Ltd.	4,913,850	102,175
	Fuji Heavy Industries Ltd.	2,427,536	100,005
	Kao Corp.	1,942,163	99,805
	Keyence Corp.	177,283	97,436
	Nissan Motor Co. Ltd.	9,103,089	95,316
	Denso Corp.	1,947,484	93,062
	Mitsui Fudosan Co. Ltd.	3,686,910	92,534
	Mitsubishi Corp.	5,371,712	89,348
	Shin-Etsu Chemical Co. Ltd.	1,600,130	86,992
	Bridgestone Corp.	2,511,093	86,134
	Panasonic Corp.	8,274,016	83,878
	Mitsubishi Electric Corp.	7,678,622	80,601
	Mitsui & Co. Ltd.	6,621,852	78,681
	Nippon Telegraph & Telephone Corp.	1,967,436	78,300
	Daikin Industries Ltd.	1,044,994	76,098
	Nomura Holdings Inc.	13,306,810	74,120
	Dai-ichi Life Insurance Co. Ltd.	4,389,830	73,037
	Daiwa House Industry Co. Ltd.	2,508,879	72,121
	ORIX Corp.	5,117,671	71,793
	Fast Retailing Co. Ltd.	197,692	69,155
	Eisai Co. Ltd.	1,038,241	68,680
	Nidec Corp.	940,288	68,186
	Kubota Corp.	4,378,301	67,639
	FUJIFILM Holdings Corp.	1,608,231	67,116

21

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
ITOCHU Corp.	5,596,873	66,202
Hoya Corp.	1,613,864	65,995
Ono Pharmaceutical Co. Ltd.	354,423	63,198
Nippon Steel & Sumitomo Metal Corp.	3,172,107	62,752
Komatsu Ltd.	3,672,195	60,086
SMC Corp.	227,642	59,126
MS&AD Insurance Group Holdings Inc.	2,007,790	58,878
Nintendo Co. Ltd.	420,407	57,810
Kyocera Corp.	1,214,413	56,398
Sumitomo Mitsui Trust Holdings Inc.	14,796,194	56,038
Toray Industries Inc.	5,898,937	54,816
Mitsubishi Heavy Industries Ltd.	12,438,184	54,386
Daiichi Sankyo Co. Ltd.	2,622,952	54,137
Shionogi & Co. Ltd.	1,159,492	52,444
Otsuka Holdings Co. Ltd.	1,465,710	52,075
Secom Co. Ltd.	738,962	50,079
Olympus Corp.	1,253,323	49,342
West Japan Railway Co.	712,260	49,234
Ajinomoto Co. Inc.	2,042,193	48,350
Sumitomo Realty & Development Co. Ltd.	1,692,759	48,316
Suzuki Motor Corp.	1,582,519	48,083
Sompo Japan Nipponkoa Holdings Inc.	1,464,388	48,083
Dentsu Inc.	868,749	47,531
Shimano Inc.	306,980	47,139
Asahi Group Holdings Ltd.	1,468,941	45,984
Mazda Motor Corp.	2,218,318	45,774
Oriental Land Co. Ltd.	749,761	45,358
Sumitomo Corp.	4,396,282	44,822
Nitto Denko Corp.	612,251	44,698
Kirin Holdings Co. Ltd.	3,243,133	44,032
MEIJI Holdings Co. Ltd.	532,106	43,952
Resona Holdings Inc.	9,049,199	43,945
Tokyo Gas Co. Ltd.	9,038,768	42,471
Sumitomo Electric Industries Ltd.	2,982,899	42,121
Aeon Co. Ltd.	2,685,104	41,371
Daiwa Securities Group Inc.	6,652,804	40,673
JX Holdings Inc.	9,490,661	39,833
Terumo Corp.	1,276,320	39,558
Recruit Holdings Co. Ltd.	1,309,854	38,502
Tokyo Electron Ltd.	634,008	38,411
Sekisui House Ltd.	2,278,396	38,308
Chubu Electric Power Co. Inc.	2,759,984	37,794
Rakuten Inc.	3,275,725	37,729
Sysmex Corp.	560,281	35,939
Asahi Kasei Corp.	5,211,729	35,242
Inpex Corp.	3,599,996	35,096
* Tokyo Electric Power Co. Inc.	6,056,243	34,873
Fujitsu Ltd.	6,982,558	34,851
Tokyu Corp.	4,362,809	34,477
* Kansai Electric Power Co. Inc.	2,866,567	34,370
Sumitomo Chemical Co. Ltd.	5,962,055	34,241
Toyota Industries Corp.	635,576	33,986
Marubeni Corp.	6,536,122	33,603
Japan Exchange Group Inc.	2,146,480	33,553
Daito Trust Construction Co. Ltd.	288,101	33,279
Mitsubishi Chemical Holdings Corp.	5,151,801	32,687
NEC Corp.	10,174,604	32,238
T&D Holdings Inc.	2,436,467	32,146
Aisin Seiki Co. Ltd.	741,975	31,933
Hankyu Hanshin Holdings Inc.	4,897,290	31,832
JFE Holdings Inc.	2,017,950	31,687
Shiseido Co. Ltd.	1,521,426	31,568
* Toshiba Corp.	14,911,646	30,647
Yamato Holdings Co. Ltd.	1,439,803	30,507

22

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
TDK Corp.	470,505	30,133
Japan Post Holdings Co. Ltd.	1,936,743	30,051
Chugai Pharmaceutical Co. Ltd.	858,327	29,918
Kintetsu Group Holdings Co. Ltd.	7,030,553	28,585
Taisei Corp.	4,232,662	27,880
Osaka Gas Co. Ltd.	7,690,273	27,777
Unicharm Corp.	1,345,021	27,468
Makita Corp.	475,091	27,378
Bank of Yokohama Ltd.	4,455,972	27,313
Ricoh Co. Ltd.	2,609,460	26,869
Santen Pharmaceutical Co. Ltd.	1,589,520	26,169
Omron Corp.	781,011	26,044
Odakyu Electric Railway Co. Ltd.	2,400,676	25,848
Electric Power Development Co. Ltd.	703,166	25,044
Obayashi Corp.	2,648,891	24,442
Yamaha Motor Co. Ltd.	1,087,350	24,373
Isuzu Motors Ltd.	2,225,339	23,973
Nitori Holdings Co. Ltd.	284,337	23,879
NGK Insulators Ltd.	1,058,598	23,861
NTT Data Corp.	493,130	23,841
Dai Nippon Printing Co. Ltd.	2,392,230	23,656
Kikkoman Corp.	682,340	23,641
Tohoku Electric Power Co. Inc.	1,872,784	23,412
Japan Post Bank Co. Ltd.	1,584,374	23,068
LIXIL Group Corp.	1,009,770	22,427
Sumitomo Metal Mining Co. Ltd.	1,823,199	22,132
Asahi Glass Co. Ltd.	3,756,457	21,520
Suntory Beverage & Food Ltd.	490,044	21,452
^ Casio Computer Co. Ltd.	908,246	21,232
Kawasaki Heavy Industries Ltd.	5,661,877	20,948
Toyota Tsusho Corp.	887,997	20,773
Lawson Inc.	252,893	20,528
Yahoo Japan Corp.	5,033,954	20,463
Shizuoka Bank Ltd.	2,109,363	20,457
Mitsubishi Motors Corp.	2,412,057	20,407
NSK Ltd.	1,837,459	19,966
* Kyushu Electric Power Co. Inc.	1,816,417	19,797
NGK Spark Plug Co. Ltd.	751,737	19,792
Koito Manufacturing Co. Ltd.	481,505	19,745
Kajima Corp.	3,314,117	19,724
TOTO Ltd.	559,125	19,643
Yakult Honsha Co. Ltd.	397,733	19,467
Keio Corp.	2,231,677	19,272
Tobu Railway Co. Ltd.	3,874,988	19,113
Sekisui Chemical Co. Ltd.	1,459,017	19,049
Chiba Bank Ltd.	2,647,418	18,787
Alps Electric Co. Ltd.	690,398	18,722
Toppan Printing Co. Ltd.	2,005,927	18,481
^ Nikon Corp.	1,368,715	18,332
Isetan Mitsukoshi Holdings Ltd.	1,401,212	18,273
Shimizu Corp.	2,231,999	18,200
Rohm Co. Ltd.	350,150	17,735
Shimadzu Corp.	1,055,139	17,663
Daicel Corp.	1,186,045	17,651
Ryohin Keikaku Co. Ltd.	86,577	17,533
Konica Minolta Inc.	1,696,140	16,987
Seiko Epson Corp.	1,089,656	16,780
Nippon Paint Holdings Co. Ltd.	689,901	16,697
Fukuoka Financial Group Inc.	3,362,867	16,675
Seibu Holdings Inc.	813,550	16,615
Nisshin Seifun Group Inc.	1,012,163	16,533
Trend Micro Inc.	401,564	16,294
IHI Corp.	5,888,533	16,255
Bandai Namco Holdings Inc.	764,410	16,150

23

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
Don Quijote Holdings Co. Ltd.	456,818	16,043
Yamaha Corp.	662,936	16,013
Kyowa Hakko Kirin Co. Ltd.	1,007,055	15,846
Aozora Bank Ltd.	4,492,328	15,677
Chugoku Electric Power Co. Inc.	1,183,334	15,624
Mitsui Chemicals Inc.	3,499,760	15,521
Hirose Electric Co. Ltd.	127,800	15,473
Mitsubishi Tanabe Pharma Corp.	897,691	15,466
Keikyu Corp.	1,866,268	15,421
Mitsubishi Materials Corp.	4,892,736	15,410
Nippon Yusen KK	6,353,997	15,400
Nomura Research Institute Ltd.	396,111	15,212
Nissin Foods Holdings Co. Ltd.	286,338	15,194
Kuraray Co. Ltd.	1,241,829	15,042
M3 Inc.	716,209	14,850
NH Foods Ltd.	751,245	14,724
Marui Group Co. Ltd.	902,939	14,693
Nagoya Railroad Co. Ltd.	3,508,821	14,604
JTEKT Corp.	886,829	14,516
Hamamatsu Photonics KK	528,515	14,489
MISUMI Group Inc.	1,031,743	14,252
Asics Corp.	685,796	14,229
Alfresa Holdings Corp.	717,775	14,176
Keisei Electric Railway Co. Ltd.	1,103,023	14,073
Suruga Bank Ltd.	681,398	14,043
Yaskawa Electric Corp.	1,030,441	14,021
J Front Retailing Co. Ltd.	961,038	13,971
Amada Holdings Co. Ltd.	1,454,541	13,880
Nippon Express Co. Ltd.	2,945,760	13,843
Obic Co. Ltd.	260,613	13,795
Taiheiyo Cement Corp.	4,698,210	13,720
Oji Holdings Corp.	3,393,002	13,636
Keihan Electric Railway Co. Ltd.	1,967,734	13,178
Bank of Kyoto Ltd.	1,419,140	13,161
Taisho Pharmaceutical Holdings Co. Ltd.	184,392	13,023
Stanley Electric Co. Ltd.	590,852	12,962
JGC Corp.	846,796	12,961
Rinnai Corp.	145,804	12,919
Kaneka Corp.	1,242,336	12,913
ANA Holdings Inc.	4,472,353	12,903
Toho Gas Co. Ltd.	1,991,875	12,864
Tosoh Corp.	2,492,791	12,823
Hiroshima Bank Ltd.	2,247,451	12,774
Kobe Steel Ltd.	11,693,578	12,705
USS Co. Ltd.	845,090	12,698
Teijin Ltd.	3,709,876	12,643
Credit Saison Co. Ltd.	638,273	12,575
Yamazaki Baking Co. Ltd.	558,821	12,566
Nissan Chemical Industries Ltd.	549,773	12,480
Joyo Bank Ltd.	2,635,646	12,464
Hisamitsu Pharmaceutical Co. Inc.	294,841	12,378
Suzuken Co. Ltd.	325,606	12,374
Nankai Electric Railway Co. Ltd.	2,090,069	12,370
Toho Co. Ltd.	446,385	12,352
Sohgo Security Services Co. Ltd.	260,913	12,237
Hulic Co. Ltd.	1,389,237	12,198
Toyo Suisan Kaisha Ltd.	348,902	12,160
Calbee Inc.	286,846	12,113
Shimamura Co. Ltd.	102,965	12,058
Japan Airlines Co. Ltd.	336,517	12,045
Hino Motors Ltd.	1,040,043	12,020
Sony Financial Holdings Inc.	668,427	11,956
Haseko Corp.	1,075,072	11,886
Kansai Paint Co. Ltd.	783,300	11,873

24

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
Toyo Seikan Group Holdings Ltd.	637,935	11,833
Tsuruha Holdings Inc.	135,925	11,777
Tokyu Fudosan Holdings Corp.	1,875,877	11,758
Yokogawa Electric Corp.	962,406	11,574
JSR Corp.	740,039	11,533
Yamada Denki Co. Ltd.	2,667,854	11,524
Mitsui OSK Lines Ltd.	4,481,892	11,305
Iida Group Holdings Co. Ltd.	609,750	11,301
Shinsei Bank Ltd.	6,046,114	11,127
^ Daihatsu Motor Co. Ltd.	823,819	11,113
Mabuchi Motor Co. Ltd.	205,041	11,112
Minebea Co. Ltd.	1,293,318	11,073
Seven Bank Ltd.	2,510,502	11,010
FamilyMart Co. Ltd.	232,757	10,831
Kewpie Corp.	437,213	10,800
Ezaki Glico Co. Ltd.	198,869	10,744
* Kyushu Financial Group Inc.	1,518,720	10,702
Hokuriku Electric Power Co.	720,233	10,644
Brother Industries Ltd.	925,535	10,632
Takashimaya Co. Ltd.	1,178,349	10,612
Kakaku.com Inc.	533,562	10,495
MediPal Holdings Corp.	614,802	10,479
Kose Corp.	111,722	10,330
Iyo Bank Ltd.	1,061,941	10,318
Yamaguchi Financial Group Inc.	870,252	10,310
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,989,019	10,236
NOK Corp.	437,203	10,213
Hokuhoku Financial Group Inc.	5,007,033	10,207
Sojitz Corp.	4,813,929	10,102
Pigeon Corp.	414,703	10,061
Kobayashi Pharmaceutical Co. Ltd.	121,771	10,001
Hakuhodo DY Holdings Inc.	915,204	9,902
Sotetsu Holdings Inc.	1,695,352	9,865
Miraca Holdings Inc.	222,590	9,794
TonenGeneral Sekiyu KK	1,155,362	9,754
Sumitomo Heavy Industries Ltd.	2,170,358	9,729
Gunma Bank Ltd.	1,671,693	9,720
Otsuka Corp.	197,356	9,695
Park24 Co. Ltd.	395,245	9,576
Hachijuni Bank Ltd.	1,562,734	9,564
^ Japan Airport Terminal Co. Ltd.	215,220	9,528
Air Water Inc.	588,949	9,472
Hoshizaki Electric Co. Ltd.	152,127	9,457
Lion Corp.	1,002,270	9,431
Fuji Electric Co. Ltd.	2,234,435	9,371
Kaken Pharmaceutical Co. Ltd.	136,811	9,349
Hitachi Metals Ltd.	755,741	9,324
AEON Financial Service Co. Ltd.	417,197	9,320
Shikoku Electric Power Co. Inc.	594,147	9,281
Nabtesco Corp.	456,728	9,278
Kurita Water Industries Ltd.	438,802	9,189
Disco Corp.	97,443	9,176
Chugoku Bank Ltd.	681,222	9,090
Sumitomo Rubber Industries Ltd.	687,079	8,934
Tokyo Tatemono Co. Ltd.	820,476	8,930
Konami Holdings Corp.	372,928	8,877
Nippon Shokubai Co. Ltd.	124,791	8,684
Asahi Intecc Co. Ltd.	187,491	8,616
DIC Corp.	3,179,874	8,604
Ube Industries Ltd.	4,068,060	8,597
Nishi-Nippon Railroad Co. Ltd.	1,461,654	8,592
Nomura Real Estate Holdings Inc.	460,848	8,550
Sundrug Co. Ltd.	132,045	8,490
Sawai Pharmaceutical Co. Ltd.	124,007	8,490

25

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Temp Holdings Co. Ltd.	540,769	8,382
	Zenkoku Hosho Co. Ltd.	253,429	8,372
	Ebara Corp.	1,761,636	8,372
	Citizen Holdings Co. Ltd.	1,162,325	8,354
	Nexon Co. Ltd.	511,637	8,323
	NTN Corp.	1,972,557	8,318
	SBI Holdings Inc.	769,989	8,309
	THK Co. Ltd.	445,384	8,255
	Benesse Holdings Inc.	281,916	8,119
	Nippon Electric Glass Co. Ltd.	1,586,400	7,996
	Aeon Mall Co. Ltd.	462,394	7,931
	Mitsubishi Gas Chemical Co. Inc.	1,547,560	7,913
	Denka Co. Ltd.	1,757,641	7,788
	Toyo Tire & Rubber Co. Ltd.	394,600	7,787
	Matsumotokiyoshi Holdings Co. Ltd.	152,333	7,773
	Sugi Holdings Co. Ltd.	138,311	7,631
	CyberAgent Inc.	184,549	7,604
	Maruichi Steel Tube Ltd.	256,391	7,569
	Sankyo Co. Ltd.	202,608	7,563
	Kawasaki Kisen Kaisha Ltd.	3,497,981	7,488
	Mitsubishi Logistics Corp.	567,330	7,475
	Nifco Inc.	160,830	7,449
	77 Bank Ltd.	1,380,965	7,435
	Rohto Pharmaceutical Co. Ltd.	370,591	7,394
	Square Enix Holdings Co. Ltd.	304,766	7,368
	Sumitomo Dainippon Pharma Co. Ltd.	621,788	7,326
	Aoyama Trading Co. Ltd.	189,409	7,297
	Nishi-Nippon City Bank Ltd.	2,757,344	7,267
	Nippon Shinyaku Co. Ltd.	196,634	7,266
	Tsumura & Co.	260,875	7,244
	Kamigumi Co. Ltd.	832,285	7,166
	Nippon Kayaku Co. Ltd.	680,139	7,139
	NHK Spring Co. Ltd.	711,179	7,130
*	Acom Co. Ltd.	1,503,648	7,081
	Nihon Kohden Corp.	292,361	7,072
	Azbil Corp.	272,801	6,990
*	Hokkaido Electric Power Co. Inc.	680,092	6,987
^	Topcon Corp.	406,542	6,869
	Sumitomo Forestry Co. Ltd.	508,891	6,867
	Sega Sammy Holdings Inc.	722,765	6,760
	Fujikura Ltd.	1,245,859	6,729
	Hitachi High-Technologies Corp.	248,585	6,723
	Glory Ltd.	216,712	6,653
	Resorttrust Inc.	251,088	6,624
	SCSK Corp.	164,128	6,594
^	Japan Post Insurance Co. Ltd.	254,394	6,593
	H2O Retailing Corp.	332,987	6,507
	Nichirei Corp.	878,522	6,473
	Toyoda Gosei Co. Ltd.	284,197	6,456
	Showa Denko KK	5,495,080	6,436
	Century Tokyo Leasing Corp.	179,274	6,404
	Kinden Corp.	501,604	6,396
	DeNA Co. Ltd.	407,265	6,368
*,^	Sharp Corp.	6,137,168	6,330
	Hitachi Chemical Co. Ltd.	398,324	6,319
	Yokohama Rubber Co. Ltd.	410,866	6,310
	Dowa Holdings Co. Ltd.	875,751	6,297
	Ushio Inc.	456,033	6,289
	Sanwa Holdings Corp.	791,533	6,260
	Hitachi Construction Machinery Co. Ltd.	400,048	6,222
	Idemitsu Kosan Co. Ltd.	387,277	6,184
	MonotaRO Co. Ltd.	222,417	6,154
	Nisshinbo Holdings Inc.	582,371	6,137
	COMSYS Holdings Corp.	435,860	6,129

26

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
Showa Shell Sekiyu KK	737,886	6,021
Start Today Co. Ltd.	186,519	6,004
Oracle Corp. Japan	128,095	5,964
Seino Holdings Co. Ltd.	572,996	5,962
Hikari Tsushin Inc.	87,103	5,932
Taiyo Yuden Co. Ltd.	425,421	5,883
^ Ibiden Co. Ltd.	408,657	5,859
Izumi Co. Ltd.	150,893	5,858
Nippon Paper Industries Co. Ltd.	361,993	5,856
Wacoal Holdings Corp.	477,229	5,707
Sapporo Holdings Ltd.	1,291,495	5,670
SCREEN Holdings Co. Ltd.	766,335	5,641
House Foods Group Inc.	284,777	5,623
GS Yuasa Corp.	1,490,873	5,541
^ Ito En Ltd.	215,060	5,533
Furukawa Electric Co. Ltd.	2,596,504	5,496
Daishi Bank Ltd.	1,236,447	5,455
Daido Steel Co. Ltd.	1,363,801	5,451
OSG Corp.	287,678	5,439
Nagase & Co. Ltd.	430,131	5,422
^ Advantest Corp.	652,183	5,410
^ Sanrio Co. Ltd.	228,366	5,365
Tokai Tokyo Financial Holdings Inc.	882,635	5,361
Welcia Holdings Co. Ltd.	96,420	5,344
Juroku Bank Ltd.	1,350,158	5,342
Sumco Corp.	706,170	5,328
Tadano Ltd.	437,428	5,295
Sumitomo Osaka Cement Co. Ltd.	1,441,344	5,286
^ Cosmos Pharmaceutical Corp.	33,407	5,266
K's Holdings Corp.	152,995	5,210
Calsonic Kansei Corp.	588,586	5,189
UNY Group Holdings Co. Ltd.	820,330	5,155
Takara Holdings Inc.	672,613	5,112
Autobacs Seven Co. Ltd.	280,354	5,110
Chiyoda Corp.	670,539	5,092
^ Kagome Co. Ltd.	290,233	5,080
TS Tech Co. Ltd.	196,178	5,074
Nipro Corp.	462,409	5,056
Awa Bank Ltd.	856,045	4,988
Taiyo Nippon Sanso Corp.	549,507	4,970
ABC-Mart Inc.	90,672	4,963
Bic Camera Inc.	574,043	4,916
Shiga Bank Ltd.	974,393	4,870
San-In Godo Bank Ltd.	593,386	4,826
Toyobo Co. Ltd.	3,428,368	4,798
Japan Steel Works Ltd.	1,361,638	4,780
Pola Orbis Holdings Inc.	71,970	4,743
Skylark Co. Ltd.	366,300	4,733
Coca-Cola West Co. Ltd.	233,583	4,728
Capcom Co. Ltd.	195,984	4,726
Toyota Boshoku Corp.	234,788	4,726
Toda Corp.	885,647	4,722
HIS Co. Ltd.	140,671	4,699
DMG Mori Co. Ltd.	402,788	4,685
OKUMA Corp.	578,525	4,679
Mitsui Engineering & Shipbuilding Co. Ltd.	2,822,451	4,646
Hyakugo Bank Ltd.	953,585	4,635
Tokai Rika Co. Ltd.	188,292	4,634
Zeon Corp.	575,501	4,630
Jafco Co. Ltd.	117,570	4,583
Musashino Bank Ltd.	123,780	4,514
Coca-Cola East Japan Co. Ltd.	278,978	4,493
Hitachi Capital Corp.	165,796	4,455
Keiyo Bank Ltd.	911,367	4,316

27

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Senshu Ikeda Holdings Inc.	1,037,990	4,279
	Shimachu Co. Ltd.	185,878	4,228
	Shochiku Co. Ltd.	437,502	4,174
	Yamato Kogyo Co. Ltd.	162,231	4,137
	NTT Urban Development Corp.	419,331	4,029
	Okasan Securities Group Inc.	707,284	4,027
	Lintec Corp.	191,347	4,025
	Mitsui Mining & Smelting Co. Ltd.	2,124,975	3,940
*,^	Japan Display Inc.	1,364,097	3,930
	Heiwa Corp.	201,636	3,773
	Hyakujushi Bank Ltd.	1,007,958	3,747
	Nisshin Steel Co. Ltd.	354,991	3,743
	Maeda Road Construction Co. Ltd.	222,614	3,732
	North Pacific Bank Ltd.	1,075,517	3,712
	Japan Aviation Electronics Industry Ltd.	258,508	3,708
	KYORIN Holdings Inc.	176,089	3,669
*,^	Aiful Corp.	1,111,261	3,638
	Hokkoku Bank Ltd.	1,088,399	3,613
	Matsui Securities Co. Ltd.	392,552	3,596
	Mochida Pharmaceutical Co. Ltd.	50,408	3,572
	Itochu Techno-Solutions Corp.	179,109	3,569
^	COLOPL Inc.	176,485	3,480
	Rengo Co. Ltd.	807,014	3,450
*	Cosmo Energy Holdings Co. Ltd.	250,734	3,367
	FP Corp.	89,762	3,247
	Nippo Corp.	197,884	3,218
	Japan Petroleum Exploration Co. Ltd.	118,581	3,185
	Canon Marketing Japan Inc.	199,642	3,122
	Kissei Pharmaceutical Co. Ltd.	123,589	3,100
*	Orient Corp.	1,453,430	3,049
	Nissan Shatai Co. Ltd.	279,865	3,012
	SKY Perfect JSAT Holdings Inc.	528,567	2,972
	Onward Holdings Co. Ltd.	480,049	2,952
	Hitachi Transport System Ltd.	169,136	2,949
	NS Solutions Corp.	123,304	2,810
	Kandenko Co. Ltd.	403,711	2,709
	Exedy Corp.	111,843	2,703
^	Fukuyama Transporting Co. Ltd.	537,928	2,670
	Nippon Television Holdings Inc.	124,571	2,266
	Komeri Co. Ltd.	107,648	2,219
	PanaHome Corp.	291,368	2,201
	Tokyo Broadcasting System Holdings Inc.	135,382	2,144
*,^	Laox Co. Ltd.	994,000	1,896
	Daikyo Inc.	1,130,579	1,834
	Gree Inc.	359,453	1,707
	Toshiba TEC Corp.	456,252	1,629
	Toppan Forms Co. Ltd.	123,791	1,468
	TV Asahi Holdings Corp.	81,230	1,402
	Fuji Media Holdings Inc.	113,526	1,340
	Sumitomo Real Estate Sales Co. Ltd.	57,032	1,307
	IT Holdings Corp.	46,800	1,069
	Mitsubishi Shokuhin Co. Ltd.	42,800	1,051
	Nanto Bank Ltd.	330,356	1,035
	Daifuku Co. Ltd.	55,900	952
	Horiba Ltd.	21,200	819
	Nihon M&A Center Inc.	17,000	818
	Pilot Corp.	19,400	796
	Toho Holdings Co. Ltd.	32,300	785
	ADEKA Corp.	55,100	784
	Ulvac Inc.	26,700	756
	Megmilk Snow Brand Co. Ltd.	28,700	738
*	Leopalace21 Corp.	135,400	733
	Ogaki Kyoritsu Bank Ltd.	180,000	726
	Nippon Suisan Kaisha Ltd.	129,100	723

28

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
Tsubakimoto Chain Co.	90,000	693
Sangetsu Co. Ltd.	37,900	692
Sankyu Inc.	135,000	689
Tokyo Ohka Kogyo Co. Ltd.	21,400	680
Penta-Ocean Construction Co. Ltd.	159,900	668
Relo Holdings Inc.	5,500	664
Nikkon Holdings Co. Ltd.	32,800	654
Ain Holdings Inc.	13,700	653
United Arrows Ltd.	15,000	647
Zensho Holdings Co. Ltd.	50,100	630
Miura Co. Ltd.	43,300	613
NOF Corp.	79,000	608
Fuyo General Lease Co. Ltd.	12,900	608
Aica Kogyo Co. Ltd.	30,300	595
Toagosei Co. Ltd.	69,000	590
Morinaga & Co. Ltd.	112,000	589
Okumura Corp.	104,000	586
Oki Electric Industry Co. Ltd.	465,000	582
Nichi-iko Pharmaceutical Co. Ltd.	24,300	579
Iwatani Corp.	112,000	578
Kumagai Gumi Co. Ltd.	198,000	568
Takasago Thermal Engineering Co. Ltd.	38,700	566
Ship Healthcare Holdings Inc.	22,700	562
Kyoritsu Maintenance Co. Ltd.	6,500	557
Nippon Seiki Co. Ltd.	24,000	551
Mitsubishi Pencil Co. Ltd.	11,900	550
Nishimatsu Construction Co. Ltd.	145,000	550
Hazama Ando Corp.	101,900	549
Nihon Parkerizing Co. Ltd.	53,800	548
Ariake Japan Co. Ltd.	9,800	542
TechnoPro Holdings Inc.	18,500	540
Kyowa Exeo Corp.	52,300	537
Kiyo Bank Ltd.	37,000	534
^ COOKPAD Inc.	24,900	529
Tokyo Dome Corp.	103,000	525
Central Glass Co. Ltd.	114,000	523
Arcs Co. Ltd.	23,600	520
Anritsu Corp.	79,170	519
Kenedix Inc.	144,000	517
Ai Holdings Corp.	20,300	515
Amano Corp.	38,000	514
Nippon Light Metal Holdings Co. Ltd.	288,900	512
Morinaga Milk Industry Co. Ltd.	110,000	501
Topre Corp.	21,700	498
Valor Holdings Co. Ltd.	21,000	495
*,^ euglena Co. Ltd.	33,000	493
Kokuyo Co. Ltd.	45,100	488
Fuji Machine Manufacturing Co. Ltd.	46,000	484
Yaoko Co. Ltd.	11,500	483
Hitachi Zosen Corp.	87,700	481
Maeda Corp.	71,000	480
Meitec Corp.	14,000	479
Tokyo Seimitsu Co. Ltd.	21,300	472
SHO-BOND Holdings Co. Ltd.	12,900	471
Colowide Co. Ltd.	30,900	470
Tokyo TY Financial Group Inc.	13,800	462
Nippon Soda Co. Ltd.	77,000	458
GMO internet Inc.	34,800	458
Cocokara fine Inc.	10,100	453
Nachi-Fujikoshi Corp.	99,000	453
Hanwa Co. Ltd.	104,000	449
Unipres Corp.	19,800	447
ASKUL Corp.	11,100	446
Toyo Ink SC Holdings Co. Ltd.	109,000	445

29

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
Yoshinoya Holdings Co. Ltd.	34,400	445
Daikyonishikawa Corp.	24,000	444
Inaba Denki Sangyo Co. Ltd.	13,900	444
^ Nippon Gas Co. Ltd.	18,000	441
Yamanashi Chuo Bank Ltd.	86,000	440
Toho Bank Ltd.	123,000	439
GMO Payment Gateway Inc.	9,200	437
Adastria Co. Ltd.	7,800	436
San-A Co. Ltd.	9,700	435
Duskin Co. Ltd.	23,900	435
Seiko Holdings Corp.	77,000	435
Fujitec Co. Ltd.	42,400	434
Nippon Densetsu Kogyo Co. Ltd.	19,800	431
Ryosan Co. Ltd.	16,800	431
Meidensha Corp.	107,000	431
Asatsu-DK Inc.	17,540	424
Okamura Corp.	42,300	422
Nichias Corp.	64,000	421
* Nippon Sheet Glass Co. Ltd.	522,000	420
Chiyoda Co. Ltd.	13,500	420
IBJ Leasing Co. Ltd.	20,500	418
Itoham Foods Inc.	72,000	417
Saibu Gas Co. Ltd.	180,000	417
TPR Co. Ltd.	14,800	416
* Tokuyama Corp.	192,000	416
* Pioneer Corp.	150,900	415
Sakata Seed Corp.	17,500	414
Shinmaywa Industries Ltd.	46,000	412
Takara Standard Co. Ltd.	54,000	411
Kusuri No Aoki Co. Ltd.	8,400	410
Trusco Nakayama Corp.	10,500	409
Keihin Corp.	23,100	405
Fuji Oil Holdings Inc.	24,900	404
Nippon Flour Mills Co. Ltd.	56,000	402
Totetsu Kogyo Co. Ltd.	16,000	401
FCC Co. Ltd.	18,800	400
Nihon Unisys Ltd.	36,300	400
Mandom Corp.	9,900	399
Koei Tecmo Holdings Co. Ltd.	26,900	398
Hokuetsu Kishu Paper Co. Ltd.	67,100	395
Fujitsu General Ltd.	31,000	394
Sumitomo Mitsui Construction Co. Ltd.	419,900	394
^ TSI Holdings Co. Ltd.	57,500	393
Makino Milling Machine Co. Ltd.	52,000	391
Taikisha Ltd.	16,300	390
Takeuchi Manufacturing Co. Ltd.	19,100	389
Kanematsu Corp.	229,000	385
Transcosmos Inc.	15,000	385
HI-LEX Corp.	13,200	381
Bank of Okinawa Ltd.	9,900	381
Kuroda Electric Co. Ltd.	20,600	381
Sumitomo Bakelite Co. Ltd.	91,000	379
Next Co. Ltd.	30,700	376
Bank of Iwate Ltd.	9,000	375
Kanamoto Co. Ltd.	14,800	374
Furukawa Co. Ltd.	182,000	374
DCM Holdings Co. Ltd.	51,500	374
Nippon Signal Company Ltd.	34,300	374
Paramount Bed Holdings Co. Ltd.	10,500	373
Okamoto Industries Inc.	41,000	372
Toei Co. Ltd.	38,000	372
Accordia Golf Co. Ltd.	38,700	371
Kadokawa Dwango Corp.	24,600	369
Fuji Kyuko Co. Ltd.	38,000	365

30

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Taiyo Holdings Co. Ltd.	9,500	365
	Fuji Seal International Inc.	12,100	364
	Senko Co. Ltd.	54,000	364
	Bank of Nagoya Ltd.	99,000	362
	Kyudenko Corp.	20,000	358
	Earth Chemical Co. Ltd.	8,700	357
	J Trust Co. Ltd.	44,400	356
	Nissha Printing Co. Ltd.	18,300	355
	Saizeriya Co. Ltd.	14,000	351
	Maruha Nichiro Corp.	19,800	349
	KYB Corp.	115,218	349
	Kintetsu World Express Inc.	19,800	348
	Alpine Electronics Inc.	22,400	348
	Heiwado Co. Ltd.	15,700	345
	Tokyo Steel Manufacturing Co. Ltd.	55,400	344
	Aomori Bank Ltd.	107,000	343
	Kureha Corp.	89,000	343
	Axial Retailing Inc.	10,200	342
	Tochigi Bank Ltd.	60,000	342
^	Zojirushi Corp.	24,000	342
	Hitachi Kokusai Electric Inc.	25,000	340
	Daiseki Co. Ltd.	21,300	340
	Tokyu Construction Co. Ltd.	45,200	338
	MOS Food Services Inc.	12,500	337
	Takuma Co. Ltd.	41,000	336
	Ashikaga Holdings Co. Ltd.	86,000	335
	Descente Ltd.	26,300	334
	Starts Corp. Inc.	17,200	333
	NET One Systems Co. Ltd.	51,800	332
	Chudenko Corp.	15,000	331
	Yamagata Bank Ltd.	85,000	330
^	Daio Paper Corp.	38,500	330
*,^	Aplus Financial Co. Ltd.	371,600	327
	Okinawa Electric Power Co. Inc.	12,500	324
	Yamazen Corp.	35,400	324
	Sumitomo Warehouse Co. Ltd.	61,000	323
	EDION Corp.	42,600	322
	Akita Bank Ltd.	93,000	320
	Aida Engineering Ltd.	31,000	320
	Oita Bank Ltd.	82,000	319
	Foster Electric Co. Ltd.	14,600	318
	Token Corp.	4,100	316
	Internet Initiative Japan Inc.	15,900	316
	Marusan Securities Co. Ltd.	30,000	314
	Nomura Co. Ltd.	20,400	313
	NSD Co. Ltd.	21,500	311
	Yodogawa Steel Works Ltd.	15,500	311
	TOC Co. Ltd.	35,400	310
	ZERIA Pharmaceutical Co. Ltd.	23,300	309
	Aeon Delight Co. Ltd.	9,600	308
	Siix Corp.	10,000	308
	Komori Corp.	26,300	308
	Seikagaku Corp.	20,500	305
	Kameda Seika Co. Ltd.	7,100	303
	Tokai Carbon Co. Ltd.	108,000	303
	Jin Co. Ltd.	8,200	302
	Ryobi Ltd.	71,000	300
	Gurunavi Inc.	14,400	299
	UACJ Corp.	128,000	299
	PALTAC Corp.	16,800	299
	Aichi Bank Ltd.	5,600	298
	Noritz Corp.	19,400	297
*	Dexerials Corp.	27,600	296
	Asahi Diamond Industrial Co. Ltd.	27,600	295

31

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
Aichi Steel Corp.	63,000	295
Nissin Kogyo Co. Ltd.	20,300	294
Japan Wool Textile Co. Ltd.	40,000	294
Towa Pharmaceutical Co. Ltd.	4,700	292
Mitsuba Corp.	18,900	292
Gulliver International Co. Ltd.	29,300	292
Hogy Medical Co. Ltd.	5,800	292
Sanyo Special Steel Co. Ltd.	61,000	288
Japan Securities Finance Co. Ltd.	56,400	288
Seiren Co. Ltd.	26,500	286
TOMONY Holdings Inc.	75,100	286
AOKI Holdings Inc.	21,900	286
Gunze Ltd.	97,000	284
Joyful Honda Co. Ltd.	13,900	283
Sanki Engineering Co. Ltd.	32,800	282
Monex Group Inc.	108,600	282
Financial Products Group Co. Ltd.	36,000	281
Takara Leben Co. Ltd.	50,400	280
Nikkiso Co. Ltd.	35,200	278
Milbon Co. Ltd.	6,800	278
Nichicon Corp.	35,400	277
Nippon Steel & Sumikin Bussan Corp.	81,000	277
Nitta Corp.	10,100	276
Ricoh Leasing Co. Ltd.	8,900	276
Geo Holdings Corp.	17,500	275
SMS Co. Ltd.	13,000	273
Oiles Corp.	15,600	271
Bank of the Ryukyus Ltd.	19,200	270
CKD Corp.	27,100	269
Unizo Holdings Co. Ltd.	6,700	269
Ihara Chemical Industry Co. Ltd.	19,600	269
DTS Corp.	11,800	269
As One Corp.	7,000	268
Shinko Electric Industries Co. Ltd.	41,769	268
Mirait Holdings Corp.	32,500	268
Daibiru Corp.	32,400	267
Jeol Ltd.	41,000	266
Star Micronics Co. Ltd.	20,400	266
Tomy Co. Ltd.	40,600	266
Fancl Corp.	19,200	266
Higashi-Nippon Bank Ltd.	80,000	264
Asahi Holdings Inc.	16,900	264
Bunka Shutter Co. Ltd.	31,100	263
Miyazaki Bank Ltd.	82,000	263
Kato Sangyo Co. Ltd.	11,300	261
Atom Corp.	45,300	260
NEC Networks & System Integration Corp.	14,700	260
Toa Corp.	99,000	260
Goldwin Inc.	5,000	258
Mizuno Corp.	54,000	258
Hokuetsu Bank Ltd.	122,000	257
Life Corp.	10,400	257
^ Royal Holdings Co. Ltd.	13,800	256
Eagle Industry Co. Ltd.	14,000	256
Daihen Corp.	54,000	254
Nisshin Oillio Group Ltd.	62,000	253
Fuji Soft Inc.	11,500	252
Showa Sangyo Co. Ltd.	66,000	252
Shikoku Bank Ltd.	111,000	251
Chofu Seisakusho Co. Ltd.	10,600	251
Raito Kogyo Co. Ltd.	25,800	251
Futaba Corp.	18,700	251
Sakata INX Corp.	23,800	250
Hitachi Maxell Ltd.	14,100	250

32

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
Nitto Boseki Co. Ltd.	93,000	250
kabu.com Securities Co. Ltd.	80,000	250
Inabata & Co. Ltd.	24,700	249
Kumiai Chemical Industry Co. Ltd.	23,000	249
Nichiha Corp.	16,500	249
Mitsumi Electric Co. Ltd.	43,400	246
Sanyo Chemical Industries Ltd.	31,000	245
United Super Markets Holdings Inc.	28,700	245
San-Ai Oil Co. Ltd.	30,000	245
Takasago International Corp.	10,200	244
Obara Group Inc.	6,700	244
Piolax Inc.	4,300	243
Pacific Industrial Co. Ltd.	22,000	243
Fukui Bank Ltd.	124,000	241
Zenrin Co. Ltd.	11,800	240
Nagaileben Co. Ltd.	14,000	240
Eighteenth Bank Ltd.	82,000	240
Shima Seiki Manufacturing Ltd.	15,000	239
Sato Holdings Corp.	12,100	239
Showa Corp.	25,700	238
Jaccs Co. Ltd.	65,000	237
Yorozu Corp.	10,400	237
Nitto Kogyo Corp.	13,500	236
Sekisui Jushi Corp.	17,100	236
OBIC Business Consultants Co. Ltd.	4,200	235
Namura Shipbuilding Co. Ltd.	28,600	235
Chugoku Marine Paints Ltd.	32,000	235
TKC Corp.	8,800	234
Tachi-S Co. Ltd.	14,700	234
* Macnica Fuji Electronics Holdings Inc.	17,600	233
Xebio Holdings Co. Ltd.	12,300	232
* Pacific Metals Co. Ltd.	83,000	231
Marudai Food Co. Ltd.	60,000	231
Noevir Holdings Co. Ltd.	8,000	231
Toshiba Plant Systems & Services Corp.	20,800	230
Doshisha Co. Ltd.	11,400	230
Create Restaurants Holdings Inc.	8,300	230
Morita Holdings Corp.	21,100	229
Musashi Seimitsu Industry Co. Ltd.	11,200	228
Shikoku Chemicals Corp.	24,000	228
Konoike Transport Co. Ltd.	17,200	227
Dip Corp.	11,100	227
Doutor Nichires Holdings Co. Ltd.	14,600	226
Nishio Rent All Co. Ltd.	8,200	225
Nishimatsuya Chain Co. Ltd.	26,000	225
Topy Industries Ltd.	100,000	223
TOKAI Holdings Corp.	47,500	222
Kitz Corp.	49,300	221
Yondoshi Holdings Inc.	10,000	221
Iino Kaiun Kaisha Ltd.	53,100	220
Daiho Corp.	46,000	219
Heiwa Real Estate Co. Ltd.	20,000	219
Matsuya Co. Ltd.	21,300	218
Sanken Electric Co. Ltd.	62,000	217
Kyoei Steel Ltd.	12,100	217
Fujimori Kogyo Co. Ltd.	8,300	216
Prima Meat Packers Ltd.	80,000	215
Dydo Drinco Inc.	4,600	214
Yuasa Trading Co. Ltd.	8,600	212
^ OSAKA Titanium Technologies Co. Ltd.	10,300	212
Toridoll.corp	11,600	212
Kurabo Industries Ltd.	124,000	211
Ichibanya Co. Ltd.	4,300	211
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	45,000	210

33

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
Hokuto Corp.	10,900	210
Clarion Co. Ltd.	58,000	210
Kohnan Shoji Co. Ltd.	14,900	209
Shizuoka Gas Co. Ltd.	32,700	208
Ringer Hut Co. Ltd.	9,000	208
Plenus Co. Ltd.	12,400	207
JVC Kenwood Corp.	75,500	207
Max Co. Ltd.	20,000	206
FIDEA Holdings Co. Ltd.	91,600	206
St. Marc Holdings Co. Ltd.	7,400	206
* Toyo Engineering Corp.	80,000	206
Kura Corp.	5,100	205
Sintokogio Ltd.	25,300	205
Sanden Holdings Corp.	64,000	204
Hiday Hidaka Corp.	7,100	204
Avex Group Holdings Inc.	17,100	203
Fujicco Co. Ltd.	11,600	203
Mani Inc.	10,500	203
Yokogawa Bridge Holdings Corp.	17,500	202
Enplas Corp.	5,600	201
Fujita Kanko Inc.	40,000	201
Press Kogyo Co. Ltd.	46,200	201
Hosiden Corp.	35,600	200
Sankyo Tateyama Inc.	15,700	200
Wakita & Co. Ltd.	23,100	199
Okabe Co. Ltd.	25,800	198
Daiwabo Holdings Co. Ltd.	99,000	198
Fuji Co. Ltd.	9,700	197
Pack Corp.	7,800	196
Nissin Electric Co. Ltd.	23,800	193
UKC Holdings Corp.	8,600	193
Kasai Kogyo Co. Ltd.	13,300	192
Kisoji Co. Ltd.	10,700	192
Mitsuboshi Belting Ltd.	24,000	191
Toyo Construction Co. Ltd.	42,000	191
Ohsho Food Service Corp.	5,500	190
Ci:z Holdings Co. Ltd.	11,000	190
Minato Bank Ltd.	115,000	190
Benefit One Inc.	8,100	189
Open House Co. Ltd.	9,800	188
Ikyu Corp.	6,700	188
Bando Chemical Industries Ltd.	45,000	188
Jamco Corp.	5,600	188
Osaka Soda Co. Ltd.	49,000	187
Itochu Enex Co. Ltd.	24,500	187
Yokohama Reito Co. Ltd.	21,300	186
Wacom Co. Ltd.	46,800	186
Takamatsu Construction Group Co. Ltd.	8,700	186
Relia Inc.	21,600	185
Eizo Corp.	7,700	184
Iseki & Co. Ltd.	118,000	184
Mitsui-Soko Holdings Co. Ltd.	65,000	184
Tekken Corp.	74,000	183
Ehime Bank Ltd.	87,000	183
Hibiya Engineering Ltd.	13,300	182
Optex Co. Ltd.	7,300	181
Tokai Corp.	6,300	180
Mitsui Sugar Co. Ltd.	40,000	180
Toshiba Machine Co. Ltd.	53,000	180
Nichii Gakkan Co.	24,600	179
Joshin Denki Co. Ltd.	20,000	179
Trancom Co. Ltd.	3,200	178
Sanyo Electric Railway Co. Ltd.	45,000	176
Taihei Dengyo Kaisha Ltd.	17,000	176

34

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
Shinko Plantech Co. Ltd.	21,400	176
Belc Co. Ltd.	4,800	175
Ichiyoshi Securities Co. Ltd.	19,100	175
Toho Zinc Co. Ltd.	76,000	175
Shindengen Electric Manufacturing Co. Ltd.	44,000	175
Bank of Saga Ltd.	78,000	174
Tokyotokeiba Co. Ltd.	78,000	174
Kyokuto Kaihatsu Kogyo Co. Ltd.	15,700	174
Riso Kagaku Corp.	10,700	174
Hitachi Koki Co. Ltd.	24,200	173
Nippon Synthetic Chemical Industry Co. Ltd.	24,000	172
Daido Metal Co. Ltd.	18,700	172
Sodick Co. Ltd.	23,300	172
* Ishihara Sangyo Kaisha Ltd.	202,000	171
Kanto Denka Kogyo Co. Ltd.	26,000	171
Aisan Industry Co. Ltd.	16,600	170
Yurtec Corp.	18,000	170
Sogo Medical Co. Ltd.	4,600	169
Tv Tokyo Holdings Corp.	8,900	168
BML Inc.	5,600	168
Nippon Road Co. Ltd.	34,000	168
JCR Pharmaceuticals Co. Ltd.	7,700	167
Kansai Urban Banking Corp.	14,900	167
Towa Bank Ltd.	187,000	167
Ines Corp.	17,800	165
Kinugawa Rubber Industrial Co. Ltd.	31,000	165
Shibuya Corp.	11,100	165
Jimoto Holdings Inc.	99,200	164
Nihon Nohyaku Co. Ltd.	26,200	164
SMK Corp.	33,000	163
Tsurumi Manufacturing Co. Ltd.	9,900	163
Tamron Co. Ltd.	8,800	162
Arcland Sakamoto Co. Ltd.	7,000	162
T-Gaia Corp.	14,200	162
Goldcrest Co. Ltd.	8,900	162
Tsukishima Kikai Co. Ltd.	17,800	161
Konishi Co. Ltd.	7,200	161
Itoki Corp.	22,700	161
Sumitomo Riko Co. Ltd.	19,300	161
Yellow Hat Ltd.	7,800	160
Japan Pulp & Paper Co. Ltd.	57,000	159
Round One Corp.	34,800	157
Nippon Chemi-Con Corp.	89,000	157
Hamakyorex Co. Ltd.	8,400	157
Tenma Corp.	8,000	156
Nippon Thompson Co. Ltd.	36,000	156
G-Tekt Corp.	11,100	156
EPS Holdings Inc.	14,100	155
Sakai Chemical Industry Co. Ltd.	46,000	155
Sanyo Shokai Ltd.	65,000	155
Modec Inc.	11,100	154
Fujimi Inc.	11,100	154
Fukuda Corp.	15,000	154
Canon Electronics Inc.	9,300	153
Sumitomo Seika Chemicals Co. Ltd.	25,000	152
T Hasegawa Co. Ltd.	11,700	151
Riken Corp.	43,000	151
F@N Communications Inc.	24,600	151
Noritake Co. Ltd.	66,000	151
Neturen Co. Ltd.	19,200	150
Juki Corp.	16,800	150
Chiba Kogyo Bank Ltd.	26,900	150
* Unitika Ltd.	319,000	150
Nippon Koei Co. Ltd.	41,000	150

35

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Justsystems Corp.	19,300	149
	Nohmi Bosai Ltd.	11,900	149
	Wowow Inc.	5,900	149
	Nittetsu Mining Co. Ltd.	34,000	149
	Kyokuto Securities Co. Ltd.	11,800	149
*	Toho Titanium Co. Ltd.	18,100	148
	Chiyoda Integre Co. Ltd.	6,300	147
	Kaga Electronics Co. Ltd.	9,800	146
	YAMABIKO Corp.	17,400	146
	Sac's Bar Holdings Inc.	10,000	146
	Union Tool Co.	5,300	145
	Tsukui Corp.	13,200	145
^	Alpen Co. Ltd.	8,700	145
	Sanshin Electronics Co. Ltd.	13,900	145
	METAWATER Co. Ltd.	5,900	145
	Torii Pharmaceutical Co. Ltd.	6,300	144
	Eiken Chemical Co. Ltd.	7,800	144
	JSP Corp.	6,900	144
	Tsukuba Bank Ltd.	43,000	143
	Sanyo Denki Co. Ltd.	23,000	143
	Tsugami Corp.	33,000	143
	Pressance Corp.	4,300	143
	Fukushima Industries Corp.	6,000	142
	Daisan Bank Ltd.	96,000	141
	Teikoku Sen-I Co. Ltd.	11,000	141
	Information Services International-Dentsu Ltd.	7,300	141
	Nippon Carbon Co. Ltd.	56,000	141
	Meiko Network Japan Co. Ltd.	12,100	140
	J-Oil Mills Inc.	48,000	139
	ASKA Pharmaceutical Co. Ltd.	11,300	139
	Tocalo Co. Ltd.	6,700	138
	Futaba Industrial Co. Ltd.	28,900	138
*,^	Takata Corp.	20,638	137
	Key Coffee Inc.	8,600	137
	Pal Co. Ltd.	5,700	137
	Vital KSK Holdings Inc.	16,600	135
	Warabeya Nichiyo Co. Ltd.	7,100	135
	Tokushu Tokai Paper Co. Ltd.	44,000	134
	Mie Bank Ltd.	60,000	133
	Dai Nippon Toryo Co. Ltd.	69,000	133
	Toenec Corp.	20,000	132
	Toa Corp.	12,600	132
	Nippon Ceramic Co. Ltd.	8,300	131
	Sakai Moving Service Co. Ltd.	4,800	130
	Nippon Kanzai Co. Ltd.	8,200	130
	Kurimoto Ltd.	68,000	128
	Chukyo Bank Ltd.	67,000	128
	S Foods Inc.	7,300	128
	Tamura Corp.	43,000	128
	Belluna Co. Ltd.	23,100	127
	Kato Works Co. Ltd.	29,000	127
	Nissin Corp.	44,000	126
	Ryoyo Electro Corp.	11,000	126
	Nichiden Corp.	5,100	126
	Koa Corp.	14,800	126
	Yusen Logistics Co. Ltd.	9,400	126
	Kamei Corp.	12,800	125
	Qol Co. Ltd.	8,900	125
	OSJB Holdings Corp.	62,400	125
	Rock Field Co. Ltd.	5,100	125
	ESPEC Corp.	10,200	125
	Arata Corp.	5,800	125
	Katakura Industries Co. Ltd.	11,500	124
	Michinoku Bank Ltd.	73,000	123

36

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
Kita-Nippon Bank Ltd.	4,500	123
Toyo Kanetsu KK	57,000	123
Keiyo Co. Ltd.	29,200	123
Sagami Chain Co. Ltd.	11,500	123
* Kintetsu Department Store Co. Ltd.	45,000	123
Fujibo Holdings Inc.	66,000	122
Mitsubishi Steel Manufacturing Co. Ltd.	64,000	122
Broadleaf Co. Ltd.	12,400	122
Studio Alice Co. Ltd.	6,900	122
Maruzen Showa Unyu Co. Ltd.	34,000	121
^ Marvelous Inc.	15,900	121
Nippon Denko Co. Ltd.	66,400	120
Denyo Co. Ltd.	7,700	120
Okuwa Co. Ltd.	13,000	120
Meisei Industrial Co. Ltd.	28,800	119
Ministop Co. Ltd.	6,100	118
Hokkan Holdings Ltd.	45,000	118
Taisei Lamick Co. Ltd.	4,500	118
Koatsu Gas Kogyo Co. Ltd.	21,000	118
Toyo Securities Co. Ltd.	38,000	117
Kyokuyo Co. Ltd.	51,000	117
Cawachi Ltd.	6,000	117
* Kappa Create Co. Ltd.	11,700	117
Yahagi Construction Co. Ltd.	17,100	117
K&O Energy Group Inc.	8,200	117
Osaka Steel Co. Ltd.	6,400	116
Keihanshin Building Co. Ltd.	20,700	116
Daiichi Jitsugyo Co. Ltd.	26,000	116
Maeda Kosen Co. Ltd.	12,700	116
Nitto Kohki Co. Ltd.	5,400	116
Create SD Holdings Co. Ltd.	4,700	115
Mito Securities Co. Ltd.	33,900	115
* Tokyo Rope Manufacturing Co. Ltd.	69,000	115
KFC Holdings Japan Ltd.	6,700	114
* KNT-CT Holdings Co. Ltd.	59,000	114
France Bed Holdings Co. Ltd.	13,700	114
Osaki Electric Co. Ltd.	20,000	113
Shinko Shoji Co. Ltd.	10,400	113
ST Corp.	11,900	112
Tokyo Tekko Co. Ltd.	25,000	112
Mars Engineering Corp.	6,600	112
C Uyemura & Co. Ltd.	2,600	111
Shin-Etsu Polymer Co. Ltd.	20,100	111
Achilles Corp.	86,000	111
Shimizu Bank Ltd.	4,500	110
Tosho Co. Ltd.	4,100	110
Nippon Valqua Industries Ltd.	42,000	109
Godo Steel Ltd.	55,000	109
Misawa Homes Co. Ltd.	14,700	108
Nagatanien Holdings Co. Ltd.	12,000	107
Komatsu Seiren Co. Ltd.	18,600	107
Kanematsu Electronics Ltd.	6,000	106
Toyo Corp.	11,700	106
Corona Corp. Class A	11,100	106
* KLab Inc.	16,100	106
Sumitomo Densetsu Co. Ltd.	8,200	106
Tonami Holdings Co. Ltd.	36,000	105
Daiwa Industries Ltd.	13,400	105
Shibusawa Warehouse Co. Ltd.	40,000	104
Sinfonia Technology Co. Ltd.	64,000	104
CAC Holdings Corp.	12,700	104
Akebono Brake Industry Co. Ltd.	41,500	103
Yonekyu Corp.	4,900	103
Tosei Corp.	16,200	102

37

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
Tomoku Co. Ltd.	43,000	102
Nihon Yamamura Glass Co. Ltd.	67,000	101
Maezawa Kasei Industries Co. Ltd.	10,700	101
Yushin Precision Equipment Co. Ltd.	5,400	101
Elematec Corp.	4,200	101
Sekisui Plastics Co. Ltd.	29,000	101
Oyo Corp.	8,900	100
Hokkaido Gas Co. Ltd.	43,000	100
Mitsubishi Research Institute Inc.	3,500	100
Kyodo Printing Co. Ltd.	36,000	100
Tokyo Energy & Systems Inc.	11,000	100
Takiron Co. Ltd.	19,000	98
Mitsui High-Tec Inc.	15,700	98
Denki Kogyo Co. Ltd.	22,000	98
Megachips Corp.	11,200	98
JP-Holdings Inc.	34,200	98
* Nippon Yakin Kogyo Co. Ltd.	83,700	98
Daiken Corp.	33,000	97
Arakawa Chemical Industries Ltd.	9,600	96
Cosel Co. Ltd.	10,600	96
Stella Chemifa Corp.	5,800	95
Kobe Bussan Co. Ltd.	3,000	95
Kitagawa Iron Works Co. Ltd.	43,000	95
Ryoden Trading Co. Ltd.	14,000	94
Starzen Co. Ltd.	3,300	94
U-Shin Ltd.	15,300	94
Maruwa Co. Ltd.	4,200	93
Matsuya Foods Co. Ltd.	3,900	93
Furuno Electric Co. Ltd.	12,900	93
CHIMNEY Co. Ltd.	3,700	92
Zuken Inc.	9,600	92
Fudo Tetra Corp.	78,800	92
Toyo Kohan Co. Ltd.	26,200	92
Toyo Tanso Co. Ltd.	6,100	92
MTI Ltd.	16,200	91
Tsutsumi Jewelry Co. Ltd.	4,400	91
Toli Corp.	32,000	91
Japan Transcity Corp.	24,000	90
Sun Frontier Fudousan Co. Ltd.	12,200	90
CONEXIO Corp.	9,500	89
Nippon Parking Development Co. Ltd.	78,100	89
Torishima Pump Manufacturing Co. Ltd.	10,800	89
Future Architect Inc.	13,700	89
NS United Kaiun Kaisha Ltd.	50,000	89
Tabuchi Electric Co. Ltd.	14,300	89
Advan Co. Ltd.	9,700	88
Nippon Beet Sugar Manufacturing Co. Ltd.	52,000	88
Okura Industrial Co. Ltd.	30,000	87
Nihon Trim Co. Ltd.	2,500	87
Mory Industries Inc.	30,000	87
Riken Technos Corp.	25,100	87
Taiho Kogyo Co. Ltd.	7,200	87
Asunaro Aoki Construction Co. Ltd.	13,000	87
Idec Corp.	9,600	87
* Fujiya Co. Ltd.	54,000	86
Teikoku Electric Manufacturing Co. Ltd.	10,800	86
Atsugi Co. Ltd.	90,000	86
Aichi Corp.	12,900	86
Artnature Inc.	9,700	85
CMK Corp.	29,600	85
* Nakayama Steel Works Ltd.	132,000	85
Maezawa Kyuso Industries Co. Ltd.	6,600	85
Toho Co. Ltd.	4,100	84
Onoken Co. Ltd.	8,800	84

38

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
Showa Aircraft Industry Co. Ltd.	8,200	84
Giken Ltd.	6,600	83
Daikokutenbussan Co. Ltd.	2,200	83
Sumitomo Precision Products Co. Ltd.	23,000	83
Hisaka Works Ltd.	10,400	83
Pronexus Inc.	10,100	83
Mimasu Semiconductor Industry Co. Ltd.	8,700	83
Sinanen Holdings Co. Ltd.	21,000	82
Mitani Sekisan Co. Ltd.	6,100	82
Japan Cash Machine Co. Ltd.	8,300	82
Ateam Inc.	5,600	82
* Nippon Sharyo Ltd.	34,000	81
Krosaki Harima Corp.	35,000	81
NDS Co. Ltd.	28,000	80
* Mitsubishi Paper Mills Ltd.	111,000	80
Hioki EE Corp.	4,400	80
Chugai Ro Co. Ltd.	41,000	80
Itochu-Shokuhin Co. Ltd.	2,300	79
Takihyo Co. Ltd.	19,000	79
Alpha Systems Inc.	4,900	79
Funai Electric Co. Ltd.	9,400	79
Japan Drilling Co. Ltd.	3,600	79
Shiroki Corp.	25,000	79
Fuso Pharmaceutical Industries Ltd.	34,000	79
T RAD Co. Ltd.	47,000	79
Zuiko Corp.	2,000	78
Fujikura Kasei Co. Ltd.	16,200	78
Gakken Holdings Co. Ltd.	35,000	78
^ Daikoku Denki Co. Ltd.	6,000	78
Aeon Fantasy Co. Ltd.	4,400	78
Cleanup Corp.	12,500	77
Kourakuen Holdings Corp.	5,900	77
Paris Miki Holdings Inc.	19,800	77
Honeys Co. Ltd.	8,900	77
Kanaden Corp.	9,400	77
Daisyo Corp.	6,100	77
Daidoh Ltd.	18,400	77
Asahi Co. Ltd.	7,200	77
Hosokawa Micron Corp.	15,000	77
Tokyo Electron Device Ltd.	5,800	77
Tokyo Rakutenchi Co. Ltd.	18,000	76
Asahi Organic Chemicals Industry Co. Ltd.	41,000	76
Endo Lighting Corp.	7,400	76
Chuo Spring Co. Ltd.	31,000	76
Uchida Yoko Co. Ltd.	20,000	76
* Kinki Sharyo Co. Ltd.	23,000	76
Kitano Construction Corp.	29,000	75
Mitsui Matsushima Co. Ltd.	70,000	75
Yushiro Chemical Industry Co. Ltd.	6,300	75
Weathernews Inc.	2,200	75
Senshukai Co. Ltd.	11,300	75
Tosho Printing Co. Ltd.	17,000	75
* Janome Sewing Machine Co. Ltd.	11,500	75
Icom Inc.	3,600	75
Sanoh Industrial Co. Ltd.	12,100	75
Organo Corp.	19,000	75
Takaoka Toko Co. Ltd.	5,900	75
NIFTY Corp.	7,900	75
Fuji Oil Co. Ltd.	25,500	74
NEC Capital Solutions Ltd.	5,400	74
Sankyo Seiko Co. Ltd.	19,100	74
GCA Savvian Corp.	7,200	74
Kobelco Eco-Solutions Co. Ltd.	17,000	74
Elecom Co. Ltd.	5,700	74

39

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
Right On Co. Ltd.	6,300	74
Nippon Coke & Engineering Co. Ltd.	88,200	74
Hodogaya Chemical Co. Ltd.	38,000	74
Toyo Denki Seizo KK	21,000	74
Mitsui Home Co. Ltd.	16,000	73
Japan Radio Co. Ltd.	24,000	73
Srg Takamiya Co. Ltd.	17,500	73
Japan Pure Chemical Co. Ltd.	3,900	73
Yomiuri Land Co. Ltd.	22,000	73
Gecoss Corp.	8,500	73
Nihon Dempa Kogyo Co. Ltd.	11,100	73
Matsuda Sangyo Co. Ltd.	6,100	73
Seika Corp.	30,000	73
^ Chuetsu Pulp & Paper Co. Ltd.	43,000	73
Parco Co. Ltd.	7,900	72
Toko Inc.	23,000	72
Airport Facilities Co. Ltd.	15,200	72
Ichikoh Industries Ltd.	37,000	72
Aiphone Co. Ltd.	4,400	72
Kyosan Electric Manufacturing Co. Ltd.	24,000	72
Toda Kogyo Corp.	27,000	72
Iwasaki Electric Co. Ltd.	35,000	71
CMIC Holdings Co. Ltd.	5,600	71
Happinet Corp.	7,300	71
Nippon Chemiphar Co. Ltd.	14,000	71
Shinwa Co. Ltd.	5,100	71
Chori Co. Ltd.	5,100	71
* WATAMI Co. Ltd.	10,700	71
* Yamada SxL Home Co. Ltd.	106,000	71
Toa Oil Co. Ltd.	57,000	71
Hakuto Co. Ltd.	7,000	71
Mitsubishi Nichiyu Forklift Co. Ltd.	17,400	71
Rhythm Watch Co. Ltd.	54,000	70
Tatsuta Electric Wire and Cable Co. Ltd.	19,500	70
Pasona Group Inc.	9,800	70
Dai-ichi Seiko Co. Ltd.	5,300	70
* FDK Corp.	78,000	70
* SWCC Showa Holdings Co. Ltd.	119,000	70
Aderans Co. Ltd.	10,100	70
Panasonic Industrial Devices SUNX Co. Ltd.	12,900	69
Nissei ASB Machine Co. Ltd.	4,100	69
AOI Electronics Co. Ltd.	2,600	69
Roland DG Corp.	3,200	68
^ Dunlop Sports Co. Ltd.	8,800	68
Gun-Ei Chemical Industry Co. Ltd.	27,000	68
Mitsubishi Kakoki Kaisha Ltd.	34,000	67
Axell Corp.	6,500	66
* Shin Nippon Biomedical Laboratories Ltd.	17,900	61
		12,366,957
Netherlands (2.7%)
Unilever NV	6,073,506	264,553
ING Groep NV	15,008,021	203,060
ASML Holding NV	1,262,912	112,212
Unibail-Rodamco SE	382,619	97,159
Koninklijke Philips NV	3,577,046	91,302
Koninklijke Ahold NV	3,443,438	72,634
Heineken NV	845,548	72,055
Akzo Nobel NV	967,191	64,627
RELX NV (Amsterdam Shares)	3,645,830	61,404
Koninklijke KPN NV	12,157,399	45,984
Aegon NV	7,433,734	42,041
Wolters Kluwer NV	1,157,659	38,879
NN Group NV	1,035,801	36,546
Koninklijke DSM NV	683,431	34,271

40

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Heineken Holding NV	382,557	29,452
	Randstad Holding NV	420,473	26,184
*	Altice NV Class A	1,483,783	21,318
*,2	ABN AMRO Group NV	835,959	18,778
	Gemalto NV	312,750	18,766
^	ArcelorMittal	3,913,546	16,512
	TNT Express NV	1,798,369	15,212
	Boskalis Westminster	306,751	12,513
	Koninklijke Vopak NV	259,528	11,177
*	OCI NV	322,317	7,959
*	Altice NV Class B	457,700	6,671
2	GrandVision NV	196,848	5,907
	Aalberts Industries NV	52,722	1,817
*	SBM Offshore NV	102,019	1,289
	Wereldhave NV	21,757	1,220
	Eurocommercial Properties NV	25,033	1,081
	ASM International NV	26,985	1,058
	IMCD Group NV	27,105	1,002
*	PostNL NV	245,101	930
*	APERAM SA	25,821	918
	TKH Group NV	22,236	903
*	TomTom NV	65,761	827
	Corbion NV	32,674	791
	Arcadis NV	36,977	743
	Delta Lloyd NV	125,502	740
*	Koninklijke BAM Groep NV	121,546	676
	USG People NV	35,563	662
*	Fugro NV	33,516	550
	Vastned Retail NV	10,121	465
*,2	Refresco Gerber NV	20,695	357
	Accell Group	15,032	344
	Koninklijke Ten Cate NV	12,654	329
	NSI NV	74,177	320
	BinckBank NV	34,027	293
	Wessanen	28,862	293
	Brunel International NV	9,575	174
			1,444,958
New Zealand (0.2%)
	Spark New Zealand Ltd.	7,029,716	15,829
	Auckland International Airport Ltd.	3,413,226	13,391
	Fletcher Building Ltd.	2,645,781	13,259
	Fisher & Paykel Healthcare Corp. Ltd.	2,142,990	13,028
	Ryman Healthcare Ltd.	1,616,365	9,381
	Contact Energy Ltd.	2,809,119	9,092
	SKYCITY Entertainment Group Ltd.	2,250,960	6,805
	Mighty River Power Ltd.	2,617,766	4,967
*,^	Xero Ltd.	361,135	4,879
	SKY Network Television Ltd.	1,480,367	4,637
	Kiwi Property Group Ltd.	4,807,936	4,429
	Air New Zealand Ltd.	1,982,874	3,999
	Vector Ltd.	963,683	2,088
	Warehouse Group Ltd.	542,407	990
	Z Energy Ltd.	196,839	909
*	Chorus Ltd.	224,399	599
	Trade Me Group Ltd.	205,482	586
	Infratil Ltd.	222,741	498
*	a2 Milk Co. Ltd.	377,800	479
	Goodman Property Trust	535,125	454
	EBOS Group Ltd.	47,292	444
	Precinct Properties New Zealand Ltd.	439,309	375
	Genesis Energy Ltd.	271,502	358
	Freightways Ltd.	83,134	352
	Nuplex Industries Ltd.	103,479	336
	Summerset Group Holdings Ltd.	117,898	328

41

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Argosy Property Ltd.	413,324	323
	Metlifecare Ltd.	66,146	209
	Vital Healthcare Property Trust	146,418	187
*	Diligent Corp.	43,363	181
	Heartland Bank Ltd.	200,799	181
	TOWER Ltd.	89,977	117
	Kathmandu Holdings Ltd.	87,358	93
*	New Zealand Oil & Gas Ltd.	251,061	73
			113,856
Norway (0.5%)
^	Statoil ASA	3,723,163	51,926
	DNB ASA	4,171,465	51,398
	Telenor ASA	2,680,340	44,677
	Yara International ASA	682,315	29,345
	Orkla ASA	2,890,625	22,804
	Norsk Hydro ASA	5,195,554	19,312
	Marine Harvest ASA	1,197,248	16,109
	Gjensidige Forsikring ASA	660,815	10,576
	Schibsted ASA Class A	316,662	10,411
*	Schibsted ASA Class B	318,567	10,139
*	Subsea 7 SA	1,050,259	7,434
*,^	Seadrill Ltd.	1,362,752	4,706
*	Storebrand ASA	242,991	952
^	TGS Nopec Geophysical Co. ASA	56,189	894
2	XXL ASA	53,192	613
	Bakkafrost P/F	17,376	512
	Petroleum Geo-Services ASA	118,082	483
	Salmar ASA	27,448	479
	Veidekke ASA	38,551	472
	Kongsberg Gruppen ASA	28,134	460
	Atea ASA	53,579	443
*,^	Nordic Semiconductor ASA	85,473	415
	SpareBank 1 SMN	68,008	387
*	Det Norske Oljeselskap ASA	60,496	375
	Opera Software ASA	56,272	319
2	BW LPG Ltd.	37,870	310
	SpareBank 1 SR-Bank ASA	68,478	303
	Leroy Seafood Group ASA	7,522	280
2	Aker Solutions ASA	80,791	275
2	Entra ASA	32,578	262
	Aker ASA	13,234	244
	Hoegh LNG Holdings Ltd.	22,882	243
	Prosafe SE	101,440	239
	Austevoll Seafood ASA	38,138	232
*	REC Silicon ASA	1,103,856	222
*,^	DNO ASA	328,000	221
*	Norwegian Air Shuttle ASA	5,894	214
	Ocean Yield ASA	22,249	172
*	Norwegian Property ASA	159,731	164
*	Akastor ASA	101,770	138
	Wilh Wilhelmsen ASA	31,616	126
	Stolt-Nielsen Ltd.	8,659	103
	BW Offshore Ltd.	219,823	64
*	Fred Olsen Energy ASA	16,339	64
			289,517
Portugal (0.2%)
	EDP - Energias de Portugal SA	7,641,602	27,535
	Galp Energia SGPS SA	1,895,601	22,119
	Jeronimo Martins SGPS SA	956,746	12,450
*	Banco Comercial Portugues SA	156,589,771	8,298
	EDP Renovaveis SA	776,892	6,111
	NOS SGPS SA	135,167	1,063
	CTT-Correios de Portugal SA	87,695	843
	Sonae SGPS SA	566,822	644

42

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Portucel SA	145,319	565
	REN - Redes Energeticas Nacionais SGPS SA	114,803	347
*	Banco BPI SA	204,159	242
	Altri SGPS SA	41,057	213
	Semapa-Sociedade de Investimento e Gestao	12,783	176
	Sonaecom SGPS SA	49,847	112
^	Mota-Engil SGPS SA	45,790	95
*	Pharol SGPS SA	317,297	93
*	Banco Espirito Santo SA	10,412,510	13
			80,919
Singapore (1.2%)
	DBS Group Holdings Ltd.	6,982,618	81,833
	Oversea-Chinese Banking Corp. Ltd.	12,439,532	76,907
	Singapore Telecommunications Ltd.	28,448,777	73,348
	United Overseas Bank Ltd.	4,677,945	64,494
	Keppel Corp. Ltd.	5,559,619	25,397
	CapitaLand Ltd.	9,893,780	23,255
	Global Logistic Properties Ltd.	11,946,131	18,041
	Singapore Exchange Ltd.	3,246,165	17,557
	ComfortDelGro Corp. Ltd.	8,044,050	17,225
	Singapore Press Holdings Ltd.	6,154,286	17,058
	Wilmar International Ltd.	8,208,853	16,938
	Singapore Airlines Ltd.	1,958,943	15,435
	CapitaLand Mall Trust	10,147,153	13,769
	Singapore Technologies Engineering Ltd.	6,114,889	12,926
	Genting Singapore plc	23,689,684	12,782
	City Developments Ltd.	2,319,638	12,479
	Ascendas REIT	7,775,776	12,462
	Hutchison Port Holdings Trust	19,867,389	10,498
	Jardine Cycle & Carriage Ltd.	424,473	10,377
	Suntec REIT	9,461,078	10,304
	UOL Group Ltd.	1,811,195	7,938
	Sembcorp Industries Ltd.	3,484,162	7,468
	CapitaLand Commercial Trust Ltd.	7,694,834	7,301
	Singapore Post Ltd.	5,523,612	6,377
	Yangzijiang Shipbuilding Holdings Ltd.	7,969,328	6,157
	Golden Agri-Resources Ltd.	25,092,456	5,994
	StarHub Ltd.	2,264,469	5,893
	Venture Corp. Ltd.	949,858	5,487
^	Noble Group Ltd.	17,336,963	4,846
^	Sembcorp Marine Ltd.	3,264,484	4,017
*,^	Neptune Orient Lines Ltd.	3,519,199	3,039
^	SMRT Corp. Ltd.	2,658,571	2,815
^	Olam International Ltd.	2,160,527	2,769
^	SIA Engineering Co. Ltd.	865,577	2,255
	M1 Ltd.	1,007,540	1,929
	Wing Tai Holdings Ltd.	1,519,775	1,877
	Yanlord Land Group Ltd.	2,525,236	1,786
	Frasers Centrepoint Ltd.	1,468,239	1,736
^	COSCO Corp. Singapore Ltd.	3,804,469	1,232
	SATS Ltd.	345,000	933
	Mapletree Industrial Trust	683,800	732
	Keppel REIT	1,030,700	675
	Mapletree Greater China Commercial Trust	1,040,500	670
	Mapletree Commercial Trust	726,200	665
^	Indofood Agri Resources Ltd.	1,734,900	598
	Mapletree Logistics Trust	808,700	563
	Raffles Medical Group Ltd.	160,400	470
	Starhill Global REIT	769,900	410
	Keppel Infrastructure Trust	1,100,200	395
	Frasers Centrepoint Trust	302,300	393
	United Engineers Ltd.	265,100	371
	Genting Hong Kong Ltd.	1,138,700	364
	Asian Pay Television Trust	795,700	358

43

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
First Resources Ltd.	264,800	358
Ascott Residence Trust	421,000	351
* Biosensors International Group Ltd.	585,600	334
CDL Hospitality Trusts	354,100	331
^ Ezion Holdings Ltd.	766,900	328
Cache Logistics Trust	471,900	302
CapitaLand Retail China Trust	277,600	291
Frasers Commercial Trust	315,200	282
Cambridge Industrial Trust	700,800	279
SIIC Environment Holdings Ltd.	463,200	249
Lippo Malls Indonesia Retail Trust	1,102,600	248
Ascendas India Trust	390,700	240
Ascendas Hospitality Trust	456,100	238
First REIT	276,500	234
Far East Hospitality Trust	493,800	231
2 ARA Asset Management Ltd.	276,200	229
OUE Hospitality Trust	416,700	226
Religare Health Trust	320,700	226
SPH REIT	317,300	213
Soilbuild Business Space REIT	391,600	212
Keppel DC REIT	291,800	209
OUE Ltd.	165,500	209
Croesus Retail Trust	364,700	208
Silverlake Axis Ltd.	442,100	205
* Yoma Strategic Holdings Ltd.	604,800	197
Sabana Shari'ah Compliant Industrial REIT	373,200	188
* Tiger Airways Holdings Ltd.	639,100	184
* Perennial Real Estate Holdings Ltd.	257,900	173
Accordia Golf Trust	450,400	170
* GL Ltd.	253,000	156
Super Group Ltd.	232,500	137
Midas Holdings Ltd.	567,500	116
Sarine Technologies Ltd.	102,800	111
* China Everbright Water Ltd.	238,100	103
OSIM International Ltd.	135,200	103
Hyflux Ltd.	244,900	97
CSE Global Ltd.	297,500	96
Bumitama Agri Ltd.	181,200	90
Keppel Telecommunications & Transportation Ltd.	84,800	87
Boustead Singapore Ltd.	141,500	83
Raffles Education Corp. Ltd.	446,900	80
* Gallant Venture Ltd.	522,100	79
* Ezra Holdings Ltd.	1,132,000	79
* Ying Li International Real Estate Ltd.	645,800	75
GMG Global Ltd.	294,200	65
* Boustead Projects Ltd.	120,380	63
* Vard Holdings Ltd.	365,200	61
Hi-P International Ltd.	52,000	18
* Ascendas REIT Rights Exp. 01/13/2016	291,591	13
		640,455
South Korea (4.0%)
Samsung Electronics Co. Ltd.	311,723	332,478
Samsung Electronics Co. Ltd. GDR	204,525	108,436
Hyundai Motor Co.	565,737	71,353
Samsung Electronics Co. Ltd. Preference Shares	76,580	70,790
NAVER Corp.	104,337	58,182
SK Hynix Inc.	2,113,866	54,607
Hyundai Mobis Co. Ltd.	255,635	53,486
Shinhan Financial Group Co. Ltd.	1,474,184	49,520
LG Chem Ltd.	170,018	46,939
Kia Motors Corp.	1,004,128	44,774
Amorepacific Corp.	123,277	43,261
Korea Electric Power Corp.	915,878	38,803
KT&G Corp.	429,665	38,182

44

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	POSCO	265,881	37,245
	Samsung Fire & Marine Insurance Co. Ltd.	133,143	34,804
	KB Financial Group Inc.	1,215,362	34,241
*	Samsung C&T Corp.	272,812	32,202
	LG Household & Health Care Ltd.	34,658	30,776
	Samsung Life Insurance Co. Ltd.	302,281	28,248
	SK Holdings Co. Ltd.	138,624	28,244
*	SK Innovation Co. Ltd.	239,218	26,235
	Samsung SDS Co. Ltd.	109,962	23,651
	Hana Financial Group Inc.	1,147,184	22,924
	Samsung SDI Co. Ltd.	215,256	20,694
	LG Corp.	344,099	20,685
*,^	Celltrion Inc.	285,441	20,365
	LG Electronics Inc.	430,093	19,554
	LG Display Co. Ltd.	885,262	18,336
	Orion Corp.	15,528	15,338
	SK Telecom Co. Ltd. ADR	757,168	15,257
	Korea Zinc Co. Ltd.	38,161	15,200
*,^	Hanmi Pharm Co. Ltd.	24,451	14,977
	Coway Co. Ltd.	209,337	14,905
	Kangwon Land Inc.	417,171	13,616
	AMOREPACIFIC Group	108,282	13,528
	E-MART Inc.	80,243	12,876
*,^	Hyundai Heavy Industries Co. Ltd.	173,568	12,829
^	Kakao Corp.	130,874	12,822
	Korea Aerospace Industries Ltd.	191,029	12,610
	NCSoft Corp.	69,543	12,537
	Hyundai Motor Co. 2nd Preference Shares	137,883	12,273
	Hyundai Steel Co.	289,748	12,210
	Hyundai Glovis Co. Ltd.	71,295	11,616
	Hankook Tire Co. Ltd.	290,500	11,587
	Lotte Chemical Corp.	55,632	11,352
	Samsung Electro-Mechanics Co. Ltd.	213,260	11,331
	S-Oil Corp.	164,782	11,038
	Industrial Bank of Korea	1,020,923	10,675
	CJ Corp.	50,143	10,651
	Dongbu Insurance Co. Ltd.	172,624	10,328
	Shinhan Financial Group Co. Ltd. ADR	296,631	9,964
	CJ CheilJedang Corp.	27,715	8,865
	Hyosung Corp.	89,446	8,847
^	BNK Financial Group Inc.	1,225,830	8,733
	Woori Bank	1,141,413	8,537
	GS Holdings Corp.	196,107	8,403
	Lotte Shopping Co. Ltd.	41,358	8,136
^	Hotel Shilla Co. Ltd.	123,072	8,059
	KB Financial Group Inc. ADR	282,558	7,875
	Amorepacific Corp. Preference Shares	40,033	7,801
	Samsung Securities Co. Ltd.	218,810	7,679
	Hyundai Development Co-Engineering & Construction	234,607	7,667
	KCC Corp.	21,657	7,640
^	Hanssem Co. Ltd.	38,886	7,620
	Hyundai Motor Co. Preference Shares	87,044	7,611
	LG Uplus Corp.	821,948	7,258
	Hyundai Marine & Fire Insurance Co. Ltd.	233,837	7,165
	Hanwha Chemical Corp.	311,199	7,090
	Hyundai Engineering & Construction Co. Ltd.	288,598	6,928
	S-1 Corp.	80,938	6,867
	Yuhan Corp.	29,710	6,854
	Hyundai Department Store Co. Ltd.	58,885	6,311
	Lotte Confectionery Co. Ltd.	3,178	6,162
	KEPCO Plant Service & Engineering Co. Ltd.	81,196	6,142
	Hanwha Corp.	184,954	6,132
	Korea Investment Holdings Co. Ltd.	146,051	6,103
	LG Chem Ltd. Preference Shares	28,850	6,027

45

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Hyundai Wia Corp.	62,440	5,904
	Daelim Industrial Co. Ltd.	104,457	5,898
^	BGF retail Co. Ltd.	38,934	5,637
	Daewoo Securities Co. Ltd.	707,998	5,604
^	Hanon Systems	127,161	5,584
^	Samsung Heavy Industries Co. Ltd.	581,907	5,301
	Shinsegae Co. Ltd.	26,456	5,147
	KT Corp.	213,814	5,124
	DGB Financial Group Inc.	589,432	5,021
*,^	Hanmi Science Co. ltd	45,442	4,927
	Hanwha Life Insurance Co. Ltd.	782,426	4,916
	NongShim Co. Ltd.	12,277	4,585
*,^	Hanwha Techwin Co. Ltd.	150,316	4,503
^	OCI Co. Ltd.	71,044	4,479
*	CJ Korea Express Co. Ltd.	27,460	4,449
	Lotte Chilsung Beverage Co. Ltd.	2,332	4,400
*	Cheil Worldwide Inc.	245,972	4,302
^	Mirae Asset Securities Co. Ltd.	232,385	4,228
	Woori Investment & Securities Co. Ltd.	498,708	4,220
	LG Household & Health Care Ltd. Preference Shares	7,785	3,596
*,^	Daewoo Engineering & Construction Co. Ltd.	760,074	3,595
	Mando Corp.	25,292	3,544
	Hyundai Securities Co. Ltd.	624,743	3,407
^	Doosan Corp.	44,611	3,352
*	Korea Electric Power Corp. ADR	157,271	3,329
*	Korean Air Lines Co. Ltd.	141,236	3,315
^	Doosan Heavy Industries & Construction Co. Ltd.	186,325	3,242
	Samsung Card Co. Ltd.	122,508	3,207
	Korea Gas Corp.	102,254	3,191
	Dongsuh Cos. Inc.	116,963	3,090
*,^	NHN Entertainment Corp.	61,914	2,979
	Kumho Petrochemical Co. Ltd.	67,382	2,954
	SK Telecom Co. Ltd.	15,771	2,886
^	LG Hausys Ltd.	23,111	2,854
*,^	GS Engineering & Construction Corp.	169,200	2,803
	SK Networks Co. Ltd.	575,425	2,669
^	Paradise Co. Ltd.	172,274	2,563
	KT Corp. ADR	214,980	2,560
	Daewoo International Corp.	175,779	2,421
	LS Corp.	66,862	2,273
	SKC Co. Ltd.	73,888	2,105
^	Samsung Fine Chemicals Co. Ltd.	68,479	2,066
*,^	Doosan Infracore Co. Ltd.	509,130	2,016
^	Hite Jinro Co. Ltd.	98,458	1,957
*	Samsung Engineering Co. Ltd. Rights Exp. 02/12/2016	345,467	1,897
*,^	Hyundai Mipo Dockyard Co. Ltd.	39,230	1,716
*,^	Hanjin Shipping Co. Ltd.	532,651	1,639
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	9,550	1,533
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	358,631	1,529
^	KEPCO Engineering & Construction Co. Inc.	47,308	1,384
	LG Electronics Inc. Preference Shares	53,872	1,308
*,^	Samsung Engineering Co. Ltd.	102,356	1,250
*,^	Hyundai Merchant Marine Co. Ltd.	332,076	1,160
	CJ CheilJedang Corp. Preference Shares	5,617	1,042
*	ViroMed Co. Ltd.	6,611	1,022
	Medy-Tox Inc.	2,183	943
^	CJ CGV Co. Ltd.	6,960	740
	Ottogi Corp.	701	727
*	CJ E&M Corp.	10,410	711
	LG Innotek Co. Ltd.	7,747	644
	SK Chemicals Co. Ltd.	9,934	611
	Korea Kolmar Co. Ltd.	7,444	597
	Korean Reinsurance Co.	49,421	594
	Youngone Corp.	16,598	592

46

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Meritz Securities Co. Ltd.	171,658	576
	Hyundai Greenfood Co. Ltd.	27,096	569
*	Com2uSCorp	5,463	548
*,^	Komipharm International Co. Ltd.	16,573	540
	Green Cross Holdings Corp.	14,984	531
	KB Insurance Co. Ltd.	20,927	519
^	Cosmax Inc.	3,222	500
	Kolon Industries Inc.	9,313	495
*,^	Kumho Tire Co. Inc.	84,573	483
	Eo Technics Co. Ltd.	4,494	473
	Hana Tour Service Inc.	4,679	455
	Green Cross Corp.	2,897	448
	Samyang Holdings Corp.	3,180	425
^	Fila Korea Ltd.	5,207	418
	Hansae Co. Ltd.	9,271	415
*	Osstem Implant Co. Ltd.	5,673	389
	Kolon Life Science Inc.	2,314	387
^	Meritz Fire & Marine Insurance Co. Ltd.	27,914	383
	GS Retail Co. Ltd.	8,313	379
	LG International Corp.	13,234	378
*	Ssangyong Cement Industrial Co. Ltd.	26,238	364
*	Innocean Worldwide Inc.	6,137	364
	Lotte Food Co. Ltd.	406	326
*	LG Life Sciences Ltd.	6,326	322
	LS Industrial Systems Co. Ltd.	8,134	317
	Korea Electric Terminal Co. Ltd.	3,789	317
	LOTTE Himart Co. Ltd.	6,340	317
*	Medipost Co. Ltd.	3,860	315
	KIWOOM Securities Co. Ltd.	6,022	314
*,^	HLB Inc.	16,998	307
*	SM Entertainment Co.	8,432	307
	Huons Co. Ltd.	3,983	307
*	Pan Ocean Co. Ltd.	98,049	306
	Samlip General Foods Co. Ltd.	1,281	300
	Ilyang Pharmaceutical Co. Ltd.	7,139	294
	S&T Motiv Co. Ltd.	3,982	290
*	iNtRON Biotechnology Inc.	6,313	288
	Dong-A ST Co. Ltd.	2,304	285
	Daesang Corp.	10,357	285
	InBody Co. Ltd.	5,811	284
	OCI Materials Co. Ltd.	2,831	278
	Hyundai Home Shopping Network Corp.	2,776	272
*	Seoul Semiconductor Co. Ltd.	20,536	271
*	Hyundai Elevator Co. Ltd.	5,296	270
*	Wonik IPS Co. Ltd.	28,118	268
*	GemVax & Kael Co. Ltd.	14,021	265
	Taekwang Industrial Co. Ltd.	284	263
	Chong Kun Dang Pharmaceutical Corp.	3,251	263
	JB Financial Group Co. Ltd.	55,590	259
	iMarketKorea Inc.	12,064	259
	Handsome Co. Ltd.	7,444	256
	Hanjin Transportation Co. Ltd.	6,482	254
	Daou Technology Inc.	13,440	247
*	Seegene Inc.	7,698	245
	Amicogen Inc.	4,367	244
	Young Poong Corp.	260	243
	Hanjin Kal Corp.	14,441	238
	Hansol Chemical Co. Ltd.	4,466	235
	Loen Entertainment Inc.	3,291	235
	CJ O Shopping Co. Ltd.	1,434	232
	Poongsan Corp.	9,929	231
	Bukwang Pharmaceutical Co. Ltd.	10,651	229
	LF Corp.	9,904	227
*	Hansol Technics Co. Ltd.	9,317	225

47

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
Korea Petrochemical Ind Co. Ltd.	1,555	224
* Chabiotech Co. Ltd.	18,672	223
Ahnlab Inc.	3,123	215
Halla Holdings Corp.	3,929	214
* Muhak Co. Ltd.	6,573	213
Dong-A Socio Holdings Co. Ltd.	1,470	211
GS Home Shopping Inc.	1,462	208
Daishin Securities Co. Ltd. Preference Shares	33,531	207
Koh Young Technology Inc.	6,299	206
* Hanwha General Insurance Co. Ltd.	30,978	206
SFA Engineering Corp.	4,887	205
Korea Real Estate Investment & Trust Co. Ltd.	85,426	205
Grand Korea Leisure Co. Ltd.	9,942	203
* Dongbu HiTek Co. Ltd.	16,735	202
Dongwon F&B Co. Ltd.	604	201
YG Entertainment Inc.	5,228	197
Hankook Tire Worldwide Co. Ltd.	13,165	196
JW Pharmaceutical Corp.	6,355	195
* Asiana Airlines Inc.	48,623	191
LEENO Industrial Inc.	4,806	191
Meritz Financial Group Inc.	17,272	191
IS Dongseo Co. Ltd.	5,002	188
Nexen Tire Corp.	17,947	188
Dae Hwa Pharmaceutical Co. Ltd.	5,999	187
* Webzen Inc.	9,399	187
* Kumho Industrial Co. Ltd.	14,856	187
Interpark Holdings Corp.	19,646	183
Hanil Cement Co. Ltd.	2,036	183
Korea Kolmar Holdings Co. Ltd.	3,308	182
DuzonBizon Co. Ltd.	10,250	178
Partron Co. Ltd.	21,294	177
* Genexine Co. Ltd.	2,205	174
Cuckoo Electronics Co. Ltd.	890	173
Tongyang Life Insurance Co. Ltd.	17,435	172
* Binex Co. Ltd.	12,489	170
* Gamevil Inc.	2,599	170
Youngone Holdings Co. Ltd.	2,920	169
Hyundai Livart Furniture Co. Ltd.	5,643	167
Chongkundang Holdings Corp.	1,759	165
KONA I Co. Ltd.	5,566	161
Crown Confectionery Co. Ltd.	351	161
* Sansung Life & Science Co. Ltd.	6,353	160
Dongwon Industries Co. Ltd.	701	158
* Dongkuk Steel Mill Co. Ltd.	32,301	157
Hancom Inc.	7,884	156
* Ssangyong Motor Co.	23,563	155
* Mirae Asset Life Insurance Co. Ltd.	36,092	155
CJ Hellovision Co. Ltd.	14,225	153
Maeil Dairy Industry Co. Ltd.	4,047	152
Silicon Works Co. Ltd.	4,651	152
* COSON Co. Ltd.	8,018	151
Soulbrain Co. Ltd.	4,373	150
^ AK Holdings Inc.	2,774	149
Kwang Dong Pharmaceutical Co. Ltd.	15,748	148
Lutronic Corp.	3,893	148
* WeMade Entertainment Co. Ltd.	4,691	147
* Humedix Co. Ltd.	2,833	147
Huchems Fine Chemical Corp.	11,264	146
Binggrae Co. Ltd.	2,507	146
Posco ICT Co. Ltd.	33,685	145
* China Ocean Resources Co. Ltd.	41,933	143
* Seobu T&D	7,763	143
Daewoong Pharmaceutical Co. Ltd.	2,366	142
Seah Besteel Corp.	6,025	141

48

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
* Hyundai Rotem Co. Ltd.	11,170	139
Cell Biotech Co. Ltd.	2,828	136
Namyang Dairy Products Co. Ltd.	217	136
Sungwoo Hitech Co. Ltd.	17,500	133
KISWIRE Ltd.	4,087	132
Cosmax BTI Inc	2,239	130
* Yuanta Securities Korea Co. Ltd.	41,903	129
S&T Dynamics Co. Ltd.	11,026	128
Kolon Corp.	1,982	128
* i-SENS Inc.	4,444	128
* Naturalendo Tech Co. Ltd.	7,280	128
Daekyo Co. Ltd.	16,798	127
POSCO Chemtech Co. Ltd.	10,911	127
JW Holdings Corp.	17,072	126
* SK Securities Co. Ltd.	131,033	126
Kolao Holdings	14,441	125
* Foosung Co. Ltd.	27,431	124
* Jusung Engineering Co. Ltd.	18,682	124
GOLFZON Co. Ltd.	1,604	120
* Coreana Cosmetics Co. Ltd.	13,052	119
Hankook Shell Oil Co. Ltd.	294	118
NS Shopping Co. Ltd.	747	118
* Green Cross Cell Corp.	3,064	117
* Agabang&Company	13,014	116
Hansol Paper Co. Ltd.	6,631	116
KT Skylife Co. Ltd.	7,723	113
SK Gas Ltd.	1,820	113
SL Corp.	7,606	111
Able C&C Co. Ltd.	5,599	111
Samchully Co. Ltd.	1,222	107
KH Vatec Co. Ltd.	7,394	106
* Hanjin Heavy Industries & Construction Co. Ltd.	31,443	103
Lock&Lock Co. Ltd.	9,523	99
Hyundai Corp.	4,054	98
* Samsung Pharmaceutical Co. Ltd.	12,566	97
* Taeyoung Engineering & Construction Co. Ltd.	21,570	95
* Pharmicell Co. Ltd.	25,588	91
E1 Corp.	1,720	90
* Woongjin Thinkbig Co. Ltd.	10,222	88
Humax Co. Ltd.	6,113	88
* Neowiz Games Corp.	6,433	88
Namhae Chemical Corp.	10,079	87
Youlchon Chemical Co. Ltd.	8,546	86
* Duksan Hi-Metal Co. Ltd.	9,534	85
KISCO Corp.	2,469	85
SBS Media Holdings Co. Ltd.	25,502	84
Daeduck Electronics Co.	12,872	83
Hanil E-Hwa Co. Ltd.	6,426	82
* Korea Line Corp.	5,109	82
INTOPS Co. Ltd.	4,411	80
* Taewoong Co. Ltd.	5,921	80
* Insun ENT Co. Ltd.	15,567	79
Samyang Corp.	901	79
Sam Young Electronics Co. Ltd.	7,278	79
MegaStudy Co. Ltd.	2,219	78
* Hansol Holdings Co. Ltd.	13,108	77
Lumens Co. Ltd.	21,018	76
Dae Han Flour Mills Co. Ltd.	486	76
Sung Kwang Bend Co. Ltd.	10,250	75
DY Corp.	12,529	74
Seoyon Co. Ltd.	6,931	74
* Duk San Neolux Co. Ltd.	3,085	74
Hanjin Heavy Industries & Construction Holdings Co. Ltd.	14,316	73
* ICD Co. Ltd.	12,602	73

49

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Eusu Holdings Co. Ltd.	10,999	73
*	Hyundai C&F Inc.	2,746	72
*	STS Semiconductor & Telecommunications	34,862	72
	Daeduck GDS Co. Ltd.	8,479	72
*	KTB Investment & Securities Co. Ltd.	37,805	72
*	NEPES Corp.	14,177	72
*	Eugene Investment & Securities Co. Ltd.	31,699	72
	Kyobo Securities Co. Ltd.	9,050	71
	Hanwha Investment & Securities Co. Ltd.	21,643	71
	SeAH Steel Corp.	1,546	71
*	Kwangju Bank	10,782	70
	TK Corp.	8,821	70
*	3S Korea Co. Ltd.	34,655	69
	Dongbu Securities Co. Ltd.	20,993	68
*	Interflex Co. Ltd.	7,464	67
	Iljin Display Co. Ltd.	14,131	65
*	CUROCOM Co. Ltd.	54,411	64
*	MegaStudyEdu Co. Ltd.	432	23
			2,119,471
Spain (2.8%)
	Banco Santander SA	55,770,416	274,357
	Telefonica SA	16,533,086	183,418
	Banco Bilbao Vizcaya Argentaria SA	24,591,253	179,684
	Iberdrola SA	21,788,368	154,458
	Industria de Diseno Textil SA	4,111,167	141,236
	Amadeus IT Holding SA	1,639,278	72,251
*	Repsol SA	4,129,400	45,462
*	Ferrovial SA	1,575,848	35,635
	Red Electrica Corp. SA	416,078	34,755
	CaixaBank SA	9,883,826	34,402
*	Banco de Sabadell SA	17,939,138	31,794
	Grifols SA	649,179	30,006
*,2	Aena SA	251,442	28,793
	Abertis Infraestructuras SA	1,643,993	25,711
	Enagas SA	886,770	25,014
	Endesa SA	1,218,487	24,479
	Gas Natural SDG SA	1,198,586	24,442
	Bankia SA	17,963,942	20,905
*	ACS Actividades de Construccion y Servicios SA	688,860	20,154
	Banco Popular Espanol SA	6,114,758	20,147
	Bankinter SA	2,673,906	18,962
	Grifols SA Preference Shares	508,943	16,493
	Distribuidora Internacional de Alimentacion SA	2,462,504	14,524
	Mapfre SA	3,917,407	9,806
	Acciona SA	99,261	8,500
	Zardoya Otis SA	694,516	8,123
	Mediaset Espana Comunicacion SA	685,401	7,457
*,^	Acerinox SA	533,274	5,439
	Corp Financiera Alba SA	67,515	2,914
	Merlin Properties Socimi SA	177,738	2,227
	Gamesa Corp. Tecnologica SA	122,758	2,102
	Viscofan SA	25,540	1,541
2	Cellnex Telecom SAU	77,841	1,455
^	Bolsas y Mercados Espanoles SHMSF SA	42,827	1,443
	Ebro Foods SA	46,695	919
	Grupo Catalana Occidente SA	24,799	860
*	Inmobiliaria Colonial SA	1,159,196	808
	Almirall SA	33,226	672
*,2	Euskaltel SA	53,293	670
^	Tecnicas Reunidas SA	17,256	652
	Melia Hotels International SA	47,973	634
*	NH Hotel Group SA	114,411	626
*,^	Indra Sistemas SA	65,202	612
*,^	Fomento de Construcciones y Contratas SA	75,600	573

50

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Hispania Activos Inmobiliarios SA	37,361	531
	Prosegur Cia de Seguridad SA	112,896	520
	Applus Services SA	54,484	493
	Obrascon Huarte Lain SA	82,973	473
	Cia de Distribucion Integral Logista Holdings SA	21,246	448
	Faes Farma SA	131,872	394
	CIE Automotive SA	22,380	375
^	Sacyr SA	167,391	329
	Atresmedia Corp. de Medios de Comunicacion SA	29,778	317
	Liberbank SA	460,847	291
	Construcciones y Auxiliar de Ferrocarriles SA	1,026	284
	Ence Energia y Celulosa SA	70,451	266
*	Pharma Mar SA	83,140	226
	Papeles y Cartones de Europa SA	31,966	180
^	Promotora de Informaciones SA	26,630	151
	Abengoa SA Class B	464,072	98
	Tubacex SA	37,334	71
	Duro Felguera SA	39,851	57
*	Deoleo SA	225,088	56
			1,520,675
Sweden (2.7%)
	Nordea Bank AB	12,301,686	134,971
	Hennes & Mauritz AB Class B	3,708,620	131,917
	Telefonaktiebolaget LM Ericsson Class B	11,642,310	112,247
	Swedbank AB Class A	4,050,416	89,205
*	Assa Abloy AB Class B	3,678,839	77,008
*	Svenska Handelsbanken AB Class A	5,654,984	75,107
	Svenska Cellulosa AB SCA Class B	2,262,997	65,582
	Investor AB Class B	1,760,412	64,695
	Skandinaviska Enskilda Banken AB Class A	5,663,602	59,561
	Atlas Copco AB Class A	2,364,146	57,980
	Volvo AB Class B	5,969,192	55,350
	TeliaSonera AB	10,006,660	49,692
	Hexagon AB Class B	1,003,194	37,111
	Sandvik AB	4,186,233	36,491
	Atlas Copco AB Class B	1,549,345	35,620
	Skanska AB Class B	1,401,974	27,189
	SKF AB	1,613,549	26,061
	Swedish Match AB	736,614	26,030
	Investment AB Kinnevik	786,955	24,239
	Alfa Laval AB	1,200,061	21,908
	Electrolux AB Class B	864,259	20,852
	Getinge AB	710,621	18,615
	Securitas AB Class B	1,194,926	18,272
	Trelleborg AB Class B	930,936	18,067
	Boliden AB	1,071,626	17,954
	Industrivarden AB Class A	770,562	14,421
	Meda AB Class A	1,052,204	13,265
*	Lundin Petroleum AB	828,941	11,961
	Tele2 AB	1,194,164	11,909
	Industrivarden AB	604,414	10,340
	Husqvarna AB	1,442,208	9,518
	Melker Schorling AB	40,693	2,581
*,^	Fingerprint Cards AB Class B	28,338	1,967
	Elekta AB Class B	195,728	1,663
	BillerudKorsnas AB	86,424	1,599
	ICA Gruppen AB	41,049	1,491
*	Hexpol AB	135,259	1,450
*	Swedish Orphan Biovitrum AB	85,760	1,360
	Castellum AB	88,971	1,267
*	Svenska Handelsbanken AB Class B	92,084	1,266
*	Fastighets AB Balder	50,771	1,250
	NCC AB Class B	40,143	1,245
*	Betsson AB	66,625	1,221

51

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Fabege AB	72,398	1,196
	Nibe Industrier AB Class B	32,140	1,080
	AAK AB	13,900	1,030
	Loomis AB Class B	32,813	1,024
*	NetEnt AB	17,104	997
*	Axfood AB	56,121	972
	Indutrade AB	16,809	953
*	Wallenstam AB	107,066	861
	Hufvudstaden AB Class A	59,158	836
	JM AB	27,289	812
	L E Lundbergforetagen AB Class B	14,241	785
	Modern Times Group MTG AB Class B	29,188	745
	Saab AB Class B	23,694	730
	Wihlborgs Fastigheter AB	36,042	727
	Kungsleden AB	99,560	711
	Peab AB	89,728	687
	Com Hem Holding AB	74,984	679
	Ratos AB	117,624	679
	Intrum Justitia AB	19,487	663
	Avanza Bank Holding AB	14,776	642
*	Lifco AB Class B	25,123	627
2	Thule Group AB	39,720	541
*	Sweco AB Class B	36,651	538
*	Pandox AB	27,901	512
	Hemfosa Fastigheter AB	43,765	486
	Nobia AB	38,856	486
	Holmen AB	14,682	454
	AF AB	23,773	404
	Atrium Ljungberg AB	23,022	363
*,^	SSAB AB Class A	111,401	296
	Klovern AB Preference Shares	8,793	293
	Concentric AB	22,308	283
	SAS AB Preference Shares	4,239	265
	Lindab International AB	35,239	261
*,^	SSAB AB Class B	114,351	256
	Bure Equity AB	27,904	227
	Haldex AB	23,317	218
	Clas Ohlson AB	11,496	208
	Investment AB Oresund	7,705	202
*	Collector AB	13,274	199
	Klovern AB	175,313	197
	Rezidor Hotel Group AB	51,777	191
	Axis Communications AB	4,595	187
*	SAS AB	64,567	186
	Nordnet AB	37,843	183
	Mekonomen AB	8,146	167
	SkiStar AB	10,874	160
	NCC AB Class A	5,106	159
	Fastighets AB Balder Preference Shares	3,402	126
	Hemfosa Fastigheter AB Preference Shares	4,899	88
	Sagax AB Preference Shares	23,353	87
			1,417,157
Switzerland (8.4%)
	Nestle SA	12,149,820	901,945
	Roche Holding AG	2,691,906	745,950
	Novartis AG	8,330,377	716,573
	UBS Group AG	13,690,057	265,580
	Credit Suisse Group AG	7,349,708	158,327
	ABB Ltd.	8,493,389	151,587
	Zurich Insurance Group AG	581,615	149,417
	Cie Financiere Richemont SA	1,982,169	141,870
	Syngenta AG	356,746	139,631
	Swiss Re AG	1,336,612	130,542
	Givaudan SA	36,180	65,665

52

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Actelion Ltd.	385,881	53,616
	Geberit AG	146,569	49,643
	LafargeHolcim Ltd. (Zurich Shares)	952,219	47,682
	Swisscom AG	87,932	44,002
	Adecco SA	631,049	43,191
^	Swatch Group AG (Bearer)	118,501	41,151
	Julius Baer Group Ltd.	849,647	41,104
	SGS SA	20,006	38,021
	Swiss Life Holding AG	125,203	33,723
	Lonza Group AG	203,943	33,168
*	LafargeHolcim Ltd. (Paris Shares)	635,227	32,133
	Galenica AG	19,080	29,852
	Chocoladefabriken Lindt & Sprungli AG Registered Shares	399	29,758
	Sika AG	8,212	29,676
	Schindler Holding AG	172,155	28,801
	Partners Group Holding AG	76,383	27,470
	Kuehne & Nagel International AG	191,673	26,259
	Sonova Holding AG	199,050	25,290
	Baloise Holding AG	182,923	23,183
	Chocoladefabriken Lindt & Sprungli AG Participation Certificates	3,628	22,656
*	Dufry AG	183,835	21,873
	Clariant AG	1,056,195	20,026
	Swiss Prime Site AG	248,792	19,430
^	Transocean Ltd.	1,361,769	17,023
	Aryzta AG (Switzerland Shares)	301,992	15,277
	Roche Holding AG (Bearer)	55,148	15,246
	PSP Swiss Property AG	155,555	13,641
	Schindler Holding AG (Registered)	79,645	13,431
	Helvetia Holding AG	23,086	13,005
	Swatch Group AG (Registered)	185,808	12,548
	EMS-Chemie Holding AG	28,446	12,519
	GAM Holding AG	620,657	10,273
	Barry Callebaut AG	7,596	8,251
^	Sulzer AG	84,763	7,967
	Pargesa Holding SA	114,313	7,222
	Banque Cantonale Vaudoise	10,884	6,905
	DKSH Holding AG	102,048	6,418
	BB Biotech AG	6,055	1,759
	Georg Fischer AG	2,214	1,503
	dorma&kaba Holding AG	1,996	1,356
	Aryzta AG (Ireland Shares)	26,749	1,342
	Straumann Holding AG	4,124	1,252
	Flughafen Zuerich AG	1,640	1,231
*,2	Sunrise Communications Group AG	18,713	1,103
	Temenos Group AG	20,695	1,069
	Logitech International SA	69,445	1,064
	ams AG	31,401	1,050
	Valiant Holding AG	8,704	1,022
	Tecan Group AG	6,276	1,017
	Cembra Money Bank AG	14,576	935
	Panalpina Welttransport Holding AG	7,609	850
	OC Oerlikon Corp. AG	94,216	839
	Forbo Holding AG	671	790
	Bucher Industries AG	3,414	769
	Leonteq AG	5,177	748
	Mobimo Holding AG	3,347	743
	U-Blox AG	3,213	684
	Allreal Holding AG	5,116	682
	Belimo Holding AG	261	640
	Gategroup Holding AG	14,048	616
	SFS Group AG	8,490	592
	Emmi AG	1,166	523
	Burckhardt Compression Holding AG	1,704	522
	Autoneum Holding AG	2,495	502

53

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Rieter Holding AG	2,433	457
	Schweiter Technologies AG	533	451
	St. Galler Kantonalbank AG	1,213	437
	VZ Holding AG	1,467	431
*	Cosmo Pharmaceuticals SA	2,644	428
	Kuoni Reisen Holding AG	1,501	418
	Implenia AG	8,109	413
	EFG International AG	33,938	361
	Huber & Suhner AG	7,457	347
	Daetwyler Holding AG	2,310	330
	Vontobel Holding AG	6,930	328
	Valora Holding AG	1,453	302
*,^	Meyer Burger Technology AG	49,226	293
	Kudelski SA	18,949	273
	Conzzeta AG	417	266
	Siegfried Holding AG	1,309	256
*	AFG Arbonia-Forster Holding AG	24,440	247
	Ascom Holding AG	15,514	246
	Ypsomed Holding AG	1,585	229
*	Bell AG	66	224
	BKW AG	5,785	219
*	Zehnder Group AG	5,480	210
*	APG SGA SA	544	210
*	Basilea Pharmaceutica AG	2,156	207
	Vetropack Holding AG	115	181
	Alpiq Holding AG	1,578	166
*	Schmolz & Bickenbach AG	278,396	138
	Swissquote Group Holding SA	5,188	131
*	Plazza AG	574	113
	Bachem Holding AG	979	51
*	Orascom Development Holding AG	4,752	48
			4,522,135
United Kingdom (18.3%)
	HSBC Holdings plc	75,627,962	597,027
	British American Tobacco plc	7,220,019	400,959
	GlaxoSmithKline plc	19,005,387	383,832
	BP plc	70,775,423	367,800
	Royal Dutch Shell plc Class A	15,074,802	341,434
	Vodafone Group plc	103,038,698	334,132
	AstraZeneca plc	4,930,679	333,056
	Diageo plc	9,711,063	265,189
	Lloyds Banking Group plc	239,104,787	257,277
	Reckitt Benckiser Group plc	2,485,263	229,954
	BT Group plc	32,427,055	225,161
	Prudential plc	9,922,553	223,551
	SABMiller plc	3,665,234	219,270
	Royal Dutch Shell plc Class B	9,490,159	216,291
	Barclays plc	65,106,154	209,563
	National Grid plc	14,589,762	201,217
	Unilever plc	4,675,723	200,553
	Imperial Tobacco Group plc	3,726,143	196,807
	BG Group plc	13,217,641	191,602
	Shire plc	2,297,084	157,598
	Rio Tinto plc	4,770,608	138,898
	Aviva plc	15,755,573	119,593
	WPP plc	5,052,934	116,227
	Compass Group plc	6,408,846	111,055
	BHP Billiton plc	8,212,373	91,583
	Legal & General Group plc	23,081,714	91,079
	BAE Systems plc	12,326,507	90,755
	Standard Chartered plc	10,453,042	86,731
	SSE plc	3,818,719	85,745
	ARM Holdings plc	5,480,168	83,529
	RELX NV (London Shares)	4,307,192	75,962

54

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
* Tesco plc	31,587,694	69,407
Sky plc	4,079,678	66,878
Experian plc	3,778,993	66,792
Associated British Foods plc	1,345,213	66,194
Centrica plc	19,670,437	63,162
Smith & Nephew plc	3,496,442	62,314
Rolls-Royce Holdings plc	7,168,115	60,717
Next plc	563,414	60,495
Glencore plc	45,400,293	60,162
ITV plc	14,522,878	59,128
* Royal Bank of Scotland Group plc	12,559,638	55,829
Wolseley plc	1,015,050	55,131
Land Securities Group plc	3,036,689	52,641
Old Mutual plc	19,003,537	49,992
London Stock Exchange Group plc	1,219,971	49,358
CRH plc (London Shares)	1,592,280	46,099
Whitbread plc	711,023	46,086
CRH plc (Dublin Shares)	1,583,612	45,670
British Land Co. plc	3,945,052	45,648
Capita plc	2,531,889	45,049
Standard Life plc	7,616,046	43,614
Kingfisher plc	8,988,851	43,538
Marks & Spencer Group plc	6,361,145	42,354
Carnival plc	711,704	40,543
Taylor Wimpey plc	12,621,222	37,730
Sage Group plc	4,192,311	37,249
InterContinental Hotels Group plc	923,305	35,989
Barratt Developments plc	3,891,921	35,863
International Consolidated Airlines Group SA (London Shares)	3,967,447	35,672
United Utilities Group plc	2,590,043	35,663
Persimmon plc	1,194,450	35,635
Bunzl plc	1,268,681	35,199
Pearson plc	3,175,391	34,328
Ashtead Group plc	1,963,998	32,323
Direct Line Insurance Group plc	5,365,846	32,164
Johnson Matthey plc	799,597	31,279
GKN plc	6,681,216	30,319
Burberry Group plc	1,717,211	30,213
St. James's Place plc	2,020,753	29,951
Inmarsat plc	1,750,763	29,351
DCC plc	340,496	28,446
Severn Trent plc	887,228	28,362
Dixons Carphone plc	3,818,223	28,099
Provident Financial plc	565,456	28,037
Travis Perkins plc	956,769	27,756
Mondi plc	1,411,857	27,674
Hammerson plc	3,053,246	26,992
Berkeley Group Holdings plc	491,752	26,734
3i Group plc	3,761,586	26,647
Intertek Group plc	625,820	25,600
RSA Insurance Group plc	3,936,563	24,707
Rexam plc	2,718,653	24,249
Croda International plc	526,404	23,586
Royal Mail plc	3,529,152	23,116
Informa plc	2,518,330	22,759
Anglo American plc London Shares	5,106,306	22,403
Randgold Resources Ltd.	362,607	22,339
TUI AG	1,219,100	21,767
Rightmove plc	354,917	21,568
easyJet plc	840,945	21,568
DS Smith plc	3,647,411	21,336
Smiths Group plc	1,530,913	21,171
J Sainsbury plc	5,508,616	20,978
Pennon Group plc	1,588,561	20,153

55

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	G4S plc	6,051,339	20,101
	Derwent London plc	371,626	20,100
	William Hill plc	3,418,367	19,950
	Schroders plc	441,616	19,342
	Inchcape plc	1,661,908	19,175
	Hargreaves Lansdown plc	854,615	18,973
	Admiral Group plc	769,751	18,809
2	Merlin Entertainments plc	2,773,690	18,598
	Cobham plc	4,453,411	18,597
	Wm Morrison Supermarkets plc	8,438,046	18,386
	Howden Joinery Group plc	2,367,722	18,345
*,2	Auto Trader Group plc	2,763,089	18,015
	Segro plc	2,843,292	17,994
	Capital & Counties Properties plc	2,760,134	17,896
	Hikma Pharmaceuticals plc	523,494	17,746
	Intu Properties plc	3,598,421	16,812
	Meggitt plc	3,032,772	16,745
	Aberdeen Asset Management plc	3,864,807	16,469
*	Melrose Industries plc	3,789,585	16,233
	Coca-Cola HBC AG	754,308	16,064
	Tate & Lyle plc	1,795,820	15,818
	ICAP plc	2,081,286	15,622
	Rentokil Initial plc	6,591,863	15,466
	Babcock International Group plc	976,596	14,615
	Investec plc	1,980,503	13,965
	IMI plc	1,058,911	13,437
	John Wood Group plc	1,418,949	12,779
	Aggreko plc	932,629	12,555
	Weir Group plc	822,088	12,076
	Petrofac Ltd.	1,005,599	11,795
	Daily Mail & General Trust plc	1,024,114	10,540
	Amec Foster Wheeler plc	1,512,941	9,551
	Antofagasta plc	1,377,080	9,473
*	Tullow Oil plc	3,501,564	8,577
^	Polymetal International plc	962,864	8,239
*	Sports Direct International plc	957,828	8,140
	Fresnillo plc	654,675	6,807
^	TalkTalk Telecom Group plc	2,033,740	6,527
^	Ashmore Group plc	1,514,037	5,704
	Bellway plc	67,767	2,834
	Amlin plc	275,447	2,693
	Halma plc	207,427	2,641
	Henderson Group plc	580,706	2,639
	Betfair Group plc	45,135	2,595
	Hiscox Ltd.	157,504	2,442
	Booker Group plc	895,562	2,390
	IG Group Holdings plc	201,628	2,384
	Greene King plc	169,694	2,323
	Great Portland Estates plc	189,220	2,306
	Man Group plc	843,674	2,170
*	BTG plc	209,906	2,127
	Telecity Group plc	114,493	2,116
	Micro Focus International plc	89,025	2,091
	Shaftesbury plc	152,536	2,055
	Spirax-Sarco Engineering plc	39,937	1,931
	UBM plc	243,092	1,884
*	Just Eat plc	255,330	1,854
	Essentra plc	144,084	1,756
	RPC Group plc	141,637	1,736
	Spectris plc	65,398	1,736
	Phoenix Group Holdings	125,071	1,685
	Cable & Wireless Communications plc	1,533,794	1,678
	Regus plc	339,263	1,667
	Intermediate Capital Group plc	179,425	1,654

56

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
Beazley plc	286,186	1,643
Hays plc	764,732	1,642
Close Brothers Group plc	82,479	1,626
WH Smith plc	61,519	1,599
BBA Aviation plc	569,554	1,589
AA plc	332,712	1,537
* Balfour Beatty plc	382,423	1,523
Jupiter Fund Management plc	228,999	1,522
* Thomas Cook Group plc	844,407	1,507
Moneysupermarket.com Group plc	276,035	1,493
Berendsen plc	92,005	1,459
Playtech plc	116,251	1,423
QinetiQ Group plc	336,811	1,342
Grafton Group plc	118,237	1,291
WS Atkins plc	53,546	1,279
Rotork plc	474,330	1,276
Britvic plc	117,361	1,257
SSP Group plc	259,465	1,241
Saga plc	418,493	1,235
UNITE Group plc	123,459	1,193
UDG Healthcare plc	134,964	1,190
Victrex plc	44,519	1,180
Greencore Group plc	225,753	1,178
Domino's Pizza Group plc	74,708	1,158
Kennedy Wilson Europe Real Estate plc	64,984	1,156
Michael Page International plc	161,415	1,153
Ultra Electronics Holdings plc	39,457	1,149
National Express Group plc	230,714	1,128
Bovis Homes Group plc	74,961	1,121
Crest Nicholson Holdings plc	136,030	1,115
Restaurant Group plc	109,415	1,107
Carillion plc	241,954	1,081
Greggs plc	55,202	1,070
Kier Group plc	51,802	1,061
Dignity plc	28,007	1,051
* Firstgroup plc	660,777	1,044
Galliford Try plc	46,315	1,041
Stagecoach Group plc	234,631	1,025
Lancashire Holdings Ltd.	110,169	1,016
Ladbrokes plc	557,776	984
Indivior plc	355,297	982
* Ocado Group plc	219,429	980
Big Yellow Group plc	78,003	925
Savills plc	70,693	924
Jardine Lloyd Thompson Group plc	67,882	919
Go-Ahead Group plc	23,203	909
Workspace Group plc	63,965	901
Mitie Group plc	196,502	900
Cineworld Group plc	108,138	897
Bodycote plc	104,585	873
Drax Group plc	237,424	855
Elementis plc	253,423	853
Redrow plc	123,048	853
Paragon Group of Cos. plc	163,817	852
Electrocomponents plc	241,468	846
AVEVA Group plc	35,361	840
* Serco Group plc	599,162	834
HomeServe plc	134,562	824
Pets at Home Group plc	202,499	823
Senior plc	234,634	795
Grainger plc	230,282	788
LondonMetric Property plc	323,205	781
Marston's plc	314,461	770
Laird plc	147,246	770

57

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Dairy Crest Group plc	75,963	760
	Dechra Pharmaceuticals plc	47,191	759
	Genus plc	32,352	742
*	Cairn Energy plc	318,446	737
	Vesuvius plc	149,232	735
	Bwin Party Digital Entertainment plc	385,813	734
	Debenhams plc	676,637	730
2	Spire Healthcare Group plc	155,710	719
	Virgin Money Holdings UK plc	126,680	710
	Tullett Prebon plc	129,293	707
	Synthomer plc	150,585	703
	Dunelm Group plc	50,575	700
	Tritax Big Box REIT plc	364,995	698
	Diploma plc	62,301	696
	Card Factory plc	128,718	694
	Al Noor Hospitals Group plc	42,530	694
*	SVG Capital plc	93,116	675
	Hansteen Holdings plc	397,766	674
	Brewin Dolphin Holdings plc	146,286	665
	SIG plc	309,528	654
	Mitchells & Butlers plc	129,150	653
2	John Laing Group plc	209,653	649
	Home Retail Group plc	442,794	649
	Ted Baker plc	14,664	645
*,2	Wizz Air Holdings plc	23,840	641
	Interserve plc	82,832	632
	Fidessa Group plc	21,199	629
	St. Modwen Properties plc	98,533	603
	F&C Commercial Property Trust Ltd.	297,832	590
	Morgan Advanced Materials plc	156,398	571
*	Vectura Group plc	219,316	567
	Centamin plc	598,579	567
	Entertainment One Ltd.	226,337	557
	Renishaw plc	20,078	553
	Halfords Group plc	110,902	546
*	Ophir Energy plc	376,118	543
	Computacenter plc	41,804	522
	J D Wetherspoon plc	46,961	518
	Telecom Plus plc	32,741	518
	International Personal Finance plc	121,524	516
	BGEO Group plc	18,263	512
2	Sophos Group plc	131,625	510
	esure Group plc	134,552	503
	Countrywide plc	85,188	501
	Keller Group plc	40,534	496
	KCOM Group plc	288,984	491
*	Enterprise Inns plc	282,559	462
2	Zoopla Property Group plc	124,104	437
	NMC Health plc	35,072	435
	UK Commercial Property Trust Ltd.	345,452	434
*	SuperGroup plc	17,831	432
	Northgate plc	73,122	423
	RPS Group plc	118,641	413
	Redefine International PLC	546,316	403
	Foxtons Group plc	144,362	399
	Xchanging plc	139,775	397
	Helical Bar plc	54,936	386
*	Allied Minds plc	62,162	367
	Petra Diamonds Ltd.	283,599	364
	Just Retirement Group plc	146,834	360
	N Brown Group plc	79,246	359
	Devro plc	81,852	350
	De La Rue plc	53,626	350
	Hunting plc	77,074	347

58

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

					Market
					Value
				Shares	($000)
*	Aldermore Group plc			101,327	346
	Chesnara plc			69,585	343
*,2	Shawbrook Group plc			65,541	340
	Oxford Instruments plc			29,111	328
	Spirent Communications plc			312,019	328
	Poundland Group plc			106,681	326
	ITE Group plc			136,465	315
	Chemring Group plc			109,670	308
	Picton Property Income Ltd.			290,828	303
	Premier Farnell plc			204,117	295
	Shanks Group plc			202,284	288
*	Evraz plc			264,518	285
	OneSavings Bank plc			51,518	270
*	Imagination Technologies Group plc			136,834	269
	Soco International plc			121,747	263
*	Mothercare plc			79,601	258
	Schroder REIT Ltd.			285,010	250
	Vedanta Resources plc			58,495	236
	U & I Group plc			69,468	230
	Fenner plc			106,200	224
	888 Holdings plc			82,607	222
	Acacia Mining plc			84,044	222
*	Premier Foods plc			378,072	218
*,^	KAZ Minerals plc			143,494	215
*	Genel Energy plc			84,393	212
*,^	AO World plc			92,003	211
*	Lamprell plc			145,323	211
	Daejan Holdings plc			2,204	206
	Stobart Group Ltd.			129,689	204
*	Premier Oil plc			284,688	204
	Cape plc			55,861	193
	Xaar plc			30,364	188
	Partnership Assurance Group plc			90,139	183
*	EnQuest plc			404,683	114
	Speedy Hire plc			181,857	111
	Lonmin plc			86,503	106
*	Hochschild Mining plc			129,399	92
	Gem Diamonds Ltd.			21,692	42

					9,810,953

Total Common Stocks (Cost $52,830,528)					53,038,379

Temporary Cash Investments (1.7%)[1]		Coupon
Money Market Fund (1.5%)
3,4	Vanguard Market Liquidity Fund	0.363%		840,518,811	840,519

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
5,6	Federal Home Loan Bank Discount Notes	0.200%	2/5/16	10,000	9,997
5	Federal Home Loan Bank Discount Notes	0.360%	3/4/16	2,000	1,999
5	Federal Home Loan Bank Discount Notes	0.466%	3/7/16	6,300	6,295
5	Federal Home Loan Bank Discount Notes	0.331%	4/13/16	5,000	4,994
5,7	Federal Home Loan Bank Discount Notes	0.260%	4/27/16	5,000	4,993
5,7	Federal Home Loan Bank Discount Notes	0.391%	5/27/16	8,000	7,983
8	Freddie Mac Discount Notes	0.245%	1/5/16	20,000	20,000
6,8	Freddie Mac Discount Notes	0.220%	4/15/16	8,400	8,391
7	United States Treasury Note/Bond	0.375%	5/31/16	15,000	14,995

59

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
6,7 United States Treasury Note/Bond	3.250%	5/31/16	19,593	19,813
				99,460
Total Temporary Cash Investments (Cost $940,005)				939,979
Total Investments (100.7%) (Cost $53,770,533)				53,978,358
Other Assets and Liabilities—Net (-0.7%)[4]				(383,160)
Net Assets (100%)				53,595,198

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $503,221,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.8%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the aggregate value of these securities was $132,047,000, representing 0.2% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $537,516,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $8,005,000 have been segregated as collateral for open forward currency contracts.
7 Securities with a value of $30,965,000 have been segregated as initial margin for open futures contracts.
8 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

60

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© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA1270 022016

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Tax-Managed Funds and the Shareholders of Vanguard Developed Markets Index Fund:

In our opinion, the accompanying statement of net assets – investments summary and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Vanguard Developed Markets Index Fund (constituting a separate portfolio of Vanguard Tax-Managed Funds, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedule of investments (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
February 16, 2016

PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1800, Philadelphia, PA 19103-7042
T: (267) 330-3000, F: (267) 330-3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: February 18, 2016
VANGUARD TAX-MANAGED FUNDS
BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 18, 2016

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.